Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 92.7%
Industrial - 17.6%
Apogee Enterprises, Inc.	5,640	$354,389
Mueller Industries, Inc.[1]	6,113	348,074
Vontier Corp.	8,895	339,789
Vishay Intertechnology, Inc.	15,178	338,469
Avnet, Inc.	6,511	335,251
International Seaways, Inc.	5,557	328,585
Teekay Corp.*	35,805	321,171
TD SYNNEX Corp.	2,725	314,465
Caterpillar, Inc.	916	305,120
Teekay Tankers Ltd. — Class A	4,354	299,599
Acuity Brands, Inc.	1,240	299,386
Sonoco Products Co.	5,735	290,879
Boise Cascade Co.	2,368	282,313
Scorpio Tankers, Inc.	3,193	259,559
UFP Industries, Inc.	2,314	259,168
Snap-on, Inc.[1]	975	254,855
Owens Corning	1,356	235,564
Atkore, Inc.[1]	1,331	179,592
Terex Corp.	3,231	177,188
Griffon Corp.	2,617	167,122
AGCO Corp.[1]	1,298	127,048
Dorian LPG Ltd.	2,675	112,243
AZZ, Inc.	1,443	111,472
Lindsay Corp.	825	101,376
Argan, Inc.[1]	1,356	99,205
Ardmore Shipping Corp.	4,085	92,035
Mettler-Toledo International, Inc.*	62	86,651
Masterbrand, Inc.*	4,881	71,653
Kennametal, Inc.	3,019	71,068
Total Industrial		6,563,289
Consumer, Cyclical - 16.5%
General Motors Co.[1]	7,755	360,297
Allison Transmission Holdings, Inc.[1]	4,674	354,757
Cummins, Inc.	1,257	348,101
Lennar Corp. — Class A1	2,223	333,161
PACCAR, Inc.[1]	3,210	330,438
Lear Corp.	2,878	328,696
MSC Industrial Direct Company, Inc. — Class A1	4,135	327,947
GMS, Inc.*	3,877	312,525
KB Home	4,197	294,545
Monarch Casino & Resort, Inc.	4,309	293,572
BorgWarner, Inc.	8,904	287,065
Polaris, Inc.	3,641	285,127
Buckle, Inc.[1]	6,843	252,780
M/I Homes, Inc.*,1	1,713	209,226
Meritage Homes Corp.	1,228	198,752
Carter's, Inc.	3,189	197,622
Visteon Corp.*	1,684	179,683
Movado Group, Inc.	6,959	173,001
MasterCraft Boat Holdings, Inc.*,1	8,054	152,059
Wabash National Corp.	6,780	148,075
Mattel, Inc.*	8,501	138,226
Dillard's, Inc. — Class A	294	129,475
Toll Brothers, Inc.	1,103	127,044
Build-A-Bear Workshop, Inc. — Class A1	4,354	110,025
Ethan Allen Interiors, Inc.	3,873	108,018
Golden Entertainment, Inc.[1]	3,210	99,863
Sonos, Inc.*	6,693	98,789
Total Consumer, Cyclical		6,178,869
Consumer, Non-cyclical - 16.5%
United Therapeutics Corp.*	1,252	398,887
Gilead Sciences, Inc.[1]	5,466	375,022
Innoviva, Inc.*,1	21,851	358,356
Neurocrine Biosciences, Inc.*	2,584	355,739
Bristol-Myers Squibb Co.[1]	8,506	353,254
Johnson & Johnson	2,380	347,861
Jazz Pharmaceuticals plc*	3,251	346,979
Merck & Company, Inc.[1]	2,708	335,250
Molina Healthcare, Inc.*	946	281,246
Collegium Pharmaceutical, Inc.*	8,083	260,273
Royalty Pharma plc — Class A	9,737	256,765
United Rentals, Inc.	340	219,888
Catalyst Pharmaceuticals, Inc.*	12,740	197,343
Cal-Maine Foods, Inc.	2,434	148,742
Perdoceo Education Corp.[1]	6,610	141,586
Alkermes plc*	5,495	132,429
Upbound Group, Inc.	4,035	123,875
USANA Health Sciences, Inc.*	2,712	122,691
Pacira BioSciences, Inc.*	4,242	121,364
Stride, Inc.*	1,696	119,568
Zimmer Biomet Holdings, Inc.	916	99,413
Organon & Co.	4,790	99,153
Centene Corp.*	1,373	91,030
Inmode Ltd.*	4,782	87,224
ZipRecruiter, Inc. — Class A*	9,227	83,873
Alarm.com Holdings, Inc.*	1,240	78,790
Amgen, Inc.	245	76,550
Biogen, Inc.*	323	74,878
Exelixis, Inc.*	3,222	72,398
Harmony Biosciences Holdings, Inc.*	2,356	71,081
Becton Dickinson & Co.	299	69,879
LiveRamp Holdings, Inc.*	2,215	68,532
Amphastar Pharmaceuticals, Inc.*	1,667	66,680
OraSure Technologies, Inc.*	14,813	63,103
Xencor, Inc.*	2,986	56,525
Total Consumer, Non-cyclical		6,156,227
Financial - 12.0%
MGIC Investment Corp.	16,443	354,347
Enact Holdings, Inc.[1]	11,496	352,467
Equity Commonwealth REIT*,1	18,156	352,227
MetLife, Inc.	4,997	350,739
Essent Group Ltd.	6,133	344,613
Synchrony Financial	6,926	326,838
Janus Henderson Group plc	9,654	325,436
Preferred Bank/Los Angeles CA	3,761	283,918
Everest Group Ltd.	560	213,371
Hilltop Holdings, Inc.	6,378	199,504
Jackson Financial, Inc. — Class A	2,596	192,779
OneMain Holdings, Inc.	3,807	184,601
NMI Holdings, Inc. — Class A*,1	5,325	181,263
Western Union Co.	13,262	162,062
Enova International, Inc.*	2,422	150,770
Ally Financial, Inc.	3,624	143,764

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 92.7% (continued)
Financial - 12.0% (continued)
Central Pacific Financial Corp.	6,146	$130,295
SiriusPoint Ltd.*	9,144	111,557
International Bancshares Corp.	1,928	110,301
Total Financial		4,470,852
Communications - 10.7%
AT&T, Inc.[1]	19,184	366,606
Cisco Systems, Inc.[1]	7,651	363,499
Yelp, Inc. — Class A*	9,783	361,482
InterDigital, Inc.	3,019	351,895
Verizon Communications, Inc.[1]	8,439	348,024
Fox Corp. — Class B1	10,853	347,513
T-Mobile US, Inc.	1,941	341,965
eBay, Inc.[1]	5,976	321,031
TEGNA, Inc.[1]	20,155	280,961
IDT Corp. — Class B1	7,398	265,736
Ooma, Inc.*,1	18,035	179,088
Spok Holdings, Inc.[1]	11,317	167,605
Ciena Corp.*	3,392	163,427
Gogo, Inc.*,1	13,465	129,533
Total Communications		3,988,365
Technology - 7.0%
Dropbox, Inc. — Class A*,1	16,186	363,699
Amdocs Ltd.	4,549	359,007
Zoom Video Communications, Inc. — Class A*	5,636	333,595
Immersion Corp.	22,406	210,840
NetApp, Inc.[1]	1,543	198,738
Qualys, Inc.*	1,228	175,113
Amkor Technology, Inc.	4,271	170,925
Clear Secure, Inc. — Class A	8,900	166,519
Cirrus Logic, Inc.*	1,149	146,681
IPG Photonics Corp.*	1,281	108,104
Photronics, Inc.*	4,159	102,603
Adeia, Inc.	8,783	98,238
Teradata Corp.*	2,675	92,448
Playtika Holding Corp.	11,396	89,687
Total Technology		2,616,197
Utilities - 6.2%
ONE Gas, Inc.	5,611	358,263
OGE Energy Corp.[1]	9,704	346,433
Black Hills Corp.	6,324	343,899
WEC Energy Group, Inc.	4,292	336,750
National Fuel Gas Co.[1]	6,196	335,761
CMS Energy Corp.[1]	5,619	334,499
Otter Tail Corp.	2,812	246,303
Total Utilities		2,301,908
Energy - 4.8%
PBF Energy, Inc. — Class A	7,718	355,182
CVR Energy, Inc.[1]	12,984	347,582
Cheniere Energy, Inc.[1]	1,339	234,098
HF Sinclair Corp.	4,309	229,842
Valero Energy Corp.	1,402	219,777
Marathon Petroleum Corp.[1]	892	154,744
SandRidge Energy, Inc.[1]	9,206	119,034
Liberty Energy, Inc. — Class A	3,434	71,736
Par Pacific Holdings, Inc.*	2,803	70,776
Total Energy		1,802,771
Basic Materials - 0.8%
CF Industries Holdings, Inc.	2,434	180,408
Sylvamo Corp.	1,680	115,248
Total Basic Materials		295,656
Government - 0.6%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	8,240	244,481
Total Common Stocks
(Cost $33,808,452)		34,618,615

MONEY MARKET FUND**,† - 2.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.16%[2]	925,742	925,742
Total Money Market Fund
(Cost $925,742)		925,742
Total Investments - 95.2%
(Cost $34,734,194)		$35,544,357
Other Assets & Liabilities, net - 4.8%		1,797,361
Total Net Assets - 100.0%		$37,341,718

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	02/03/25	$10,834,675	$483,272

Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	10,834,675	327,357

						$21,669,350	$810,629

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Counterparty	Reference Obligation		Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	02/03/25	$18,974,824	$720,931
Goldman Sachs International	GS Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/16/28	18,707,867	604,614
						$37,682,691	$1,325,545

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Mueller Industries, Inc.	1,913	1.01%	$39,845
International Seaways, Inc.	1,739	0.95%	28,530
Apogee Enterprises, Inc.	1,765	1.02%	26,159
Teekay Tankers Ltd. — Class A	1,363	0.87%	24,289
Teekay Corp.	11,207	0.93%	23,565
Scorpio Tankers, Inc.	1,000	0.75%	22,741
Owens Corning	424	0.68%	18,678
Boise Cascade Co.	741	0.82%	17,345
Argan, Inc.	424	0.29%	13,613
Ardmore Shipping Corp.	1,279	0.27%	13,402
TD SYNNEX Corp.	853	0.91%	10,103
Snap-on, Inc.	305	0.74%	5,321
UFP Industries, Inc.	724	0.75%	3,505
Lindsay Corp.	258	0.29%	2,269
Caterpillar, Inc.	287	0.88%	1,285
AZZ, Inc.	452	0.32%	841
Terex Corp.	1,011	0.51%	(547)
Mettler-Toledo International, Inc.	19	0.25%	(745)
Kennametal, Inc.	945	0.21%	(1,620)
Vishay Intertechnology, Inc.	4,751	0.98%	(2,060)
Masterbrand, Inc.	1,528	0.21%	(3,688)
Vontier Corp.	2,784	0.98%	(4,042)
Griffon Corp.	819	0.48%	(4,081)
Atkore, Inc.	417	0.52%	(4,236)
Acuity Brands, Inc.	388	0.86%	(4,974)
Avnet, Inc.	2,038	0.97%	(5,534)
AGCO Corp.	406	0.37%	(6,665)
Dorian LPG Ltd.	837	0.32%	(6,791)
Sonoco Products Co.	1,795	0.84%	(10,477)
Total Industrial			196,031
Communications
InterDigital, Inc.	945	1.02%	31,741
AT&T, Inc.	6,005	1.06%	21,082
eBay, Inc.	1,870	0.93%	20,397
IDT Corp. — Class B	2,316	0.77%	19,286
Verizon Communications, Inc.	2,642	1.01%	13,732
T-Mobile US, Inc.	607	0.99%	12,786
Gogo, Inc.	4,215	0.37%	2,835
Yelp, Inc. — Class A	3,062	1.04%	2,298
Ciena Corp.	1,062	0.47%	(443)
Fox Corp. — Class B	3,397	1.00%	(778)
Cisco Systems, Inc.	2,395	1.05%	(1,906)
Spok Holdings, Inc.	3,542	0.48%	(2,394)
TEGNA, Inc.	6,309	0.81%	(2,554)
Ooma, Inc.	5,645	0.52%	(4,317)
Total Communications			111,765
Technology
Immersion Corp.	7,013	0.61%	18,133
Cirrus Logic, Inc.	360	0.42%	13,801
NetApp, Inc.	483	0.57%	11,787
Amkor Technology, Inc.	1,337	0.49%	9,860
Clear Secure, Inc. — Class A	2,786	0.48%	3,718
Playtika Holding Corp.	3,567	0.26%	3,450
Qualys, Inc.	384	0.51%	2,552
Adeia, Inc.	2,749	0.28%	1,706
IPG Photonics Corp.	401	0.31%	(951)
Teradata Corp.	837	0.27%	(1,457)
Photronics, Inc.	1,302	0.30%	(4,140)
Dropbox, Inc. — Class A	5,066	1.05%	(4,974)
Zoom Video Communications, Inc. — Class A	1,764	0.96%	(7,832)
Amdocs Ltd.	1,424	1.04%	(8,423)
Total Technology			37,230
Consumer, Non-cyclical
United Therapeutics Corp.	392	1.15%	37,809
Perdoceo Education Corp.	2,069	0.41%	22,664
Innoviva, Inc.	6,839	1.04%	19,985
Merck & Company, Inc.	848	0.97%	13,737
Organon & Co.	1,499	0.29%	4,399
Cal-Maine Foods, Inc.	762	0.43%	2,805
Amgen, Inc.	77	0.22%	2,720
Neurocrine Biosciences, Inc.	809	1.03%	2,083
Alarm.com Holdings, Inc.	388	0.23%	2,077
Exelixis, Inc.	1,009	0.21%	596
Stride, Inc.	531	0.35%	560
Gilead Sciences, Inc.	1,711	1.08%	455
Pacira BioSciences, Inc.	1,328	0.35%	68
Becton Dickinson & Co.	93	0.20%	(217)
LiveRamp Holdings, Inc.	693	0.20%	(415)
Biogen, Inc.	101	0.22%	(429)
Catalyst Pharmaceuticals, Inc.	3,988	0.57%	(761)
Zimmer Biomet Holdings, Inc.	287	0.29%	(1,204)
Amphastar Pharmaceuticals, Inc.	522	0.19%	(1,273)
Centene Corp.	430	0.26%	(1,452)
Harmony Biosciences Holdings, Inc.	737	0.21%	(1,684)
ZipRecruiter, Inc. — Class A	2,888	0.24%	(2,046)
United Rentals, Inc.	106	0.63%	(2,193)
Xencor, Inc.	935	0.16%	(2,493)
OraSure Technologies, Inc.	4,637	0.18%	(2,724)
USANA Health Sciences, Inc.	849	0.35%	(2,944)
Alkermes plc	1,720	0.38%	(3,264)
Inmode Ltd.	1,497	0.25%	(3,351)
Upbound Group, Inc.	1,263	0.36%	(3,439)
Johnson & Johnson	745	1.01%	(5,032)
Collegium Pharmaceutical, Inc.	2,530	0.75%	(6,602)
Royalty Pharma plc — Class A	3,048	0.74%	(7,117)
Molina Healthcare, Inc.	296	0.81%	(9,664)
Jazz Pharmaceuticals plc	1,018	1.00%	(10,952)
Bristol-Myers Squibb Co.	2,662	1.02%	(32,805)
Total Consumer, Non-cyclical			7,897
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,463	1.02%	40,990
KB Home	1,314	0.85%	15,930
M/I Homes, Inc.	536	0.60%	15,151
Lennar Corp. — Class A	696	0.96%	9,968
General Motors Co.	2,427	1.04%	3,334

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Monarch Casino & Resort, Inc.	1,349	0.85%	$2,744
Build-A-Bear Workshop, Inc. — Class A	1,363	0.32%	1,070
Dillard's, Inc. — Class A	92	0.37%	444
Cummins, Inc.	393	1.00%	(784)
Toll Brothers, Inc.	345	0.37%	(1,280)
Ethan Allen Interiors, Inc.	1,212	0.31%	(1,417)
PACCAR, Inc.	1,005	0.95%	(1,586)
Golden Entertainment, Inc.	1,005	0.29%	(2,352)
Buckle, Inc.	2,142	0.73%	(2,464)
Sonos, Inc.	2,095	0.29%	(2,594)
Visteon Corp.	527	0.52%	(2,786)
Movado Group, Inc.	2,178	0.50%	(2,921)
Mattel, Inc.	2,661	0.40%	(3,356)
BorgWarner, Inc.	2,787	0.83%	(4,110)
Meritage Homes Corp.	384	0.57%	(5,592)
Carter's, Inc.	998	0.57%	(5,848)
MSC Industrial Direct Company, Inc. — Class A	1,294	0.95%	(9,709)
GMS, Inc.	1,214	0.90%	(9,860)
MasterCraft Boat Holdings, Inc.	2,521	0.44%	(9,960)
Wabash National Corp.	2,122	0.43%	(10,584)
Lear Corp.	901	0.95%	(11,077)
Polaris, Inc.	1,140	0.82%	(17,144)
Total Consumer, Cyclical			(15,793)
Financial
MGIC Investment Corp.	5,147	1.02%	35,365
Essent Group Ltd.	1,920	1.00%	22,170
Synchrony Financial	2,168	0.94%	18,921
Preferred Bank/Los Angeles CA	1,177	0.82%	8,973
Enact Holdings, Inc.	3,598	1.02%	8,190
International Bancshares Corp.	604	0.32%	7,976
NMI Holdings, Inc. — Class A	1,667	0.52%	7,416
Janus Henderson Group plc	3,022	0.94%	4,738
Everest Group Ltd.	175	0.62%	1,585
Central Pacific Financial Corp.	1,924	0.38%	1,104
OneMain Holdings, Inc.	1,192	0.53%	666
Ally Financial, Inc.	1,134	0.42%	660
Enova International, Inc.	758	0.44%	504
Hilltop Holdings, Inc.	1,996	0.58%	403
Equity Commonwealth	5,683	1.02%	198
MetLife, Inc.	1,564	1.01%	95
Jackson Financial, Inc. — Class A	813	0.56%	27
SiriusPoint Ltd.	2,862	0.32%	(170)
Western Union Co.	4,152	0.47%	(3,187)
Total Financial			115,634
Utilities
OGE Energy Corp.	3,037	1.00%	6,221
National Fuel Gas Co.	1,939	0.97%	5,979
Black Hills Corp.	1,980	0.99%	3,563
ONE Gas, Inc.	1,756	1.03%	(1,752)
Otter Tail Corp.	880	0.71%	(1,765)
WEC Energy Group, Inc.	1,343	0.97%	(3,570)
CMS Energy Corp.	1,759	0.97%	(4,310)
Total Utilities			4,366
Basic Materials
Sylvamo Corp.	526	0.33%	(1,381)
CF Industries Holdings, Inc.	762	0.52%	(3,085)
Total Basic Materials			(4,466)
Energy
Marathon Petroleum Corp.	279	0.45%	19,194
Cheniere Energy, Inc.	419	0.68%	10,473
PBF Energy, Inc. — Class A	2,416	1.03%	3,383
Valero Energy Corp.	439	0.64%	1,304
HF Sinclair Corp.	1,349	0.66%	(483)
SandRidge Energy, Inc.	2,882	0.34%	(784)
Liberty Energy, Inc. — Class A	1,075	0.21%	(837)
Par Pacific Holdings, Inc.	877	0.20%	(4,955)
CVR Energy, Inc.	4,064	1.00%	(15,348)
Total Energy			11,947
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,579	0.71%	18,661
Total MS Equity Long Custom Basket			$483,272

MS EQUITY SHORT CUSTOM BASKET
Technology
Paycor HCM, Inc.	16,976	(1.14)%	138,803
Dayforce, Inc.	5,749	(1.50)%	71,429
Privia Health Group, Inc.	15,360	(1.41)%	48,931
Braze, Inc. — Class A	5,074	(1.04)%	38,452
Take-Two Interactive Software, Inc.	1,709	(1.40)%	(383)
ACV Auctions, Inc. — Class A	14,882	(1.43)%	(11,100)
KBR, Inc.	4,541	(1.53)%	(12,623)
SiTime Corp.	890	(0.58)%	(28,643)
Parsons Corp.	3,813	(1.64)%	(29,514)
Total Technology			215,352
Utilities
AES Corp.	13,581	(1.26)%	44,831
Middlesex Water Co.	5,250	(1.45)%	18,080
PNM Resources, Inc.	7,397	(1.44)%	172
Total Utilities			63,083
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	15,782	(1.01)%	146,296
Floor & Decor Holdings, Inc. — Class A	1,510	(0.79)%	28,989
Camping World Holdings, Inc. — Class A	7,441	(0.70)%	15,916
Allegiant Travel Co. — Class A	3,682	(0.97)%	12,277
DraftKings, Inc. — Class A	2,660	(0.54)%	5,629
Copart, Inc.	4,467	(1.28)%	(1,059)
VSE Corp.	1,197	(0.56)%	(4,196)
CarMax, Inc.	2,829	(1.09)%	(9,097)
JetBlue Airways Corp.	35,189	(1.13)%	(16,995)
Freshpet, Inc.	1,487	(1.01)%	(29,410)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Consumer, Cyclical			$148,350
Consumer, Non-cyclical
Avis Budget Group, Inc.	1,308	(0.72)%	19,209
Hertz Global Holdings, Inc.	29,542	(0.55)%	18,758
NeoGenomics, Inc.	9,987	(0.73)%	7,312
U-Haul Holding Co.	3,302	(1.07)%	7,234
CBIZ, Inc.	3,722	(1.45)%	6,932
RB Global, Inc.	2,407	(0.97)%	(6,529)
GXO Logistics, Inc.	5,587	(1.49)%	(9,996)
Equifax, Inc.	1,197	(1.53)%	(11,879)
TransUnion	2,637	(1.03)%	(14,684)
Spectrum Brands Holdings, Inc.	3,243	(1.47)%	(25,262)
RxSight, Inc.	1,841	(0.58)%	(40,236)
Total Consumer, Non-cyclical			(49,141)
Financial
Kennedy-Wilson Holdings, Inc.	27,455	(1.43)%	132,352
Sun Communities, Inc.	2,404	(1.52)%	83,208
New York Mortgage Trust, Inc.	41,109	(1.27)%	72,215
Americold Realty Trust, Inc.	10,374	(1.40)%	63,530
PotlatchDeltic Corp.	6,622	(1.37)%	40,361
Marcus & Millichap, Inc.	9,150	(1.52)%	39,880
Cannae Holdings, Inc.	14,022	(1.34)%	36,378
Howard Hughes Holdings, Inc.	4,282	(1.46)%	19,854
Equinix, Inc.	276	(1.10)%	14,082
Terreno Realty Corp.	1,945	(0.61)%	8,749
TFS Financial Corp.	21,972	(1.46)%	8,450
Northern Trust Corp.	3,129	(1.38)%	69
American Tower Corp. — Class A	290	(0.30)%	(205)
State Street Corp.	3,817	(1.49)%	(1,673)
Rexford Industrial Realty, Inc.	6,379	(1.50)%	(2,126)
Veris Residential, Inc.	13,854	(1.10)%	(2,750)
Capitol Federal Financial, Inc.	35,793	(1.04)%	(2,772)
Ventas, Inc.	2,333	(0.63)%	(3,298)
Digital Realty Trust, Inc.	701	(0.56)%	(3,833)
CBRE Group, Inc. — Class A	1,601	(0.75)%	(4,304)
Prologis, Inc.	1,382	(0.82)%	(7,800)
Redwood Trust, Inc.	43,844	(1.50)%	(11,702)
Bank of New York Mellon Corp.	4,848	(1.53)%	(13,106)
Iron Mountain, Inc.	1,652	(0.78)%	(17,927)
Apartment Investment and Management Co. — Class A	35,496	(1.55)%	(20,348)
Elme Communities	18,486	(1.55)%	(31,454)
Welltower, Inc.	2,711	(1.49)%	(60,295)
FTAI Infrastructure, Inc.	30,499	(1.39)%	(90,385)
Total Financial			245,150
Energy
Dril-Quip, Inc.	11,824	(1.16)%	31,851
NOV, Inc.	16,275	(1.63)%	4,682
Oceaneering International, Inc.	10,270	(1.28)%	(12,710)
Valaris Ltd.	3,945	(1.55)%	(25,569)
Antero Resources Corp.	8,338	(1.43)%	(41,269)
Archrock, Inc.	9,936	(1.06)%	(66,112)
TechnipFMC plc	11,703	(1.61)%	(69,413)
Total Energy			(178,540)
Industrial
Norfolk Southern Corp.	1,285	(1.45)%	33,736
Old Dominion Freight Line, Inc.	1,180	(1.10)%	30,329
XPO, Inc.	1,116	(0.62)%	19,304
Knight-Swift Transportation Holdings, Inc.	6,015	(1.58)%	13,740
Boeing Co.	1,140	(1.09)%	12,155
Xylem, Inc.	2,050	(1.47)%	7,409
Saia, Inc.	260	(0.65)%	5,510
Montrose Environmental Group, Inc.	1,554	(0.36)%	3,366
GATX Corp.	2,138	(1.49)%	(9,699)
RXO, Inc.	13,773	(1.90)%	(60,055)
Casella Waste Systems, Inc. — Class A	2,896	(1.51)%	(60,907)
Total Industrial			(5,112)
Communications
Boston Omaha Corp. — Class A	11,403	(0.81)%	17,865
Uber Technologies, Inc.	3,547	(1.36)%	(23,985)
Total Communications			(6,120)
Basic Materials
Piedmont Lithium, Inc.	7,438	(0.39)%	191,835
Compass Minerals International, Inc.	6,669	(0.36)%	77,903
Novagold Resources, Inc.	39,333	(0.72)%	23,526
Hecla Mining Co.	17,246	(0.44)%	21,695
MP Materials Corp.	5,280	(0.35)%	14,959
Ivanhoe Electric Incorporated / US	18,183	(0.90)%	8,452
Newmont Corp.	1,888	(0.42)%	(2,033)
Kronos Worldwide, Inc.	14,869	(0.98)%	(48,428)
Total Basic Materials			287,909
Total MS Equity Short Custom Basket			$720,931

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Apogee Enterprises, Inc.	1,765	1.02%	$26,131
Teekay Tankers Ltd. — Class A	1,363	0.87%	24,224
International Seaways, Inc.	1,739	0.95%	23,674
Teekay Corp.	11,207	0.93%	23,469
Owens Corning	424	0.68%	18,751
Mueller Industries, Inc.	1,913	1.01%	17,765
Ardmore Shipping Corp.	1,279	0.27%	13,359
Scorpio Tankers, Inc.	1,000	0.75%	11,148
Argan, Inc.	424	0.29%	10,563
TD SYNNEX Corp.	853	0.91%	10,365
UFP Industries, Inc.	724	0.75%	3,169
Lindsay Corp.	258	0.29%	2,270
Caterpillar, Inc.	287	0.88%	1,294
AZZ, Inc.	452	0.32%	634
Terex Corp.	1,011	0.51%	(423)
Mettler-Toledo International, Inc.	19	0.25%	(723)
Kennametal, Inc.	945	0.21%	(1,579)
Vishay Intertechnology, Inc.	4,751	0.98%	(1,967)
Snap-on, Inc.	305	0.74%	(2,058)
Masterbrand, Inc.	1,528	0.21%	(3,673)
Griffon Corp.	819	0.48%	(3,777)
Vontier Corp.	2,784	0.98%	(4,094)
Atkore, Inc.	417	0.52%	(4,185)
Acuity Brands, Inc.	388	0.86%	(4,955)
Avnet, Inc.	2,038	0.97%	(5,254)
Dorian LPG Ltd.	837	0.32%	(6,606)
AGCO Corp.	406	0.37%	(6,639)
Sonoco Products Co.	1,795	0.84%	(10,421)
Boise Cascade Co.	741	0.82%	(11,589)
Total Industrial			118,873
Communications
InterDigital, Inc.	945	1.02%	31,776
AT&T, Inc.	6,005	1.06%	21,032
eBay, Inc.	1,870	0.93%	20,335
IDT Corp. — Class B	2,316	0.77%	19,242
Verizon Communications, Inc.	2,642	1.01%	13,594
T-Mobile US, Inc.	607	0.99%	12,724
Gogo, Inc.	4,215	0.37%	2,326
Yelp, Inc. — Class A	3,062	1.04%	2,309
Cisco Systems, Inc.	2,395	1.05%	971
Ciena Corp.	1,062	0.47%	(438)
Fox Corp. — Class B	3,397	1.00%	(717)
Spok Holdings, Inc.	3,542	0.48%	(2,520)
TEGNA, Inc.	6,309	0.81%	(2,728)
Ooma, Inc.	5,645	0.52%	(4,260)
Total Communications			113,646
Technology
Immersion Corp.	7,013	0.61%	18,050
Cirrus Logic, Inc.	360	0.42%	13,847
NetApp, Inc.	483	0.57%	11,882
Amkor Technology, Inc.	1,337	0.49%	9,861
Playtika Holding Corp.	3,567	0.26%	3,528
Clear Secure, Inc. — Class A	2,786	0.48%	3,458
Qualys, Inc.	384	0.51%	2,602
Adeia, Inc.	2,749	0.28%	1,727
IPG Photonics Corp.	401	0.31%	(939)
Teradata Corp.	837	0.27%	(1,444)
Photronics, Inc.	1,302	0.30%	(3,984)
Dropbox, Inc. — Class A	5,066	1.05%	(5,033)
Zoom Video Communications, Inc. — Class A	1,764	0.96%	(7,971)
Amdocs Ltd.	1,424	1.04%	(8,507)
Total Technology			37,077
Consumer, Non-cyclical
United Therapeutics Corp.	392	1.15%	37,918
Innoviva, Inc.	6,839	1.04%	18,749
Merck & Company, Inc.	848	0.97%	13,774
Organon & Co.	1,499	0.29%	4,290
Amgen, Inc.	77	0.22%	2,710
Cal-Maine Foods, Inc.	762	0.43%	2,203
Alarm.com Holdings, Inc.	388	0.23%	2,130
Neurocrine Biosciences, Inc.	809	1.03%	1,641
Stride, Inc.	531	0.35%	604
Exelixis, Inc.	1,009	0.21%	540
Gilead Sciences, Inc.	1,711	1.08%	408
Perdoceo Education Corp.	2,069	0.41%	(12)
Pacira BioSciences, Inc.	1,328	0.35%	(19)
Becton Dickinson & Co.	93	0.20%	(249)
Biogen, Inc.	101	0.22%	(433)
LiveRamp Holdings, Inc.	693	0.20%	(496)
Catalyst Pharmaceuticals, Inc.	3,988	0.57%	(901)
Zimmer Biomet Holdings, Inc.	287	0.29%	(1,202)
Amphastar Pharmaceuticals, Inc.	522	0.19%	(1,311)
Centene Corp.	430	0.26%	(1,489)
Harmony Biosciences Holdings, Inc.	737	0.21%	(1,733)
United Rentals, Inc.	106	0.63%	(2,218)
ZipRecruiter, Inc. — Class A	2,888	0.24%	(2,230)
OraSure Technologies, Inc.	4,637	0.18%	(2,581)
Xencor, Inc.	935	0.16%	(2,614)
USANA Health Sciences, Inc.	849	0.35%	(3,038)
Alkermes plc	1,720	0.38%	(3,289)
Inmode Ltd.	1,497	0.25%	(3,361)
Upbound Group, Inc.	1,263	0.36%	(3,429)
Johnson & Johnson	745	1.01%	(5,144)
Collegium Pharmaceutical, Inc.	2,530	0.75%	(6,657)
Royalty Pharma plc — Class A	3,048	0.74%	(7,123)
Molina Healthcare, Inc.	296	0.81%	(9,582)
Jazz Pharmaceuticals plc	1,018	1.00%	(10,937)
Bristol-Myers Squibb Co.	2,662	1.02%	(15,256)
Total Consumer, Non-cyclical			(337)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,463	1.02%	18,274
KB Home	1,314	0.85%	15,879
M/I Homes, Inc.	536	0.60%	15,235
Lennar Corp. — Class A	696	0.96%	10,040
General Motors Co.	2,427	1.04%	3,288

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Monarch Casino & Resort, Inc.	1,349	0.85%	$2,593
Build-A-Bear Workshop, Inc. — Class A	1,363	0.32%	1,153
Dillard's, Inc. — Class A	92	0.37%	594
Cummins, Inc.	393	1.00%	(716)
Toll Brothers, Inc.	345	0.37%	(1,231)
Ethan Allen Interiors, Inc.	1,212	0.31%	(1,421)
PACCAR, Inc.	1,005	0.95%	(1,563)
Golden Entertainment, Inc.	1,005	0.29%	(2,293)
Buckle, Inc.	2,142	0.73%	(2,304)
Sonos, Inc.	2,095	0.29%	(2,497)
Movado Group, Inc.	2,178	0.50%	(2,589)
Visteon Corp.	527	0.52%	(2,785)
Mattel, Inc.	2,661	0.40%	(3,281)
BorgWarner, Inc.	2,787	0.83%	(3,952)
Meritage Homes Corp.	384	0.57%	(5,523)
Carter's, Inc.	998	0.57%	(5,943)
GMS, Inc.	1,214	0.90%	(9,941)
MasterCraft Boat Holdings, Inc.	2,521	0.44%	(9,999)
Wabash National Corp.	2,122	0.43%	(10,558)
Lear Corp.	901	0.95%	(11,013)
MSC Industrial Direct Company, Inc. — Class A	1,294	0.95%	(11,374)
Polaris, Inc.	1,140	0.82%	(17,153)
Total Consumer, Cyclical			(39,080)
Financial
Synchrony Financial	2,168	0.94%	19,063
Essent Group Ltd.	1,920	1.00%	17,073
MGIC Investment Corp.	5,147	1.02%	8,676
Enact Holdings, Inc.	3,598	1.02%	8,237
Preferred Bank/Los Angeles CA	1,177	0.82%	7,791
NMI Holdings, Inc. — Class A	1,667	0.52%	7,206
International Bancshares Corp.	604	0.32%	5,226
Janus Henderson Group plc	3,022	0.94%	4,561
Everest Group Ltd.	175	0.62%	1,554
Central Pacific Financial Corp.	1,924	0.38%	1,079
Ally Financial, Inc.	1,134	0.42%	633
OneMain Holdings, Inc.	1,192	0.53%	585
Enova International, Inc.	758	0.44%	470
MetLife, Inc.	1,564	1.01%	402
Hilltop Holdings, Inc.	1,996	0.58%	401
Jackson Financial, Inc. — Class A	813	0.56%	228
Equity Commonwealth	5,683	1.02%	221
SiriusPoint Ltd.	2,862	0.32%	99
Western Union Co.	4,151	0.47%	(3,037)
Total Financial			80,468
Utilities
National Fuel Gas Co.	1,939	0.97%	6,629
OGE Energy Corp.	3,037	1.00%	5,964
Black Hills Corp.	1,980	0.99%	3,227
Otter Tail Corp.	880	0.71%	(1,817)
ONE Gas, Inc.	1,756	1.03%	(1,827)
WEC Energy Group, Inc.	1,343	0.97%	(3,436)
CMS Energy Corp.	1,759	0.97%	(4,379)
Total Utilities			4,361
Basic Materials
Sylvamo Corp.	526	0.33%	(1,376)
CF Industries Holdings, Inc.	762	0.52%	(3,110)
Total Basic Materials			(4,486)
Energy
Marathon Petroleum Corp.	279	0.45%	10,746
Cheniere Energy, Inc.	419	0.68%	10,402
Valero Energy Corp.	439	0.64%	1,408
HF Sinclair Corp.	1,349	0.66%	(352)
SandRidge Energy, Inc.	2,882	0.34%	(854)
Liberty Energy, Inc. — Class A	1,075	0.21%	(937)
PBF Energy, Inc. — Class A	2,416	1.03%	(1,500)
Par Pacific Holdings, Inc.	877	0.20%	(5,014)
CVR Energy, Inc.	4,064	1.00%	(15,534)
Total Energy			(1,635)
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,579	0.71%	18,470
Total GS Equity Long Custom Basket			$327,357

GS EQUITY SHORT CUSTOM BASKET
Technology
Paycor HCM, Inc.	16,976	(1.15)%	126,346
Dayforce, Inc.	5,749	(1.52)%	70,915
Braze, Inc. — Class A	5,074	(1.05)%	38,775
Take-Two Interactive Software, Inc.	1,709	(1.42)%	(361)
ACV Auctions, Inc. — Class A	14,882	(1.45)%	(10,778)
KBR, Inc.	4,541	(1.56)%	(12,666)
SiTime Corp.	890	(0.59)%	(28,578)
Parsons Corp.	3,813	(1.67)%	(29,835)
Total Technology			153,818
Utilities
AES Corp.	13,581	(1.28)%	46,436
Middlesex Water Co.	5,250	(1.47)%	18,199
PNM Resources, Inc.	7,397	(1.46)%	523
Total Utilities			65,158
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	15,782	(1.03)%	146,712
Floor & Decor Holdings, Inc. — Class A	1,510	(0.80)%	27,966
Camping World Holdings, Inc. — Class A	7,441	(0.71)%	15,529
Allegiant Travel Co. — Class A	3,682	(0.99)%	11,992
DraftKings, Inc. — Class A	2,660	(0.54)%	5,700
Copart, Inc.	4,467	(1.29)%	(1,306)
VSE Corp.	1,197	(0.56)%	(4,152)
CarMax, Inc.	2,829	(1.11)%	(9,126)
JetBlue Airways Corp.	35,189	(1.15)%	(17,232)
Freshpet, Inc.	1,487	(1.03)%	(28,811)
Total Consumer, Cyclical			147,272

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Avis Budget Group, Inc.	1,308	(0.73)%	$18,863
Hertz Global Holdings, Inc.	29,542	(0.56)%	18,754
U-Haul Holding Co.	3,302	(1.09)%	7,607
CBIZ, Inc.	3,722	(1.47)%	7,326
NeoGenomics, Inc.	9,987	(0.74)%	6,933
RB Global, Inc.	2,407	(0.98)%	(6,879)
GXO Logistics, Inc.	5,587	(1.51)%	(8,018)
Equifax, Inc.	1,197	(1.55)%	(11,979)
TransUnion	2,637	(1.05)%	(14,894)
Spectrum Brands Holdings, Inc.	3,243	(1.49)%	(25,669)
RxSight, Inc.	1,841	(0.59)%	(39,730)
Total Consumer, Non-cyclical			(47,686)
Financial
Kennedy-Wilson Holdings, Inc.	27,455	(1.43)%	122,627
New York Mortgage Trust, Inc.	41,109	(1.28)%	71,921
Americold Realty Trust, Inc.	10,374	(1.42)%	45,943
PotlatchDeltic Corp.	6,622	(1.39)%	40,548
Marcus & Millichap, Inc.	9,150	(1.54)%	39,674
Cannae Holdings, Inc.	14,022	(1.36)%	36,264
Sun Communities, Inc.	2,404	(1.55)%	23,989
Howard Hughes Holdings, Inc.	4,282	(1.48)%	19,686
TFS Financial Corp.	21,972	(1.48)%	11,704
Terreno Realty Corp.	1,945	(0.62)%	9,520
Northern Trust Corp.	3,129	(1.40)%	(14)
American Tower Corp. — Class A	290	(0.30)%	(164)
State Street Corp.	3,817	(1.51)%	(1,654)
Capitol Federal Financial, Inc.	35,793	(1.05)%	(2,389)
Veris Residential, Inc.	13,854	(1.11)%	(2,735)
Rexford Industrial Realty, Inc.	6,379	(1.52)%	(2,867)
Ventas, Inc.	2,333	(0.64)%	(3,007)
Digital Realty Trust, Inc.	701	(0.57)%	(3,795)
CBRE Group, Inc. — Class A	1,601	(0.76)%	(4,712)
Equinix, Inc.	276	(1.12)%	(6,400)
Prologis, Inc.	1,382	(0.83)%	(7,672)
Redwood Trust, Inc.	43,844	(1.52)%	(11,787)
Bank of New York Mellon Corp.	4,848	(1.55)%	(13,254)
Iron Mountain, Inc.	1,652	(0.79)%	(17,802)
Apartment Investment and Management Co. — Class A	35,496	(1.57)%	(20,509)
Elme Communities	18,486	(1.57)%	(31,512)
Welltower, Inc.	2,711	(1.51)%	(35,622)
FTAI Infrastructure, Inc.	30,499	(1.41)%	(90,691)
Total Financial			165,290
Energy
Dril-Quip, Inc.	11,824	(1.18)%	31,403
NOV, Inc.	16,275	(1.65)%	11,727
Oceaneering International, Inc.	10,270	(1.30)%	(12,625)
Valaris Ltd.	3,945	(1.57)%	(23,596)
Antero Resources Corp.	8,338	(1.45)%	(41,565)
Archrock, Inc.	9,936	(1.07)%	(66,420)
TechnipFMC plc	11,703	(1.64)%	(69,402)
Total Energy			(170,478)
Industrial
Norfolk Southern Corp.	1,285	(1.47)%	33,497
Old Dominion Freight Line, Inc.	1,180	(1.11)%	30,626
XPO, Inc.	1,116	(0.63)%	20,234
Knight-Swift Transportation Holdings, Inc.	6,015	(1.61)%	13,786
Boeing Co.	1,140	(1.11)%	12,191
Xylem, Inc.	2,050	(1.49)%	6,896
Saia, Inc.	260	(0.66)%	5,456
Montrose Environmental Group, Inc.	1,554	(0.37)%	2,904
GATX Corp.	2,138	(1.51)%	(9,820)
Casella Waste Systems, Inc. — Class A	2,896	(1.54)%	(31,503)
RXO, Inc.	13,774	(1.93)%	(60,882)
Total Industrial			23,385
Communications
Boston Omaha Corp. — Class A	11,403	(0.82)%	17,407
Uber Technologies, Inc.	3,547	(1.38)%	(23,826)
Total Communications			(6,419)
Basic Materials
Piedmont Lithium, Inc.	7,438	(0.40)%	191,367
Compass Minerals International, Inc.	6,669	(0.37)%	77,431
Novagold Resources, Inc.	39,333	(0.73)%	23,471
MP Materials Corp.	5,280	(0.36)%	16,199
Ivanhoe Electric Incorporated / US	18,183	(0.91)%	8,889
Hecla Mining Co.	17,246	(0.45)%	7,654
Newmont Corp.	1,888	(0.42)%	(1,945)
Kronos Worldwide, Inc.	14,869	(1.00)%	(48,792)
Total Basic Materials			274,274
Total GS Equity Short Custom Basket			$604,614

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2024.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,618,615	$—	$—	$34,618,615
Money Market Fund	925,742	—	—	925,742
Equity Custom Basket Swap Agreements**	—	2,136,174	—	2,136,174
Total Assets	$35,544,357	$2,136,174	$—	$37,680,531

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 101.7%
Technology - 27.7%
Microsoft Corp.	32,603	$14,571,911
Apple, Inc.	58,036	12,223,542
NVIDIA Corp.	90,950	11,235,963
Broadcom, Inc.	1,730	2,777,102
QUALCOMM, Inc.	10,047	2,001,162
KLA Corp.	2,271	1,872,462
NetApp, Inc.	12,774	1,645,291
Dropbox, Inc. — Class A*	70,437	1,582,720
Zoom Video Communications, Inc. — Class A*	24,853	1,471,049
Applied Materials, Inc.	6,084	1,435,763
Dell Technologies, Inc. — Class C	9,216	1,270,979
Crowdstrike Holdings, Inc. — Class A*	3,077	1,179,076
Atlassian Corp. — Class A*	4,990	882,631
Texas Instruments, Inc.	4,410	857,877
Cadence Design Systems, Inc.*	2,295	706,286
Cognizant Technology Solutions Corp. — Class A	8,436	573,648
Workday, Inc. — Class A*	2,379	531,849
Cirrus Logic, Inc.*	3,223	411,448
Total Technology		57,230,759
Consumer, Non-cyclical - 15.7%
Amgen, Inc.	7,916	2,473,354
McKesson Corp.	4,102	2,395,732
United Rentals, Inc.	3,658	2,365,738
Vertex Pharmaceuticals, Inc.*	4,896	2,294,853
Merck & Company, Inc.	17,569	2,175,042
UnitedHealth Group, Inc.	4,062	2,068,614
Gilead Sciences, Inc.	26,705	1,832,230
Regeneron Pharmaceuticals, Inc.*	1,724	1,811,976
Elevance Health, Inc.	3,324	1,801,143
United Therapeutics Corp.*	5,597	1,782,925
Bristol-Myers Squibb Co.	41,234	1,712,448
Neurocrine Biosciences, Inc.*	11,456	1,577,148
Eli Lilly & Co.	1,619	1,465,810
Humana, Inc.	3,636	1,358,592
Colgate-Palmolive Co.	13,957	1,354,387
Cigna Group	3,454	1,141,789
Booz Allen Hamilton Holding Corp.	6,362	979,112
Cencora, Inc. — Class A	2,168	488,450
AbbVie, Inc.	2,647	454,013
Kimberly-Clark Corp.	3,252	449,426
HCA Healthcare, Inc.	1,019	327,384
CVS Health Corp.	2,412	142,453
Total Consumer, Non-cyclical		32,452,619
Financial - 13.7%
Berkshire Hathaway, Inc. — Class B*	10,088	4,103,798
Hartford Financial Services Group, Inc.	37,156	3,735,664
Synchrony Financial	65,122	3,073,107
Prudential Financial, Inc.	24,003	2,812,912
Travelers Companies, Inc.	13,555	2,756,274
Capital One Financial Corp.	15,086	2,088,657
Progressive Corp.	9,847	2,045,320
Citigroup, Inc.	30,494	1,935,149
American Express Co.	7,776	1,800,533
MetLife, Inc.	23,203	1,628,619
Ameriprise Financial, Inc.	3,072	1,312,328
Unum Group	12,063	616,540
JPMorgan Chase & Co.	2,062	417,060
Total Financial		28,325,961
Industrial - 13.0%
Lockheed Martin Corp.	7,809	3,647,584
Caterpillar, Inc.	8,140	2,711,434
Deere & Co.	6,394	2,388,990
Snap-on, Inc.	9,132	2,387,014
General Dynamics Corp.	7,473	2,168,216
TD SYNNEX Corp.	18,305	2,112,397
Amphenol Corp. — Class A	28,442	1,916,138
Avnet, Inc.	35,607	1,833,404
FedEx Corp.	5,943	1,781,949
Masco Corp.	23,268	1,551,277
Owens Corning	8,715	1,513,970
Illinois Tool Works, Inc.	6,249	1,480,763
Jabil, Inc.	6,341	689,837
Oshkosh Corp.	5,923	640,869
Total Industrial		26,823,842
Communications - 12.1%
Amazon.com, Inc.*	30,359	5,866,877
Alphabet, Inc. — Class A	29,124	5,304,937
Meta Platforms, Inc. — Class A	8,204	4,136,621
Arista Networks, Inc.*	7,512	2,632,806
Cisco Systems, Inc.	41,418	1,967,769
eBay, Inc.	35,552	1,909,853
Motorola Solutions, Inc.	4,519	1,744,560
T-Mobile US, Inc.	4,392	773,783
Booking Holdings, Inc.	187	740,800
Total Communications		25,078,006
Consumer, Cyclical - 10.2%
WW Grainger, Inc.	4,030	3,636,027
Lowe's Companies, Inc.	13,555	2,988,335
Cummins, Inc.	8,873	2,457,200
DR Horton, Inc.	15,957	2,248,820
PulteGroup, Inc.	17,499	1,926,640
Lear Corp.	14,534	1,659,928
Walmart, Inc.	22,892	1,550,017
Home Depot, Inc.	3,570	1,228,937
Dick's Sporting Goods, Inc.	4,665	1,002,275
Murphy USA, Inc.	2,112	991,500
Lululemon Athletica, Inc.*	2,093	625,179
Tesla, Inc.*	2,774	548,919
AutoZone, Inc.*	115	340,872
Total Consumer, Cyclical		21,204,649
Energy - 4.7%
Valero Energy Corp.	23,974	3,758,164
Cheniere Energy, Inc.	15,920	2,783,294
Suncor Energy, Inc.	34,790	1,325,499
EOG Resources, Inc.	6,747	849,245
ConocoPhillips	4,813	550,511
Diamondback Energy, Inc.	1,292	258,645
Targa Resources Corp.	1,354	174,368
Total Energy		9,699,726
Basic Materials - 3.4%
Nucor Corp.	13,272	2,098,038
Steel Dynamics, Inc.	10,956	1,418,802
Dow, Inc.	25,640	1,360,202

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 101.7% (continued)
Basic Materials - 3.4% (continued)
Ecolab, Inc.	5,359	$1,275,442
Reliance, Inc.	3,354	957,902
Total Basic Materials		7,110,386
Utilities - 1.2%
Exelon Corp.	30,430	1,053,182
Southern Co.	8,838	685,564
Sempra	4,900	372,694
Edison International	4,914	352,874
Total Utilities		2,464,314
Total Common Stocks
(Cost $173,685,669)		210,390,262

EXCHANGE-TRADED FUND***,† - 0.9%
SPDR S&P 500 ETF Trust	3,375	1,836,742
Total Exchange-Traded Fund
(Cost $1,462,073)		1,836,742

MONEY MARKET FUND***,† - 0.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[1]	251,084	251,084
Total Money Market Fund
(Cost $251,084)		251,084
Total Investments - 102.7%
(Cost $175,398,826)		$212,478,088
Other Assets & Liabilities, net - (2.7)%		(5,657,231)
Total Net Assets - 100.0%		$206,820,857

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$210,390,262	$—	$—	$210,390,262
Exchange-Traded Fund	1,836,742	—	—	1,836,742
Money Market Fund	251,084	—	—	251,084
Total Assets	$212,478,088	$—	$—	$212,478,088

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	1,596	$7,773
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	622,890	62
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $318,203)		7,835

PREFERRED STOCKS†† - 1.7%
Financial - 1.7%
Charles Schwab Corp.
4.00%	8,500,000	7,259,119
Wells Fargo & Co.
3.90%	5,550,000	5,310,939
State Street Corp.
6.70%	4,870,000	4,899,030
Bank of New York Mellon Corp.
3.75%	3,900,000	3,598,872
MetLife, Inc.
3.85%	3,520,000	3,406,870
JPMorgan Chase & Co.
3.65%[2]	2,350,000	2,222,770
Markel Group, Inc.
6.00%	1,360,000	1,350,572
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	1,000,000	995,000
Depository Trust & Clearing Corp.
3.38%*,2,3	1,000,000	939,225
CNO Financial Group, Inc.
5.13% due 11/25/60	48,000	931,200
Assurant, Inc.
5.25% due 01/15/61	975	20,397
First Republic Bank
4.25%*	77,975	1,559
Total Financial		30,935,553
Industrial - 0.0%
Constar International Holdings LLC*,†††	7	–
Total Preferred Stocks
(Cost $34,932,014)		30,935,553

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	6,510	184
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	190,327	19
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $15,075)		210

MONEY MARKET FUND***,† - 2.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[4]	47,931,452	47,931,452
Total Money Market Fund
(Cost $47,931,452)		47,931,452

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.3%
Government Agency - 22.7%
Fannie Mae
5.50% due 05/01/53	27,784,499	27,445,080
5.00% due 06/01/53	26,060,312	25,235,154
6.00% due 05/01/54	18,939,629	18,996,092
5.00% due 05/01/53	16,898,356	16,348,008
3.00% due 05/01/52	18,372,071	15,647,714
5.00% due 04/01/53	12,714,056	12,304,353
5.50% due 06/01/54	10,896,412	10,748,784
5.00% due 08/01/53	5,643,882	5,461,628
5.00% due 12/01/53	5,044,915	4,876,357
6.50% due 04/25/49	3,408,967	3,405,920
5.00% due 09/01/52	2,055,775	1,990,945
2.78% due 05/01/51	2,619,660	1,950,627
5.00% due 01/01/54	1,543,825	1,492,242
2.32% due 02/01/51	1,980,633	1,409,738
2.00% due 09/01/50	1,999,477	1,375,613
2.11% due 10/01/50	1,766,869	1,236,043
2.27% due 02/01/51	1,649,105	1,166,573
2.39% due 02/01/51	1,372,997	988,000
4.24% due 08/01/48	988,200	879,790
2.58% due 10/01/51	1,149,600	839,006
3.46% due 08/01/49	918,353	767,697
4.37% due 10/01/48	690,989	639,248
4.25% due 05/01/48	606,195	549,076
due 12/25/43[5]	655,924	480,826
Uniform MBS 30 Year
due 09/01/24[14]	63,860,000	54,350,352
due 09/01/24[14]	24,258,702	24,319,106
due 08/01/24[14]	16,011,388	16,053,498
due 09/01/24[14]	18,405,000	15,089,943
due 09/01/24[14]	15,965,000	12,497,641
due 09/01/24[14]	10,180,792	10,057,907
Freddie Mac
5.50% due 09/01/53	15,271,847	15,230,699
5.50% due 06/01/53	12,388,889	12,252,992
5.00% due 04/01/53	12,615,750	12,205,328
5.50% due 06/01/54	12,199,325	12,034,046
5.00% due 06/01/53	10,815,988	10,454,250
5.00% due 09/01/52	5,468,550	5,298,620
5.00% due 03/01/53	4,226,805	4,091,272
5.00% due 01/01/54	1,604,219	1,550,544
1.98% due 05/01/50	1,318,764	893,926
Uniform MBS 15 Year
due 08/01/24[14]	28,642,500	28,392,967
due 09/01/24[14]	4,857,500	4,813,481
Ginnie Mae
due 08/01/24[14]	6,341,350	6,291,780
due 08/01/24[14]	6,213,584	6,239,060
due 09/01/24[14]	3,170,198	3,144,050
due 09/01/24[14]	3,106,326	3,117,136
6.00% due 06/20/47	1,007,471	1,004,719

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.3% (continued)
Government Agency - 22.7% (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	$3,070,502	$2,430,684
2.00% due 11/25/59	1,166,151	921,360
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,6	17,461,982	1,637,099
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	829,821	654,758
Total Government Agency		421,261,732
Residential Mortgage-Backed Securities - 6.7%
OBX Trust
2023-NQM9, 7.66% due 10/25/63[3,7]	3,500,159	3,554,335
2024-NQM4, 6.22% due 01/25/64[3,7]	2,874,420	2,868,960
2024-NQM5, 6.29% due 12/01/64[3,7]	1,671,185	1,670,302
2024-NQM6, 6.85% due 02/25/64[3,7]	1,518,761	1,530,511
2024-NQM5, 5.99% due 12/01/64[3,7]	1,432,444	1,431,696
2024-NQM6, 6.45% due 02/25/64[3,7]	1,175,815	1,184,404
2024-NQM7, 6.24% due 03/25/64[3,7]	983,809	987,899
2024-NQM7, 6.60% due 03/25/64[3,7]	983,809	986,506
2024-NQM6, 6.70% due 02/25/64[3,7]	979,846	986,437
2024-NQM5, 6.39% due 12/01/64[3,7]	954,963	953,757
2024-NQM8, 6.59% due 05/25/64[3,7]	942,287	945,714
2024-NQM3, 6.13% due 12/25/63[3,7]	932,125	933,807
2024-NQM3, 6.33% due 12/25/63[3,7]	932,125	932,102
2024-NQM3, 6.43% due 12/25/63[7]	932,125	930,235
2022-NQM8, 6.10% due 09/25/62[3,7]	815,349	810,520
2024-NQM8, 6.23% due 05/25/64[3,7]	793,505	797,144
2024-NQM7, 6.45% due 03/25/64[3,7]	590,286	591,636
2022-NQM9, 6.45% due 09/25/62[3,7]	553,260	553,144
2024-NQM2, 6.18% due 12/25/63[3,7]	468,491	465,776
COLT Mortgage Loan Trust
2023-4, 7.62% due 10/25/68[3,7]	3,593,880	3,639,929
2023-3, 7.18% due 09/25/68[3,7]	2,805,126	2,843,702
2021-2, 2.38% (WAC) due 08/25/66◊,3	4,000,000	2,687,346
2024-1, 6.14% due 02/25/69[3,7]	1,370,281	1,359,776
2024-2, 6.13% due 04/25/69[3,7]	1,050,533	1,050,825
2023-3, 7.58% due 09/25/68[3,7]	904,879	914,683
2024-2, 6.43% due 04/25/69[3,7]	477,515	477,793
2024-2, 6.33% due 04/25/69[3,7]	477,515	477,602
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[3,7]	4,748,336	4,714,853
2024-4, 6.20% due 01/25/69[3,7]	2,626,884	2,628,407
2024-3, 4.80% due 11/26/68[3,7]	1,916,149	1,863,165
2023-1, 4.75% due 09/26/67[3,7]	1,424,880	1,364,689
2024-4, 6.50% due 01/25/69[3,7]	797,447	797,544
2024-4, 6.40% due 01/25/69[3,7]	375,269	375,311
2020-1, 2.77% (WAC) due 12/25/59◊,3	259,232	243,207
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	8,006,411	7,237,541
2021-13, 2.50% (WAC) due 04/25/52◊,3	3,604,365	3,247,881
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	3,042,942	2,812,102
2023-NQM3, 6.89% due 08/25/68[3,7]	1,767,111	1,789,056
2023-NQM3, 7.34% due 08/25/68[3,7]	1,767,115	1,779,422
2024-NQM2, 6.54% due 06/25/59[7]	968,929	969,019
2024-NQM2, 6.09% due 06/25/59[3,7]	484,465	484,968
Verus Securitization Trust
2024-1, 6.12% due 01/25/69[3,7]	4,514,386	4,486,523
2023-2, 6.85% due 03/25/68[7]	1,535,900	1,539,473
2023-7, 7.42% due 10/25/68[3,7]	1,322,933	1,336,040
2019-4, 3.85% due 11/25/59[3]	395,810	384,328
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[7]	1,781,785	1,709,816

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.3% (continued)
Residential Mortgage-Backed Securities - 6.7% (continued)
2024-NQM3, 6.39% due 03/25/64[7]	1,608,386	$1,611,748
2023-NQM8, 7.10% due 10/25/63[3,7]	1,376,816	1,384,230
2021-HE1, 6.84% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3	1,000,000	997,531
2024-CES1, 6.38% due 04/25/54[3,7]	972,659	978,536
RCKT Mortgage Trust
2023-CES2, 6.81% (WAC) due 09/25/43◊,3	3,474,619	3,500,644
2024-CES4, 6.15% due 06/25/44[3,7]	2,731,344	2,748,557
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	3,218,962	3,245,617
2024-HE1, 6.17% (WAC) due 03/25/54◊,3	2,837,922	2,837,337
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,3	2,472,000	2,087,956
2024-RPL2, 3.50% due 05/25/54[3]	2,077,732	1,963,158
2023-RCF1, 4.00% due 06/25/53[3,7]	837,050	807,667
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,3	4,975,584	4,451,243
2020-NQM1, 1.79% (WAC) due 09/27/60◊,3	154,447	141,792
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,3	4,800,000	3,943,411
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,3	1,868,041	1,903,412
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	809,035	813,900
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,543,261	2,441,548
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,3	1,970,599	1,963,244
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	1,680,318	1,700,799
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	832,454	765,903
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	832,454	762,927
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	666,581	623,787
2020-1, 2.56% (WAC) due 02/25/50◊,3	666,581	623,322
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	1,250,000	1,180,628
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	5,870,801	832,309
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3	668,618	646,653
2020-NQM1, 1.72% due 05/25/65[3,7]	180,532	163,599
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,3	700,000	615,420
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	1,358,756	532,463
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59◊,3	397,049	368,068
RALI Series Trust
2006-QO2, 5.90% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	263,168
MASTR Adjustable Rate Mortgages Trust
2003-5, 3.06% (WAC) due 11/25/33◊	214,635	183,516
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	223,539	175,708
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊	87,009	83,354

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.3% (continued)
Residential Mortgage-Backed Securities - 6.7% (continued)
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	7,733	$7,696
Total Residential Mortgage-Backed Securities		123,680,737
Commercial Mortgage-Backed Securities - 2.2%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	6,002,557
2020-GC45, 0.77% (WAC) due 02/13/53◊,6	18,660,959	502,629
2019-GC42, 0.93% (WAC) due 09/10/52◊,6	13,900,350	451,265
BX Commercial Mortgage Trust
2021-VOLT, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 09/15/36◊,3	3,490,000	3,418,068
2021-VOLT, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	3,450,000	3,404,711
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.53% (1 Month Term SOFR + 1.95%, Rate Floor: 1.84%) due 06/15/38◊,3	4,000,000	3,473,430
2016-JP3, 3.56% (WAC) due 08/15/49◊	4,000,000	3,267,903
DBGS Mortgage Trust
2018-C1, 4.80% (WAC) due 10/15/51◊	7,000,000	6,346,378
BX Trust
2024-VLT4, 7.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,3	1,700,000	1,692,031
2024-VLT4, 7.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	1,450,000	1,443,786
SMRT
2022-MINI, 7.28% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	2,000,000	1,960,000
GS Mortgage Securities Corporation Trust
2020-DUNE, 6.95% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,3	1,000,000	986,722
2020-UPTN, 3.35% (WAC) due 02/10/37◊,3	1,000,000	945,288
Life Mortgage Trust
2021-BMR, 6.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,3	1,965,940	1,909,485
Extended Stay America Trust
2021-ESH, 7.69% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	998,574	997,951
BMP Trust
2024-MF23, 6.97% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,3	1,000,000	993,758
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,6	19,577,274	460,639
2018-B6, 0.55% (WAC) due 10/10/51◊,6	28,402,447	311,774
Citigroup Commercial Mortgage Trust
2019-GC43, 0.74% (WAC) due 11/10/52◊,6	19,764,084	504,336
2016-GC37, 1.81% (WAC) due 04/10/49◊,6	2,761,080	53,898
2016-C2, 1.80% (WAC) due 08/10/49◊,6	2,161,495	52,501
2016-P5, 1.52% (WAC) due 10/10/49◊,6	1,536,931	33,977
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,6	10,991,672	397,728
COMM Mortgage Trust
2015-CR24, 0.83% (WAC) due 08/10/48◊,6	35,789,987	169,770
2015-CR26, 1.04% (WAC) due 10/10/48◊,6	8,014,004	52,676
UBS Commercial Mortgage Trust
2017-C2, 1.21% (WAC) due 08/15/50◊,6	7,788,991	199,630
SG Commercial Mortgage Securities Trust
2016-C5, 2.01% (WAC) due 10/10/48◊,†††,6	7,560,065	185,832
Morgan Stanley Capital I Trust
2016-UB11, 1.57% (WAC) due 08/15/49◊,6	5,626,711	130,447
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.63% (WAC) due 06/15/49◊,6	6,142,858	118,188

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.3% (continued)
Commercial Mortgage-Backed Securities - 2.2% (continued)
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.56% (WAC) due 01/15/59◊,6	3,183,410	$53,382
2016-C37, 0.93% (WAC) due 12/15/49◊,6	2,373,502	34,602
CFCRE Commercial Mortgage Trust
2016-C3, 1.14% (WAC) due 01/10/48◊,6	5,211,071	56,651
CD Mortgage Trust
2016-CD1, 1.48% (WAC) due 08/10/49◊,6	2,016,983	36,382
Total Commercial Mortgage-Backed Securities		40,648,375
Military Housing - 0.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,3	6,749,377	5,914,182
2015-R1, 4.44% (WAC) due 11/25/52◊,3	2,711,680	2,449,342
2015-R1, 0.70% (WAC) due 11/25/55◊,3,6	9,878,228	618,706
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3	2,223,378	1,962,681
2007-ROBS, 6.06% due 10/10/52†††,3	446,999	393,414
2007-AETC, 5.75% due 02/10/52†††,3	262,695	229,481
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	1,405,158	1,351,502
Total Military Housing		12,919,308
Mortgage Securities - 0.0%
GreenPoint Mortgage Funding Trust
2007-AR1, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 02/25/47◊	1	1
Total Collateralized Mortgage Obligations
(Cost $620,823,398)		598,510,153

CORPORATE BONDS†† - 26.6%
Financial - 14.3%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	6,200,000	5,048,003
3.25% due 11/15/30	4,000,000	3,373,120
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	8,150,000	6,792,322
BPCE S.A.
2.28% due 01/20/32[2,3]	8,200,000	6,618,171
Societe Generale S.A.
5.52% due 01/19/28[2,3]	5,500,000	5,430,701
3.34% due 01/21/33[2,3]	1,300,000	1,077,041
Morgan Stanley
6.63% due 11/01/34[2]	4,000,000	4,320,013
5.94% due 02/07/39[2]	1,950,000	1,928,542
Reliance Standard Life Global Funding II
5.24% due 02/02/26[3]	5,989,000	5,924,873
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,385,000	2,991,225
5.70% due 07/01/34	2,750,000	2,702,613
Wilton RE Ltd.
6.00% †††,2,3,8	6,237,000	5,675,300
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,3]	5,800,000	5,431,679
GA Global Funding Trust
1.63% due 01/15/26[3]	5,450,000	5,124,623
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	5,000,000	5,121,633
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	4,168,934
5.30% due 01/15/29	900,000	886,747
Safehold GL Holdings LLC
2.85% due 01/15/32	2,428,000	1,994,797
2.80% due 06/15/31	1,931,000	1,614,708
6.10% due 04/01/34	1,400,000	1,382,959
Jefferies Financial Group, Inc.
2.75% due 10/15/32	2,720,000	2,173,284
6.20% due 04/14/34	1,650,000	1,671,152
2.63% due 10/15/31	1,400,000	1,129,803
Brighthouse Financial Global Funding
5.65% due 06/10/29[3]	4,975,000	4,972,303
American National Group, Inc.
5.00% due 06/15/27	5,036,000	4,920,411
Citigroup, Inc.
5.83% due 02/13/35[2]	4,900,000	4,848,979
Global Atlantic Finance Co.
7.95% due 06/15/33[3]	3,841,000	4,216,125
6.75% due 03/15/54[3]	639,000	631,794
CNA Financial Corp.
5.13% due 02/15/34	4,950,000	4,792,355
LPL Holdings, Inc.
4.38% due 05/15/31[3]	3,060,000	2,806,473
6.00% due 05/20/34	1,490,000	1,487,764
Demeter Investments BV
5.63% due 08/15/52	4,350,000	4,283,119
Allianz SE
3.20% [2,3,8]	5,000,000	4,086,489
Iron Mountain, Inc.
4.50% due 02/15/31[3]	1,917,000	1,730,431
5.25% due 07/15/30[3]	1,283,000	1,219,473
5.63% due 07/15/32[3]	1,000,000	949,564

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.6% (continued)
Financial - 14.3% (continued)
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	4,040,000	$3,667,643
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	1,940,794
3.25% due 07/15/27	1,800,000	1,630,258
CoStar Group, Inc.
2.80% due 07/15/30[3]	4,130,000	3,492,395
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	2,150,000	1,776,769
2.69% due 06/23/32[2,3]	2,000,000	1,657,846
Lazard Group LLC
6.00% due 03/15/31	3,230,000	3,264,335
Ares Finance Company II LLC
3.25% due 06/15/30[3]	3,660,000	3,262,137
Reinsurance Group of America, Inc.
5.75% due 09/15/34	1,750,000	1,743,649
3.15% due 06/15/30	1,697,000	1,509,466
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	4,750,000	3,209,729
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	3,570,000	3,177,300
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	2,500,000	2,171,210
5.63% due 08/16/32	1,000,000	985,745
CNO Financial Group, Inc.
6.45% due 06/15/34	2,410,000	2,407,693
5.25% due 05/30/29	700,000	679,166
Brookfield Finance, Inc.
5.97% due 03/04/54	1,300,000	1,285,677
4.70% due 09/20/47	650,000	550,489
3.50% due 03/30/51	630,000	435,696
3.63% due 02/15/52	620,000	429,538
5.68% due 01/15/35	300,000	296,789
Prudential Financial, Inc.
6.50% due 03/15/54[2]	1,900,000	1,918,018
3.70% due 10/01/50[2]	1,160,000	1,009,024
Nuveen LLC
5.85% due 04/15/34[3]	2,150,000	2,158,564
5.55% due 01/15/30[3]	700,000	703,736
First American Financial Corp.
4.00% due 05/15/30	3,180,000	2,855,965
Old Republic International Corp.
5.75% due 03/28/34	2,850,000	2,841,361
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	3,687,000	2,831,137
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,085,000	2,736,127
2.45% due 03/15/31	70,000	57,036
Pacific Beacon LLC
5.51% due 07/15/36[3]	2,900,000	2,758,064
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,150,000	2,745,171
UBS Group AG
3.09% due 05/14/32[2,3]	2,950,000	2,516,366
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	3,620,000	2,438,809
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	2,450,000	2,402,334
TPG Operating Group II, LP
5.88% due 03/05/34	2,300,000	2,308,635
Belrose Funding Trust
2.33% due 08/15/30[3]	2,780,000	2,264,521
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	2,450,000	2,260,051
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,3]	2,500,000	2,150,895
Standard Chartered plc
4.64% due 04/01/31[2,3]	2,250,000	2,142,225
Voya Financial, Inc.
4.80% due 06/15/46	2,500,000	2,120,977
Capital One Financial Corp.
6.05% due 02/01/35[2]	2,000,000	2,011,618
Assurant, Inc.
2.65% due 01/15/32	2,300,000	1,896,526
Aon North America, Inc.
5.45% due 03/01/34	1,900,000	1,891,655
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	1,860,126
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	2,145,464	1,845,972
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	1,800,000	1,797,075
Westpac Banking Corp.
3.02% due 11/18/36[2]	1,200,000	984,489
2.96% due 11/16/40	805,000	564,061
2.67% due 11/15/35[2]	295,000	243,764
Corebridge Financial, Inc.
6.88% due 12/15/52[2]	1,750,000	1,765,839
QBE Insurance Group Ltd.
5.88% [2,3,8]	1,750,000	1,732,035
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	1,750,000	1,337,587
3.83% due 03/11/51[3]	650,000	389,690
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,667,576
Americo Life, Inc.
3.45% due 04/15/31[3]	2,060,000	1,642,637
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	2,360,000	1,630,887

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.6% (continued)
Financial - 14.3% (continued)
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[3]	1,400,000	$1,607,248
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,562,738
Bank of America Corp.
2.59% due 04/29/31[2]	1,800,000	1,556,308
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	1,750,000	1,535,959
Markel Group, Inc.
6.00% due 05/16/54	1,550,000	1,534,055
Lloyds Banking Group plc
5.46% due 01/05/28[2]	1,500,000	1,496,814
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,3]	1,800,000	1,477,857
HS Wildcat LLC
3.83% due 12/31/50†††	1,985,935	1,430,756
BNP Paribas S.A.
5.50% due 05/20/30[2,3]	1,400,000	1,394,435
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,3]	1,350,000	1,346,706
National Australia Bank Ltd.
2.99% due 05/21/31[3]	975,000	820,186
2.33% due 08/21/30[3]	502,000	415,230
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	1,400,000	1,231,558
Brookfield Capital Finance LLC
6.09% due 06/14/33	1,100,000	1,130,918
RGA Global Funding
5.50% due 01/11/31[3]	1,000,000	998,533
Lincoln National Corp.
5.85% due 03/15/34	990,000	988,589
JPMorgan Chase & Co.
2.96% due 05/13/31[2]	1,093,000	957,926
Belvoir Land LLC
5.60% due 12/15/35[3]	1,000,000	945,749
Horace Mann Educators Corp.
7.25% due 09/15/28	887,000	940,667
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[3]	1,000,000	909,464
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	854,084
Athene Global Funding
5.58% due 01/09/29[3]	850,000	853,439
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,3]	850,000	840,013
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	930,000	812,404
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	868,306	788,010
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††	770,000	756,833
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	808,640	724,182
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	660,584
Protective Life Corp.
3.40% due 01/15/30[3]	740,000	659,241
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	950,000	608,500
Pine Street Trust III
6.22% due 05/15/54[3]	590,000	589,436
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	850,000	557,937
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	552,710
Kemper Corp.
2.40% due 09/30/30	675,000	551,975
Credit Agricole S.A.
5.34% due 01/10/30[2,3]	500,000	494,662
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	404,464
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	400,000	390,598
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	470,000	323,286
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	296,000	293,818
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[2,3]	200,000	192,500
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	127,000	126,248
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	100,000	90,238
Total Financial		265,989,258
Industrial - 3.2%
AP Grange Holdings
6.50% due 03/20/45	12,900,000	12,900,000
5.00% due 03/20/45	1,400,000	1,400,000
TD SYNNEX Corp.
2.65% due 08/09/31	2,142,000	1,762,193
6.10% due 04/12/34	1,750,000	1,754,868
2.38% due 08/09/28	1,600,000	1,425,113
Berry Global, Inc.
5.80% due 06/15/31[3]	2,350,000	2,346,566
4.88% due 07/15/26[3]	2,156,000	2,116,952
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,450,786

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.6% (continued)
Industrial - 3.2% (continued)
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	4,015,830	$3,149,524
Vontier Corp.
2.95% due 04/01/31	3,450,000	2,869,223
Amazon.com Inc
2.65% due 10/01/49†††	3,448,960	2,722,911
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,610,717
2.80% due 01/15/32	1,150,000	943,780
GATX Corp.
6.05% due 06/05/54	2,500,000	2,503,429
Boeing Co.
6.86% due 05/01/54[3]	1,150,000	1,180,098
6.53% due 05/01/34[3]	950,000	972,704
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[3]	2,100,000	2,082,279
Fortune Brands Innovations, Inc.
4.00% due 03/25/32	2,050,000	1,862,127
Smurfit Kappa Treasury ULC
5.44% due 04/03/34[3]	1,850,000	1,833,497
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	1,550,000	1,549,003
Owens Corning
5.95% due 06/15/54	1,380,000	1,391,029
Stadco LA LLC
3.75% due 05/15/56†††	2,000,000	1,346,364
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	1,372,000	1,083,635
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,055,282
IP Lending V Ltd.
5.13% due 04/02/26†††,3	1,050,000	1,013,460
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††	980,000	963,242
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34	500,000	502,749
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	423,359
Total Industrial		58,214,890
Consumer, Cyclical - 2.5%
Hyatt Hotels Corp.
5.38% due 04/23/25	3,950,000	3,933,963
5.75% due 04/23/30	3,010,000	3,061,081
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,475,692
Advance Auto Parts, Inc.
5.90% due 03/09/26	4,972,000	4,972,567
Whirlpool Corp.
4.60% due 05/15/50	4,840,000	3,832,704
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	3,014,000	3,036,796
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,829,327
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	2,920,846	2,609,584
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]	1,872,452	1,754,342
2.90% due 03/15/35[3]	760,160	656,192
Warnermedia Holdings, Inc.
5.14% due 03/15/52	1,640,000	1,276,917
6.41% due 03/15/26	600,000	599,998
Ferguson Finance plc
3.25% due 06/02/30[3]	1,204,000	1,086,252
4.65% due 04/20/32[3]	600,000	567,862
LG Energy Solution Ltd.
5.50% due 07/02/34[3]	1,600,000	1,560,889
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	1,573,500	1,554,444
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	1,530,000	1,533,054
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	1,450,000	1,471,977
Polaris, Inc.
6.95% due 03/15/29	1,050,000	1,098,261
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[3]	1,050,000	1,056,648
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	652,000	604,588
LKQ Corp.
6.25% due 06/15/33	300,000	307,909
Total Consumer, Cyclical		45,881,047
Consumer, Non-cyclical - 2.1%
Philip Morris International, Inc.
5.13% due 02/13/31	4,900,000	4,848,009
5.25% due 02/13/34	750,000	735,801
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.50% due 01/15/30	2,200,000	2,166,473
3.00% due 05/15/32	1,750,000	1,440,641
4.38% due 02/02/52	600,000	448,416
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	2,500,000	2,000,088
5.20% due 04/01/29[3]	1,200,000	1,163,483
3.00% due 10/15/30[3]	970,000	823,561
BAT Capital Corp.
6.00% due 02/20/34	3,000,000	3,034,931

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.6% (continued)
Consumer, Non-cyclical - 2.1% (continued)
Global Payments, Inc.
2.90% due 11/15/31	1,650,000	$1,381,581
2.90% due 05/15/30	1,506,000	1,311,058
3.20% due 08/15/29	114,000	102,419
GXO Logistics, Inc.
6.25% due 05/06/29	1,250,000	1,271,497
6.50% due 05/06/34	1,250,000	1,268,509
CVS Health Corp.
5.70% due 06/01/34	2,000,000	1,994,602
Altria Group, Inc.
4.45% due 05/06/50	1,365,000	1,048,231
3.70% due 02/04/51	1,280,000	865,137
Royalty Pharma plc
3.55% due 09/02/50	2,690,000	1,805,595
Triton Container International Ltd.
3.15% due 06/15/31[3]	2,100,000	1,745,418
Element Fleet Management Corp.
6.32% due 12/04/28[3]	1,500,000	1,550,697
AZ Battery Property LLC
6.73% due 02/20/46†††	1,420,000	1,429,512
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	2,250,000	1,344,884
Highmark, Inc.
2.55% due 05/10/31[3]	1,500,000	1,212,551
Universal Health Services, Inc.
2.65% due 10/15/30	1,320,000	1,126,945
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	1,300,000	1,086,355
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	1,000,000	759,535
Kraft Heinz Foods Co.
7.13% due 08/01/39[3]	650,000	731,996
Tyson Foods, Inc.
5.70% due 03/15/34	400,000	398,455
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	250,000	239,271
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	200,000	164,005
Total Consumer, Non-cyclical		39,499,656
Energy - 1.6%
BP Capital Markets plc
4.88% [2,8]	6,348,000	5,984,648
ONEOK, Inc.
6.05% due 09/01/33	3,800,000	3,912,421
3.95% due 03/01/50	2,000,000	1,451,120
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	2,850,000	2,823,822
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	2,986,000	2,261,234
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	2,158,000	2,212,966
Boardwalk Pipelines, LP
5.63% due 08/01/34	2,000,000	1,965,359
Enbridge, Inc.
5.63% due 04/05/34	1,900,000	1,896,873
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	1,050,000	1,019,212
Cheniere Energy, Inc.
5.65% due 04/15/34[3]	1,000,000	1,000,790
Cheniere Energy Partners, LP
5.95% due 06/30/33	750,000	760,458
5.75% due 08/15/34[3]	150,000	150,598
Viper Energy, Inc.
7.38% due 11/01/31[3]	850,000	880,335
Greensaif Pipelines Bidco SARL
6.51% due 02/23/42[3]	400,000	415,957
6.13% due 02/23/38[3]	350,000	355,710
NuStar Logistics, LP
6.38% due 10/01/30	534,000	543,004
6.00% due 06/01/26	200,000	199,690
Energy Transfer, LP
7.38% due 02/01/31[3]	710,000	740,877
Kinder Morgan Energy Partners, LP
5.80% due 03/15/35	725,000	728,179
TransCanada PipeLines Ltd.
6.20% due 03/09/26	700,000	700,340
Total Energy		30,003,593
Technology - 1.1%
Entegris, Inc.
4.75% due 04/15/29[3]	3,700,000	3,540,002
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	1,900,000	1,883,755
6.15% due 01/25/32[3]	600,000	611,619
6.40% due 01/25/38[3]	550,000	566,884
Fiserv, Inc.
5.35% due 03/15/31	1,850,000	1,848,937
5.63% due 08/21/33	1,000,000	1,008,428
Broadcom, Inc.
4.93% due 05/15/37[3]	2,306,000	2,168,824
3.19% due 11/15/36[3]	217,000	171,726
Leidos, Inc.
2.30% due 02/15/31	1,750,000	1,441,849
5.75% due 03/15/33	500,000	504,363
4.38% due 05/15/30	200,000	189,073
Oracle Corp.
3.95% due 03/25/51	2,128,000	1,573,391
Atlassian Corp.
5.50% due 05/15/34	1,450,000	1,436,727
MSCI, Inc.
3.63% due 11/01/31[3]	1,300,000	1,140,632

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 26.6% (continued)
Technology - 1.1% (continued)
Constellation Software, Inc.
5.16% due 02/16/29[3]	700,000	$699,750
5.46% due 02/16/34[3]	350,000	350,043
CGI, Inc.
2.30% due 09/14/31	1,300,000	1,035,019
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	700,000	721,996
Total Technology		20,893,018
Communications - 0.9%
British Telecommunications plc
4.88% due 11/23/81[2,3]	2,900,000	2,600,858
4.25% due 11/23/81[2,3]	500,000	471,826
9.63% due 12/15/30	150,000	183,151
Vodafone Group plc
4.13% due 06/04/81[2]	2,550,000	2,171,707
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,350,000	2,100,740
Paramount Global
4.90% due 08/15/44	1,035,000	719,829
5.90% due 10/15/40	666,000	534,112
5.25% due 04/01/44	358,000	260,728
2.90% due 01/15/27	236,000	217,807
4.85% due 07/01/42	281,000	201,260
4.60% due 01/15/45	150,000	100,155
Fox Corp.
6.50% due 10/13/33	1,650,000	1,728,404
Rogers Communications, Inc.
4.55% due 03/15/52	2,000,000	1,632,769
Level 3 Financing, Inc.
4.50% due 04/01/30[3]	2,175,000	1,182,177
11.00% due 11/15/29[3]	359,563	367,942
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	1,402,000	1,188,806
CSC Holdings LLC
4.13% due 12/01/30[3]	600,000	387,807
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	189,434
Altice France S.A.
5.13% due 01/15/29[3]	250,000	163,124
Total Communications		16,402,636
Utilities - 0.5%
Liberty Utilities Co.
5.58% due 01/31/29[3]	1,400,000	1,405,838
5.87% due 01/31/34[3]	550,000	550,362
AES Corp.
3.95% due 07/15/30[3]	1,760,000	1,609,226
NRG Energy, Inc.
2.45% due 12/02/27[3]	1,750,000	1,579,318
Public Service Company of Colorado
5.35% due 05/15/34	1,100,000	1,090,306
Brooklyn Union Gas Co.
6.39% due 09/15/33[3]	800,000	817,224
Enel Finance International N.V.
5.00% due 06/15/32[3]	850,000	807,575
Black Hills Corp.
6.00% due 01/15/35	800,000	804,732
Alexander Funding Trust II
7.47% due 07/31/28[3]	450,000	476,167
Total Utilities		9,140,748
Basic Materials - 0.3%
Anglo American Capital plc
5.63% due 04/01/30[3]	1,800,000	1,811,643
5.75% due 04/05/34[3]	1,650,000	1,646,588
3.95% due 09/10/50[3]	970,000	715,864
2.63% due 09/10/30[3]	250,000	213,301
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	997,231
Total Basic Materials		5,384,627
Transporation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34	2,000,000	1,977,502

Total Corporate Bonds
(Cost $542,900,763)		493,386,975

ASSET-BACKED SECURITIES†† - 24.6%
Collateralized Loan Obligations - 13.4%
Woodmont Trust
2020-7A A1A, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,3	10,455,128	10,455,128
2020-7A B, 8.19% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 01/15/32◊,3	3,750,000	3,750,000
Palmer Square Loan Funding Ltd.
2021-3A C, 8.09% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,3	2,000,000	2,009,913
2021-1A B, 7.39% (3 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 04/20/29◊,3	2,000,000	2,002,422
2021-1A A2, 6.84% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/29◊,3	2,000,000	2,001,194
2023-2A A2, 7.65% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,3	1,500,000	1,501,170
2024-3A BR, 7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/31◊,3	1,500,000	1,499,922

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.6% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2023-1A B, 8.13% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 07/20/31◊,3	1,250,000	$1,249,991
2023-4A B, 8.07% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/24/31◊,3	1,000,000	1,002,039
2021-2A C, 7.99% (3 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 05/20/29◊,3	1,000,000	1,000,589
2023-2A B, 8.05% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,3	1,000,000	999,915
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.45% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	8,900,000	9,004,402
2024-5A B, 8.30% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,3	3,000,000	3,043,977
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	5,360,894	5,303,924
2021-FL3 AS, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	3,950,000	3,822,987
2021-FL2 C, 7.59% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,3	3,100,000	2,896,082
LoanCore Issuer Ltd.
2021-CRE5 C, 7.79% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,3	7,500,000	7,222,154
2021-CRE6 C, 7.74% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	4,000,000	3,757,064
Octagon Investment Partners 49 Ltd.
2024-5A BR, 7.24% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,3	8,500,000	8,532,884
Dryden 36 Senior Loan Fund
2020-36A CR3, 7.64% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,3	8,000,000	8,008,010
Madison Park Funding XLVIII Ltd.
2021-48A C, 7.59% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,3	4,000,000	4,006,019
2021-48A B, 7.04% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	4,000,000	3,996,000
Cerberus Loan Funding XLV LLC
2024-1A A, 7.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 04/15/36◊,3	6,500,000	6,547,211
2024-1A B, 7.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,3	1,000,000	1,010,965
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 8.00% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,3	4,000,000	3,845,995
2021-FL6 C, 7.30% (1 Month Term SOFR + 1.96%, Rate Floor: 1.85%) due 07/16/36◊,3	3,400,000	3,272,328
Owl Rock CLO III Ltd.
2024-3A AR, 7.23% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,3	5,500,000	5,498,890
2024-3A BR, 7.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,3	1,250,000	1,249,710
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.46% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	6,500,000	6,463,946
FS Rialto
2021-FL2 A, 6.66% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,3	4,531,700	4,483,707

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.6% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2021-FL3 C, 7.49% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,3	2,000,000	$1,910,783
Owl Rock CLO XVI
2024-16A A, 7.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,3	5,000,000	5,021,724
2024-16A B, 7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,3	1,000,000	1,009,677
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	4,000,000	4,022,007
2021-16A A2R2, 7.39% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,3	2,000,000	2,005,561
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.21% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	4,250,000	4,255,600
2021-2A C, 8.44% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,3	1,250,000	1,245,513
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,3	5,500,000	5,499,649
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 7.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,3	3,000,000	3,028,315
2024-9A CR, 7.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,3	2,000,000	2,026,392
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.81% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	3,750,000	3,774,370
2023-3A B, 8.68% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,3	1,250,000	1,250,007
Cerberus Loan Funding XL LLC
2023-1A A, 7.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	4,500,000	4,542,691
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.39% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	3,250,000	3,255,514
2021-9A A1TR, 7.14% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,3	1,000,000	1,002,439
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	4,250,000	4,248,945
Cerberus Loan Funding XLVII LLC
2024-3A B, 7.35% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	3,000,000	3,000,000
2024-3A A, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,3	1,000,000	1,000,000
ACRES Commercial Realty Ltd.
2021-FL2 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,3	2,000,000	1,977,819
2021-FL1 AS, 7.04% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 06/15/36◊,3	2,000,000	1,967,293
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	3,750,000	3,761,939
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	3,750,000	3,759,339

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.6% (continued)
Collateralized Loan Obligations - 13.4% (continued)
BSPDF Issuer Ltd.
2021-FL1 C, 7.69% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,3	4,000,000	$3,707,107
VOYA CLO
2021-2A A2AR, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 06/07/30◊,3	2,550,000	2,551,907
2024-2A B, 7.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,3	1,000,000	1,000,000
Cerberus Loan Funding XXXIII, LP
2021-3A B, 7.44% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	2,000,000	2,000,005
2021-3A A, 7.15% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	1,250,000	1,252,373
Owl Rock CLO II Ltd.
2021-2A ALR, 7.13% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,3	3,000,000	3,009,695
Golub Capital Partners CLO 54M LP
2021-54A A, 7.13% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,3	1,500,000	1,503,000
2021-54A B, 7.45% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,3	1,500,000	1,497,912
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.90% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	2,814,432	2,811,234
Carlyle Direct Lending CLO 2015-1R LLC
2024-1A A11A, due 07/15/36◊,3	2,400,000	2,400,000
KREF Ltd.
2021-FL2 AS, 6.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	1,500,000	1,454,299
2021-FL2 C, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	1,000,000	934,502
Palmer Square CLO Ltd.
2023-4A C, 7.93% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/20/33◊,3	1,250,000	1,253,050
2023-4A B, 7.48% (3 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 10/20/33◊,3	1,000,000	1,004,314
BXMT Ltd.
2020-FL2 A, 6.34% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	2,148,097	2,062,491
Madison Park Funding LVIII Ltd.
2024-58A B, 7.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/25/37◊,3	1,000,000	1,010,135
2024-58A C, 7.77% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,3	1,000,000	1,007,614
MidOcean Credit CLO VII
2020-7A BR, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,3	2,000,000	2,008,730
Owl Rock CLO I LLC
2024-1A ANR, 7.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,3	2,000,000	2,005,337
HPS Loan Management Ltd.
2018-2016 BR, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 07/20/30◊,3	2,000,000	2,003,011
Magnetite XXIX Ltd.
2021-29A C, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 01/15/34◊,3	2,000,000	2,002,655
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 7.34% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,3	2,000,000	2,001,966
Cerberus Loan Funding XLVI, LP
2024-2A A, 7.16% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,3	1,500,000	1,499,728

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.6% (continued)
Collateralized Loan Obligations - 13.4% (continued)
2024-2A B, 7.61% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,3	500,000	$499,898
Sound Point CLO XXXI Ltd.
2021-3A B, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,3	2,000,000	1,999,169
Canyon Capital CLO Ltd.
2018-1A A2R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/30/31◊,3	1,900,000	1,896,114
BRSP Ltd.
2021-FL1 C, 7.60% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,3	2,000,000	1,874,489
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,3	1,695,693	1,697,236
KREF Funding V LLC
7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	1,536,115	1,529,196
0.15% due 06/25/26†††,6	21,818,182	2,182
STWD Ltd.
2019-FL1 D, 7.79% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/38◊,3	1,459,000	1,396,336
Madison Park Funding Ltd.
2024-69A B, 2.00% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/25/37◊,3	1,250,000	1,262,467
Owl Rock CLO XIII LLC
2023-13A B, 8.69% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,3	1,000,000	1,014,390
Northwoods Capital XII-B Ltd.
2018-12BA B, 7.45% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 06/15/31◊,3	1,000,000	1,007,222
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 8.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,3	1,000,000	1,005,624
GoldenTree Loan Management US CLO 12 Ltd.
2022-12A B, 7.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/34◊,3	1,000,000	1,004,754
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3	1,000,000	1,002,401
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 7.62% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,3	1,000,000	999,957
BSPRT Issuer Ltd.
2021-FL7 C, 7.74% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,3	1,000,000	965,179
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.89% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,3	910,770	908,919
Ares Direct Lending CLO 1 LLC
2024-1A B, 7.59% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,3	750,000	749,867
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 8.05% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,3	773,000	744,330
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,10]	1,000,000	693,871
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.86% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3	516,395	516,200
Sound Point CLO XXIV
2021-3A B1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,3	500,000	498,032

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 24.6% (continued)
Collateralized Loan Obligations - 13.4% (continued)
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3		423,447	$423,761
Babson CLO Ltd.
2014-IA SUB, due 07/20/25†††,3,10		650,000	19,428
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,10]		162,950	544
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,10]		700,000	70
Total Collateralized Loan Obligations			248,696,816
Financial - 2.2%
Station Place Securitization Trust
due 08/11/25◊		3,800,000	3,800,000
due 07/11/26◊		3,800,000	3,800,000
Project Onyx I
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		5,220,330	5,210,319
KKR Core Holding Company LLC
4.00% due 08/12/31†††		4,966,609	4,449,202
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	3,777,098	4,002,160
Strategic Partners Fund VIII, LP
7.93% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		3,894,615	3,858,062
LVNV Funding LLC
7.80% due 11/05/28†††		2,900,000	2,954,871
HarbourVest Structured Solutions IV Holdings, LP
8.25% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††		1,592,653	1,587,004
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	1,000,000	1,059,041
Thunderbird A
5.50% due 03/01/37†††		2,210,000	2,028,002
Lightning A
5.50% due 03/01/37†††		2,210,000	2,028,002
Ceamer Finance LLC
6.92% due 11/15/37†††		1,787,008	1,734,375
Project Onyx II
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		1,576,621	1,566,256
Madison Avenue Secured Funding Trust
2023-2, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,3		1,175,000	1,175,000
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		646,994	626,706
Station Place Securitization Trust
2023-SP1, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,3		575,000	575,000
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		577,440	552,596
Total Financial			41,006,596
Whole Business - 2.1%
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]		4,219,500	3,719,373
2019-1A, 3.88% due 10/25/49[3]		1,528,000	1,450,887
2024-1A, 6.17% due 01/25/54[3]		1,396,500	1,405,656
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]		6,496,875	6,024,698
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[3]		2,187,792	2,077,789
2021-1A, 2.19% due 08/20/51[3]		2,231,888	1,934,113
2020-1A, 4.34% due 01/20/50[3]		961,667	890,274
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]		5,076,000	4,856,402
Subway Funding LLC
2024-1A, 6.27% due 07/30/54[3]		1,600,000	1,621,083
2024-1A, 6.51% due 07/30/54[3]		1,500,000	1,526,893
2024-1A, 6.03% due 07/30/54[3]		800,000	807,112
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]		3,515,625	3,447,778

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.6% (continued)
Whole Business - 2.1% (continued)
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]	3,771,840	$3,355,657
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	1,732,500	1,669,578
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	1,231,250	1,120,582
2022-1A, 3.73% due 03/05/52[3]	248,125	226,484
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[3]	1,310,209	1,255,324
DB Master Finance LLC
2019-1A, due 05/20/49[3,14]	1,190,625	1,152,489
Total Whole Business		38,542,172
Infrastructure - 1.6%
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[3]	3,000,000	2,992,634
2024-1A, 5.90% due 03/25/49[3]	1,250,000	1,253,618
2023-1A, 5.90% due 03/25/48[3]	1,000,000	996,703
2020-1A, 1.89% due 08/25/45[3]	1,000,000	951,289
VB-S1 Issuer LLC - VBTEL
2024-1A, 5.59% due 05/15/54[3]	2,350,000	2,348,949
2022-1A, 4.29% due 02/15/52[3]	2,500,000	2,329,243
2024-1A, 6.64% due 05/15/54[3]	1,250,000	1,259,297
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54[3]	1,950,000	1,973,971
2021-1, 2.31% due 11/20/51[3]	2,000,000	1,843,959
2023-1A, 5.69% due 05/20/53[3]	1,005,000	1,005,555
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	4,000,000	3,881,552
2024-1A, 6.28% due 03/25/54[3]	800,000	802,604
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	3,350,000	3,085,379
SBA Tower Trust
1.84% due 04/15/27[3]	3,000,000	2,698,275
Vantage Data Centers Issuer LLC
2020-1A, 1.65% due 09/15/45[3]	1,366,000	1,293,706
2019-1A, 3.19% due 07/15/44[3]	998,215	996,724
Total Infrastructure		29,713,458
Net Lease - 1.4%
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	2,215,781	1,924,578
2020-1A, 2.69% due 02/15/50[3]	1,772,053	1,734,141
2020-1A, 4.95% due 02/15/50[3]	1,500,000	1,295,440
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	2,687,109	2,636,544
2020-1, 2.28% due 07/15/60[3]	674,664	630,334
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	3,228,333	3,102,793
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	3,570,000	2,831,078
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	2,450,998	2,323,014
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	2,492,708	2,295,402
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	2,479,789	2,077,008
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	1,230,990	1,141,653
2021-1A, 2.76% due 08/15/51[3]	992,708	784,466
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[3]	1,970,000	1,582,729
AFN ABSPROP001 LLC
2021-1A, 2.21% due 05/20/51[3]	1,549,204	1,328,164
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[3]	499,583	499,752
Total Net Lease		26,187,096
Transport-Aircraft - 1.3%
AASET Trust
2024-1A, 6.26% due 05/16/49[9]	2,950,000	2,952,443
2021-1A, 2.95% due 11/16/41[3]	3,160,866	2,913,149
2021-2A, 2.80% due 01/15/47[3]	3,127,623	2,796,746
2020-1A, 3.35% due 01/16/40[3]	764,956	703,739

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.6% (continued)
Transport-Aircraft - 1.3% (continued)
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	2,859,473	$2,570,692
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	1,989,318	1,871,227
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	1,944,020	1,737,604
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]	1,637,776	1,494,503
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	1,417,790	1,327,066
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	1,441,272	1,322,569
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	1,292,799	1,217,709
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	892,319	821,060
2017-1, 4.58% due 02/15/42[3]	121,828	116,955
Slam Ltd.
2021-1A, 2.43% due 06/15/46[3]	812,500	727,025
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	661,789	598,919
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	520,307	496,321
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	381,295	362,231
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	272,718	254,321
Total Transport-Aircraft		24,284,279
Single Family Residence - 0.9%
Tricon Residential Trust
2021-SFR1, 2.34% due 07/17/38[3]	2,850,000	2,641,926
2023-SFR1, 5.10% due 07/17/40[3]	2,722,000	2,613,817
2023-SFR2, 5.00% due 12/17/40[3]	2,550,000	2,462,932
2024-SFR2, 5.70% due 06/17/28[3]	1,500,000	1,487,638
2024-SFR1, 4.75% due 04/17/41[3]	1,000,000	959,167
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[3]	2,250,000	2,137,026
2020-SFR2, 4.00% due 10/19/37[3]	1,400,000	1,336,850
2020-SFR2, 4.50% due 10/19/37[3]	1,350,000	1,291,792
2020-SFR2, 3.37% due 10/19/37[3]	900,000	854,952
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[3]	912,463	795,832
2021-2, 2.40% due 12/17/26[3]	480,506	440,564
Total Single Family Residence		17,022,496
Transport-Container - 0.6%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	2,674,624	2,504,618
2021-2A, 2.23% due 04/20/46[3]	1,470,933	1,315,481
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	2,999,725	2,726,028
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[3]	2,698,438	2,684,363
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	1,546,667	1,329,844
CLI Funding VI LLC
2020-1A, 2.08% due 09/18/45[3]	1,051,285	946,421
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[3]	691,719	600,824
Total Transport-Container		12,107,579
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	7,250,000	6,562,304

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.6% (continued)
Collateralized Debt Obligations - 0.4% (continued)
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[3]	1,000,000	$902,116
Total Collateralized Debt Obligations		7,464,420
Unsecured Consumer Loans - 0.2%
Foundation Finance Trust
2024-1A, 5.95% due 12/15/49[3]	2,220,000	2,216,422
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[3]	1,950,000	1,961,471
Total Unsecured Consumer Loans		4,177,893
Automotive - 0.2%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[3]	1,800,000	1,858,916
2024-1A, 5.85% due 06/20/30[3]	1,300,000	1,300,446
Total Automotive		3,159,362
Insurance - 0.2%
Obra Longevity
8.48% due 06/30/39	2,040,000	2,040,000
due 06/30/39	3,060,000	–
CHEST
7.13% due 03/15/43†††	950,000	963,516
Total Insurance		3,003,516
Asset Backed Securities - 0.1%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 12/15/41†††	1,300,000	1,313,496
Total Asset-Backed Securities
(Cost $465,282,549)		456,679,179

U.S. GOVERNMENT SECURITIES†† - 21.0%
U.S. Treasury Notes
4.13% due 03/31/31	85,832,400	84,702,497
4.63% due 04/30/31	60,000,000	60,965,625
3.50% due 01/31/28	35,617,000	34,494,230
4.63% due 04/30/29[11]	22,800,000	23,061,844
3.63% due 05/15/26	22,000,000	21,551,406
3.88% due 11/30/27	8,106,000	7,951,796
4.13% due 06/15/26	260,000	257,014
U.S. Treasury Bonds
due 05/15/53[5,12]	164,480,000	46,030,264
due 11/15/53[5,12]	46,000,000	12,822,308
due 08/15/53[5,12]	35,000,000	9,745,738
4.38% due 11/15/39	8,880,000	8,779,753
due 02/15/52[5,12]	29,980,000	8,708,697
due 02/15/46[6,12]	23,500,000	8,325,471
due 05/15/44[6,12]	20,000,000	7,671,306
due 02/15/54[5,12]	14,000,000	3,835,222
due 11/15/44[6,12]	4,600,000	1,723,373
United States Treasury Inflation Indexed Bonds
0.13% due 10/15/25[13]	16,915,640	16,356,823
0.13% due 04/15/25[13]	16,421,767	15,974,231
0.13% due 04/15/27[13]	9,049,434	7,668,057
0.38% due 01/15/27[13]	8,437,195	6,178,308
1.38% due 07/15/33[13]	1,992,281	1,881,155
Total U.S. Government Securities
(Cost $407,825,333)		388,685,118

SENIOR FLOATING RATE INTERESTS††,◊ - 1.2%
Industrial - 0.6%
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	5,070,000	5,168,510
XPO, Inc.
7.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/03/31	2,475,000	2,479,653
United Rentals, Inc.
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	1,496,250	1,507,936
Standard Industries, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/22/28	1,408,900	1,411,295
SkyMiles IP Ltd.
9.07% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/20/27	729,768	746,268
Total Industrial		11,313,662
Consumer, Cyclical - 0.3%
Wyndham Hotels & Resorts, Inc.
7.09% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 05/24/30	5,000,000	5,000,700
Utilities - 0.1%
NRG Energy, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	2,992,500	2,991,004
Financial - 0.1%
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	2,037,859	2,042,954

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.2% (continued)
Consumer, Non-cyclical - 0.1%
Southern Veterinary Partners LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	1,051,778	$1,052,441
HAH Group Holding Co. LLC
10.45% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	259,303	259,627
Total Consumer, Non-cyclical		1,312,068
Energy - 0.0%
Venture Global Calcasieu Pass LLC
8.07% (1 Month Term SOFR + 2.63%, Rate Floor: 3.63%) due 08/19/26	397,106	397,106
Total Senior Floating Rate Interests
(Cost $23,004,920)		23,057,494

FEDERAL AGENCY BONDS†† - 0.9%
Tennessee Valley Authority Principal Strips
due 06/15/38[5,12]	9,400,000	4,655,303
due 01/15/48[5,12]	9,700,000	2,891,085
due 01/15/38[12]	4,000,000	2,025,656
due 06/15/35[5,12]	1,583,000	939,387
due 12/15/42[5,12]	1,600,000	620,470
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	2,757,817
Tennessee Valley Authority
4.25% due 09/15/65	2,450,000	2,078,318
5.38% due 04/01/56	600,000	621,981
U.S. International Development Finance Corp.
due 01/17/26[12]	800,000	848,142
Total Federal Agency Bonds
(Cost $24,922,213)		17,438,159

MUNICIPAL BONDS†† - 0.3%
Texas - 0.2%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	1,656,168
2.78% due 09/01/34	700,000	565,606
2.69% due 09/01/33	500,000	410,045
2.41% due 09/01/31	450,000	378,795
Total Texas		3,010,614
California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	1,200,000	1,277,806
2.68% due 02/01/39	1,200,000	894,534
Total California		2,172,340
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	416,667	423,823
Total Municipal Bonds
(Cost $6,573,259)		5,606,777

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 01/19/63	2,600,000	1,658,507
4.50% due 04/16/50	1,450,000	972,914
Total Foreign Government Debt
(Cost $4,202,660)		2,631,421

	Notional Value
OTC INTEREST RATE SWAPTIONS PURCHASED†† - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.92% (Notional Value $67,880,358)	63,336,000	285,370
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.21% (Notional Value $14,918,760)	13,920,000	69,507
Total OTC Interest Rate Swaptions Purchased
(Cost $397,516)		354,877
Total Investments - 111.3%
(Cost $2,179,129,355)		$2,065,225,203

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN†† - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.36% (Notional Value $67,880,358)	EUR	63,336,000	$(85,363)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.71% (Notional Value $14,918,760)	EUR	13,920,000	(254,112)
Total OTC Interest Rate Swaptions Written
(Premiums received $397,515)			(339,475)
Other Assets & Liabilities, net - (11.3)%			(209,391,291)
Total Net Assets - 100.0%			$1,855,494,437

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	205	Mar 2026	$49,212,813	$32,980
3-Month SOFR Futures Contracts	205	Dec 2025	49,138,500	12,481
3-Month SOFR Futures Contracts	205	Sep 2025	49,041,125	(8,017)
			$147,392,438	$37,444

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR	$4,750,000	$(90,527)	$(109,173)	$18,646

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/05/30	$153,100,000	$703,378	$17,955	$685,423
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	98,748,000	94,185	348	93,837
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	95,000,000	64,742	346	64,396
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.98%	Annually	02/06/27	70,000,000	(743,481)	411	(743,892)
								$118,824	$19,060	$99,764

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	4,428,000	4,763,865 USD	07/16/24	$16,158

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.92%	12/20/24	2.92%	$67,880,358	$285,370
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.21%	12/20/24	2.21%	14,918,760	69,507
								$354,877

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.36%	12/20/24	2.36%	67,880,358	(85,363)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.71%	12/20/24	2.71%	14,918,760	(254,112)
								$(339,475)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $770,493,356 (cost $808,742,800), or 41.5% of total net assets.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
[5]	Security is a principal-only strip.
[6]	Security is an interest-only strip.
[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.
[8]	Perpetual maturity.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,676,695 (cost $3,775,326), or 0.2% of total net assets — See Note 6.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	All or a portion of this security is pledged as reverse repurchase agreement collateral at June 30, 2024.
[12]	Zero coupon rate security.
[13]	Face amount of security is adjusted for inflation.
[14]	Security is unsettled at period end and does not have a stated effective rate.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
ICE — Intercontinental Exchange
ITRAXX.EUR.41.V1 — iTraxx Europe Series 41 Index Version 1
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$7,773	$–	$62		$7,835
Preferred Stocks	–	30,935,553	–	*	30,935,553
Warrants	184	–	26		210
Money Market Fund	47,931,452	–	–		47,931,452
Collateralized Mortgage Obligations	–	594,387,243	4,122,910		598,510,153
Corporate Bonds	–	464,056,115	29,330,860		493,386,975
Asset-Backed Securities	–	419,997,361	36,681,818		456,679,179
U.S. Government Securities	–	388,685,118	–		388,685,118
Senior Floating Rate Interests	–	23,057,494	–		23,057,494
Federal Agency Bonds	–	17,438,159	–		17,438,159
Municipal Bonds	–	5,606,777	–		5,606,777
Foreign Government Debt	–	2,631,421	–		2,631,421
Interest Rate Swaptions Purchased	–	354,877	–		354,877
Interest Rate Futures Contracts**	45,461	–	–		45,461
Credit Default Swap Agreements**	–	18,646	–		18,646
Interest Rate Swap Agreements**	–	843,656	–		843,656
Forward Foreign Currency Exchange Contracts**	–	16,158	–		16,158
Total Assets	$47,984,870	$1,948,028,578	$70,135,676		$2,066,149,124

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$–	$339,475	$–	$339,475
Interest Rate Futures Contracts**	8,017	–	–	8,017
Interest Rate Swap Agreements**	–	743,892	–	743,892
Total Liabilities	$8,017	$1,083,367	$–	$1,091,384

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $23,346,902 are categorized as Level 2 within the disclosure hierarchy – See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$20,546,413	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	13,050,299	Yield Analysis	Yield	6.3%-7.4%	6.9%
Asset-Backed Securities	1,752,182	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,313,496	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	19,428	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	3,937,078	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	185,832	Third Party Pricing	Vendor Price	—	—
Common Stocks	62	Model Price	Liquidation Value	—	—
Corporate Bonds	20,032,516	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	5,675,300	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	2,609,584	Yield Analysis	Yield	6.6%	—
Corporate Bonds	1,013,460	Third Party Pricing	Broker Quote	—	—
Warrants	26	Model Price	Liquidation Value	—	—
Total Assets	$70,135,676

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $5,880,560 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $6,432,113 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets
Beginning Balance	$38,332,615	$8,981,359	$17,372,298	$4,701,097	$7	$62	$2,572,239	$71,959,677
Purchases/(Receipts)	7,145,523	-	3,170,000	-	-	-	-	10,315,523
(Sales, maturities and paydowns)/Fundings	(7,307,624)	(643,735)	(456,003)	(4,875,779)	-	-	-	(13,283,141)
Amortization of premiums/discounts	35,358	(9,589)	2,632	51,642	-	-	-	80,043
Corporate actions	-	-	3,526,004	-	-	-	(3,526,004)	–
Total realized gains (losses) included in earnings	19,040	-	-	(372,431)	-	-	-	(353,391)
Total change in unrealized appreciation (depreciation) included in earnings	296,394	182,240	40,629	495,471	19	-	953,765	1,968,518
Transfers into Level 3	19,428	185,832	5,675,300	-	-	-	-	5,880,560
Transfers out of Level 3	(1,858,916)	(4,573,197)	-	-	-	-	-	(6,432,113)
Ending Balance	$36,681,818	$4,122,910	$29,330,860	$-	$26	$62	$-	$70,135,676
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$229,280	$136,752	$40,629	$-	$19	$-	$-	$406,680

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63	8.10%	11/01/27
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28
BRAVO Residential Funding Trust 2024-CES1, 6.38% due 04/25/54	7.38%	04/01/28
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28
OBX Trust 2024-NQM5, 6.39% due 12/01/64	7.39%	03/01/28
OBX Trust 2024-NQM5, 5.99% due 12/01/64	6.99%	03/01/28
OBX Trust 2024-NQM5, 6.29% due 12/01/64	7.29%	03/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 0.4%
Industrial - 0.3%
API Heat Transfer Intermediate*,†††	2,105	$3,152,052
BP Holdco LLC*,†††,1	244,278	296,099
YAK BLOCKER 2 LLC*,†††	15,530	30,133
YAK BLOCKER 2 LLC*,†††	14,354	27,851
Vector Phoenix Holdings, LP*,†††	244,278	5,169
Targus, Inc.*,†††	12,773	540
Targus, Inc.*,†††	12,773	452
Targus, Inc.*,†††	12,773	145
Targus, Inc.*,†††	12,773	1
Total Industrial		3,512,442
Consumer, Non-cyclical - 0.1%
Endo, Inc.*	19,748	557,881
Endo, Inc.*,††,2	409	11,299
Total Consumer, Non-cyclical		569,180
Energy - 0.0%
Permian Production Partners LLC*,†††	401,481	18,830
Total Common Stocks
(Cost $3,938,986)		4,100,452

EXCHANGE-TRADED FUNDS**,† - 2.7%
SPDR Blackstone Senior Loan ETF	676,240	28,266,832
Total Exchange-Traded Funds
(Cost $28,000,558)		28,266,832

MONEY MARKET FUND**,† - 4.7%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.17%[3]	50,107,825	50,107,825
Total Money Market Fund
(Cost $50,107,825)		50,107,825

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0%
Consumer, Cyclical - 17.5%
First Brands Group LLC
10.59% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	10,280,781	10,200,488
WIRB - Copernicus Group, Inc.
9.44% (1 Month Term SOFR + 4.11%, Rate Floor: 5.11%) due 01/08/27†††	7,238,450	7,263,314
Thevelia US LLC
9.48% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/18/29	6,160,491	6,197,085
PetSmart LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	6,175,375	6,149,624
Eagle Parent Corp.
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	6,231,563	6,047,981
Truck Hero, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	5,815,099	5,787,244
Restaurant Brands
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	4,998,995	4,981,049
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/23/30	330,000	328,815
Prime Security Services Borrower LLC
7.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/13/30	5,277,500	5,272,434
Congruex Group LLC
11.23% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	6,860,000	5,247,900
Fertitta Entertainment LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/29/29	5,222,115	5,225,404
Flutter Financing B.V.
7.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 11/18/30	4,984,950	4,981,859
American Tire Distributors, Inc.
11.84% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	6,860,000	4,945,648
Petco Health And Wellness Company, Inc.
8.85% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/03/28	5,179,248	4,764,183
Peer Holding III BV
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/18/30	3,770,000	3,772,375
due 06/21/31	990,000	990,416
Alterra Mountain Co.
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28	4,661,325	4,669,109
Cedar Fair LP
7.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/18/31	4,500,000	4,485,960
Entain Holdings (Gibraltar) Ltd.
7.86% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 10/31/29	2,646,900	2,648,330
8.01% (6 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	1,600,000	1,601,424

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Consumer, Cyclical - 17.5% (continued)
Belron Finance US LLC
7.68% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 04/13/29	3,970,000	$3,974,963
Ontario Gaming GTA, LP
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	3,958,016	3,972,226
CCRR Parent, Inc.
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	4,635,153	3,919,624
Grant Thornton Advisors LLC
8.60% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/01/31	3,807,642	3,817,199
Caesars Entertainment, Inc.
8.10% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/24/31	2,075,000	2,073,050
8.10% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/30	1,683,000	1,681,418
BCPE Empire Holdings, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	3,719,353	3,717,493
Scientific Games Corp.
8.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	3,696,857	3,687,615
Galaxy US Opco, Inc.
10.08% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/30/29	4,078,337	3,293,257
BIFM CA Buyer, Inc.
9.59% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	3,190,191	3,202,155
Rent-A-Center, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	3,036,670	3,041,741
Clarios Global, LP
8.34% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/06/30	2,892,808	2,896,424
Michaels Stores, Inc.
9.85% (3 Month Term SOFR + 4.51%, Rate Floor: 5.26%) due 04/15/28	3,187,115	2,855,368
Guardian US HoldCo LLC
8.83% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/31/30	2,829,269	2,808,049
Mavis Tire Express Services TopCo Corp.
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/04/28	2,675,940	2,679,284
Apro LLC
due 06/26/31	2,650,000	2,646,688
Wyndham Hotels & Resorts, Inc.
7.09% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 05/24/30	2,519,839	2,520,192
Seren BidCo AB
8.46% (3 Month SOFR + 3.15%, Rate Floor: 3.65%) due 11/16/28	2,145,000	2,142,319
8.83% (3 Month SOFR + 3.50%, Rate Floor: 4.00%) due 11/16/28	350,000	351,460
AlixPartners, LLP
7.96% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 02/04/28	2,468,253	2,468,598
Hanesbrands, Inc.
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/08/30	2,419,375	2,423,415
Packers Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	4,417,419	2,387,615
Crash Champions Inc.
10.08% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/06/29	2,235,000	2,243,381
EG Finco Ltd.
9.22% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 02/07/28	EUR 1,943,922	2,084,160
11.07% (6 Month Term SOFR + 5.93%, Rate Floor: 5.93%) due 02/07/28	158,070	155,765
Match Group, Inc.
7.24% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/27	2,000,000	1,995,000
Sweetwater Sound
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,937,771	1,941,530
Alexander Mann
11.41% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,956,416	1,909,951
TMF Sapphire Bidco BV
9.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/03/28	1,853,924	1,855,092

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Consumer, Cyclical - 17.5% (continued)
TTF Holdings Intermediate LLC
9.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 03/31/28	1,828,822	$1,821,964
TransNetwork LLC
10.83% (3 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 12/30/30†††	1,803,947	1,812,967
Burlington Stores, Inc.
7.46% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 06/26/28†††	1,799,287	1,794,789
Hilton Worldwide Finance LLC
7.10% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/08/30	1,720,000	1,721,187
Go Daddy Operating Company LLC
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/09/29	1,436,069	1,437,476
ImageFIRST Holdings LLC
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28†††	1,236,900	1,233,808
Bulldog Purchaser, Inc.
due 06/12/31	1,188,796	1,193,254
American Trailer World Corp.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/03/28	1,085,951	1,060,268
Station Casinos LLC
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/14/31	832,913	831,946
WW International, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,653,750	611,887
Dealer Tire LLC
due 06/24/31	560,000	558,600
SHO Holding I Corp.
10.82% (3 Month Term SOFR + 5.51%, Rate Floor: 6.51%) due 04/29/24	556,747	314,562
10.81% (3 Month Term SOFR + 5.49%, Rate Floor: 6.49%) due 04/29/24	9,476	5,354
SHO Holding I Corp.
13.45% (1 Month Term SOFR + 8.00%, Rate Floor: 9.00%) due 08/29/24†††	64,833	61,591
Total Consumer, Cyclical		184,765,327
Industrial - 17.3%
Arcline FM Holdings LLC
10.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28	9,350,588	9,357,881
American Bath Group LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	8,715,755	8,489,930
Pelican Products, Inc.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	8,936,386	8,215,130
Aegion Corp.
9.59% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28	6,846,572	6,866,153
LTI Holdings, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/08/25	6,793,883	6,683,482
Hunter Douglas, Inc.
8.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	6,561,918	6,498,661
Park River Holdings, Inc.
8.81% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	5,938,736	5,796,860
USIC Holding, Inc.
9.08% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.25%) due 05/12/28	5,223,581	5,039,659
White Cap Supply Holdings LLC
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	4,924,433	4,930,884
TricorBraun Holdings, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/03/28	4,779,868	4,767,440
Michael Baker International LLC
10.09% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28†††	4,652,868	4,658,684
Duran Group Holding GmbH
9.42% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 05/29/26†††	EUR 4,527,760	4,560,264
Berlin Packaging LLC
9.14% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/09/31	4,126,874	4,134,839
United Airlines Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/24/31	4,020,000	4,023,578

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Industrial - 17.3% (continued)
Fugue Finance LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/31/28	2,104,186	$2,117,337
9.10% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/13/31	1,730,000	1,742,975
DXP Enterprises, Inc.
10.16% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/05/30	3,766,538	3,785,370
DG Investment Intermediate Holdings 2, Inc.
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	3,783,125	3,768,939
Mauser Packaging Solutions Holding Co.
8.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/16/27	3,655,000	3,657,047
Ravago Holdings America, Inc.
10.00% (Commercial Prime Lending Rate + 1.50%, Rate Floor: 2.50%) due 03/06/28	3,642,845	3,636,761
Engineered Machinery Holdings, Inc.
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/19/28	3,476,040	3,486,920
CPG International LLC
7.94% (3 Month Term SOFR + 2.60%, Rate Floor: 3.10%) due 04/28/29	3,483,658	3,485,853
LBM Acquisition LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/29/31	3,492,656	3,430,557
TransDigm, Inc.
7.84% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/28/31	3,207,205	3,213,619
Icebox Holdco III, Inc.
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 12/22/28	3,131,472	3,136,701
Mirion Technologies, Inc.
7.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/20/28	3,065,287	3,067,218
FCG Acquisitions, Inc
due 04/03/28	3,042,000	3,039,718
Merlin Buyer, Inc.
10.09% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	2,947,613	2,947,613
Quikrete Holdings, Inc.
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	2,908,088	2,908,088
Protective Industrial Products, Inc.
9.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	2,919,330	2,901,084
Service Logic Acquisition, Inc.
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 10/29/27	2,721,938	2,728,743
Genesee & Wyoming, Inc.
7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/05/31	2,690,000	2,686,288
Alliance Laundry Systems LLC
8.90% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/08/27	2,636,604	2,643,564
Standard Industries, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/22/28	2,471,781	2,475,983
EMRLD Borrower, LP
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	2,461,334	2,458,774
Barnes Group, Inc.
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/31/30	2,298,962	2,301,835
Foundation Building Materials Holding Company LLC
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	2,300,000	2,286,591
Anchor Packaging LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/29	2,230,000	2,228,417
Brown Group Holding LLC
8.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/07/28	2,012,006	2,009,250
8.34% ((1 Month Term SOFR + 3.00%) and (3 Month Term SOFR + 3.00%), Rate Floor: 3.50%) due 07/02/29	187,500	187,266
API Heat Transfer
13.61% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/10/27†††	1,379,727	1,379,727
10.61% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	800,571	800,571

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Industrial - 17.3% (continued)
STS Operating, Inc.
9.44% (3 Month Term SOFR + 4.10%, Rate Floor: 4.10%) due 03/15/31	2,016,000	$2,019,145
American Builders & Contractors Supply Co., Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/25/31	1,982,147	1,984,882
Artera Services LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/06/31	1,950,113	1,957,074
Sundyne (Star US Bidco)
9.69% (3 Month Term SOFR + 4.35%, Rate Floor: 5.35%) due 03/17/27	1,940,499	1,945,680
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	1,680,000	1,712,642
ASP Dream Acquisiton Co. LLC
9.69% (1 Month Term SOFR + 4.35%, Rate Floor: 5.10%) due 12/15/28	1,698,837	1,698,837
Air Canada
7.85% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/21/31	1,660,000	1,660,515
CPM Holdings, Inc.
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/22/28	1,568,145	1,554,753
Bleriot US Bidco LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/28	1,313,723	1,318,978
XPO, Inc.
7.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/03/31	1,290,000	1,292,425
GFL Environmental, Inc.
due 06/27/31	1,240,000	1,240,000
ProAmpac PG Borrower LLC
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/15/28	1,221,784	1,223,617
Charter Next Generation Inc.
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/01/27	984,495	985,558
Savage Enterprises LLC
8.34% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 09/15/28	771,239	772,327
MI Windows And Doors LLC
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/20/31	730,000	733,803
SiteOne Landscaping Supply Holding LLC
due 03/23/30	700,000	698,250
Patriot Container Corp. (Wastequip)
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/20/25	710,327	690,161
American Residential Services LLC
due 10/15/27	565,000	560,876
Osmose Utility Services, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	481,376	477,679
Total Industrial		183,063,456
Consumer, Non-cyclical - 17.0%
Bombardier Recreational Products, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	9,776,520	9,768,894
National Mentor Holdings, Inc.
9.19% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	8,664,969	8,162,401
9.18% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	276,228	260,207
Osmosis Holdings Australia II Pty Ltd.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/30/28	7,995,778	8,005,293
Hayward Industries, Inc.
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/30/28	7,566,000	7,552,986
VC GB Holdings I Corp.
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/21/28	7,232,896	7,202,373
Medical Solutions Parent Holdings, Inc.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/01/28	9,098,419	6,830,274
Quirch Foods Holdings LLC
10.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	6,566,886	6,378,088
Midwest Veterinary Partners LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/28/28	6,344,849	6,341,677

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Consumer, Non-cyclical - 17.0% (continued)
Kronos Acquisition Holdings, Inc.
9.35% (3 Month Term SOFR + 4.01%, Rate Floor: 4.51%) due 12/22/26	6,213,016	$6,202,144
HAH Group Holding Co. LLC
10.45% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	6,164,400	6,172,105
Grifols Worldwide Operations USA, Inc.
7.44% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	5,983,315	5,877,650
Weber-Stephen Products LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/29/27	6,319,786	5,858,063
Southern Veterinary Partners LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	5,376,085	5,379,472
Triton Water Holdings, Inc.
8.85% (3 Month Term SOFR + 3.51%, Rate Floor: 4.01%) due 03/31/28	5,305,464	5,305,464
Dermatology Intermediate Holdings III, Inc.
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	5,136,762	4,968,738
Agiliti
8.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/01/30	4,987,437	4,962,500
Perrigo Investments LLC
7.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 04/20/29	4,411,376	4,389,319
Chefs' Warehouse, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/23/29	4,312,458	4,315,175
PlayCore
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30	4,210,000	4,232,818
Endo Finance Holdings, Inc.
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	4,221,074	4,213,181
Resonetics LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	4,055,082	4,060,151
TGP Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	4,251,824	4,021,375
Outcomes Group Holdings, Inc.
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/01/31	3,888,231	3,896,124
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	3,713,135	3,697,651
Froneri US, Inc.
7.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	3,404,997	3,401,422
CHG PPC Parent LLC
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28	2,895,803	2,897,627
Topgolf Callaway Brands Corp.
8.34% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	2,728,800	2,733,685
Summit Behavioral Healthcare LLC
9.60% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28	2,671,472	2,680,368
Balrog Acquisition, Inc.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	2,569,305	2,569,305
Del Monte Foods, Inc.
9.74% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/16/29	3,363,356	2,566,442
Phoenix Newco, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/15/28	2,461,503	2,465,343
Heritage Grocers Group LLC
12.18% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	2,465,429	2,463,382
Cambrex Corp.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	2,093,102	2,060,408
Energizer Holdings, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	1,990,250	1,991,504
Pacific Dental Services LLC
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/31	1,905,000	1,906,200

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Consumer, Non-cyclical - 17.0% (continued)
Blue Ribbon LLC
11.57% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	2,476,923	$1,870,077
Medline Borrower LP
due 10/23/28	1,563,656	1,563,656
IVI America LLC
due 03/15/31	1,502,030	1,510,486
Electron BidCo, Inc.
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.76%) due 11/01/28	1,506,478	1,505,168
Aramark Services, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/24/30	1,485,000	1,485,742
Concentra Health Services, Inc.
due 06/26/31	1,475,000	1,478,687
Nomad Foods Limited
7.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/08/29	1,050,000	1,050,000
DaVita, Inc.
7.21% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/12/31	873,201	872,441
Midwest Physician Administrative Services
due 03/12/28	866,874	754,995
Amer Sports, Inc.
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/08/31	750,000	753,750
Upstream Newco, Inc.
9.84% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26	727,500	656,307
Mamba Purchaser, Inc.
8.94% (3 Month Term SOFR + 3.61%, Rate Floor: 4.11%) due 10/16/28†††	311,394	311,883
Total Consumer, Non-cyclical		179,603,001
Technology - 12.5%
Ascend Learning LLC
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/11/28	8,872,500	8,859,812
Athenahealth Group, Inc.
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/15/29	8,535,626	8,498,325
CoreLogic, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	8,500,338	8,360,678
Peraton Corp.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/01/28	7,337,455	7,334,374
Polaris Newco LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	5,923,858	5,918,112
Wrench Group LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	5,370,266	5,370,266
Planview Parent, Inc.
9.08% (3 Month Term SOFR + 4.26%, Rate Floor: 5.01%) due 12/17/27	5,126,301	5,113,486
DCert Buyer, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	5,161,162	5,024,597
Cloud Software Group, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	4,910,725	4,903,359
Atlas CC Acquisition Corp.
9.86% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	6,718,181	4,885,595
Conair Holdings LLC
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	4,916,606	4,885,287
Azalea TopCo
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/23/31	4,515,546	4,509,902
Xerox Corp.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/19/29	4,477,707	4,467,900
Project Ruby Ultimate Parent Corp.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/10/28	3,386,250	3,389,061
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/10/28	907,725	908,860
Sabre GLBL, Inc.
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	3,296,299	3,005,829
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	1,350,347	1,210,006
CCC Intelligent Solutions, Inc.
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 09/21/28	3,890,201	3,888,995

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Technology - 12.5% (continued)
Taxware Holdings (Sovos Compliance LLC)
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/11/28	3,707,798	$3,675,355
Iron Mountain Information Management Services, Inc.
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/31/31	3,368,472	3,350,215
Indicor LLC
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/23/29	3,039,405	3,050,803
Instructure Holdings, Inc.
8.35% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/30/28	2,901,079	2,896,234
RealPage, Inc.
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/24/28	2,955,511	2,869,299
Modena Buyer LLC
due 04/17/31	2,644,415	2,577,484
Blackhawk Network Holdings, Inc.
10.34% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 02/23/29	2,490,000	2,494,681
Boxer Parent Co., Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/29/28	2,465,138	2,467,331
Central Parent LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	2,381,775	2,345,763
DS Admiral Bidco LLC
due 06/05/31	2,335,000	2,311,650
SS&C Technologies, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/09/31	2,156,215	2,158,630
Epicor Software
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/22/31	1,700,564	1,706,703
Gen Digital, Inc.
7.33% (3 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29†††	1,704,698	1,702,039
Dun & Bradstreet
8.10% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/18/29	1,651,248	1,651,248
Dye & Durham Corp.
9.68% (3 Month Term SOFR + 4.35%, Rate Floor: 5.35%) due 04/04/31	1,500,000	1,503,750
World Wide Technology Holding Co. LLC
8.18% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 03/01/30	1,397,722	1,401,216
VS Buyer LLC
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/04/31	1,350,000	1,351,688
isolved, Inc.
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/15/30	1,328,670	1,329,919
Imprivata, Inc.
8.83% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/01/27	637,028	639,417
Total Technology		132,017,869
Financial - 11.2%
USI, Inc.
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/22/29	5,480,398	5,477,000
8.08% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/27/30	1,490,041	1,489,415
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	6,413,321	6,429,354
AqGen Island Holdings, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/02/28	5,448,188	5,442,739
AmWINS Group, Inc.
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 02/22/28	5,035,632	5,028,985
Worldpay
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 01/31/31	3,530,000	3,529,506
due 01/31/31	1,400,000	1,399,804
Nexus Buyer LLC
9.19% (3 Month Term SOFR + 3.85%, Rate Floor: 3.85%) due 11/09/26	4,565,393	4,557,130
9.84% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/13/28	300,000	299,925
Jane Street Group LLC
7.96% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	4,815,323	4,808,726
Trans Union LLC
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 06/05/31	4,700,000	4,687,075

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Financial - 11.2% (continued)
Focus Financial Partners, LLC
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/30/28	4,175,891	$4,169,084
Ardonagh Group Finco Pty Ltd.
due 02/27/31	4,136,750	4,116,066
Asurion LLC
9.69% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	3,958,080	3,924,000
Delos Aircraft Leasing
7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/01/27	3,808,571	3,827,614
Duff & Phelps
9.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	3,657,456	3,652,884
Cobham Ultra SeniorCo SARL
9.01% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/06/29	3,702,624	3,584,140
Apex Group Treasury LLC
9.33% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 07/27/28	3,403,750	3,403,750
Virtu Financial
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/23/31	3,085,000	3,077,287
Zodiac Pool Solutions LLC
7.37% (1 Month Term SOFR + 1.93%, Rate Floor: 2.43%) due 01/29/29	2,991,756	2,984,277
Franchise Group, Inc.
10.36% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	3,955,564	2,976,562
FleetCor Technologies Operating Company LLC
7.19% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	2,945,531	2,945,943
Orion Advisor Solutions, Inc.
9.34% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 09/24/27	2,873,353	2,865,652
Assetmark Financial Holdings, Inc.
due 06/03/31	2,790,000	2,790,000
Franklin Square Holdings LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/31†††	2,720,740	2,717,339
Tegra118 Wealth Solutions, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	2,798,652	2,674,476
HighTower Holding LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,625,750	2,628,218
Aretec Group, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	2,603,341	2,611,490
Alliant Holdings Intermediate LLC
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/06/30	2,504,699	2,510,059
Ryan Specialty Group LLC
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.50%) due 09/01/27	2,472,732	2,482,623
HarbourVest Partners, LP
7.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/19/30†††	2,465,849	2,465,849
Capstone Borrower, Inc.
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/17/30	2,423,556	2,427,604
Eisner Advisory Group
9.34% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31	2,345,000	2,363,572
Apex Group Treasury LLC
10.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/27/28†††	2,068,500	2,073,671
Alter Domus
due 05/13/31	1,758,919	1,764,425
CPI Holdco B LLC
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/10/31	1,615,000	1,612,481
GIP Pilot Acquisition Partners, LP
7.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/04/30	1,605,626	1,605,626
HUB International Ltd.
8.57% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/20/30	1,602,623	1,605,428
Total Financial		119,009,779
Communications - 7.5%
Zayo Group Holdings, Inc.
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,648,468	5,770,338
9.67% (1 Month Term SOFR + 4.33%, Rate Floor: 4.83%) due 03/09/27	3,910,000	3,432,081

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Communications - 7.5% (continued)
McGraw Hill LLC
10.20% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 07/28/28		8,464,650	$8,474,045
Virgin Media Bristol LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28		7,916,233	7,558,182
Ziggo Financing Partnership
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/28		6,685,000	6,454,769
CSC Holdings LLC
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28		6,677,549	6,405,706
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28		5,929,053	5,932,789
WMG Acquisition Corp.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/24/31		4,521,175	4,523,300
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31		4,090,000	4,097,689
Telenet Financing USD LLC
7.44% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/28/28		4,000,000	3,799,160
Altice France SA
10.83% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28		4,892,916	3,580,000
Playtika Holding Corp.
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28		3,515,231	3,513,051
Charter Communications Operating LLC
7.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/09/30		3,233,750	3,194,136
LCPR Loan Financing LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/16/28		3,162,794	3,043,399
Level 3 Financing, Inc.
11.90% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/15/30		1,298,730	1,263,015
11.90% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/16/29		1,289,271	1,260,468
Simon & Schuster
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30		2,061,234	2,061,234
UPC Broadband Holding BV
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/31/29		1,464,906	1,455,340
Planet US Buyer LLC
8.82% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 01/31/31		1,400,000	1,408,400
SBA Senior Finance II LLC
7.35% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/27/31		1,346,625	1,347,473
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28		8,441,151	1,277,906
Total Communications			79,852,481
Basic Materials - 3.5%
CTEC III GmbH
7.29% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR	7,500,000	7,964,883
Arsenal AIC Parent LLC
9.10% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/19/30		4,895,871	4,919,126
Illuminate Buyer LLC
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/31/29		4,375,197	4,389,241
Nouryon USA LLC
8.83% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/03/28		3,149,002	3,155,070
NIC Acquisition Corp.
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27		3,528,762	2,933,283
LSF11 A5 HoldCo LLC
8.96% (3 Month Term SOFR + 4.35%, Rate Floor: 4.85%) due 10/15/28†††		2,534,074	2,539,357
Platform Specialty Products
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/18/30		2,354,100	2,356,313
Vantage Specialty Chemicals, Inc.
10.08% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26		2,246,563	2,214,976
W.R. Grace Holdings LLC
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 09/22/28		1,706,250	1,711,437

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0% (continued)
Basic Materials - 3.5% (continued)
HB Fuller Co.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 02/15/30	1,695,750	$1,694,699
Barentz Midco B.V.
9.43% (6 Month Term SOFR + 4.26%, Rate Floor: 4.26%) due 03/29/31	1,365,000	1,375,237
Trinseo Materials Operating S.C.A.
8.11% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	1,552,000	1,230,938
INEOS Ltd.
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/29/26	465,323	464,597
Total Basic Materials		36,949,157
Energy - 2.3%
BANGL LLC
9.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	4,144,312	4,170,214
AL GCX Holdings LLC
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 05/17/29	3,504,821	3,496,059
Par Petroleum LLC
9.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	3,187,800	3,195,100
TransMontaigne Operating Company, LP
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/17/28	2,547,260	2,550,444
Buckeye Partners, LP
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/02/26	1,123,946	1,124,744
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/22/30	825,505	825,076
WhiteWater DBR HoldCo LLC
8.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/16/31	1,865,000	1,866,175
ITT Holdings LLC
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	1,791,485	1,792,040
Traverse Midstream Partners LLC
8.83% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/16/28	1,626,172	1,629,229
UGI Energy Services LLC
7.94% (1 Month Term SOFR + 2.60%, Rate Floor: 3.10%) due 02/22/30	1,576,255	1,577,106
Bip PipeCo Holdings LLC
7.81% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 12/06/30	1,330,000	1,331,250
Permian Production Partners LLC
13.46% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,4	694,072	687,132
Total Energy		24,244,569
Utilities - 1.2%
Calpine Construction Finance Company, LP
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	4,965,050	4,946,977
NRG Energy, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	2,706,395	2,705,042
TerraForm Power Operating LLC
7.93% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29	2,547,736	2,553,316
UGI Energy Services LLC
due 02/22/30	2,540,000	2,541,372
Total Utilities		12,746,707
Total Senior Floating Rate Interests
(Cost $978,250,701)		952,252,346

CORPORATE BONDS†† - 4.2%
Consumer, Non-cyclical - 1.9%
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	2,875,000	2,849,499
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	2,975,000	2,752,148
CPI CG, Inc.
8.63% due 03/15/26[5]	2,689,000	2,746,375
ADT Security Corp.
4.13% due 08/01/29[5]	2,875,000	2,651,393
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,595,478
Sotheby's
7.38% due 10/15/27[5]	2,875,000	2,400,785
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	1,709,000	1,709,000
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,465,737

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 4.2% (continued)
Consumer, Non-cyclical - 1.9% (continued)
WW International, Inc.
4.50% due 04/15/29[5]	2,875,000	$1,111,374
Total Consumer, Non-cyclical		20,281,789
Communications - 1.0%
VZ Secured Financing BV
5.00% due 01/15/32[5]	3,500,000	2,984,348
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	2,875,000	2,692,537
Altice France S.A.
5.50% due 10/15/29[5]	2,850,000	1,878,399
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	1,575,000	1,518,767
Level 3 Financing, Inc.
11.00% due 11/15/29[5]	899,070	920,021
Total Communications		9,994,072
Industrial - 0.5%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[5]	2,875,000	2,714,351
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[5]	2,120,000	1,562,578
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	1,412,000	1,396,252
Total Industrial		5,673,181
Consumer, Cyclical - 0.4%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	5,000,000	4,553,304
Basic Materials - 0.2%
WR Grace Holdings LLC
4.88% due 06/15/27[5]	1,975,000	1,904,555
Mirabela Nickel Ltd.
due 06/24/19†††,2,6	1,279,819	6,399
Total Basic Materials		1,910,954
Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[5]	1,850,000	1,681,295
Total Corporate Bonds
(Cost $50,691,155)		44,094,595

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.8%
Residential Mortgage-Backed Securities - 0.8%
RALI Series Trust
2006-QO6, 5.62% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,356,393
2006-QO2, 5.90% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	416,751	73,745
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 5.96% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	2,154,612	1,687,352
American Home Mortgage Assets Trust
2006-4, 5.67% (1 Month Term SOFR + 0.32%, Rate Floor: 0.32%) due 10/25/46◊	2,115,106	1,154,954
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,441,830	1,133,314
Lehman XS Trust Series
2006-16N, 5.84% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,165,663	984,996
Nomura Resecuritization Trust
2015-4R, 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	407,412	385,270
Alliance Bancorp Trust
2007-OA1, 5.94% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	340,803	283,492
Morgan Stanley Re-REMIC Trust
2010-R5, 5.75% due 06/26/36	213,582	188,353
GSAA Home Equity Trust
2007-7, 6.00% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	83,745	77,349
New Century Home Equity Loan Trust
2004-4, 6.26% (1 Month Term SOFR + 0.91%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	58,561	59,776
Total Residential Mortgage-Backed Securities		8,384,994
Total Collateralized Mortgage Obligations
(Cost $11,870,410)		8,384,994

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 0.0%
Collateralized Loan Obligations - 0.0%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[5,7]	2,071,948	$241,554
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,7]	977,702	3,266
Total Collateralized Loan Obligations		244,820
Total Asset-Backed Securities
(Cost $4,613)		244,820
Total Investments - 102.8%
(Cost $1,122,864,248)		$1,087,451,864
Other Assets & Liabilities, net - (2.8)%		(29,929,024)
Total Net Assets - 100.0%		$1,057,522,840

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	13,965,000	15,024,249 USD	07/16/24	$50,957

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $17,698 (cost $1,166,034), or 0.0% of total net assets — See Note 6.
[3]	Rate indicated is the 7-day yield as of June 30, 2024.
[4]	Payment-in-kind security.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $40,271,801 (cost $45,305,645), or 3.8% of total net assets.
[6]	Security is in default of interest and/or principal obligations.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$557,881	$11,299	$3,531,272	$4,100,452
Exchange-Traded Funds	28,266,832	—	—	28,266,832
Money Market Fund	50,107,825	—	—	50,107,825
Senior Floating Rate Interests	—	910,672,443	41,579,903	952,252,346
Corporate Bonds	—	44,088,196	6,399	44,094,595
Collateralized Mortgage Obligations	—	8,384,994	—	8,384,994
Asset-Backed Securities	—	244,820	—	244,820
Forward Foreign Currency Exchange Contracts**	—	50,957	—	50,957
Total Assets	$78,932,538	$963,452,709	$45,117,574	$1,087,502,821

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$3,530,134	Enterprise Value	Valuation Multiple	2.9x-9.3x	4.8	x
Common Stocks	1,138	Model Price	Liquidation Value	—	—
Corporate Bonds	6,399	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	27,583,012	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	11,816,593	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	2,180,298	Model Price	Purchase Price	—	—
Total Assets	$45,117,574

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $13,611,382 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $2,097,295 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$60,792	$16,360,394	$346,762	$493,907	$17,261,855	$(249)
Purchases/(Receipts)	-	14,265,074	-	-	14,265,074	-
(Sales, maturities and paydowns)/Fundings	-	(2,740,061)	(2,764)	(543,063)	(3,285,888)	-
Amortization of premiums/discounts	-	129,987	-	-	129,987	-
Corporate actions	-	1,896,090	3,402,911	(493,920)	4,805,081	-
Total realized gains (losses) included in earnings	-	18,411	(1,424,615)	(1,824,923)	(3,231,127)	6,019
Total change in unrealized appreciation (depreciation) included in earnings	(54,393)	135,921	1,208,978	2,367,999	3,658,505	(5,770)
Transfers into Level 3	-	13,611,382	-	-	13,611,382	-
Transfers out of Level 3	-	(2,097,295)	-	-	(2,097,295)	-
Ending Balance	$6,399	$41,579,903	$3,531,272	$-	$45,117,574	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$(54,393)	$(262,362)	$(215,137)	$-	$(531,892)	$-

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24
Common Stocks
BP Holdco LLC *	$313,770	$–	$–	$–	$(17,671)	$296,099	244,278

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 0.4%
Consumer, Non-cyclical - 0.4%
Endo, Inc.*	22,375	$632,094
Endo, Inc.*,††,1	368	10,166
Save-A-Lot*,†††	797,632	5,862
Total Consumer, Non-cyclical		648,122
Industrial - 0.0%
BP Holdco LLC*,†††,2	23,711	28,741
YAK BLOCKER 2 LLC*,†††	6,243	12,112
YAK BLOCKER 2 LLC*,†††	5,770	11,195
Targus, Inc.*,†††	12,825	542
Vector Phoenix Holdings, LP*,†††	23,711	502
Targus, Inc.*,†††	12,825	454
Targus, Inc.*,†††	12,825	146
Targus, Inc.*,†††	12,825	1
Total Industrial		53,693
Utilities - 0.0%
Mountain Creek Power LLC*,††	26,665	26,665
Financial - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,1	1,210,000	9,281
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,1	950,000	7,286
Avison Young (Canada), Inc.*,††	132	132
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††	171,000	17
Total Financial		16,716
Energy - 0.0%
Legacy Reserves, Inc.†††	3,452	13,808
Permian Production Partners LLC*,†††	57,028	2,675
Total Energy		16,483
Total Common Stocks
(Cost $566,100)		761,679

PREFERRED STOCKS†† - 1.6%
Financial - 1.6%
Charles Schwab Corp.
4.00%	1,325,000	1,131,569
Citigroup, Inc.
7.63%	775,000	806,914
American National Group, Inc.
5.95%	21,500	521,805
Goldman Sachs Group, Inc.
7.50%	475,000	497,665
Avison Young (Canada), Inc	185,779	92,889
Assurant, Inc.
5.25% due 01/15/61	750	15,690
Total Financial		3,066,532
Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	2
Total Preferred Stocks
(Cost $3,656,555)		3,066,534

WARRANT† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	4	–
Total Warrant
(Cost $9)		–

MONEY MARKET FUND**,† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[4]	6,068,811	6,068,811
Total Money Market Fund
(Cost $6,068,811)		6,068,811

	Face Amount~
CORPORATE BONDS†† - 83.7%
Consumer, Cyclical - 15.1%
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	1,525,000	1,515,322
United Airlines, Inc.
4.63% due 04/15/29[5]	1,025,000	954,593
4.38% due 04/15/26[5]	325,000	313,952
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	1,225,000	1,198,400
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[5]	475,000	477,679
6.75% due 05/15/28[5]	350,000	354,219
6.25% due 05/15/26[5]	325,000	324,676
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	1,100,000	1,072,298
Caesars Entertainment, Inc.
8.13% due 07/01/27[5]	900,000	918,299
6.50% due 02/15/32[5]	150,000	150,735
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[5]	1,150,000	1,068,208
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]	1,000,000	1,033,375
Penn Entertainment, Inc.
4.13% due 07/01/29[5]	1,204,000	1,032,629
Hanesbrands, Inc.
4.88% due 05/15/26[5]	1,050,000	1,027,217
Vail Resorts, Inc.
6.50% due 05/15/32[5]	1,000,000	1,011,958
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	1,200,000	1,004,555
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	1,100,000	1,001,727
Crocs, Inc.
4.25% due 03/15/29[5]	1,094,000	997,156
Air Canada
3.88% due 08/15/26[5]	1,000,000	951,192
Wabash National Corp.
4.50% due 10/15/28[5]	1,025,000	922,318
Scotts Miracle-Gro Co.
4.38% due 02/01/32	1,050,000	904,558
Ontario Gaming GTA, LP
8.00% due 08/01/30[5]	875,000	897,969
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	875,000	832,528

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 83.7% (continued)
Consumer, Cyclical - 15.1% (continued)
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		875,000	$731,413
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]		800,000	720,431
Newell Brands, Inc.
6.38% due 09/15/27		500,000	493,073
5.20% due 04/01/26		200,000	197,541
Amer Sports Co.
6.75% due 02/16/31[5]		675,000	673,204
ONE Hotels GmbH
7.75% due 04/02/31[5]	EUR	575,000	642,493
Station Casinos LLC
4.63% due 12/01/31[5]		700,000	623,912
Advance Auto Parts, Inc.
5.90% due 03/09/26		550,000	550,063
Park River Holdings, Inc.
5.63% due 02/01/29[5]		675,000	533,676
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		550,000	498,304
JB Poindexter & Company, Inc.
8.75% due 12/15/31[5]		475,000	492,096
Michaels Companies, Inc.
5.25% due 05/01/28[5]		600,000	479,998
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]		450,000	469,960
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[5]		425,000	427,062
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]		383,000	408,720
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	550,000	376,469
Sabre GLBL, Inc.
7.38% due 09/01/25[1]		320,000	307,041
9.25% due 04/15/25[1]		31,000	30,433
Aramark Services, Inc.
5.00% due 04/01/25[5]		275,000	273,157
Papa John's International, Inc.
3.88% due 09/15/29[5]		275,000	243,400
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]		215,000	215,676
Allison Transmission, Inc.
4.75% due 10/01/27[5]		200,000	193,182
Total Consumer, Cyclical			29,546,867
Consumer, Non-cyclical - 14.7%
CPI CG, Inc.
8.63% due 03/15/26[5]		2,572,000	2,626,879
10.00% due 07/15/29[5]		1,650,000	1,711,875
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]		1,953,000	1,806,704
Tenet Healthcare Corp.
6.75% due 05/15/31		675,000	685,134
4.38% due 01/15/30		625,000	579,348
6.13% due 06/15/30		275,000	273,143
Consumer, Non-cyclical - 14.7% (continued)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]		961,000	993,869
5.00% due 12/31/26[5]		350,000	358,203
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]		1,250,000	1,238,913
Upbound Group, Inc.
6.38% due 02/15/29[5]		1,261,000	1,209,666
Champions Financing, Inc.
8.75% due 02/15/29[5]		1,025,000	1,051,111
Post Holdings, Inc.
4.63% due 04/15/30[5]		600,000	551,350
5.50% due 12/15/29[5]		500,000	482,456
Brink's Co.
6.75% due 06/15/32[5]		975,000	982,156
ADT Security Corp.
4.13% due 08/01/29[5]		1,050,000	968,335
TriNet Group, Inc.
7.13% due 08/15/31[5]		950,000	965,000
Carriage Services, Inc.
4.25% due 05/15/29[5]		1,075,000	960,464
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]		1,200,000	898,032
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]		1,200,000	893,012
Boost Newco Borrower LLC
7.50% due 01/15/31[5]		850,000	886,254
Medline Borrower, LP
5.25% due 10/01/29[5]		850,000	811,178
Williams Scotsman, Inc.
7.38% due 10/01/31[5]		725,000	746,103
AMN Healthcare, Inc.
4.63% due 10/01/27[5]		775,000	738,251
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	736,000	733,477
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]		475,000	469,485
6.50% due 02/15/28[5]		175,000	175,830
Central Garden & Pet Co.
4.13% due 10/15/30		711,000	633,663
DaVita, Inc.
3.75% due 02/15/31[5]		625,000	533,099
US Foods, Inc.
7.25% due 01/15/32[5]		500,000	518,896
Grifols S.A.
4.75% due 10/15/28[5]		600,000	517,785
Valvoline, Inc.
3.63% due 06/15/31[5]		600,000	516,853
IQVIA, Inc.
5.00% due 05/15/27[5]		395,000	385,403
Neogen Food Safety Corp.
8.63% due 07/20/30[5]		300,000	323,878

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 83.7% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Service Corporation International
3.38% due 08/15/30	325,000	$282,846
Concentra Escrow Issuer Corp.
6.88% due 07/15/32[5]	275,000	278,619
WW International, Inc.
4.50% due 04/15/29[5]	690,000	266,730
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[5]	225,000	227,546
Endo Finance Holdings, Inc.
8.50% due 04/15/31[5]	200,000	206,395
Graham Holdings Co.
5.75% due 06/01/26[5]	125,000	124,041
Ingles Markets, Inc.
4.00% due 06/15/31[5]	75,000	65,199
Total Consumer, Non-cyclical		28,677,181
Industrial - 13.2%
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	2,076,000	2,052,847
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	1,225,000	1,245,401
5.25% due 07/15/28[5]	675,000	637,282
Trinity Industries, Inc.
7.75% due 07/15/28[5]	1,725,000	1,785,728
TransDigm, Inc.
6.88% due 12/15/30[5]	925,000	944,286
6.75% due 08/15/28[5]	425,000	430,195
6.38% due 03/01/29[5]	250,000	251,261
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	2,500,000	1,584,724
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[5]	1,025,000	1,045,491
9.25% due 04/15/27[5]	500,000	500,321
Enviri Corp.
5.75% due 07/31/27[5]	1,575,000	1,497,091
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	1,525,000	1,360,777
Clearwater Paper Corp.
4.75% due 08/15/28[5]	1,375,000	1,271,031
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	750,000	751,081
6.38% due 03/01/34[5]	200,000	198,002
4.25% due 02/01/32[5]	100,000	88,393
Wrangler Holdco Corp.
6.63% due 04/01/32[5]	975,000	970,694
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[5]	825,000	831,437
Amsted Industries, Inc.
4.63% due 05/15/30[5]	900,000	825,754
Artera Services LLC
8.50% due 02/15/31[5]	725,000	746,386
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[5]	700,000	655,640
Arcosa, Inc.
4.38% due 04/15/29[5]	700,000	650,037
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[5]	350,000	360,359
6.13% due 02/01/28[5]	250,000	249,397
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	425,000	425,726
7.25% due 01/15/31[5]	175,000	181,239
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]	575,000	577,079
Standard Industries, Inc.
4.38% due 07/15/30[5]	550,000	496,934
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[5]	500,000	491,311
Howmet Aerospace, Inc.
5.95% due 02/01/37	475,000	488,828
Calderys Financing LLC
11.25% due 06/01/28[5]	425,000	449,567
Ball Corp.
6.00% due 06/15/29	425,000	427,283
Hillenbrand, Inc.
6.25% due 02/15/29	425,000	427,037
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[5]	300,000	315,925
Clean Harbors, Inc.
6.38% due 02/01/31[5]	225,000	225,586
EnerSys
6.63% due 01/15/32[5]	175,000	177,876
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[5]	175,000	176,245
Total Industrial		25,794,251
Communications - 12.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	1,850,000	1,490,030
4.25% due 01/15/34[5]	975,000	740,081
4.25% due 02/01/31[5]	400,000	326,576
6.38% due 09/01/29[5]	275,000	261,396
Altice France S.A.
5.13% due 07/15/29[5]	1,450,000	953,522
5.50% due 10/15/29[5]	1,250,000	823,859
8.13% due 02/01/27[5]	900,000	674,943
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	1,675,000	1,615,196
8.00% due 08/01/29[5]	775,000	753,620

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 83.7% (continued)
Communications - 12.2% (continued)
Level 3 Financing, Inc.
3.88% due 10/15/30[5]	1,825,000	$956,406
4.50% due 04/01/30[5]	1,325,000	720,177
11.00% due 11/15/29[5]	520,747	532,882
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,125,000	933,612
4.75% due 07/15/31[5]	850,000	716,869
7.75% due 04/15/32[5]	350,000	341,404
VZ Secured Financing BV
5.00% due 01/15/32[5]	1,972,000	1,681,467
CSC Holdings LLC
3.38% due 02/15/31[5]	1,025,000	639,692
4.13% due 12/01/30[5]	975,000	630,186
4.63% due 12/01/30[5]	950,000	345,992
Cogent Communications Group Incorporated / Cogent Communications Finance Inc
7.00% due 06/15/27[5]	1,350,000	1,335,891
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	1,417,000	1,327,070
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	1,400,000	1,326,040
Sunrise FinCo I BV
4.88% due 07/15/31[5]	1,200,000	1,089,618
AMC Networks, Inc.
4.25% due 02/15/29	1,550,000	1,045,659
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	800,000	683,293
5.50% due 07/01/29[5]	325,000	305,304
3.88% due 09/01/31[5]	50,000	40,817
Match Group Holdings II LLC
4.63% due 06/01/28[5]	600,000	561,433
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	550,000	501,501
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	300,000	239,930
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	200,000	180,611
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	100,000	99,057
Total Communications		23,874,134
Financial - 8.8%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	1,550,000	1,429,828
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[5]	700,000	656,651
7.13% due 04/30/31[5]	475,000	487,100
Hunt Companies, Inc.
5.25% due 04/15/29[5]	1,225,000	1,113,290
United Wholesale Mortgage LLC
5.75% due 06/15/27[5]	675,000	658,965
5.50% due 04/15/29[5]	475,000	451,279
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	875,000	762,548
4.00% due 10/15/33[5]	350,000	294,941
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	725,000	778,543
8.50% due 03/15/30[5]	200,000	208,574
OneMain Finance Corp.
4.00% due 09/15/30	750,000	643,681
3.88% due 09/15/28	375,000	336,234
HUB International Ltd.
7.38% due 01/31/32[5]	600,000	608,449
5.63% due 12/01/29[5]	375,000	354,638
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]	550,000	520,724
7.25% due 04/01/29[5]	425,000	429,557
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.00% due 01/15/31[5]	450,000	454,601
4.25% due 10/15/27[5]	475,000	444,758
6.75% due 04/15/28[5]	50,000	50,079
SLM Corp.
3.13% due 11/02/26	1,000,000	931,471
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	1,000,000	913,441
Ardonagh Finco Ltd.
7.75% due 02/15/31[5]	900,000	889,708
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[5]	850,000	854,080
Encore Capital Group, Inc.
9.25% due 04/01/29[5]	600,000	625,243
Aretec Group, Inc.
10.00% due 08/15/30[5]	475,000	516,604
PennyMac Financial Services, Inc.
7.88% due 12/15/29[5]	325,000	335,134
7.13% due 11/15/30[5]	175,000	174,461
Kennedy-Wilson, Inc.
4.75% due 02/01/30	450,000	373,555
4.75% due 03/01/29	150,000	128,337
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	750,000	466,913
USI, Inc.
7.50% due 01/15/32[5]	300,000	304,693
Total Financial		17,198,080
Energy - 7.2%
CVR Energy, Inc.
5.75% due 02/15/28[5]	1,725,000	1,599,523
8.50% due 01/15/29[5]	350,000	351,441
ITT Holdings LLC
6.50% due 08/01/29[5]	1,875,000	1,698,761
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,200,000	1,204,831
6.88% due 01/15/29	250,000	247,684

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 83.7% (continued)
Energy - 7.2% (continued)
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,500,000	$1,452,428
Buckeye Partners, LP
6.88% due 07/01/29[5]	775,000	777,895
3.95% due 12/01/26	550,000	522,042
Viper Energy, Inc.
7.38% due 11/01/31[5]	1,015,000	1,051,223
EnLink Midstream LLC
5.38% due 06/01/29	925,000	903,335
Parkland Corp.
4.50% due 10/01/29[5]	750,000	686,479
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[5]	600,000	622,379
NuStar Logistics, LP
5.63% due 04/28/27	610,000	604,863
Venture Global LNG, Inc.
9.50% due 02/01/29[5]	525,000	574,926
Sunoco, LP
7.25% due 05/01/32[5]	500,000	517,180
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[5]	500,000	507,448
Southwestern Energy Co.
5.38% due 02/01/29	425,000	413,104
Kinetik Holdings, LP
5.88% due 06/15/30[5]	350,000	344,894
Basic Energy Services, Inc.
due 10/15/23[6]	1,175,000	5,875
Total Energy		14,086,311
Basic Materials - 7.0%
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	1,650,000	1,595,455
Carpenter Technology Corp.
6.38% due 07/15/28	825,000	824,827
7.63% due 03/15/30	650,000	669,189
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	790,000	739,174
4.50% due 06/01/31[5]	725,000	642,019
SK Invictus Intermediate II SARL
5.00% due 10/30/29[5]	1,350,000	1,222,578
INEOS Finance plc
6.75% due 05/15/28[5]	1,100,000	1,101,503
Ingevity Corp.
3.88% due 11/01/28[5]	1,150,000	1,043,393
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,022,000	969,990
WR Grace Holdings LLC
4.88% due 06/15/27[5]	1,000,000	964,332
Novelis Corp.
4.75% due 01/30/30[5]	1,025,000	950,898
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	900,000	907,127
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	875,000	836,185
Arsenal AIC Parent LLC
8.00% due 10/01/30[5]	675,000	708,342
Alcoa Nederland Holding BV
7.13% due 03/15/31[5]	275,000	282,627
Axalta Coating Systems Dutch Holding B BV
7.25% due 02/15/31[5]	250,000	259,611
Mirabela Nickel Ltd.
due 06/24/19†††,1,6	278,115	1,391
Total Basic Materials		13,718,641
Technology - 4.2%
Dye & Durham Ltd.
8.63% due 04/15/29[5]	1,200,000	1,217,304
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	1,025,000	1,025,775
Capstone Borrower, Inc.
8.00% due 06/15/30[5]	950,000	981,064
NCR Voyix Corp.
5.13% due 04/15/29[5]	1,000,000	941,757
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[5]	875,000	870,676
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	925,000	859,167
SS&C Technologies, Inc.
5.50% due 09/30/27[5]	600,000	590,824
Qorvo, Inc.
3.38% due 04/01/31[5]	600,000	514,312
Cloud Software Group, Inc.
6.50% due 03/31/29[5]	525,000	504,165
Playtika Holding Corp.
4.25% due 03/15/29[5]	500,000	438,729
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[5]	200,000	203,069
Total Technology		8,146,842
Utilities - 1.3%
Terraform Global Operating, LP
6.13% due 03/01/26[5]	1,955,000	1,930,334
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[5]	400,000	391,438
Clearway Energy Operating LLC
4.75% due 03/15/28[5]	175,000	167,217
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	156,000	155,361
Total Utilities		2,644,350
Total Corporate Bonds
(Cost $174,609,333)		163,686,657

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.4%
Consumer, Non-cyclical - 3.5%
Gibson Brands, Inc.
10.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	848,250	$794,530
Blue Ribbon LLC
11.57% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	996,242	752,163
Resonetics LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	650,000	650,813
Women's Care Holdings, Inc.
9.93% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/17/28	649,951	601,529
PlayCore
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30	500,000	502,710
Outcomes Group Holdings, Inc.
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/01/31	500,000	501,015
Confluent Health LLC
9.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28†††	489,149	473,251
IVI America LLC
due 03/15/31	425,000	427,393
Moran Foods LLC
12.68% (3 Month Term SOFR + 7.35%, Rate Floor: 8.35%) due 06/30/26†††	764,545	420,895
Endo Finance Holdings, Inc.
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	380,000	379,289
Balrog Acquisition, Inc.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	346,500	346,500
TGP Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	360,345	340,814
Kronos Acquisition Holdings, Inc.
11.49% (3 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26	293,250	293,250
Florida Food Products LLC
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	220,500	190,732
Midwest Physician Administrative Services
due 03/12/28	200,000	174,188
Total Consumer, Non-cyclical		6,849,072
Industrial - 2.4%
Dispatch Terra Acquisition LLC
9.73% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,164,608	994,284
Aegion Corp.
9.59% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28	681,234	683,182
Pelican Products, Inc.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	642,659	590,790
Michael Baker International LLC
due 12/01/28†††	455,000	455,569
Berlin Packaging LLC
9.14% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/09/31	400,000	400,772
STS Operating, Inc.
9.44% (3 Month Term SOFR + 4.10%, Rate Floor: 4.10%) due 03/15/31	400,000	400,624
FCG Acquisitions, Inc
due 04/03/28	330,000	329,752
Arcline FM Holdings LLC
10.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28	272,909	273,122
Patriot Container Corp. (Wastequip)
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/20/25	223,214	216,877
MI Windows And Doors LLC
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/20/31	175,000	175,912
Anchor Packaging LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/29	148,184	148,079
Total Industrial		4,668,963
Consumer, Cyclical - 2.2%
Alexander Mann
11.41% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	951,657	929,055
American Tire Distributors, Inc.
11.84% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	906,995	653,889

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.4% (continued)
Consumer, Cyclical - 2.2% (continued)
Holding SOCOTEC
9.57% (6 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/30/28	591,700	$590,469
Apro LLC
due 06/26/31	550,000	549,312
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25	735,516	509,955
Accuride Corp.
12.22% (1 Month Term SOFR + 1.00%, Rate Floor: 6.35%) (in-kind rate was 5.87%) due 05/18/26[3]	497,660	376,669
First Brands Group LLC
10.59% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	298,597	296,265
CCRR Parent, Inc.
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	297,692	251,738
WW International, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	491,625	181,901
Total Consumer, Cyclical		4,339,253
Technology - 1.5%
Blackhawk Network Holdings, Inc.
10.34% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 02/23/29	500,000	500,940
Cloud Software Group, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	494,392	493,650
Modena Buyer LLC
due 04/17/31	500,000	487,345
DS Admiral Bidco LLC
due 06/05/31	425,000	420,750
Atlas CC Acquisition Corp.
9.86% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	559,188	406,653
Dye & Durham Corp.
9.68% (3 Month Term SOFR + 4.35%, Rate Floor: 5.35%) due 04/04/31	350,000	350,875
Central Parent LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	275,000	270,842
Total Technology		2,931,055
Financial - 1.5%
Franchise Group, Inc.
10.36% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	938,947	706,558
Cobham Ultra SeniorCo SARL
9.01% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/06/29	596,015	576,942
Eisner Advisory Group
9.34% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31	500,000	503,960
Asurion LLC
due 08/20/28	428,914	425,221
Avison Young (Canada), Inc.
13.60% (3 Month Term SOFR + 8.00%, Rate Floor: 10.00%) due 03/12/29	247,548	183,038
13.11% ((1 Month Term SOFR + 7.50%) and (3 Month Term SOFR + 7.50%), Rate Floor: 9.50%) due 03/12/28	83,959	83,277
Ardonagh Group Finco Pty Ltd.
due 02/27/31	250,000	248,750
Aretec Group, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	119,700	120,075
Total Financial		2,847,821
Basic Materials - 0.7%
LTI Holdings, Inc.
10.21% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26	733,707	724,506
NIC Acquisition Corp.
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	653,766	543,443
Total Basic Materials		1,267,949
Communications - 0.4%
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31	850,000	851,598
Energy - 0.2%
BANGL LLC
9.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	374,428	376,768

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 12.4% (continued)
Energy - 0.2% (continued)
Permian Production Partners LLC
13.46% (1 Month Term SOFR + 6.00%, Rate Floor: 11.46%) (in-kind rate was 2.00%) due 11/24/25†††,3	98,590	$97,604
Total Energy		474,372
Total Senior Floating Rate Interests
(Cost $26,386,812)		24,230,083

ASSET-BACKED SECURITIES†† - 0.3%
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]	400,000	362,252
Collateralized Loan Obligations - 0.1%
WhiteHorse X Ltd.
2015-10A E, 10.88% (3 Month Term SOFR + 5.56%, Rate Floor: 5.30%) due 04/17/27◊,5	260,545	260,674
Total Asset-Backed Securities
(Cost $641,289)		622,926
Total Investments - 101.5%
(Cost $211,928,909)		$198,436,690
Other Assets & Liabilities, net - (1.5)%		(2,861,268)
Total Net Assets - 100.0%		$195,575,422

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	1,293,000	1,391,074 USD	07/16/24	$4,718
Morgan Stanley Capital Services LLC	CAD	Sell	522,000	379,827 USD	07/16/24	(1,934)
						$2,784

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $365,598 (cost $622,671), or 0.2% of total net assets — See Note 6.
[2]	Affiliated issuer.
[3]	Payment-in-kind security.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $144,749,655 (cost $153,074,250), or 74.0% of total net assets.
[6]	Security is in default of interest and/or principal obligations.

CAD — Canadian Dollar

EUR — Euro

plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$632,094		$36,963	$92,622	$761,679
Preferred Stocks	—		3,066,532	2	3,066,534
Warrant	—	*	—	—	—
Money Market Fund	6,068,811		—	—	6,068,811
Corporate Bonds	—		163,685,266	1,391	163,686,657
Senior Floating Rate Interests	—		22,436,264	1,793,819	24,230,083
Asset-Backed Securities	—		622,926	—	622,926
Forward Foreign Currency Exchange Contracts**	—		4,718	—	4,718
Total Assets	$6,700,905		$189,852,669	$1,887,834	$198,441,408

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,934	$—	$1,934

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24
Common Stocks
BP Holdco LLC*	$30,456	$–	$–	$–	$(1,715)	$28,741	23,711

*	Non-income producing security.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 91.4%
Financial - 18.4%
Bank of America Corp.	26,532	$1,055,178
Berkshire Hathaway, Inc. — Class B*	2,471	1,005,203
JPMorgan Chase & Co.	3,590	726,113
First Horizon Corp.	42,332	667,576
Jefferies Financial Group, Inc.	12,178	605,977
American Tower Corp. — Class A REIT	2,660	517,051
Charles Schwab Corp.	6,546	482,375
Wells Fargo & Co.	7,241	430,043
Synovus Financial Corp.	9,411	378,228
Unum Group	7,213	368,656
Mastercard, Inc. — Class A	789	348,075
Goldman Sachs Group, Inc.	640	289,485
STAG Industrial, Inc. REIT	6,837	246,542
Total Financial		7,120,502
Consumer, Non-cyclical - 15.3%
Tyson Foods, Inc. — Class A	11,064	632,197
Johnson & Johnson	4,170	609,487
Medtronic plc	6,416	505,003
Humana, Inc.	1,306	487,987
Encompass Health Corp.	5,404	463,609
PayPal Holdings, Inc.*	7,205	418,106
Merck & Company, Inc.	3,339	413,368
Coca-Cola Co.	6,081	387,056
Archer-Daniels-Midland Co.	6,265	378,719
Ingredion, Inc.	3,299	378,395
HCA Healthcare, Inc.	1,156	371,400
Bunge Global S.A.	3,038	324,368
Euronet Worldwide, Inc.*	2,372	245,502
MGP Ingredients, Inc.	2,368	176,179
Pfizer, Inc.	4,745	132,765
Total Consumer, Non-cyclical		5,924,141
Energy - 11.2%
Chevron Corp.	6,300	985,446
ConocoPhillips	7,001	800,774
Diamondback Energy, Inc.	3,541	708,873
Coterra Energy, Inc. — Class A	15,804	421,493
Equities Corp.	9,397	347,501
Marathon Oil Corp.	12,079	346,305
Kinder Morgan, Inc.	16,847	334,750
Exxon Mobil Corp.	1,676	192,941
Range Resources Corp.	5,505	184,583
Total Energy		4,322,666
Technology - 10.6%
Microsoft Corp.	1,371	612,768
Leidos Holdings, Inc.	4,014	585,563
Fiserv, Inc.*	2,949	439,519
Fortinet, Inc.*	7,101	427,977
Applied Materials, Inc.	1,742	411,095
Teradyne, Inc.	2,764	409,874
QUALCOMM, Inc.	1,984	395,173
KLA Corp.	456	375,976
NXP Semiconductor N.V.	1,295	348,471
Intel Corp.	2,399	74,297
Total Technology		4,080,713
Consumer, Cyclical - 9.8%
Walmart, Inc.	12,996	879,959
Levi Strauss & Co. — Class A	21,539	415,272
Ferguson plc	1,981	383,621
Las Vegas Sands Corp.	8,325	368,381
Crocs, Inc.*	2,290	334,203
Lear Corp.	2,877	328,582
Delta Air Lines, Inc.	6,868	325,818
Southwest Airlines Co.	9,056	259,092
H&E Equipment Services, Inc.	4,041	178,491
BorgWarner, Inc.	5,190	167,326
Advance Auto Parts, Inc.	2,570	162,758
Total Consumer, Cyclical		3,803,503
Industrial - 7.5%
Curtiss-Wright Corp.	2,347	635,990
L3Harris Technologies, Inc.	2,153	483,521
Knight-Swift Transportation Holdings, Inc.	9,555	476,985
Advanced Energy Industries, Inc.	4,251	462,339
Teledyne Technologies, Inc.*	840	325,903
Eagle Materials, Inc.	1,440	313,142
Johnson Controls International plc	2,984	198,347
Total Industrial		2,896,227
Communications - 6.9%
Verizon Communications, Inc.	24,434	1,007,658
Alphabet, Inc. — Class A	4,480	816,032
AT&T, Inc.	22,158	423,440
T-Mobile US, Inc.	1,466	258,280
Walt Disney Co.	1,666	165,417
Total Communications		2,670,827
Utilities - 6.3%
OGE Energy Corp.	18,873	673,766
Edison International	7,613	546,690
Pinnacle West Capital Corp.	6,179	471,952
Exelon Corp.	11,169	386,559
Duke Energy Corp.	3,475	348,299
Total Utilities		2,427,266
Basic Materials - 5.4%
Freeport-McMoRan, Inc.	9,272	450,619
Westlake Corp.	2,839	411,144
Nucor Corp.	2,541	401,681
DuPont de Nemours, Inc.	4,043	325,421
Reliance, Inc.	1,014	289,599
Huntsman Corp.	8,911	202,903
Total Basic Materials		2,081,367
Total Common Stocks
(Cost $27,727,538)		35,327,212

EXCHANGE-TRADED FUNDS***,† - 3.6%
iShares Russell 1000 Value ETF	7,953	1,387,560
Total Exchange-Traded Funds
(Cost $1,121,233)		1,387,560

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MONEY MARKET FUND***,† - 4.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[1]	1,906,033	$1,906,033
Total Money Market Fund
(Cost $1,906,033)		1,906,033
Total Investments - 99.9%
(Cost $30,754,804)		$38,620,805
Other Assets & Liabilities, net - 0.1%		40,333
Total Net Assets - 100.0%		$38,661,138

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,327,212	$—	$—	$35,327,212
Exchange-Traded Funds	1,387,560	—	—	1,387,560
Money Market Fund	1,906,033	—	—	1,906,033
Total Assets	$38,620,805	$—	$—	$38,620,805

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	4,070	$19,821
Total Common Stocks
(Cost $813,037)		19,821

PREFERRED STOCKS†† - 0.5%
Financial - 0.5%
Wells Fargo & Co.
3.90%	12,100,000	11,578,804
MetLife, Inc.
3.85%*	4,620,000	4,471,516
Markel Group, Inc.
6.00%*	4,085,000	4,056,683
American National Group, Inc.
5.95%[1]	8,000	194,160
Total Financial		20,301,163
Total Preferred Stocks
(Cost $20,988,701)		20,301,163

WARRANT† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	19,663	554
Total Warrant
(Cost $45,531)		554

MUTUAL FUNDS† - 2.3%
Guggenheim Strategy Fund III[2]	1,339,914	33,136,083
Guggenheim Strategy Fund II2	1,339,927	33,029,204
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	3,254,254	32,347,281
Total Mutual Funds
(Cost $97,794,697)		98,512,568

MONEY MARKET FUND***,† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[3]	85,625,774	85,625,774
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.16%[3]	481,312	481,312
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.18%[3]	63,594	63,594
Total Money Market Fund
(Cost $86,170,680)		86,170,680

	Face Amount~
CORPORATE BONDS†† - 35.4%
Financial - 20.4%
Athene Global Funding
6.06% (SOFR Compounded Index + 0.72%) due 01/07/25◊,4	30,000,000	30,034,608
1.99% due 08/19/28[4]	15,850,000	13,796,989
1.73% due 10/02/26[4]	14,700,000	13,505,741
5.68% due 02/23/26[4]	4,750,000	4,760,766
F&G Global Funding
0.90% due 09/20/24[4]	42,100,000	41,620,110
1.75% due 06/30/26[4]	14,250,000	13,103,781
Goldman Sachs Group, Inc.
3.50% due 04/01/25	42,900,000	42,243,910
Bank of America Corp.
3.95% due 04/21/25	36,390,000	35,867,524
Societe Generale S.A.
1.79% due 06/09/27[1,4]	28,000,000	25,827,235
1.49% due 12/14/26[1,4]	10,500,000	9,815,916
Corebridge Financial, Inc.
3.50% due 04/04/25	35,960,000	35,361,495
AEGON Funding Company LLC
5.50% due 04/16/27[4]	35,000,000	34,851,495
Brighthouse Financial Global Funding
5.55% due 04/09/27[4]	34,500,000	34,368,264
Macquarie Group Ltd.
1.63% due 09/23/27[1,4]	16,750,000	15,370,093
1.20% due 10/14/25[1,4]	13,550,000	13,354,611
Equitable Financial Life Global Funding
1.40% due 07/07/25[4]	15,000,000	14,369,529
1.80% due 03/08/28[4]	12,000,000	10,623,798
UBS AG/Stamford CT
2.95% due 04/09/25	24,565,000	24,075,196
Cooperatieve Rabobank UA
1.34% due 06/24/26[1,4]	15,000,000	14,368,042
1.98% due 12/15/27[1,4]	10,000,000	9,171,649
Jackson National Life Global Funding
1.75% due 01/12/25[4]	15,000,000	14,666,345
5.60% due 04/10/26[4]	6,750,000	6,734,543
JPMorgan Chase & Co.
1.47% due 09/22/27[1]	15,000,000	13,777,368
5.04% due 01/23/28[1]	7,600,000	7,558,869
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]	25,600,000	20,843,366
LPL Holdings, Inc.
5.70% due 05/20/27	14,700,000	14,758,120
4.00% due 03/15/29[4]	4,450,000	4,148,138
4.63% due 11/15/27[4]	2,000,000	1,935,252
GA Global Funding Trust
2.25% due 01/06/27[4]	15,000,000	13,868,802
1.63% due 01/15/26[4]	7,300,000	6,864,174
Reliance Standard Life Global Funding II
5.24% due 02/02/26[4]	20,850,000	20,626,751
BNP Paribas S.A.
1.32% due 01/13/27[1,4]	21,350,000	19,929,296
2.22% due 06/09/26[1,4]	400,000	386,670
Credit Agricole S.A.
1.25% due 01/26/27[1,4]	17,950,000	16,737,672
1.91% due 06/16/26[1,4]	400,000	385,055
Ares Finance Company LLC
4.00% due 10/08/24[4]	14,617,000	14,487,184
FS KKR Capital Corp.
4.25% due 02/14/25[4]	7,600,000	7,510,321
2.63% due 01/15/27	7,400,000	6,679,942
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	14,200,000	13,936,758

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 35.4% (continued)
Financial - 20.4% (continued)
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[4]	10,800,000	$10,085,977
3.88% due 03/01/31[4]	4,100,000	3,573,080
CNO Global Funding
5.88% due 06/04/27[4]	13,100,000	13,142,848
CoStar Group, Inc.
2.80% due 07/15/30[4]	15,280,000	12,921,016
ABN AMRO Bank N.V.
1.54% due 06/16/27[1,4]	14,000,000	12,911,669
American National Group, Inc.
5.00% due 06/15/27	13,075,000	12,774,896
Standard Chartered plc
5.69% due 05/14/28[1,4]	10,600,000	10,601,599
Nationwide Building Society
2.97% due 02/16/28[1,4]	11,300,000	10,591,498
Iron Mountain, Inc.
4.88% due 09/15/27[4]	7,360,000	7,136,931
5.00% due 07/15/28[4]	3,085,000	2,955,349
CBS Studio Center
8.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/25◊,†††	10,000,000	10,067,568
ING Groep N.V.
1.73% due 04/01/27[1]	9,800,000	9,165,447
BPCE S.A.
1.65% due 10/06/26[1,4]	9,500,000	8,989,080
SLM Corp.
3.13% due 11/02/26	9,596,000	8,938,392
United Wholesale Mortgage LLC
5.50% due 11/15/25[4]	7,120,000	7,068,487
5.50% due 04/15/29[4]	275,000	261,267
Corebridge Global Funding
5.75% due 07/02/26[4]	7,250,000	7,276,001
Macquarie Bank Ltd.
5.27% due 07/02/27[4]	7,100,000	7,104,656
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,059,084
Apollo Management Holdings, LP
4.40% due 05/27/26[4]	7,115,000	6,977,342
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,605,476
7.13% due 03/15/26	50,000	50,808
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,795,059
Belrose Funding Trust
2.33% due 08/15/30[4]	7,100,000	5,783,489
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	5,662,000	5,572,901
National Bank of Canada
5.60% due 07/02/27[1]	4,650,000	4,648,711
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,327,748
Deloitte LLP
3.46% due 05/07/27†††	4,500,000	4,202,629
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	4,300,000	3,966,620
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	3,613,000	3,591,599
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	3,450,000	3,399,980
Hunt Companies, Inc.
5.25% due 04/15/29[4]	3,250,000	2,953,627
AMC East Communities LLC
5.74% due 01/15/28[4]	1,673,157	1,664,060
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,336,078
CNO Financial Group, Inc.
5.25% due 05/30/25	1,200,000	1,192,361
Trinity Acquisition plc
4.40% due 03/15/26	881,000	864,256
Old Republic International Corp.
3.88% due 08/26/26	700,000	676,815
Equinix, Inc.
1.55% due 03/15/28	700,000	612,136
Belvoir Land LLC
5.03% due 12/15/25[4]	440,360	435,816
Assurant, Inc.
4.90% due 03/27/28	350,000	344,492
Morgan Stanley
3.77% due 01/24/29[1]	361,000	343,639
Total Financial		870,295,865
Consumer, Non-cyclical - 3.1%
Global Payments, Inc.
2.90% due 05/15/30	28,801,000	25,072,889
3.20% due 08/15/29	2,199,000	1,975,604
Humana, Inc.
4.50% due 04/01/25	16,650,000	16,528,675
Element Fleet Management Corp.
5.64% due 03/13/27[4]	9,925,000	9,948,928
6.27% due 06/26/26[4]	4,400,000	4,451,485
GXO Logistics, Inc.
1.65% due 07/15/26	15,000,000	13,825,519
Laboratory Corporation of America Holdings
1.55% due 06/01/26	10,571,000	9,820,746
PRA Health Sciences, Inc.
2.88% due 07/15/26[4]	10,280,000	9,770,266
Block, Inc.
2.75% due 06/01/26	7,600,000	7,178,940
Danone S.A.
2.95% due 11/02/26[4]	6,952,000	6,589,383
Valvoline, Inc.
3.63% due 06/15/31[4]	7,434,000	6,403,811
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,154,212
3.56% due 08/15/27	527,000	500,577

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 35.4% (continued)
Consumer, Non-cyclical - 3.1% (continued)
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	$4,626,469
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28	4,306,000	4,256,449
IQVIA, Inc.
5.00% due 05/15/27[4]	2,300,000	2,244,120
Triton Container International Ltd.
2.05% due 04/15/26[4]	1,800,000	1,677,965
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,115,000	1,049,478
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[4]	1,050,000	1,004,936
Avantor Funding, Inc.
4.63% due 07/15/28[4]	1,050,000	999,179
Smithfield Foods, Inc.
4.25% due 02/01/27[4]	350,000	336,927
Performance Food Group, Inc.
5.50% due 10/15/27[4]	100,000	97,810
Total Consumer, Non-cyclical		132,514,368
Industrial - 3.0%
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	11,039,227
4.88% due 07/15/26[4]	5,165,000	5,071,454
5.80% due 06/15/31[4]	2,500,000	2,496,347
Sealed Air Corp.
1.57% due 10/15/26[4]	16,450,000	14,978,036
TD SYNNEX Corp.
1.25% due 08/09/24	14,400,000	14,323,309
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	13,690,000	13,491,356
Silgan Holdings, Inc.
1.40% due 04/01/26[4]	12,600,000	11,682,920
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,589,587
2.40% due 04/01/28	3,900,000	3,456,960
3M Co.
2.65% due 04/15/25	8,263,000	8,076,164
Graphic Packaging International LLC
1.51% due 04/15/26[4]	6,500,000	6,021,656
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[4]	5,475,000	5,377,921
4.20% due 04/01/27[4]	500,000	485,705
Weir Group plc
2.20% due 05/13/26[4]	5,410,000	5,077,602
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[4]	4,750,000	4,709,917
IP Lending V Ltd.
5.13% due 04/02/26†††,4	3,900,000	3,764,280
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,549,711
GATX Corp.
3.85% due 03/30/27	2,900,000	2,789,737
3.50% due 03/15/28	200,000	187,653
Standard Industries, Inc.
4.75% due 01/15/28[4]	2,671,000	2,541,437
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,038,000	1,020,134
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	800,000	791,078
Amsted Industries, Inc.
4.63% due 05/15/30[4]	350,000	321,127
5.63% due 07/01/27[4]	100,000	98,344
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[4]	275,000	264,886
6.50% due 03/15/27[4]	75,000	75,128
Enviri Corp.
5.75% due 07/31/27[4]	125,000	118,817
Total Industrial		128,400,493
Consumer, Cyclical - 2.9%
VF Corp.
2.40% due 04/23/25	23,000,000	22,359,486
LG Electronics, Inc.
5.63% due 04/24/27[4]	11,000,000	11,055,242
LG Energy Solution Ltd.
5.38% due 07/02/27[4]	9,650,000	9,595,158
Alt-2 Structured Trust
2.95% (0 - –%) due 05/14/31◊,†††	9,127,644	8,154,951
Warnermedia Holdings, Inc.
6.41% due 03/15/26	8,050,000	8,049,974
United Airlines, Inc.
4.38% due 04/15/26[4]	8,125,000	7,848,809
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,484,514
International Game Technology plc
6.50% due 02/15/25[4]	5,000,000	5,002,710
BorgWarner, Inc.
3.38% due 03/15/25	5,036,000	4,951,390
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	5,001,000	4,940,436
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]	4,654,000	4,624,464
Hyatt Hotels Corp.
5.75% due 04/23/30	4,320,000	4,393,312
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	4,300,000	4,332,522
Clarios Global, LP
6.75% due 05/15/25[4]	4,300,000	4,298,694

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 35.4% (continued)
Consumer, Cyclical - 2.9% (continued)
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,363,433	$2,175,871
3.00% due 10/15/28	1,457,053	1,339,897
Newell Brands, Inc.
5.20% due 04/01/26	1,552,000	1,532,916
6.38% due 09/15/27	1,548,000	1,526,554
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[4]	2,404,000	2,336,515
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,276,020
Air Canada
3.88% due 08/15/26[4]	2,350,000	2,235,301
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	2,010,000	2,014,012
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	1,650,000	1,552,457
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[4]	700,000	697,444
Advance Auto Parts, Inc.
5.90% due 03/09/26	514,000	514,059
Tempur Sealy International, Inc.
4.00% due 04/15/29[4]	375,000	338,181
Total Consumer, Cyclical		124,630,889
Technology - 2.1%
Oracle Corp.
2.50% due 04/01/25	22,221,000	21,706,220
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	20,878,277
3.25% due 02/15/29	810,000	731,731
NetApp, Inc.
1.88% due 06/22/25	18,082,000	17,419,976
Infor, Inc.
1.75% due 07/15/25[4]	13,800,000	13,230,932
Qorvo, Inc.
1.75% due 12/15/24	10,600,000	10,375,264
3.38% due 04/01/31[4]	1,200,000	1,028,624
4.38% due 10/15/29	963,000	909,524
NCR Voyix Corp.
5.13% due 04/15/29[4]	2,183,000	2,055,854
Twilio, Inc.
3.63% due 03/15/29	994,000	894,091
MSCI, Inc.
3.88% due 02/15/31[4]	379,000	341,361
Total Technology		89,571,854
Communications - 1.5%
Fox Corp.
3.05% due 04/07/25	45,864,000	44,939,349
NTT Finance Corp.
1.16% due 04/03/26[4]	7,598,000	7,072,888
Level 3 Financing, Inc.
3.88% due 10/15/30[4]	5,070,000	2,656,976
11.00% due 11/15/29[4]	1,570,009	1,606,595
4.50% due 04/01/30[4]	2,277,000	1,237,617
4.00% due 04/15/31[4]	2,150,000	1,123,375
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	2,656,284
Cogent Communications Group, Inc.
3.50% due 05/01/26[4]	2,680,000	2,566,560
TripAdvisor, Inc.
7.00% due 07/15/25[4]	460,000	461,298
CSC Holdings LLC
4.13% due 12/01/30[4]	250,000	161,586
AMC Networks, Inc.
4.25% due 02/15/29	225,000	151,789
Match Group Holdings II LLC
4.63% due 06/01/28[4]	75,000	70,179
Sirius XM Radio, Inc.
3.88% due 09/01/31[4]	75,000	61,225
Total Communications		64,765,721
Utilities - 0.9%
Avangrid, Inc.
3.20% due 04/15/25	19,179,000	18,778,362
Terraform Global Operating, LP
6.13% due 03/01/26[4]	9,020,000	8,906,196
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	8,200,000	8,160,263
AES Corp.
3.30% due 07/15/25[4]	4,250,000	4,143,242
Total Utilities		39,988,063
Basic Materials - 0.7%
Anglo American Capital plc
2.25% due 03/17/28[4]	14,000,000	12,535,727
4.00% due 09/11/27[4]	750,000	718,526
5.38% due 04/01/25[4]	600,000	597,420
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]	9,643,000	9,022,607
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]	4,130,000	3,906,161
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]	3,675,000	3,618,780
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,144,759
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	140,000	132,875
Total Basic Materials		31,676,855
Energy - 0.7%
HF Sinclair Corp.
6.38% due 04/15/27[4]	8,593,000	8,611,179
BP Capital Markets plc
4.88% [1,5]	7,500,000	7,070,710
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	4,600,000	5,037,443

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 35.4% (continued)
Energy - 0.7% (continued)
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	$4,987,300
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	1,250,000	1,281,839
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[4]	400,000	394,344
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	300,000	297,470
Parkland Corp.
5.88% due 07/15/27[4]	80,000	78,951
Total Energy		27,759,236
Financial Institutions - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31	4,800,000	4,767,959
Total Corporate Bonds
(Cost $1,577,291,781)		1,514,371,303

ASSET-BACKED SECURITIES†† - 28.7%
Collateralized Loan Obligations - 17.2%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,4	48,500,000	48,487,957
2021-1A A2R, 7.44% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/15/33◊,4	6,250,000	6,266,509
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.12% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,4	36,500,000	36,605,963
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,4	14,310,000	13,676,094
2020-FL2 A, 6.34% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,4	12,697,529	12,191,508
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,4	4,500,000	4,319,350
2020-FL3 B, 7.59% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,4	2,000,000	1,876,151
2020-FL2 B, 6.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,4	2,000,000	1,800,030
Golub Capital Partners CLO 54M LP
2021-54A A, 7.13% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,4	29,000,000	29,058,000
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,4	24,250,000	24,327,205
2021-4A A2R, 7.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,4	3,650,000	3,625,369
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,4	27,650,000	27,802,125
Parliament CLO II Ltd.
2021-2A B, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 08/20/32◊,4	22,250,000	22,201,671
2021-2A A, 6.94% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,4	3,062,860	3,054,640
2021-2A C, 8.14% (3 Month Term SOFR + 2.81%, Rate Floor: 2.55%) due 08/20/32◊,4	500,000	481,905
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,4	19,879,981	19,668,718
2021-FL2 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,4	6,000,000	5,763,849
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.46% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,4	23,000,000	22,872,426

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.7% (continued)
Collateralized Loan Obligations - 17.2% (continued)
Madison Park Funding XLVIII Ltd.
2021-48A B, 7.04% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,4	22,000,000	$21,978,000
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.45% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,4	20,000,000	20,234,612
Cerberus Loan Funding XL LLC
2023-1A A, 7.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,4	16,500,000	16,656,536
2023-1A B, 8.93% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,4	3,250,000	3,287,811
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,4	16,448,311	16,057,792
2021-FL1 B, 7.05% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,4	3,750,000	3,626,595
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.90% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,4	18,877,285	18,855,841
Palmer Square Loan Funding Ltd.
2021-3A B, 7.34% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,4	5,000,000	5,004,856
2022-1A A2, 6.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	5,000,000	4,994,832
2021-2A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,4	4,000,000	4,002,194
2021-1A A1, 6.49% (3 Month Term SOFR + 1.16%, Rate Floor: 1.16%) due 04/20/29◊,4	2,365,716	2,365,897
2023-2A A2, 7.65% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,4	2,000,000	2,001,559
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.21% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,4	14,250,000	14,268,777
2021-2A B, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,4	4,000,000	3,977,328
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,4	15,250,000	15,249,027
2021-1A BR, 7.74% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 04/20/32◊,4	2,250,000	2,248,247
2021-1A A2R, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/20/32◊,4	300,000	301,885
BRSP Ltd.
2021-FL1 C, 7.60% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,4	10,000,000	9,372,444
2021-FL1 B, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,4	6,400,000	6,157,542
ACRES Commercial Realty Ltd.
2021-FL1 B, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 06/15/36◊,4	11,200,000	10,799,790
2021-FL1 C, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,4	4,800,000	4,598,948
Fortress Credit BSL XV Ltd.
2024-2A AR, 6.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,4	15,000,000	15,000,000
Woodmont Trust
2020-7A A1A, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,4	14,157,986	14,157,986

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.7% (continued)
Collateralized Loan Obligations - 17.2% (continued)
Cerberus Loan Funding XXXI, LP
2021-1A B, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/15/32◊,4	9,600,000	$9,682,768
2021-1A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,4	4,181,160	4,184,966
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.15% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,4	11,500,000	11,521,836
2021-3A B, 7.44% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,4	2,250,000	2,250,005
LCM XXIV Ltd.
2021-24A AR, 6.57% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,4	12,343,903	12,353,789
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,4	12,250,000	12,280,507
BDS Ltd.
2021-FL8 D, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 01/18/36◊,4	7,000,000	6,824,688
2021-FL9 C, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,4	5,000,000	4,824,580
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.39% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	11,500,000	11,519,510
Owl Rock CLO II Ltd.
2021-2A ALR, 7.13% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,4	10,500,000	10,533,931
FS Rialto
2021-FL3 B, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,4	7,500,000	7,408,352
2021-FL2 C, 7.49% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,4	3,250,000	3,103,587
KREF
2021-FL2 B, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/39◊,4	10,700,000	10,231,089
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 7.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,4	8,250,000	8,327,866
Lake Shore MM CLO II Ltd.
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,4	8,053,809	8,088,182
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,4	8,000,000	8,019,207
LoanCore Issuer Ltd.
2021-CRE5 B, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 07/15/36◊,4	7,900,000	7,651,235
BCC Middle Market CLO LLC
2021-1A A1R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	6,750,000	6,750,726
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.89% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,4	6,124,926	6,112,478
Fontainbleau Vegas
10.97% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	6,000,000	6,000,000
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,4	6,000,000	6,000,000
HGI CRE CLO Ltd.
2021-FL2 A, 6.44% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,4	4,047,497	4,015,870

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.7% (continued)
Collateralized Loan Obligations - 17.2% (continued)
2021-FL2 B, 6.94% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,4	2,000,000	$1,931,328
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 7.10% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/16/36◊,4	6,000,000	5,812,856
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.81% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,4	5,750,000	5,787,368
Carlyle Direct Lending CLO 2015-1R LLC
2024-1A A11A, due 07/15/36◊,4	5,150,000	5,150,000
STWD Ltd.
2019-FL1 C, 7.39% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,4	3,200,000	3,078,462
2021-FL2 B, 7.25% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,4	2,187,000	2,032,099
CIFC Funding Ltd.
2021-4A A1B2, 6.84% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/34◊,4	5,000,000	5,009,065
Cerberus Loan Funding XLVII LLC
2024-3A A, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,4	5,000,000	5,000,000
BSPRT Issuer Ltd.
2021-FL6 C, 7.49% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,4	5,000,000	4,692,108
VOYA CLO
2021-2A BR, 7.74% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,4	4,500,000	4,508,755
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.55% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,4	4,500,000	4,480,947
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,4	4,000,000	4,004,065
Magnetite XXIX Ltd.
2021-29A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/34◊,4	4,000,000	4,001,277
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.86% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,4	3,408,205	3,406,920
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 6.59% (3 Month Term SOFR + 1.26%, Rate Floor: 1.00%) due 01/15/31◊,4	2,933,338	2,936,972
Greystone Commercial Real Estate Notes
2021-FL3 B, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,4	2,200,000	2,123,101
KREF Funding V LLC
7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	1,920,143	1,911,495
0.15% due 06/25/26†††,6	27,272,727	2,727
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,4	1,411,491	1,412,536
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,7]	1,500,000	1,040,807
Carlyle GMS Finance MM CLO LLC
2018-1A A12R, 7.37% (3 Month Term SOFR + 2.04%, Rate Floor: 0.00%) due 10/15/31◊,4	210,284	210,413
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	325,901	1,089

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 28.7% (continued)
Collateralized Loan Obligations - 17.2% (continued)
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[7,8]		500,000	$50
Total Collateralized Loan Obligations			735,497,581
Financial - 2.7%
Strategic Partners Fund VIII, LP
7.93% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		22,312,896	22,103,478
Station Place Securitization Trust
due 08/11/25◊		8,775,000	8,775,000
due 07/11/26◊		8,775,000	8,775,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		17,264,878	15,466,272
Madison Avenue Secured Funding Trust
2023-2, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4		15,025,000	15,025,000
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	10,644,548	11,278,815
Project Onyx I
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		8,929,512	8,912,388
Station Place Securitization Trust
2023-SP1, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4		7,525,000	7,525,000
Project Onyx
2.50% (3 Month Term SOFR + 2.75%, Rate Floor: 3.15%) due 01/26/27◊,†††		6,324,885	6,308,960
Lightning A
5.50% due 03/01/37†††		4,160,000	3,817,416
Thunderbird A
5.50% due 03/01/37†††		4,160,000	3,817,416
Ceamer Finance LLC
3.69% due 03/24/31†††		3,288,713	3,090,272
Project Onyx II
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		2,696,852	2,679,123
Total Financial			117,574,140
Transport-Container - 1.8%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[4]		29,311,875	25,772,202
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[4]		8,286,666	7,328,748
2020-1A, 2.73% due 08/21/45[4]		3,681,203	3,447,216
2020-2A, 2.10% due 09/20/45[4]		3,177,848	2,888,199
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[4]		13,324,688	11,573,761
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[4]		11,210,000	10,130,316
2020-1A, 2.08% due 09/18/45[4]		1,236,806	1,113,436
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]		12,193,304	10,834,253
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[4]		2,554,688	2,323,372
Total Transport-Container			75,411,503
Net Lease - 1.8%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[4]		37,645,396	35,341,001
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]		10,209,583	10,030,370
Capital Automotive REIT
2024-2A, 4.90% due 05/15/54[4]		5,481,667	5,337,215
2020-1A, 3.48% due 02/15/50[4]		1,969,583	1,826,645
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[4]		6,845,749	6,015,509
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[4]		5,748,930	5,132,338
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]		3,000,000	2,563,331
2021-1, 2.51% due 07/20/51[4]		2,500,000	2,129,602

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.7% (continued)
Net Lease - 1.8% (continued)
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[4]	3,939,167	$3,848,470
2020-1A, 3.25% due 02/15/50[4]	886,027	774,898
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[4]	2,500,000	2,227,446
Total Net Lease		75,226,825
Whole Business - 1.6%
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[4]	18,421,875	16,748,940
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	11,737,000	10,345,842
2019-1A, 3.88% due 10/25/49[4]	6,350,750	6,030,249
Subway Funding LLC
2024-1A, 6.03% due 07/30/54[4]	8,900,000	8,979,124
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[4]	8,722,379	7,759,957
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	7,742,100	7,046,217
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	6,978,125	6,470,972
DB Master Finance LLC
2019-1A, due 05/20/49[4]	2,857,500	2,765,974
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]	1,692,000	1,618,800
2018-1A, 4.12% due 07/25/48[4]	947,500	924,737
Total Whole Business		68,690,812
Infrastructure - 1.2%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	9,250,000	8,618,199
2024-1A, 5.59% due 05/15/54[4]	4,000,000	3,998,211
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[4]	11,150,000	10,269,245
SBA Tower Trust
1.63% due 11/15/26[4]	5,723,000	5,198,157
2.84% due 01/15/25[4]	3,550,000	3,487,648
1.84% due 04/15/27[4]	1,200,000	1,079,310
Stack Infrastructure Issuer LLC
2020-1A, 1.89% due 08/25/45[4]	5,169,000	4,917,214
2021-1A, 1.88% due 03/26/46[4]	2,750,000	2,559,326
Crown Castle Towers LLC
3.66% due 05/15/25[4]	5,850,000	5,743,517
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]	5,450,000	5,288,615
Total Infrastructure		51,159,442
Transport-Aircraft - 1.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]	11,811,658	10,885,978
2024-1A, 6.26% due 05/16/49[8]	6,700,000	6,705,548
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	5,997,987	5,649,605
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	5,199,693	4,695,531
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	5,059,786	4,643,062
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	3,178,605	3,032,071
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	2,652,424	2,494,969
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	1,487,199	1,368,433
2017-1, 4.58% due 02/15/42[4]	415,312	398,700
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	1,795,393	1,674,280
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	1,601,441	1,521,368
Total Transport-Aircraft		43,069,545
Single Family Residence - 0.6%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]	5,050,000	4,822,209
2020-SFR2, 4.50% due 10/19/37[4]	4,900,000	4,688,726
2020-SFR2, 1.67% due 10/19/37[4]	3,950,000	3,724,814
2021-SFR1, 2.19% due 08/17/38[4]	4,000,000	3,674,978
2020-SFR2, 3.37% due 10/19/37[4]	3,200,000	3,039,828

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 28.7% (continued)
Single Family Residence - 0.6% (continued)
Tricon Residential Trust
2024-SFR2, 4.75% due 06/17/40[4]	5,000,000	$4,879,538
Total Single Family Residence		24,830,093
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	24,650,000	22,311,834
Automotive - 0.2%
Avis Budget Rental Car Funding AESOP LLC
2021-1A, 1.38% due 08/20/27[4]	5,675,000	5,239,417
2020-2A, 2.02% due 02/20/27[4]	4,550,000	4,319,331
Total Automotive		9,558,748
Insurance - 0.1%
Obra Longevity
8.48% due 06/30/39	2,340,000	2,340,000
Total Insurance		2,340,000
Total Asset-Backed Securities
(Cost $1,261,607,320)		1,225,670,523

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5%
Residential Mortgage-Backed Securities - 11.8%
CSMC Trust
2021-RPL1, 4.06% (WAC) due 09/27/60◊,4	24,898,070	24,364,813
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	11,179,361	10,786,586
2021-RPL4, 4.04% (WAC) due 12/27/60◊,4	10,516,918	10,312,110
2020-RPL5, 4.71% (WAC) due 08/25/60◊,4	10,317,094	10,269,682
2021-NQM8, 2.41% (WAC) due 10/25/66◊,4	7,433,561	6,281,121
2018-RPL9, 3.85% (WAC) due 09/25/57◊,4	4,011,708	3,879,921
2020-NQM1, 1.41% due 05/25/65[4,9]	1,726,461	1,579,736
PRPM LLC
2021-5, 4.79% due 06/25/26[4,9]	18,922,062	18,770,863
2022-1, 3.72% due 02/25/27[4,9]	17,353,823	17,051,962
2021-8, 1.74% (WAC) due 09/25/26◊,4	8,220,563	7,979,674
2024-RPL2, 3.50% due 05/25/54[4]	4,551,223	4,300,252
2023-1, 6.88% (WAC) due 02/25/28◊,4	3,738,712	3,752,116
2021-RPL2, 2.49% (WAC) due 10/25/51◊,4	2,500,000	2,079,171
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[4,9]	19,195,985	18,679,628
2021-GS4, 1.65% due 11/25/60[4,9]	16,165,318	15,748,996
2021-GS2, 4.75% due 04/25/61[4,9]	6,943,448	6,815,304
2021-GS5, 2.25% due 07/25/67[4,9]	4,517,064	4,396,343
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[4,9]	31,347,198	30,601,636
2022-SP1, 5.25% due 07/25/62[4,9]	9,008,416	8,824,489
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[4,9]	37,210,774	37,061,369
OBX Trust
2024-NQM5, 5.99% due 12/01/64[4,9]	21,009,182	20,998,203
2024-NQM8, 6.23% due 05/25/64[4,9]	3,421,989	3,437,684
2024-NQM9, 6.28% due 01/25/64[4,9]	2,850,000	2,840,987
2022-NQM9, 6.45% due 09/25/62[4,9]	2,042,807	2,042,378
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,4	5,467,002	4,587,762
2021-4, 1.35% (WAC) due 07/25/66◊,4	5,678,282	4,585,204
2020-5, 1.58% due 05/25/65[4,9]	3,863,377	3,644,936
2024-5, 6.45% due 06/25/69[9]	3,100,000	3,107,040
2021-3, 1.44% (WAC) due 06/25/66◊,4	3,322,592	2,805,378
2021-6, 1.89% (WAC) due 10/25/66◊,4	2,593,249	2,178,026
2019-4, 3.64% due 11/25/59[4]	1,044,138	1,013,669
2020-1, 3.42% due 01/25/60[4]	573,754	550,158
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,9]	17,336,774	16,312,540
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,4	1,545,242	1,538,544
2021-HE2, 6.39% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,4	1,418,955	1,414,343

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Residential Mortgage-Backed Securities - 11.8% (continued)
2021-HE1, 6.29% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,4	1,234,806	$1,230,033
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,4	927,152	923,565
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,4	17,534,410	15,850,549
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[4,9]	10,822,128	10,819,606
2006-WF1, 4.97% due 03/25/36	3,388,800	1,641,854
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,4	10,822,804	9,682,267
2020-NQM1, 1.38% (WAC) due 09/27/60◊,4	1,695,752	1,561,707
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,4	5,359,230	5,166,493
2018-2, 3.25% (WAC) due 03/25/58◊,4	2,676,969	2,597,776
2023-CES1, 6.75% (WAC) due 07/25/63◊,4	1,213,552	1,220,850
2017-5, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,4	1,096,709	1,120,931
2018-1, 3.00% (WAC) due 01/25/58◊,4	312,942	302,226
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	11,238,128	10,299,512
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.79% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	9,166,948	8,709,479
2006-BC4, 5.80% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	414,270	396,521
Home Equity Loan Trust
2007-FRE1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	9,533,122	8,870,644
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[4,9]	5,769,762	5,773,108
2021-6, 1.71% (WAC) due 09/25/66◊,4	2,425,601	1,957,075
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,4	4,745,858	4,392,773
2018-1A, 4.00% (WAC) due 12/25/57◊,4	1,510,603	1,424,429
2019-6A, 3.50% (WAC) due 09/25/59◊,4	1,191,148	1,104,205
2017-5A, 6.96% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,4	432,979	435,642
Soundview Home Loan Trust
2006-OPT5, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	6,702,378	6,365,556
2005-OPT3, 6.17% (1 Month Term SOFR + 0.82%, Rate Floor: 0.71%) due 11/25/35◊	775,579	755,976
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[4,9]	5,859,975	5,896,903
Alternative Loan Trust
2007-OA7, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	4,095,404	3,686,760
2007-OH3, 6.04% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	2,019,933	1,761,105
NovaStar Mortgage Funding Trust Series
2007-2, 5.66% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	5,292,687	5,087,388
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 5.71% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 12/25/36◊	4,383,531	2,157,220
2007-HE3, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	3,140,361	1,545,458

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Residential Mortgage- Backed Securities - 11.8% (continued)
2007-HE5, 5.64% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	1,543,046	645,746
2006-NC1, 6.03% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	161,380	159,522
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,4	4,131,397	4,112,974
American Home Mortgage Investment Trust
2006-3, 5.82% (1 Month Term SOFR + 0.47%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	5,158,468	4,086,160
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,8	3,695,653	3,660,580
2019-RM3, 2.80% (WAC) due 06/25/69◊,8	211,851	209,903
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	3,800,412	3,775,155
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,4	3,560,367	3,589,849
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	3,750,000	3,541,883
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[4,9]	3,391,252	3,394,779
COLT Mortgage Loan Trust
2024-2, 6.13% due 04/25/69[4,9]	2,339,825	2,340,474
2021-2, 2.38% (WAC) due 08/25/66◊,4	1,500,000	1,007,755
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 5.68% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 12/25/36◊	12,830,262	2,819,400
HarborView Mortgage Loan Trust
2006-14, 5.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	1,767,032	1,556,228
2006-12, 5.83% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	1,448,466	1,245,690
Banc of America Funding Trust
2015-R2, 5.72% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,4	2,544,761	2,514,557
IXIS Real Estate Capital Trust
2006-HE1, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	4,560,949	2,345,798
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	2,395,573	2,341,192
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,4	1,918,382	1,557,755
2020-2, 1.64% (WAC) due 10/25/65◊,4	821,891	735,886
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 4.23% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	2,307,743	2,215,327
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,8	1,907,446	1,831,161
First NLC Trust
2005-4, 6.24% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	1,801,894	1,742,682
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.20% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	1,697,005	1,655,344
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,4	1,734,246	1,549,366

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Residential Mortgage-Backed Securities - 11.8% (continued)
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	3,728,637	$1,197,279
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.61% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	1,141,678	1,068,220
GSAA Home Equity Trust
2006-3, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	2,189,576	1,049,762
Structured Asset Investment Loan Trust
2006-3, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	1,080,081	1,006,034
Lehman XS Trust Series
2006-16N, 5.84% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,173,617	991,717
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 6.48% (1 Month Term SOFR + 1.13%, Rate Floor: 1.02%) due 04/25/35◊	701,156	672,923
Long Beach Mortgage Loan Trust
2006-8, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	2,277,320	607,910
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 6.04% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	597,165	568,941
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,4	571,203	532,585
Morgan Stanley Home Equity Loan Trust
2006-2, 6.02% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	521,921	515,466
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,4	519,874	501,078
Nationstar Home Equity Loan Trust
2007-B, 5.68% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	335,045	333,246
Nomura Resecuritization Trust
2015-4R, 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	271,608	256,847
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,4	270,728	250,313
First Franklin Mortgage Loan Trust
2004-FF10, 6.74% (1 Month Term SOFR + 1.39%, Rate Floor: 1.28%) due 07/25/34◊	219,030	214,250
Morgan Stanley Re-REMIC Trust
2010-R5, 5.75% due 06/26/36	37,970	33,485
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	19,797	19,702
Total Residential Mortgage-Backed Securities		501,785,159
Government Agency - 5.6%
Uniform MBS 15 Year
due 08/01/24	97,085,252	96,239,445
due 09/01/24	16,464,748	16,315,545
Freddie Mac
5.50% due 02/01/53	37,072,065	36,770,057
5.00% due 06/01/53	19,471,455	18,916,662
5.00% due 02/01/53	17,190,746	16,704,953
5.00% due 09/01/52	7,412,922	7,182,573
Fannie Mae
6.50% due 04/25/49	8,522,417	8,514,800
5.00% due 08/01/53	7,650,596	7,403,541
5.00% due 09/01/52	2,786,719	2,698,839
5.00% due 06/01/53	2,590,471	2,505,588
Ginnie Mae
6.00% due 09/20/45	18,382,428	18,407,088
6.00% due 06/20/47	2,715,790	2,708,372
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,070,502	2,430,684
2.00% due 11/25/59	1,749,226	1,382,040

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Government Agency - 5.6% (continued)
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,6	5,998,391	$562,362
Total Government Agency		238,742,549
Commercial Mortgage-Backed Securities - 2.1%
BX Commercial Mortgage Trust
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,4	25,000,000	24,618,525
2022-LP2, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,4	12,888,901	12,711,746
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.23% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,4	10,200,000	9,435,600
2016-JP2, 1.94% (WAC) due 08/15/49◊,6	28,811,367	721,788
BX Trust
2024-VLT4, 7.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,4	7,800,000	7,766,571
BXHPP Trust
2021-FILM, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,4	8,250,000	7,765,714
MHP
2022-MHIL, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,4	7,292,911	7,174,453
Life Mortgage Trust
2021-BMR, 6.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,4	6,880,791	6,683,196
Extended Stay America Trust
2021-ESH, 7.14% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,4	3,631,178	3,622,132
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.07% (WAC) due 07/15/50◊,6	21,566,859	453,072
2016-C37, 0.93% (WAC) due 12/15/49◊,6	23,643,730	344,685
2017-C42, 1.00% (WAC) due 12/15/50◊,6	14,151,960	342,482
2017-RB1, 1.35% (WAC) due 03/15/50◊,6	7,866,514	195,993
2015-LC22, 0.88% (WAC) due 09/15/58◊,6	17,781,756	115,670
2016-NXS5, 1.56% (WAC) due 01/15/59◊,6	4,456,774	74,734
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.76% (WAC) due 06/15/51◊,6	29,966,173	535,172
2016-C4, 0.83% (WAC) due 12/15/49◊,6	32,730,935	427,525
2016-C2, 1.63% (WAC) due 06/15/49◊,6	6,142,858	118,188
2017-C5, 1.02% (WAC) due 03/15/50◊,6	2,980,524	48,568
BENCHMARK Mortgage Trust
2018-B2, 0.59% (WAC) due 02/15/51◊,6	91,438,044	1,052,717
DBJPM Mortgage Trust
2017-C6, 1.05% (WAC) due 06/10/50◊,6	49,047,198	954,861
UBS Commercial Mortgage Trust
2017-C2, 1.21% (WAC) due 08/15/50◊,6	21,549,543	552,310
2017-C5, 1.21% (WAC) due 11/15/50◊,6	10,637,214	247,205
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,6	28,734,210	585,431
2016-UB10, 1.89% (WAC) due 07/15/49◊,6	9,893,985	205,543
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,6	17,586,675	636,365
2016-C6, 2.02% (WAC) due 01/15/49◊,6	5,905,383	133,770
BBCMS Mortgage Trust
2018-C2, 0.91% (WAC) due 12/15/51◊,6	28,947,484	753,862
COMM Mortgage Trust
2018-COR3, 0.58% (WAC) due 05/10/51◊,6	35,000,899	508,787
2015-CR24, 0.83% (WAC) due 08/10/48◊,6	49,850,339	236,465
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.91% (WAC) due 11/15/52◊,6	22,625,639	421,233
2015-C27, 1.00% (WAC) due 12/15/47◊,6	27,521,662	168,389
CGMS Commercial Mortgage Trust
2017-B1, 0.86% (WAC) due 08/15/50◊,6	19,526,328	361,055

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Commercial Mortgage-Backed Securities - 2.1% (continued)
CD Commercial Mortgage Trust
2017-CD4, 1.38% (WAC) due 05/10/50◊,6		13,253,175	$358,061
CD Mortgage Trust
2017-CD6, 1.01% (WAC) due 11/13/50◊,6		12,481,691	244,780
2016-CD1, 1.48% (WAC) due 08/10/49◊,6		5,507,916	99,350
GS Mortgage Securities Trust
2017-GS6, 1.15% (WAC) due 05/10/50◊,6		10,958,425	249,879
BANK
2017-BNK6, 0.90% (WAC) due 07/15/60◊,6		13,160,211	229,642
Citigroup Commercial Mortgage Trust
2016-C2, 1.80% (WAC) due 08/10/49◊,6		5,879,266	142,802
2016-GC37, 1.81% (WAC) due 04/10/49◊,6		2,761,080	53,898
Total Commercial Mortgage-Backed Securities			91,352,219
Mortgage Securities - 0.0%
GreenPoint Mortgage Funding Trust
2007-AR1, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 02/25/47◊		2	2
Total Collateralized Mortgage Obligations
(Cost $864,084,365)			831,879,929

U.S. GOVERNMENT SECURITIES†† - 15.8%
U.S. Treasury Notes
4.75% due 07/31/25		200,000,000	199,289,062
4.25% due 01/31/26		151,500,000	150,044,179
4.63% due 02/28/26[10]		140,520,000	140,015,006
4.63% due 06/30/25		100,000,000	99,515,625
U.S. Treasury Inflation Indexed Bonds
0.13% due 10/15/25		42,470,339	41,067,309
0.13% due 04/15/25		41,206,134	40,083,159
1.38% due 07/15/33		5,336,836	5,039,156
Total U.S. Government Securities
(Cost $677,171,769)			675,053,496

SENIOR FLOATING RATE INTERESTS††,◊ - 2.0%
Industrial - 0.4%
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27		5,673,300	5,783,532
Harsco Corporation
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28		4,005,000	3,994,147
United Rentals, Inc.
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31		3,341,625	3,367,723
Ravago Holdings America, Inc.
10.00% (Commercial Prime Lending Rate + 1.50%, Rate Floor: 2.50%) due 03/06/28		2,134,485	2,130,920
CPM Holdings, Inc.
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/22/28		1,483,397	1,470,729
Total Industrial			16,747,051
Communications - 0.3%
Playtika Holding Corp.
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28		10,282,000	10,275,625
Zayo Group Holdings, Inc.
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,500,000	1,301,880
SBA Senior Finance II LLC
7.35% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/27/31		748,125	748,596
Virgin Media Bristol LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28		600,000	572,862
Total Communications			12,898,963
Energy - 0.3%
ITT Holdings LLC
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30		10,272,754	10,275,938
Venture Global Calcasieu Pass LLC
8.07% (1 Month Term SOFR + 2.63%, Rate Floor: 3.63%) due 08/19/26		400,784	400,784
Total Energy			10,676,722
Technology - 0.2%
Dun & Bradstreet
8.10% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/18/29		8,449,500	8,449,500
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/30/31†††	GBP	968,800	1,200,772
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††		275,000	269,627

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.0% (continued)
Technology - 0.2% (continued)
Upland Software, Inc.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 08/06/26	496,034	$470,994
Total Technology		10,390,893
Consumer, Non-cyclical - 0.2%
Women's Care Holdings, Inc.
9.93% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/17/28	4,513,662	4,177,394
Bombardier Recreational Products, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	4,062,429	4,059,260
Froneri US, Inc.
7.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	432,000	431,547
DaVita, Inc.
7.21% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/12/31	401,467	401,117
Eyecare Partners LLC
10.04% (3 Month Term SOFR + 4.61%, Rate Floor: 4.61%) due 11/30/28	418,444	254,728
11.08% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	100,810	100,987
Total Consumer, Non-cyclical		9,425,033
Financial - 0.2%
Jane Street Group LLC
7.96% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	5,122,542	5,115,524
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	4,239,587	4,250,186
Total Financial		9,365,710
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/10/30	2,604,647	2,609,544
Rent-A-Center, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	2,092,944	2,096,439
Pacific Bells LLC
10.10% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	1,552,910	1,550,969
Entain Holdings (Gibraltar) Ltd.
7.86% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 10/31/29	1,455,000	1,455,786
Packers Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	1,677,169	906,510
Cushman & Wakefield US Borrower LLC
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 08/21/25	36,000	35,989
Total Consumer, Cyclical		8,655,237
Basic Materials - 0.2%
Trinseo Materials Operating S.C.A.
8.11% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	10,767,000	8,539,631
Total Senior Floating Rate Interests
(Cost $89,851,161)		86,699,240

MUNICIPAL BONDS†† - 0.2%
Colorado - 0.2%
Fort Carson Family Housing LLC Revenue Bonds
7.86% due 11/15/29	7,255,000	7,651,196
California - 0.0%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000	2,898,829
Total Municipal Bonds
(Cost $10,860,142)		10,550,025
Total Investments - 106.4%
(Cost $4,685,411,369)		$4,549,229,302
Other Assets & Liabilities, net - (6.4)%		(273,994,990)
Total Net Assets - 100.0%		$4,275,234,312

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	451	Mar 2026	$108,268,188	$72,557
3-Month SOFR Futures Contracts	451	Dec 2025	108,104,700	27,457
3-Month SOFR Futures Contracts	451	Sep 2025	107,890,475	(17,637)
			$324,263,363	$82,377

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR	5,190,000	$(98,913)	$(119,305)	$20,392

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	5.06%	Annually	10/05/25	$325,000,000	$532,194	$701	$531,493
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	530,000,000	344,749	1,045	343,704
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.68%	Annually	06/29/25	197,000,000	(702,333)	393	(702,726)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	28,000,000	(761,266)	215	(761,481)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.36%	Annually	10/16/30	168,000,000	(3,402,044)	1,174	(3,403,218)
								$(3,988,700)	$3,528	$(3,992,228)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	10,078,000	10,842,419 USD	07/16/24	$36,774
Goldman Sachs International	GBP	Sell	966,000	1,230,522 USD	07/16/24	9,253
						$46,027

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2024.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,466,721,282 (cost $2,559,709,424), or 57.7% of total net assets.
[5]	Perpetual maturity.
[6]	Security is an interest-only strip.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $12,407,242 (cost $12,386,743), or 0.3% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.
[10]	All or a portion of this security is pledged as reverse repurchase agreement collateral at June 30, 2024.

BofA — Bank of America

CME — Chicago Mercantile Exchange

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.41.V1 — iTraxx Europe Series 41 Index Version 1

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,821	$—	$—	$19,821
Preferred Stocks	—	20,301,163	—	20,301,163
Warrant	554	—	—	554
Mutual Funds	98,512,568	—	—	98,512,568
Money Market Fund	86,170,680	—	—	86,170,680
Corporate Bonds	—	1,488,181,875	26,189,428	1,514,371,303
Asset-Backed Securities	—	1,117,732,161	107,938,362	1,225,670,523
Collateralized Mortgage Obligations	—	831,879,929	—	831,879,929
U.S. Government Securities	—	675,053,496	—	675,053,496
Senior Floating Rate Interests	—	85,228,841	1,470,399	86,699,240
Municipal Bonds	—	10,550,025	—	10,550,025
Interest Rate Futures Contracts**	100,014	—	—	100,014
Credit Default Swap Agreements**	—	20,392	—	20,392
Interest Rate Swap Agreements**	—	875,197	—	875,197
Forward Foreign Currency Exchange Contracts**	—	46,027	—	46,027
Total Assets	$184,803,637	$4,229,869,106	$135,598,189	$4,550,270,932

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$17,637	$—	$—	$17,637
Interest Rate Swap Agreements**	—	4,867,425	—	4,867,425
Total Liabilities	$17,637	$4,867,425	$—	$4,885,062

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category		Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$56,284,531	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	29,101,104	Yield Analysis	Yield	6.2%-7.4%	6.8%
Asset-Backed Securities	22,552,727	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	18,222,519	Yield Analysis	Yield	6.6%-6.7%	6.5%
Corporate Bonds	4,202,629	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	3,764,280	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	1,470,399	Yield Analysis	Yield	11.0%	—
Total Assets	$135,598,189

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund did not have any securities transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $21,115,460 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$143,391,739	$23,897,802	$33,706,418	$13,540,818	$214,536,777	$-
Purchases/(Receipts)	32,919,450	-	-	1,470,557	34,390,007	(32,116)
(Sales, maturities and paydowns)/Fundings	(68,934,123)	(2,901,781)	(8,171,168)	(13,798,857)	(93,805,929)	-
Amortization of premiums/discounts	66,749	15,180	(16,333)	89,279	154,875	(1,901)
Total realized gains (losses) included in earnings	69,591	-	-	-	69,591	-
Total change in unrealized appreciation (depreciation) included in earnings	424,956	104,259	670,511	168,602	1,368,328	34,017
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	(21,115,460)	-	-	(21,115,460)	-
Ending Balance	$107,938,362	$-	$26,189,428	$1,470,399	$135,598,189	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$424,135	$-	$621,178	$(470)	$1,044,843	$34,017

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 12/01/64	6.99%	03/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:
Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$31,186,426	$1,346,663	$–	$–	$496,115	$33,029,204	1,339,927	$1,352,180
Guggenheim Strategy Fund III	31,270,271	1,291,033	–	–	574,779	33,136,083	1,339,914	1,295,599
Guggenheim Ultra Short Duration Fund — Institutional Class	30,463,724	1,280,129	–	–	603,428	32,347,281	3,254,254	1,285,135
	$92,920,421	$3,917,825	$–	$–	$1,674,322	$98,512,568		$3,932,914

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 0.1%
Consumer, Non-cyclical - 0.1%
Endo, Inc.*	143,573	$4,055,937
Cengage Learning Holdings II, Inc.*,††	21,660	365,512
Endo, Inc.*,††,1	2,710	74,864
Save-A-Lot*,†††	1,053,728	7,745
Total Consumer, Non-cyclical		4,504,058
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	743	1,112,577
Schur Flexibles GesmbH*,††	1,661	261,024
YAK BLOCKER 2 LLC*,†††	74,424	144,404
YAK BLOCKER 2 LLC*,†††	68,788	133,468
BP Holdco LLC*,†††,2	37,539	45,503
Vector Phoenix Holdings, LP*,†††	37,539	794
Targus, Inc.*,†††	12,773	540
Targus, Inc.*,†††	12,773	452
Targus, Inc.*,†††	12,773	145
Targus, Inc.*,†††	12,773	1
Total Industrial		1,698,908
Financial - 0.0%
Checkers Holdings, Inc.*,†††	158,620	631,308
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,1	4,400,000	33,748
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,1	1,825,000	13,998
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,3	6,864,930	686
Total Financial		679,740
Consumer, Cyclical - 0.0%
ATD New Holdings, Inc.*,††	42,478	662,657
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	289,164
Qlik Technologies, Inc. - Class B*,†††	43,738	4
Total Technology		289,168
Utilities - 0.0%
Mountain Creek Power LLC*,††	180,169	180,169
Communications - 0.0%
Vacasa, Inc. — Class A*	25,191	122,680
Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	26,899
Total Common Stocks
(Cost $13,370,328)		8,164,279

PREFERRED STOCKS†† - 4.3%
Financial - 3.5%
Citigroup, Inc.
3.88%*	30,600,000	28,960,063
4.00%	13,100,000	12,545,570
7.38%*	1,400,000	1,436,758
Goldman Sachs Group, Inc.
4.13%*	20,500,000	19,172,635
7.50%*	10,750,000	11,054,806
Markel Group, Inc.
6.00%*	29,050,000	28,848,625
Wells Fargo & Co.
3.90%	25,750,000	24,640,842
Equitable Holdings, Inc.
4.95%*	24,550,000	24,167,744
Bank of New York Mellon Corp.
3.75%*	20,550,000	18,963,285
Kuvare US Holdings, Inc.
7.00% due 02/17/51[4]	16,130,000	16,049,350
Charles Schwab Corp.
4.00%	18,700,000	15,970,062
Bank of America Corp.
4.38%*	13,850,000	13,098,404
MetLife, Inc.
3.85%*	12,200,000	11,807,901
Jackson Financial, Inc.
8.00%	284,000	7,313,000
CNO Financial Group, Inc.
5.13% due 11/25/60	324,000	6,285,600
Selective Insurance Group, Inc.
4.60%	246,000	4,464,900
Assurant, Inc.
5.25% due 01/15/61	6,575	137,549
Reinsurance Group of America, Inc.
7.13% due 10/15/52	2,950	77,054
First Republic Bank
4.25%*	803,675	16,074
4.50%*	238,300	4,766
Total Financial		245,014,988
Communications - 0.4%
AT&T Mobility II LLC
6.80%*,†††	27,000	26,948,430
Government - 0.4%
CoBank ACB
4.25%*	20,000,000	17,394,488
Farmer Mac
5.75%	355,210	8,364,911
Total Government		25,759,399
Total Preferred Stocks
(Cost $340,460,276)		297,722,817

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	128,004	3,610
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,††,3	2,097,618	210
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,3	762,770	76
Total Warrants
(Cost $296,403)		3,896

EXCHANGE-TRADED FUND***,† - 1.0%
SPDR S&P 500 ETF Trust	125,000	68,027,500
Total Exchange-Traded Fund
(Cost $65,397,500)		68,027,500

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Shares	Value
MUTUAL FUNDS† - 4.4%
Guggenheim Limited Duration Fund — Class R6[2]		5,397,144	$130,287,063
Guggenheim Ultra Short Duration Fund — Institutional Class[2]		5,218,295	51,869,851
Guggenheim Strategy Fund III[2]		1,428,231	35,320,144
Guggenheim Risk Managed Real Estate Fund — Institutional Class[2]		1,086,999	33,870,876
Guggenheim Alpha Opportunity Fund — Institutional Class[2]		1,022,808	31,840,002
Guggenheim Strategy Fund II2		825,261	20,342,674
Total Mutual Funds
(Cost $301,877,614)			303,530,610

MONEY MARKET FUNDS***,† - 2.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.18%[5]		145,491,905	145,491,905
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.17%[5]		4,153,654	4,153,654
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 5.18%[5]		2,449,100	2,449,100
Total Money Market Funds
(Cost $152,094,659)			152,094,659

		Face Amount~
CORPORATE BONDS†† - 30.8%
Financial - 8.9%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]		31,500,000	25,647,111
3.25% due 11/15/30		12,620,000	10,642,193
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]		23,725,000	24,329,376
4.50% due 11/15/29[4]		9,650,000	9,052,402
Wilton RE Ltd.
6.00%†††,4,6,7		31,350,000	28,526,641
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]		21,650,000	18,867,605
2.88% due 10/15/26[4]		9,250,000	8,638,453
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31		22,640,000	20,297,776
5.30% due 01/15/29		6,950,000	6,847,656
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]		36,940,000	22,997,001
CBS Studio Center
8.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/25◊,†††		22,000,000	22,148,649
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]		23,000,000	21,216,803
Host Hotels & Resorts, LP
3.50% due 09/15/30		24,000,000	21,208,091
Iron Mountain, Inc.
5.63% due 07/15/32[4]		20,000,000	18,991,284
4.50% due 02/15/31[4]		925,000	834,976
FS KKR Capital Corp.
3.25% due 07/15/27		21,000,000	19,019,679
LPL Holdings, Inc.
4.00% due 03/15/29[4]		14,788,000	13,784,867
4.38% due 05/15/31[4]		5,500,000	5,044,313
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[7]		18,050,000	18,155,879
OneMain Finance Corp.
9.00% due 01/15/29		7,150,000	7,543,407
4.00% due 09/15/30		7,250,000	6,222,253
7.88% due 03/15/30		2,225,000	2,294,100
7.13% due 03/15/26		2,000,000	2,032,306
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]		19,000,000	17,988,662
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]		7,150,000	6,792,932
5.50% due 11/15/25[4]		6,300,000	6,254,420
5.75% due 06/15/27[4]		4,550,000	4,441,914
Encore Capital Group, Inc.
8.50% due 05/15/30[4]		12,100,000	12,309,632
9.25% due 04/01/29[4]		4,450,000	4,637,216
Corebridge Financial, Inc.
6.88% due 12/15/52[7]		15,710,000	15,852,187
Global Atlantic Finance Co.
4.70% due 10/15/51[4,7]		11,350,000	10,540,612
7.95% due 06/15/33[4]		2,289,000	2,512,551
6.75% due 03/15/54[4]		2,091,000	2,067,418
PennyMac Financial Services, Inc.
7.13% due 11/15/30[4]		9,275,000	9,246,424
7.88% due 12/15/29[4]		3,675,000	3,789,597
5.38% due 10/15/25[4]		1,019,000	1,009,948
Hampton Roads PPV LLC
6.62% due 06/15/53†††,4		16,560,000	13,454,205
Sherwood Financing plc
4.50% due 11/15/26[4]	EUR	13,600,000	12,677,596
Hunt Companies, Inc.
5.25% due 04/15/29[4]		13,700,000	12,450,672
Lloyds Banking Group plc
5.87% due 03/06/29[7]		12,100,000	12,267,412
Kennedy-Wilson, Inc.
5.00% due 03/01/31		14,669,000	11,996,084
4.75% due 02/01/30		250,000	207,531
4.75% due 03/01/29		25,000	21,389

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 30.8% (continued)
Financial - 8.9% (continued)
First American Financial Corp.
4.00% due 05/15/30	11,760,000	$10,561,683
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]	9,810,000	9,601,666
SLM Corp.
3.13% due 11/02/26	8,914,000	8,303,129
4.20% due 10/29/25	1,000,000	972,706
MidCap Funding XLVI Trust
8.82% (1 Month Term SOFR + 3.50%, Rate Floor: 0.00%) due 04/15/27◊,†††	8,580,000	8,580,000
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	11,550,000	7,781,282
QBE Insurance Group Ltd.
5.88%[4,6,7]	7,550,000	7,472,492
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]	7,150,000	7,184,320
Toronto-Dominion Bank
8.13% due 10/31/82[7]	6,300,000	6,529,081
Stewart Information Services Corp.
3.60% due 11/15/31	7,788,000	6,438,515
PartnerRe Finance B LLC
4.50% due 10/01/50[7]	6,460,000	5,864,598
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	5,303,000	5,263,903
CNO Financial Group, Inc.
6.45% due 06/15/34	5,200,000	5,195,022
Blue Owl Capital GP LLC
7.11% due 08/22/43†††	5,000,000	5,098,814
Bank of Nova Scotia
8.63% due 10/27/82[7]	4,650,000	4,871,512
American National Group, Inc.
5.00% due 06/15/27	4,813,000	4,702,530
Horace Mann Educators Corp.
7.25% due 09/15/28	3,364,000	3,567,535
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.00% due 01/15/31[4]	3,475,000	3,510,529
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	3,000,000	2,941,634
SBA Communications Corp.
3.13% due 02/01/29	3,100,000	2,763,797
Prudential Financial, Inc.
5.13% due 03/01/52[7]	2,750,000	2,556,437
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]	1,700,000	1,825,548
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,726,000	1,576,599
Atlas Mara Ltd.
due 12/31/21†††,8	1,183,303	1
Total Financial		618,024,556
Communications - 3.8%
British Telecommunications plc
4.88% due 11/23/81[4,7]	28,200,000	25,291,099
4.25% due 11/23/81[4,7]	5,250,000	4,954,179
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]	22,634,000	22,009,582
5.75% due 08/01/28[4]	4,600,000	4,435,763
Level 3 Financing, Inc.
4.50% due 04/01/30[4]	19,794,000	10,758,627
11.00% due 11/15/29[4]	5,431,914	5,558,494
4.00% due 04/15/31[4]	7,600,000	3,971,000
10.75% due 12/15/30[4]	2,600,000	2,593,500
Sunrise FinCo I BV
4.88% due 07/15/31[4]	20,200,000	18,341,903
Altice France S.A.
5.13% due 07/15/29[4]	13,250,000	8,713,213
5.50% due 10/15/29[4]	11,760,000	7,750,868
CSC Holdings LLC
4.13% due 12/01/30[4]	20,672,000	13,361,240
4.63% due 12/01/30[4]	2,715,000	988,809
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[4]	16,250,000	13,486,053
Vodafone Group plc
5.13% due 06/04/81[7]	16,875,000	12,410,997
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[4]	14,265,000	11,228,321
Virgin Media Finance plc
5.00% due 07/15/30[4]	11,400,000	9,399,822
Cable One, Inc.
4.00% due 11/15/30[4]	12,575,000	9,385,345
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	8,900,000	7,601,635
3.13% due 09/01/26[4]	1,550,000	1,458,298
AMC Networks, Inc.
4.25% due 02/15/29	10,200,000	6,881,111
10.25% due 01/15/29[4]	2,125,000	2,093,550
Cogent Communications Group Incorporated / Cogent Communications Finance Inc
7.00% due 06/15/27[4]	8,550,000	8,460,643
Paramount Global
4.85% due 07/01/42	3,667,000	2,626,412
5.90% due 10/15/40	2,765,000	2,217,447
4.90% due 08/15/44	1,797,000	1,249,790
5.25% due 04/01/44	1,488,000	1,083,696
4.60% due 01/15/45	624,000	416,643
Match Group Holdings II LLC
4.63% due 06/01/28[4]	7,700,000	7,205,056

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 30.8% (continued)
Communications - 3.8% (continued)
Cogent Communications Group, Inc.
7.00% due 06/15/27[4]	7,250,000	$7,181,640
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	7,000,000	6,630,202
VZ Secured Financing BV
5.00% due 01/15/32[4]	6,830,000	5,823,742
TripAdvisor, Inc.
7.00% due 07/15/25[4]	4,300,000	4,312,135
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	4,745,000	4,023,457
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	3,650,000	3,247,790
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,500,000	2,194,803
Ziggo BV
4.88% due 01/15/30[4]	1,685,000	1,497,979
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]	700,000	559,836
Total Communications		261,404,680
Energy - 3.8%
BP Capital Markets plc
4.88%[6,7]	39,360,000	37,107,085
NuStar Logistics, LP
6.38% due 10/01/30	14,506,000	14,750,600
5.75% due 10/01/25	5,095,000	5,063,093
5.63% due 04/28/27	450,000	446,210
Parkland Corp.
4.63% due 05/01/30[4]	20,000,000	18,240,880
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	18,763,000	18,212,830
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	12,632,000	12,953,750
4.88% due 02/01/31	5,000,000	4,771,267
ITT Holdings LLC
6.50% due 08/01/29[4]	19,477,000	17,646,275
Occidental Petroleum Corp.
7.95% due 06/15/39	12,735,000	14,695,859
4.50% due 07/15/44	2,850,000	2,187,885
Cheniere Energy Partners, LP
5.75% due 08/15/34[4]	16,340,000	16,405,099
CVR Energy, Inc.
8.50% due 01/15/29[4]	15,975,000	16,040,785
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	8,700,000	9,527,339
9.88% due 02/01/32[4]	3,000,000	3,265,275
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	7,750,000	7,678,222
8.25% due 01/15/32[4]	2,200,000	2,261,230
7.00% due 08/01/27	2,200,000	2,208,857
Buckeye Partners, LP
6.88% due 07/01/29[4]	7,970,000	7,999,768
4.13% due 03/01/25[4]	3,888,000	3,835,408
Hess Midstream Operations, LP
5.63% due 02/15/26[4]	10,456,000	10,377,188
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	6,550,000	6,794,302
Viper Energy, Inc.
7.38% due 11/01/31[4]	6,100,000	6,317,697
Kinetik Holdings, LP
5.88% due 06/15/30[4]	6,100,000	6,011,005
DT Midstream, Inc.
4.13% due 06/15/29[4]	5,250,000	4,850,192
TransCanada PipeLines Ltd.
6.20% due 03/09/26	3,300,000	3,301,603
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[4]	2,198,000	1,872,930
4.13% due 08/15/31[4]	760,000	681,998
3.88% due 08/15/29[4]	510,000	464,477
HF Sinclair Corp.
6.38% due 04/15/27[4]	2,689,000	2,694,689
Sunoco, LP
7.25% due 05/01/32[4]	1,500,000	1,551,538
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	950,000	919,871
Basic Energy Services, Inc.
due 10/15/23[8]	1,438,000	7,190
Total Energy		261,142,397
Industrial - 3.7%
AP Grange Holdings
6.50% due 03/20/45	43,700,000	43,700,000
5.00% due 03/20/45	4,900,000	4,900,000
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	17,160,000	15,312,089
XPO, Inc.
6.25% due 06/01/28[4]	14,085,000	14,127,259
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	9,081,000	8,573,572
9.75% due 07/15/28[4]	5,350,000	5,439,099
TransDigm, Inc.
6.75% due 08/15/28[4]	7,000,000	7,085,568
6.88% due 12/15/30[4]	4,050,000	4,134,442
Standard Industries, Inc.
4.38% due 07/15/30[4]	6,200,000	5,601,805
3.38% due 01/15/31[4]	6,552,000	5,520,258

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
CORPORATE BONDS†† - 30.8% (continued)
Industrial - 3.7% (continued)
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[4]		11,105,000	$11,078,220
IP Lending X Ltd.
7.75% due 07/02/29†††,4		10,457,121	10,613,978
Sealed Air Corp.
5.50% due 09/15/25[4]		5,400,000	5,385,239
6.50% due 07/15/32[4]		5,000,000	4,971,943
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	9,247,248
Boxer Parent Co, Inc.
6.50% due 10/02/25	EUR	8,550,000	9,161,042
Flowserve Corp.
3.50% due 10/01/30		10,270,000	9,139,261
Arcosa, Inc.
4.38% due 04/15/29[4]		9,400,000	8,729,069
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[4]		7,943,000	7,439,643
Deuce FinCo plc
5.50% due 06/15/27[4]	GBP	5,350,000	6,463,724
GrafTech Finance, Inc.
4.63% due 12/15/28[4]		10,000,000	6,338,896
Atkore, Inc.
4.25% due 06/01/31[4]		6,875,000	6,051,456
TopBuild Corp.
3.63% due 03/15/29[4]		5,550,000	4,981,206
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]		6,520,000	4,805,665
Artera Services LLC
8.50% due 02/15/31[4]		4,525,000	4,658,479
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR	3,500,000	4,052,582
Enviri Corp.
5.75% due 07/31/27[4]		4,125,000	3,920,952
Ball Corp.
6.88% due 03/15/28		3,270,000	3,356,233
Wrangler Holdco Corp.
6.63% due 04/01/32[4]		3,350,000	3,335,204
Boeing Co.
6.53% due 05/01/34[4]		3,250,000	3,327,674
Summit Materials LLC / Summit Materials Finance Corp.
7.25% due 01/15/31[4]		3,150,000	3,262,310
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]		3,125,000	3,147,225
TK Elevator US Newco, Inc.
5.25% due 07/15/27[4]		3,000,000	2,907,948
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]		2,450,000	2,580,053
Enpro, Inc.
5.75% due 10/15/26		2,510,000	2,474,317
Builders FirstSource, Inc.
6.38% due 06/15/32[4]		800,000	801,153
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]		525,000	519,145
Total Industrial			257,143,957
Consumer, Cyclical - 3.5%
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[4]		15,900,000	14,232,187
3.63% due 02/15/32[4]		4,150,000	3,591,335
5.75% due 05/01/28[4]		525,000	522,390
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]		16,778,000	16,413,681
International Game Technology plc
6.50% due 02/15/25[4]		15,700,000	15,708,509
4.13% due 04/15/26[4]		624,000	607,467
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26		15,450,000	14,536,643
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		11,820,000	11,843,593
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]		11,350,000	10,221,121
5.88% due 03/01/27		660,000	653,119
Delta Air Lines, Inc.
7.00% due 05/01/25[4]		10,536,000	10,615,687
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[4]		8,299,000	8,290,732
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]		9,333,000	8,215,841
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[4]		4,117,000	3,750,496
4.50% due 11/15/26[4]		3,730,000	3,625,291
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]		7,250,000	7,203,989
Warnermedia Holdings, Inc.
6.41% due 03/15/26		7,200,000	7,199,976
Hyatt Hotels Corp.
5.75% due 04/23/30		6,530,000	6,640,816
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]		7,029,764	6,586,341
Hanesbrands, Inc.
9.00% due 02/15/31[4]		6,100,000	6,391,220

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
CORPORATE BONDS†† - 30.8% (continued)
Consumer, Cyclical - 3.5% (continued)
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[4]		6,645,000	$6,322,455
Papa John's International, Inc.
3.88% due 09/15/29[4]		7,025,000	6,217,750
Penn Entertainment, Inc.
4.13% due 07/01/29[4]		6,975,000	5,982,216
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR	5,150,000	5,754,503
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]		5,100,000	5,283,554
Boyne USA, Inc.
4.75% due 05/15/29[4]		5,484,000	5,117,119
Air Canada
4.63% due 08/15/29[4]	CAD	5,550,000	3,913,861
3.88% due 08/15/26[4]		1,264,000	1,202,307
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28		2,094,740	1,978,969
3.35% due 10/15/29		1,080,426	994,684
3.65% due 02/15/29		981,825	926,568
3.15% due 02/15/32		939,598	837,409
Ontario Gaming GTA, LP
8.00% due 08/01/30[4]		4,525,000	4,643,781
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[4]		4,800,000	4,404,839
Asbury Automotive Group, Inc.
4.63% due 11/15/29[4]		4,472,000	4,133,333
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]		3,450,000	3,565,144
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]		3,500,000	3,411,858
Station Casinos LLC
4.63% due 12/01/31[4]		3,800,000	3,386,952
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[4]		2,950,000	3,003,224
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]		2,757,000	2,765,665
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]		2,800,000	2,600,854
Clarios Global, LP
6.75% due 05/15/25[4]		2,476,000	2,475,248
Gates Corp.
6.88% due 07/01/29[4]		2,425,000	2,467,292
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[4]		2,138,677	2,109,513
United Airlines, Inc.
4.63% due 04/15/29[4]		1,700,000	1,583,227
Acushnet Co.
7.38% due 10/15/28[4]		1,500,000	1,554,405
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		914,983	857,250
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[4]		700,000	652,571
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]		571,000	574,270
Caesars Entertainment, Inc.
6.50% due 02/15/32[4]		400,000	401,962
Aramark Services, Inc.
5.00% due 04/01/25[4]		311,000	308,916
Total Consumer, Cyclical			246,282,133
Consumer, Non-cyclical - 3.0%
Medline Borrower, LP
3.88% due 04/01/29[4]		18,246,000	16,802,919
Williams Scotsman, Inc.
6.13% due 06/15/25[4]		11,108,000	11,089,394
7.38% due 10/01/31[4]		1,950,000	2,006,761
DaVita, Inc.
4.63% due 06/01/30[4]		8,678,000	7,841,696
3.75% due 02/15/31[4]		4,892,000	4,172,675
AZ Battery Property LLC
6.73% due 02/20/46†††		11,600,000	11,677,706
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]		15,600,000	11,674,416
US Foods, Inc.
4.75% due 02/15/29[4]		6,550,000	6,212,545
6.88% due 09/15/28[4]		3,875,000	3,961,870
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		6,861,000	6,348,280
5.75% due 04/15/26[4]		3,000,000	2,977,206
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52		6,500,000	4,857,837
5.50% due 01/15/30		4,500,000	4,431,423
Verisure Holding AB
5.50% due 05/15/30[4]	EUR	7,450,000	8,106,555
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]		8,085,000	7,479,366
Option Care Health, Inc.
4.38% due 10/31/29[4]		7,736,000	7,100,950
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		9,400,000	6,995,264
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR	7,000,000	6,975,999

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
CORPORATE BONDS†† - 30.8% (continued)
Consumer, Non-cyclical - 3.0% (continued)
HealthEquity, Inc.
4.50% due 10/01/29[4]		6,555,000	$6,126,830
Smithfield Foods, Inc.
3.00% due 10/15/30[4]		7,000,000	5,943,220
Boost Newco Borrower LLC
7.50% due 01/15/31[4]		5,275,000	5,499,990
ADT Security Corp.
4.88% due 07/15/32[4]		5,150,000	4,729,252
Central Garden & Pet Co.
4.13% due 04/30/31[4]		5,300,000	4,670,876
CPI CG, Inc.
10.00% due 07/15/29[4]		4,460,000	4,627,250
TriNet Group, Inc.
7.13% due 08/15/31[4]		4,465,000	4,535,498
Chrome Bidco
3.50% due 05/31/28[4]	EUR	4,800,000	4,246,315
Carriage Services, Inc.
4.25% due 05/15/29[4]		4,575,000	4,087,557
CAB SELAS
3.38% due 02/01/28[4]	EUR	4,100,000	3,921,231
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[4]		3,061,000	3,165,695
JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Co Sarl
3.75% due 12/01/31		3,400,000	2,976,839
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]		2,775,000	2,750,386
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[4]		2,825,000	2,703,757
WW International, Inc.
4.50% due 04/15/29[4]		6,335,000	2,448,888
Darling Ingredients, Inc.
6.00% due 06/15/30[4]		2,350,000	2,310,677
Graham Holdings Co.
5.75% due 06/01/26[4]		1,811,000	1,797,112
Molina Healthcare, Inc.
4.38% due 06/15/28[4]		1,770,000	1,665,987
Tenet Healthcare Corp.
4.63% due 06/15/28		975,000	927,223
5.13% due 11/01/27		550,000	538,249
Upbound Group, Inc.
6.38% due 02/15/29[4]		1,450,000	1,390,972
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,282,451
Concentra Escrow Issuer Corp.
6.88% due 07/15/32[4]		1,120,000	1,134,739
AMN Healthcare, Inc.
4.63% due 10/01/27[4]		520,000	495,343
Champions Financing, Inc.
8.75% due 02/15/29[4]		250,000	256,368
Total Consumer, Non-cyclical			204,945,567
Basic Materials - 1.6%
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]		15,125,000	14,893,618
6.13% due 05/15/28[4]		7,450,000	7,418,128
4.13% due 03/31/29[4]		4,900,000	4,544,811
Kaiser Aluminum Corp.
4.50% due 06/01/31[4]		13,250,000	11,733,447
4.63% due 03/01/28[4]		650,000	608,181
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]		11,950,000	11,302,330
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		11,280,000	10,705,961
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]		11,525,000	10,437,190
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]		10,375,000	10,032,027
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	8,313,252
Novelis Corp.
3.25% due 11/15/26[4]		5,670,000	5,335,494
HB Fuller Co.
4.25% due 10/15/28		5,250,000	4,948,247
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	4,532,305
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]		3,800,000	3,987,705
Ingevity Corp.
3.88% due 11/01/28[4]		1,000,000	907,299
Mirabela Nickel Ltd.
due 06/24/19†††,1,8		1,885,418	9,427
Total Basic Materials			109,709,422
Technology - 1.3%
Qorvo, Inc.
3.38% due 04/01/31[4]		9,225,000	7,907,549
4.38% due 10/15/29		7,833,000	7,398,027
NCR Voyix Corp.
5.25% due 10/01/30[4]		10,325,000	9,437,039
5.13% due 04/15/29[4]		3,850,000	3,625,762
TeamSystem SpA
7.66% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28◊	EUR	11,750,000	12,636,947
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]		11,800,000	11,112,039
Dye & Durham Ltd.
8.63% due 04/15/29[4]		7,338,000	7,443,814
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR	5,500,000	5,893,067
Playtika Holding Corp.
4.25% due 03/15/29[4]		5,850,000	5,133,134
Cloud Software Group, Inc.
6.50% due 03/31/29[4]		5,300,000	5,089,668

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 30.8% (continued)
Technology - 1.3% (continued)
Capstone Borrower, Inc.
8.00% due 06/15/30[4]	3,525,000	$3,640,264
Twilio, Inc.
3.88% due 03/15/31	4,000,000	3,517,938
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[4]	3,050,000	3,096,802
ACI Worldwide, Inc.
5.75% due 08/15/26[4]	1,900,000	1,889,588
SS&C Technologies, Inc.
5.50% due 09/30/27[4]	1,570,000	1,545,988
Fair Isaac Corp.
5.25% due 05/15/26[4]	1,375,000	1,360,213
MSCI, Inc.
3.88% due 02/15/31[4]	883,000	795,308
Total Technology		91,523,147
Utilities - 1.2%
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	17,145,000	16,613,184
Terraform Global Operating, LP
6.13% due 03/01/26[4]	16,660,000	16,449,804
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	12,300,000	12,240,396
AES Corp.
3.95% due 07/15/30[4]	9,760,000	8,923,887
Clearway Energy Operating LLC
3.75% due 02/15/31[4]	9,409,000	8,209,779
Alexander Funding Trust II
7.47% due 07/31/28[4]	7,750,000	8,200,657
NRG Energy, Inc.
7.00% due 03/15/33[4]	6,950,000	7,336,434
DPL, Inc.
4.13% due 07/01/25	2,334,000	2,287,086
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[4]	1,550,000	1,516,824
Total Utilities		81,778,051
Total Corporate Bonds
(Cost $2,320,597,704)		2,131,953,910

ASSET-BACKED SECURITIES†† - 19.0%
Collateralized Loan Obligations - 10.5%
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 8.39% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 10/15/33◊,4	35,000,000	34,922,741
2021-9A DR, 9.54% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,4	7,750,000	7,710,645
2021-9A A2TR, 7.39% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	2,950,000	2,955,005
FS Rialto
2021-FL3 D, 7.94% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 11/16/36◊,4	36,500,000	34,625,940
2021-FL2 D, 8.24% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 05/16/38◊,4	8,850,000	8,414,036
Palmer Square Loan Funding Ltd.
2022-1A B, 7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,4	26,200,000	25,978,117
2021-3A C, 8.09% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,4	8,300,000	8,341,139
2022-1A C, 7.93% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,4	3,400,000	3,402,591
LCCM Trust
2021-FL3 C, 8.04% (1 Month Term SOFR + 2.71%, Rate Floor: 2.71%) due 11/15/38◊,4	28,865,000	27,677,930
2021-FL2 D, 8.34% (1 Month Term SOFR + 3.01%, Rate Floor: 3.01%) due 12/13/38◊,4	5,750,000	5,419,200
Fontainbleau Vegas
10.97% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	26,499,999	26,499,999
BXMT Ltd.
2020-FL2 C, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,4	15,640,000	13,966,537
2020-FL2 D, 7.39% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 02/15/38◊,4	8,000,000	6,079,501
2020-FL3 D, 8.24% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 11/15/37◊,4	7,350,000	6,064,126

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.0% (continued)
Collateralized Loan Obligations - 10.5% (continued)
LoanCore Issuer Ltd.
2021-CRE6 D, 8.29% (1 Month Term SOFR + 2.96%, Rate Floor: 2.85%) due 11/15/38◊,4	11,300,000	$10,521,577
2021-CRE5 D, 8.44% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4	8,250,000	7,956,266
2022-CRE7 D, 8.43% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,4	6,400,000	6,094,856
ACRES Commercial Realty Ltd.
2021-FL2 D, 8.54% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,4	8,350,000	7,790,733
2021-FL1 D, 8.09% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,4	7,250,000	6,653,617
2021-FL2 C, 8.09% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,4	6,500,000	6,139,644
2021-FL2 B, 7.69% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,4	3,500,000	3,418,346
Cerberus Loan Funding XLIV LLC
2024-5A C, 9.30% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,4	22,800,000	22,929,237
Cerberus Loan Funding XLII LLC
2023-3A C, 9.48% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,4	21,550,000	21,575,586
MidOcean Credit CLO VII
2020-7A CR, 7.79% (3 Month Term SOFR + 2.46%, Rate Floor: 0.00%) due 07/15/29◊,4	21,000,000	21,011,558
Cerberus Loan Funding XLVII LLC
2024-3A C, 7.95% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 07/15/36◊,4	20,150,000	20,150,002
Golub Capital Partners CLO Ltd.
2018-36A C, 7.70% (3 Month Term SOFR + 2.36%, Rate Floor: 0.00%) due 02/05/31◊,4	20,000,000	19,935,960
BSPDF Issuer Ltd.
2021-FL1 D, 8.19% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	19,975,000	18,481,843
BSPRT Issuer Ltd.
2021-FL6 D, 8.44% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 03/15/36◊,4	18,425,000	16,708,531
2021-FL7 D, 8.19% (1 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 12/15/38◊,4	1,600,000	1,518,331
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 9.44% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,4	18,100,000	18,004,580
Voya CLO Ltd.
2021-2A CR, 9.19% (3 Month Term SOFR + 3.86%, Rate Floor: 3.60%) due 06/07/30◊,4	16,500,000	16,525,306
2013-1A INC, due 10/15/30[4,9]	28,970,307	975,141
Owl Rock CLO I LLC
2024-1A C, 9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,4	17,250,000	17,310,879
Cerberus Loan Funding XLV LLC
2024-1A C, 8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 04/15/36◊,4	17,150,000	17,206,602
STWD Ltd.
2022-FL3 D, 8.08% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,4	11,900,000	10,970,658
2021-FL2 D, 8.25% (1 Month Term SOFR + 2.91%, Rate Floor: 2.80%) due 04/18/38◊,4	3,750,000	3,299,935
Carlyle Direct Lending CLO LLC
2024-1A BR, due 07/15/36◊,†††,4	14,200,000	14,257,814

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.0% (continued)
Collateralized Loan Obligations - 10.5% (continued)
GoldentTree Loan Management US CLO 1 Ltd.
2024-9A DR, 8.68% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,4	13,500,000	$13,654,053
Cerberus Loan Funding XL LLC
2023-1A C, 9.73% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,4	12,750,000	12,827,141
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 8.29% (3 Month Term SOFR + 2.96%, Rate Floor: 2.70%) due 01/20/32◊,4	11,500,000	11,509,460
Fortress Credit BSL XV Ltd.
2024-2A CR, 7.93% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/18/33◊,4	11,150,000	11,150,000
KREF Ltd.
2021-FL2 AS, 6.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	11,000,000	10,664,862
Owl Rock CLO XVI LLC
2024-16A C, 8.62% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,4	10,150,000	10,229,007
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 8.59% (3 Month Term SOFR + 3.26%, Rate Floor: 3.00%) due 04/15/33◊,4	9,900,000	9,856,681
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 8.49% (3 Month Term SOFR + 3.16%, Rate Floor: 2.90%) due 07/25/33◊,4	9,300,000	9,266,675
BCC Middle Market CLO LLC
2021-1A A1R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	9,000,000	9,000,968
Cerberus Loan Funding XLVI, LP
2024-2A C, 8.36% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 07/15/36◊,4	8,000,000	7,998,030
2024-2A D, 10.26% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,4	1,000,000	999,631
Magnetite XXIX Ltd.
2021-29A D, 8.19% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 01/15/34◊,4	8,800,000	8,825,915
CIFC Funding Ltd.
2021-2A DR, 8.69% (3 Month Term SOFR + 3.36%, Rate Floor: 3.10%) due 04/20/30◊,4	8,100,000	8,103,670
Venture XIV CLO Ltd.
2020-14A CRR, 7.85% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 08/28/29◊,4	8,000,000	7,997,403
Madison Park Funding XLVIII Ltd.
2021-48A D, 8.59% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 04/19/33◊,4	7,500,000	7,537,515
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 8.05% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,4	7,350,000	7,077,398
FS Rialto Issuer LLC
2022-FL5 C, 9.26% (1 Month Term SOFR + 3.92%, Rate Floor: 3.92%) due 06/19/37◊,4	6,950,000	6,829,317
Madison Park Funding LVIII Ltd.
2024-58A D, 8.97% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,4	6,600,000	6,641,563
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,9]	9,500,000	6,591,774
Cerberus Loan Funding XXXIII, LP
2021-3A C, 8.39% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 07/23/33◊,4	5,900,000	5,860,628
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 8.59% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 07/20/33◊,4	5,550,000	5,548,577

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.0% (continued)
Collateralized Loan Obligations - 10.5% (continued)
KREF Funding V LLC
7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	5,184,387	$5,161,037
0.15% due 06/25/26†††,10	73,636,363	7,364
Cerberus Loan Funding XXXV, LP
2021-5A C, 8.19% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 09/22/33◊,4	5,150,000	5,098,138
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 8.34% (3 Month Term SOFR + 3.01%, Rate Floor: 2.75%) due 04/16/33◊,4	4,050,000	4,051,677
Cerberus Loan Funding XLVII LLC
2024-3A D, 9.68% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,†††,4	3,900,000	3,896,626
Wellfleet CLO Ltd.
2021-3A C, 7.84% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 01/15/35◊,4	3,400,000	3,397,656
Ares Direct Lending CLO 1 LLC
2024-1A B, 7.59% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,4	2,750,000	2,749,514
HGI CRE CLO Ltd.
2021-FL2 D, 7.59% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 09/17/36◊,4	1,600,000	1,515,034
2021-FL2 E, 7.89% (1 Month Term SOFR + 2.56%, Rate Floor: 2.56%) due 09/17/36◊,4	1,200,000	1,137,936
BDS Ltd.
2021-FL9 E, 8.05% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 11/16/38◊,4	2,700,000	2,534,480
Wind River CLO Ltd.
2018-1A ARR, 6.64% (3 Month Term SOFR + 1.31%, Rate Floor: 1.05%) due 07/18/31◊,4	2,524,026	2,526,916
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,9]	19,435,737	2,265,877
BNPP IP CLO Ltd.
2014-2A E, 10.84% (3 Month Term SOFR + 5.51%, Rate Floor: 0.00%) due 10/30/25◊,4	6,374,659	2,231,131
GoldenTree Loan Management US CLO 4 Ltd.
2021-4A DR, 8.74% (3 Month Term SOFR + 3.41%, Rate Floor: 3.15%) due 04/24/31◊,4	2,000,000	2,015,552
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,9]	6,400,000	1,756,800
2013-3X SUB, due 10/15/30[9]	4,938,326	178,372
WhiteHorse X Ltd.
2015-10A E, 10.88% (3 Month Term SOFR + 5.56%, Rate Floor: 5.30%) due 04/17/27◊,4	1,730,018	1,730,874
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[4,9]	7,895,000	1,640,739
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[4,9]	5,650,000	873,820
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,9]	1,500,000	567,206
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[4,9]	11,700,000	533,965
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[4,9]	11,900,000	408,765
Babson CLO Ltd.
2014-IA SUB, due 07/20/25†††,4,9	11,900,000	355,691
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[4,9]	5,500,000	93,511
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[4,9]	9,600,000	77,568
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,9]	18,918,010	63,186
Dryden Senior Loan Fund
2015-37X, due 01/15/31[9]	1,897,598	56,462

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.0% (continued)
Collateralized Loan Obligations - 10.5% (continued)
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,9]		13,790,000	$1,379
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[1,9]		8,150,000	815
West CLO Ltd.
2013-1A SUB, due 11/07/25[4,9]		5,300,000	530
Total Collateralized Loan Obligations			726,593,398
Transport-Aircraft - 2.6%
AASET Trust
2024-1A, 6.26% due 05/16/49[1]		14,350,000	14,357,684
2021-1A, 2.95% due 11/16/41[4]		15,471,608	14,259,098
2020-1A, 3.35% due 01/16/40[4]		4,591,267	4,223,839
2021-2A, 3.54% due 01/15/47[4]		3,139,804	2,765,397
2020-1A, 4.34% due 01/16/40[4]		3,751,347	2,273,289
2019-2, 3.38% due 10/16/39[4]		2,164,341	2,056,164
2019-1, 3.84% due 05/15/39[4]		1,924,301	1,818,518
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]		27,495,979	24,829,966
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,11]		10,520,877	9,679,365
2019-1, 5.19% due 12/15/44[4,11]		4,716,821	4,207,947
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]		12,602,579	11,796,139
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]		6,002,082	5,762,019
2019-1, 3.60% due 09/15/39[4]		3,652,560	3,360,872
2017-1, 6.30% due 02/15/42[4]		1,497,943	1,355,643
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[4]		5,115,363	4,605,133
2018-1, 4.13% due 06/15/43[4]		4,711,960	4,394,101
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]		8,841,594	8,223,302
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]		8,504,660	8,112,595
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[4]		7,784,006	7,124,532
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[4]		7,162,932	6,427,298
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]		6,764,647	6,371,735
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[4]		7,188,573	5,626,208
2020-1A, 3.23% due 03/15/40[4]		459,981	422,097
WAVE LLC
2019-1, 3.60% due 09/15/44[4]		5,916,397	5,354,339
Project Silver
2019-1, 3.97% due 07/15/44[4]		5,148,385	4,666,136
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[4]		4,799,965	4,259,297
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[4]		3,225,027	2,942,902
Slam Ltd.
2021-1A, 3.42% due 06/15/46[4]		2,925,000	2,593,305
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]		1,212,672	1,152,038
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[4]		956,319	890,406
MAPS Trust
2021-1A, 2.52% due 06/15/46[4]		963,022	866,970
Total Transport-Aircraft			176,778,334
Financial - 2.3%
HarbourVest Structured Solutions IV Holdings, LP
8.25% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††		20,201,548	20,129,887
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	12,900,000	13,661,631
Lightning A
5.50% due 03/01/37†††		22,620,000	20,757,200
Thunderbird A
5.50% due 03/01/37†††		22,620,000	20,757,200

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.0% (continued)
Financial - 2.3% (continued)
KKR Core Holding Company LLC
4.00% due 08/12/31†††	23,082,905	$20,678,194
Project Onyx I
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	15,798,368	15,768,071
Ceamer Finance LLC
6.92% due 11/15/37†††	9,873,219	9,582,422
3.69% due 03/24/31†††	4,384,950	4,120,363
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	9,899,005	9,588,597
Nassau LLC
2019-1, 3.98% due 08/15/34[4]	9,585,498	9,173,085
Project Onyx II
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	4,771,353	4,739,987
Lightning B
7.50% due 03/01/37†††	4,550,000	4,180,656
Thunderbird B
7.50% due 03/01/37†††	4,550,000	4,180,656
Total Financial		157,317,949
Infrastructure - 1.6%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]	39,650,000	36,092,598
2024-1A, 8.87% due 05/15/54[4]	5,950,000	6,037,530
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	20,000,000	19,975,674
2021-1, 4.46% due 11/20/51[4]	11,750,000	10,641,164
2024-1A, 9.19% due 06/20/54[4]	7,250,000	7,345,358
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]	17,550,000	17,030,309
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[4]	7,150,000	6,365,108
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[4]	4,925,000	4,483,915
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[4]	3,400,000	3,356,368
Total Infrastructure		111,328,024
Net Lease - 0.6%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[4]	27,799,000	24,007,953
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[4]	11,194,063	11,293,505
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[4]	5,930,167	5,601,066
Total Net Lease		40,902,524
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]	13,550,000	12,938,799
2020-SFR2, 4.50% due 10/19/37[4]	13,250,000	12,678,698
2020-SFR2, 3.37% due 10/19/37[4]	8,550,000	8,122,040
Total Single Family Residence		33,739,537
Whole Business - 0.4%
Subway Funding LLC
2024-1A, 6.51% due 07/30/54[4]	17,750,000	18,068,229
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]	9,742,590	9,388,755
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	2,648,438	2,597,326
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[4]	373,963	351,338
Total Whole Business		30,405,648
Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39	13,720,000	13,720,000
CHEST
7.13% due 03/15/43†††	5,700,000	5,781,096
Total Insurance		19,501,096
Asset-Backed Securities - 0.2%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 12/15/41†††	17,000,000	17,176,490
Collateralized Debt Obligations - 0.0%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[4]	4,250,000	3,504,845
Total Asset-Backed Securities
(Cost $1,356,198,448)		1,317,247,845

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 15.6%
Consumer, Cyclical - 4.6%
Zephyr Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/31/28	GBP	20,850,000	$26,456,213
FR Refuel LLC
10.21% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28		20,757,871	20,342,713
First Brands Group LLC
10.59% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		16,392,043	16,264,021
Alexander Mann
11.41% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27		15,945,457	15,566,753
MB2 Dental Solutions, LLC
11.33% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 01/29/31†††		14,500,183	14,472,240
13.50% (Commercial Prime Lending Rate + 5.00%, Rate Floor: 5.75%) due 01/29/31†††		222,200	195,952
Fertitta Entertainment LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/29/29		12,511,005	12,518,887
Pacific Bells LLC
10.10% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		11,943,491	11,928,561
Crash Champions Inc.
10.08% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/06/29		11,850,000	11,894,437
Casper Bidco SAS (B&B Hotels)
7.85% (1 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/21/31	EUR	10,496,376	11,241,795
One Hotels GmbH
8.41% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 05/14/31	EUR	10,400,000	11,148,827
Rent-A-Center, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28		9,757,193	9,773,488
Drive Bidco BV
due 06/26/31	EUR	8,800,000	9,381,764
Caesars Entertainment, Inc.
8.10% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/24/31		9,350,000	9,341,211
QSRP Finco B.V.
due 05/29/31	EUR	8,600,000	9,145,505
Peer Holding III BV
due 06/21/31		5,120,000	5,122,150
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/18/30		3,500,000	3,502,205
The Facilities Group
11.19% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††		8,351,029	8,203,731
NFM & J LLC
11.18% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††		8,215,636	8,070,726
PCI Gaming Authority, Inc.
due 05/29/26		7,200,000	7,182,000
Scientific Games Corp.
8.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29		6,955,000	6,937,612
Holding SOCOTEC
9.57% (6 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/30/28		6,935,500	6,921,074
BCP V Modular Services Holdings IV Ltd.
8.15% (3 Month EURIBOR + 4.43%, Rate Floor: 4.43%) due 12/15/28	EUR	6,400,000	6,804,243
Apro LLC
due 06/26/31		6,350,000	6,342,063
Clarios Global, LP
due 07/11/31	EUR	4,810,000	5,143,654
due 05/06/30		1,170,000	1,171,462
Shaw Development LLC
11.34% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††		6,150,543	6,041,112
Entain Holdings (Gibraltar) Ltd.
6.92% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR	5,450,000	5,840,429

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 15.6% (continued)
Consumer, Cyclical - 4.6% (continued)
Grant Thornton Advisors LLC
8.60% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/01/31		5,670,000	$5,684,232
Packers Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		9,126,869	4,933,073
Accuride Corp.
12.22% (1 Month Term SOFR + 1.00%, Rate Floor: 6.35%) (in-kind rate was 5.87%) due 05/18/26[12]		5,978,399	4,524,931
ImageFIRST Holdings LLC
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28†††		3,863,273	3,853,614
Da Vinci Purchaser Corp.
due 01/08/27		3,811,061	3,810,108
Orion Group
11.85% (3 Month Term SOFR + 6.25%, Rate Floor: 7.25%) due 03/19/27†††		3,579,590	3,500,327
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25		4,619,204	3,202,633
Tacala Investment Corp.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 01/31/31		2,992,500	3,001,238
Albion Financing 3 SARL
9.15% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 08/17/26	EUR	2,300,000	2,464,374
SHO Holding I Corp.
10.82% (3 Month Term SOFR + 5.51%, Rate Floor: 6.51%) due 04/29/24		3,592,107	2,029,540
13.45% (1 Month Term SOFR + 8.00%, Rate Floor: 9.00%) due 08/29/24†††		418,302	397,387
10.81% (3 Month Term SOFR + 5.49%, Rate Floor: 6.49%) due 04/29/24		61,142	34,545
Congruex Group LLC
11.23% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29		2,745,646	2,100,419
Allwyn Entertainment Financing US LLC
due 06/30/31		1,970,000	1,970,000
Dealer Tire LLC
due 06/24/31		1,805,000	1,800,488
Checkers Holdings, Inc.
14.70% (6 Month Term SOFR + 3.00%, Rate Floor: 8.70%) (in-kind rate was 6.00%) due 06/16/28†††,12		1,276,683	1,276,683
12.70% (6 Month Term SOFR + 4.00%, Rate Floor: 8.70%) (in-kind rate was 4.00%) due 06/16/27†††,12		178,617	178,617
Alterra Mountain Co.
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28		1,440,000	1,442,405
EG Finco Ltd.
11.82% (1 Month GBP SONIA + 6.78%, Rate Floor: 6.78%) due 02/07/28	GBP	564,236	699,010
Verisure Holding AB
6.72% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/27/28	EUR	370,000	394,100
WW International, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28		750,000	277,500
Total Consumer, Cyclical			314,530,052
Consumer, Non-cyclical - 3.0%
Women's Care Holdings, Inc.
9.93% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/17/28		30,440,975	28,173,123
Midwest Veterinary Partners LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/28/28		20,913,750	20,903,293

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 15.6% (continued)
Consumer, Non-cyclical - 3.0% (continued)
Southern Veterinary Partners LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27		14,688,426	$14,697,679
Quirch Foods Holdings LLC
10.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27		15,060,658	14,627,664
PlayCore
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30		14,325,000	14,402,641
PetIQ LLC
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28		14,065,252	13,942,181
LaserAway Intermediate Holdings II LLC
11.33% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27		12,221,171	12,231,314
Blue Ribbon LLC
11.57% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28		15,356,923	11,594,477
HAH Group Holding Co. LLC
10.45% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		10,612,486	10,625,752
Rainbow Finco SARL
9.70% (1 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 02/01/29	GBP	7,250,000	9,069,534
Nidda Healthcare Holding GmbH
7.32% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	7,897,239	8,443,099
Gibson Brands, Inc.
10.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28		8,092,500	7,580,002
Florida Food Products LLC
10.46% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28		8,711,998	7,535,879
Eyecare Partners LLC
10.04% (3 Month Term SOFR + 4.61%, Rate Floor: 4.61%) due 11/30/28		8,719,378	5,307,921
11.08% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28		2,100,649	2,104,325
Outcomes Group Holdings, Inc.
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/01/31		4,350,000	4,358,830
IVI America LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 03/15/31		4,300,000	4,324,209
VC GB Holdings I Corp.
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/21/28		4,139,386	4,121,918
Resonetics LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31		2,820,000	2,823,525
Endo Finance Holdings, Inc.
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31		1,700,000	1,696,821
Heritage Grocers Group LLC
12.18% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29		1,678,643	1,677,250
Medical Solutions Parent Holdings, Inc.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/01/28		2,223,390	1,669,121
Osmosis Holdings Australia II Pty Ltd.
due 07/30/28		1,640,826	1,642,779
Pacific Dental Services LLC
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/31		1,400,000	1,400,882
Moran Foods LLC
12.68% (3 Month Term SOFR + 7.35%, Rate Floor: 8.35%) due 06/30/26†††		1,010,018	556,030

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 15.6% (continued)
Consumer, Non-cyclical - 3.0% (continued)
Weber-Stephen Products LLC
9.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 10/29/27		415,438	$385,318
TGP Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28		211,632	200,162
Total Consumer, Non-cyclical			206,095,729
Technology - 2.8%
Sitecore Holding III A/S
13.30% (6 Month Term SOFR + 7.25%, Rate Floor: 12.55%) (in-kind rate was 0.75%) due 03/12/29†††,12		13,884,621	13,762,336
11.55% (6 Month EURIBOR + 7.00%, Rate Floor: 10.80%) (in-kind rate was 0.75%) due 03/12/29†††,12	EUR	9,764,781	10,370,492
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/30/31†††	GBP	12,072,000	14,962,560
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††		3,430,000	3,362,983
Visma AS
7.75% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR	16,296,596	17,199,343
Polaris Newco LLC
8.82% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 3.50%) due 06/04/26†††		16,804,778	15,992,608
Avalara, Inc.
12.58% (3 Month Term SOFR + 7.25%, Rate Floor: 8.00%) due 10/19/28†††		16,000,000	15,835,109
DS Admiral Bidco LLC
due 06/05/31		15,720,000	15,562,800
Team.Blue Finco SARL
due 09/28/29	EUR	7,500,000	7,875,281
7.42% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR	6,506,144	6,843,895
Aston FinCo SARL
9.97% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP	12,611,625	14,577,862
Wrench Group LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28		12,967,500	12,967,500
Concorde Lux
due 03/01/28	EUR	10,525,431	11,207,164
Modena Buyer LLC
due 04/17/31		10,420,000	10,156,270
Finastra
12.46% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††		7,649,828	7,590,076
Planview Parent, Inc.
due 12/17/27		4,120,000	4,109,700
Blackhawk Network Holdings, Inc.
10.34% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 02/23/29		3,940,000	3,947,407
Azalea TopCo
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/23/31		3,450,000	3,445,687
Atlas CC Acquisition Corp.
9.86% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28		3,037,983	2,209,282
Central Parent LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29		1,470,000	1,447,774
Precise Midco B.V.
due 10/16/30	EUR	1,000,000	1,070,138
Cloud Software Group, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29		992,186	990,698

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 15.6% (continued)
Technology - 2.8% (continued)
Finastra USA, Inc.
12.58% (1 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††		127,839	$114,135
Total Technology			195,601,100
Industrial - 2.3%
Merlin Buyer, Inc.
10.09% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††		8,287,060	8,287,060
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		6,898,222	6,855,108
CapStone Acquisition Holdings, Inc.
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/12/27†††		12,315,484	12,256,354
Arcline FM Holdings LLC
10.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28		9,451,407	9,458,779
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27		9,150,000	9,327,784
Dispatch Terra Acquisition LLC
9.73% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28		10,085,263	8,610,294
Foundation Building Materials Holding Company LLC
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31		8,200,000	8,152,194
Fugue Finance LLC
9.10% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/13/31		8,050,000	8,110,375
Quikrete Holdings, Inc.
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/14/31		7,880,250	7,892,543
Boluda Towage S.L.
7.40% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/22/30	EUR	7,215,385	7,703,987
Michael Baker International LLC
due 12/01/28†††		7,070,000	7,078,838
DXP Enterprises, Inc.
10.16% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/05/30		5,905,375	5,934,902
Geo Parent Corp.
10.50% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/19/28†††		5,900,000	5,914,750
Valcour Packaging LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/04/28		6,174,000	3,835,597
10.58% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28		1,809,575	1,784,693
Inspired Finco Holdings Ltd.
7.65% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/17/31	EUR	3,708,727	3,969,804
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 8.00%) due 02/20/31	EUR	1,491,273	1,596,252
United Airlines Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/24/31		5,250,000	5,254,673
Anchor Packaging LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/29		4,690,000	4,686,670
Integrated Power Services Holdings, Inc.
9.96% (1 Month Term SOFR + 4.61%, Rate Floor: 5.36%) due 11/22/28†††		4,565,430	4,551,074
FCG Acquisitions, Inc
due 04/03/28		3,450,000	3,447,412
Artera Services LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/06/31		3,341,625	3,353,555
MI Windows And Doors LLC
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/20/31		3,125,000	3,141,281

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 15.6% (continued)
Industrial - 2.3% (continued)
Aegion Corp.
9.59% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28		3,124,300	$3,133,236
Mauser Packaging Solutions Holding Co.
8.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/16/27		3,000,000	3,001,680
Signature Aviation
due 07/01/31		2,650,000	2,646,688
Brown Group Holding LLC
due 06/07/28		1,400,000	1,398,082
due 07/02/29		1,250,000	1,248,438
TK Elevator Midco GmbH
6.65% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR	2,364,150	2,421,353
ILPEA Parent, Inc.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/22/28†††		1,986,426	1,976,494
NA Rail Hold Co. LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.25%) due 10/19/26		1,934,843	1,930,006
EMRLD Borrower, LP
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30		1,264,849	1,263,533
Air Canada
7.85% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/21/31		1,000,000	1,000,310
API Heat Transfer Thermasys Corp.
13.61% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/10/27†††		487,200	487,200
10.61% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††		282,692	282,692
Gulfside Supply, Inc.
3.00% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/29/31		390,000	390,000
Total Industrial			162,383,691
Financial - 1.7%
Higginbotham Insurance Agency, Inc.
10.94% (1 Month Term SOFR + 5.50%, Rate Floor: 6.50%) due 11/24/28†††		20,790,372	20,616,470
due 11/25/28		90,000	89,910
Eisner Advisory Group
9.34% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31		16,200,000	16,328,304
Aretec Group, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30		12,282,188	12,320,631
HighTower Holding LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/21/28		9,386,060	9,394,883
AqGen Island Holdings, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/02/28		9,102,116	9,093,014
Osaic Holdings, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/17/28		5,460,000	5,474,360
Tegra118 Wealth Solutions, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27		5,623,657	5,374,135
Ardonagh Midco 3 plc
10.04% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/16/31†††		4,807,229	4,738,495
Duff & Phelps
9.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27		4,493,605	4,487,988
OEG Borrower LLC
due 06/25/31		3,430,000	3,430,000
Apleona Holding GmbH
due 04/28/28	EUR	3,200,000	3,428,694

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 15.6% (continued)
Financial - 1.7% (continued)
HUB International Ltd.
8.57% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/20/30		3,190,000	$3,195,582
Alter Domus
due 05/13/31		3,137,934	3,147,756
Asurion LLC
9.69% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28		3,096,372	3,069,712
Worldpay
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 01/31/31		3,000,000	2,999,580
Cervantes Bidco S.L.U.
due 06/13/31	EUR	2,800,000	2,991,107
Ardonagh Group Finco Pty Ltd.
due 02/27/31		2,070,000	2,059,650
Assetmark Financial Holdings, Inc.
due 06/03/31		2,000,000	2,000,000
Virtu Financial
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/23/31		1,250,000	1,246,875
Capstone Borrower, Inc.
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/17/30		328,900	329,449
Total Financial			115,816,595
Communications - 0.8%
Syndigo LLC
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27		22,098,445	21,877,460
FirstDigital Communications LLC
11.75% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.00%) due 12/17/26†††		10,497,250	10,239,735
Simon & Schuster
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30		9,875,250	9,875,250
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31		5,375,000	5,385,105
Zayo Group Holdings, Inc.
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,146,447	5,334,624
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28		15,095,771	2,285,349
Total Communications			54,997,523
Energy - 0.3%
BANGL LLC
9.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29		13,698,808	13,784,426
Bip PipeCo Holdings LLC
7.81% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 12/06/30		3,075,000	3,077,891
Venture Global Calcasieu Pass LLC
8.07% (1 Month Term SOFR + 2.63%, Rate Floor: 3.63%) due 08/19/26		2,581,190	2,581,190
Permian Production Partners LLC
13.46% (1 Month Term SOFR + 6.00%, Rate Floor: 11.46%) (in-kind rate was 2.00%) due 11/24/25†††,12		974,067	964,326
Total Energy			20,407,833
Basic Materials - 0.1%
LTI Holdings, Inc.
10.21% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26		3,815,278	3,767,434
Arsenal AIC Parent LLC
9.10% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/19/30		3,374,543	3,390,572

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 15.6% (continued)
Basic Materials - 0.1% (continued)
Schur Flexibles GmbH
9.36% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR	787,500	$556,895
Total Basic Materials			7,714,901
Total Senior Floating Rate Interests
(Cost $1,112,826,181)			1,077,547,424

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2%
Residential Mortgage-Backed Securities - 5.9%
OBX Trust
2024-NQM5, 6.51% due 12/01/64[4]		12,495,000	12,501,476
2022-NQM9, 6.45% due 09/25/62[11]		7,149,832	7,135,038
2024-NQM6, 6.92% (WAC) due 02/25/64◊,4		6,901,000	7,014,115
2023-NQM2, 6.80% due 01/25/62[4,11]		5,920,379	5,930,577
2024-NQM4, 6.62% (WAC) due 01/25/64◊,4		5,250,000	5,268,162
2022-NQM8, 6.10% due 09/25/62[4,11]		3,995,210	3,968,538
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊		20,058,930	10,465,592
2006-WMC3, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊		7,924,312	5,669,333
2006-HE3, 4.61% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊		4,756,934	4,165,646
2006-WMC4, 5.58% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊		6,904,460	3,599,065
2006-WMC4, 5.54% (1 Month Term SOFR + 0.19%, Rate Floor: 0.08%) due 12/25/36◊		2,919,448	1,519,167
Top Pressure Recovery Turbines
7.51% due 11/01/69		24,900,000	24,912,450
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,11]		24,599,477	23,146,172
Ameriquest Mortgage Securities Trust
2006-M3, 5.64% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 10/25/36◊		18,560,932	10,098,331
2006-M3, 5.70% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 10/25/36◊		30,815,599	8,849,488
2006-M3, 5.56% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊		12,810,613	3,679,044
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 5.82% (1 Month Term SOFR + 0.47%, Rate Floor: 0.47%) due 04/25/37◊		23,103,466	8,571,432
2007-HE2, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊		17,604,637	6,526,984
2007-HE4, 5.63% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊		6,159,281	4,386,249
2007-HE4, 5.71% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊		1,913,718	1,115,925
Long Beach Mortgage Loan Trust
2006-6, 5.96% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊		13,372,779	5,085,828
2006-8, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊		15,941,242	4,255,373
2006-1, 5.84% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 02/25/36◊		3,586,543	2,946,975
2006-4, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 05/25/36◊		9,691,558	2,860,209
2006-6, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊		4,164,121	1,579,289
2006-8, 5.64% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊		4,319,777	1,150,747
2006-6, 5.66% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 07/25/36◊		2,410,522	911,696

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2% (continued)
Residential Mortgage-Backed Securities - 5.9% (continued)
RALI Series Trust
2006-QO6, 5.62% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	$6,902,060
2007-QO2, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	12,852,328	4,291,437
2006-QO8, 5.86% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 10/25/46◊	2,759,874	2,553,304
2006-QO6, 5.67% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,837,496
2006-QO6, 5.70% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,175,616
2006-QO2, 6.00% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	1,073,316
2006-QO2, 6.14% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	588,268
2006-QO2, 5.90% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	213,333	37,750
American Home Mortgage Assets Trust
2006-6, 5.67% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 12/25/46◊	6,868,465	5,600,751
2006-1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/46◊	5,866,315	4,891,425
2006-3, 6.09% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	4,681,692	3,123,358
LSTAR Securities Investment Ltd.
2024-1, 8.43% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,4	13,284,965	13,199,145
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.68% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 11/25/36◊	21,193,795	6,805,281
2006-2, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	18,636,883	5,984,372
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,11]	12,322,833	12,071,236
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 5.71% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	9,225,348	7,584,600
2022-A, 6.17% due 09/25/62[4,11]	4,334,290	4,333,280
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,11]	8,410,008	8,293,070
2023-NQM2, 6.60% due 11/25/67[4,11]	2,771,053	2,779,384
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 5.68% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 10/25/36◊	18,472,455	8,029,969
2006-HE6, 5.66% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/36◊	4,194,856	1,420,739
2007-HE4, 5.69% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 02/25/37◊	3,689,337	1,177,905
IXIS Real Estate Capital Trust
2007-HE1, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	23,242,820	5,383,579
2007-HE1, 5.69% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	16,467,211	3,814,101
GSAMP Trust
2007-NC1, 5.72% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	17,391,678	8,917,181

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2% (continued)
Residential Mortgage-Backed Securities - 5.9% (continued)
Master Asset-Backed Securities Trust
2006-WMC3, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	9,786,799	$3,429,934
2006-HE3, 5.66% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 08/25/36◊	9,173,310	2,749,134
2006-HE3, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,712,563	2,311,365
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,1	8,650,000	7,817,156
GSAA Home Equity Trust
2006-3, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	9,778,688	4,688,256
2006-9, 5.94% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	7,046,212	1,853,030
2007-7, 6.00% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	316,136	291,994
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[4,11]	6,644,781	6,618,102
Home Equity Loan Trust
2007-FRE1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	5,935,491	5,523,020
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,4	5,419,032	5,438,460
First NLC Trust
2007-1, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/37◊,4	6,227,433	3,059,309
2007-1, 5.53% (1 Month Term SOFR + 0.18%, Rate Floor: 0.07%) due 08/25/37◊,4	4,722,462	2,320,053
Argent Securities Trust
2006-W5, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	8,452,650	5,375,259
Alternative Loan Trust
2007-OA7, 5.82% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	5,723,065	5,182,097
Lehman XS Trust Series
2006-18N, 5.82% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	3,404,743	3,205,073
2006-10N, 5.88% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	2,176,739	1,956,360
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.88% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	6,716,973	1,900,869
2007-HE2, 5.98% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	4,862,126	1,375,943
2007-HE2, 5.70% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 02/25/37◊	3,865,889	1,094,003
2007-HE2, 6.30% (1 Month Term SOFR + 0.95%, Rate Floor: 0.84%) due 02/25/37◊	1,573,168	445,167
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 5.92% (1 Month Term SOFR + 0.34%, Rate Floor: 0.34%) due 01/25/37◊	6,929,742	3,159,942
2007-HE4, 5.63% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	2,680,278	1,562,938
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,4	4,609,520	4,670,107
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[4,11]	4,266,717	4,218,501
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 6.22% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 03/25/37◊	10,333,168	4,151,761

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2% (continued)
Residential Mortgage-Backed Securities - 5.9% (continued)
HSI Asset Securitization Corporation Trust
2007-HE1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 01/25/37◊	5,527,253	$3,840,006
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,4	3,850,000	3,783,836
CSMC Trust
2020-RPL5, 4.71% (WAC) due 08/25/60◊,4	3,063,785	3,049,705
First Franklin Mortgage Loan Trust
2006-FF16, 5.88% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	7,071,027	2,856,271
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,509,570	2,758,609
Morgan Stanley Mortgage Loan Trust
2006-9AR, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,955,859	1,936,364
Alliance Bancorp Trust
2007-OA1, 5.94% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	1,874,418	1,559,204
Nomura Resecuritization Trust
2015-4R, 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊	1,048,902	991,896
Morgan Stanley Re-REMIC Trust
2010-R5, 5.75% due 06/26/36	412,925	364,148
Total Residential Mortgage-Backed Securities		404,719,396
Government Agency - 4.6%
Fannie Mae
5.50% due 05/01/53[16]	106,611,269	105,323,544
5.00% due 05/01/53	34,469,705	33,356,841
5.00% due 08/01/53	22,109,686	21,395,715
5.00% due 09/01/52	8,053,423	7,799,454
5.00% due 06/01/53	7,486,278	7,240,974
Freddie Mac
5.50% due 02/01/53	54,339,081	53,896,407
5.00% due 06/01/53	28,245,340	27,440,556
5.00% due 02/01/53	24,625,797	23,929,897
5.00% due 09/01/52	21,422,825	20,757,132
5.00% due 03/01/53	19,094,923	18,482,643
Total Government Agency		319,623,163
Commercial Mortgage-Backed Securities - 1.4%
BX Trust
2024-VLT4, 7.76% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,4	20,650,000	20,553,203
2023-DELC, 8.67% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,4	10,650,000	10,683,281
BX Commercial Mortgage Trust
2021-VOLT, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4	20,650,000	20,378,923
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.35% (WAC) due 02/10/37◊,4	8,256,000	7,774,340
2020-DUNE, 8.10% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,4	7,340,000	7,115,625
2020-DUNE, 7.50% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,4	2,750,000	2,687,377
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 8.33% (1 Month Term SOFR + 2.75%, Rate Floor: 2.64%) due 06/15/38◊,4	15,000,000	11,713,334
SMRT
2022-MINI, 7.28% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	10,000,000	9,800,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
MHP
2022-MHIL, 7.94% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,4		8,204,525	$8,096,886
Total Commercial Mortgage-Backed Securities			98,802,969
Military Housing - 0.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52◊,4,10		150,185,329	8,383,240
2015-R1, 0.70% (WAC) due 11/25/55◊,4,10		62,889,894	3,939,001
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,4		5,421,275	5,215,507
Total Military Housing			17,537,748
Total Collateralized Mortgage Obligations
(Cost $984,686,679)			840,683,276

U.S. GOVERNMENT SECURITIES†† - 5.5%
U.S. Treasury Notes
4.25% due 03/15/27[16]		360,000,000	357,117,188
4.63% due 02/28/25		21,000,000	20,913,662
Total U.S. Government Securities
(Cost $380,427,410)			378,030,850

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
5.21% due 07/05/24[13]		130,525,000	130,448,521
5.27% due 07/02/24[13]		46,000,000	45,993,265
5.26% due 07/09/24[13]		30,110,000	30,075,056
5.28% due 07/02/24[13]		14,840,000	14,837,827
Total U.S. Treasury Bills
(Cost $221,355,438)			221,354,669

CONVERTIBLE BONDS†† - 0.4%
Consumer, Non-cyclical - 0.3%
Block, Inc.
due 05/01/26[14]		21,951,000	19,647,243

Communications - 0.1%
Cable One, Inc.
due 03/15/26[14]		5,750,000	5,031,250

Total Convertible Bonds
(Cost $25,082,307)			24,678,493

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
13.17% due 09/30/26	EUR	430,128	408,638
9.36% due 09/30/26	EUR	286,149	271,852
13.30% due 09/30/26	EUR	147,634	140,258
Total Industrial			820,748
Total Senior Fixed Rate Interests
(Cost $885,591)			820,748

REPURCHASE AGREEMENTS††,15 - 2.8%
BofA Securities, Inc.
issued 06/28/24 at 5.39% due 07/01/24		60,839,303	60,839,303
J.P. Morgan Securities LLC
issued 06/28/24 at 5.41% due 07/01/24		60,839,303	60,839,303
BNP Paribas
issued 06/28/24 at 5.40% due 07/01/24		54,755,372	54,755,372
Bank of Montreal
issued 06/28/24 at 5.39% due 07/01/24		19,356,024	19,356,024
Total Repurchase Agreements
(Cost $195,790,002)			195,790,002

	Contracts/Notional Value~
LISTED OPTIONS PURCHASED† - 0.0%
Put Options on:
Equity Options
SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $52,404,430)	10,673	1,467,538
SPDR S&P Regional Banking ETF Expiring January 2025 with strike price of $43.00 (Notional Value $42,348,750)	8,625	1,263,563
Total Listed Options Purchased
(Cost $5,910,564)		2,731,101

OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Equity Options
Goldman Sachs International SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $17,160,450)	3,495	480,562
Total OTC Options Purchased
(Cost $1,049,199)		480,562

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Contracts/Notional Value~		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,17 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.92% (Notional Value $251,381,642)	EUR	234,552,500	$1,056,813
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.21% (Notional Value $55,248,712)	EUR	51,550,000	257,407
Total OTC Interest Rate Swaptions Purchased
(Cost $1,472,121)			1,314,220
Total Investments - 101.5%
(Cost $7,479,778,424)			$7,022,176,861

OTC INTEREST RATE SWAPTIONS WRITTEN††,17 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.36% (Notional Value $251,381,642)	EUR	234,552,500	(316,124)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.71% (Notional Value $55,248,712)	EUR	51,550,000	(941,054)
Total OTC Interest Rate Swaptions Written
(Premiums received $1,472,121)			(1,257,178)
Other Assets & Liabilities, net - (1.5)%			(106,339,411)
Total Net Assets - 100.0%			$6,914,580,272

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	675	Mar 2026	$162,042,188	$108,493
3-Month SOFR Futures Contracts	675	Dec 2025	161,797,500	40,993
3-Month SOFR Futures Contracts	675	Sep 2025	161,476,875	(26,498)
			$485,316,563	$122,988

Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	285	Aug 2024	$66,558,900	$(1,093,522)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR	62,590,000	$(1,192,861)	$(1,441,685)	$248,824

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	03/14/54	$3,060,000	$86,836	$301	$86,535

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	5.97% (Federal Funds Rate + 0.64%)	At Maturity	06/02/25	131,600	$71,619,352	$5,724,758

OTC Equity Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	SPDR S&P 500 ETF Trust	Receive	5.93% (Federal Funds Rate + 0.60%)	At Maturity	09/06/24	125,000	68,027,500	(1,196,250)

OTC Total Return Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	6.33% (Federal Funds Rate + 1.00%)	At Maturity	04/11/25	37,000,000	55,611,000	1,381,099

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	172,210,000	185,270,291	USD	07/16/24	$626,495
Goldman Sachs International	GBP	Sell	58,335,000	74,308,990	USD	07/16/24	558,791
Morgan Stanley Capital Services LLC	EUR	Sell	2,400,000	2,581,664	USD	07/16/24	8,381
Morgan Stanley Capital Services LLC	EUR	Buy	150,000	162,853	USD	07/16/24	(2,023)
Morgan Stanley Capital Services LLC	CAD	Sell	5,430,000	3,951,070	USD	07/16/24	(20,117)
							$1,171,527

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.92%	12/20/24	2.92%	$251,381,642	$1,056,813
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.21%	12/20/24	2.21%	55,248,712	257,407
								$1,314,220

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.36%	12/20/24	2.36%	251,381,642	(316,124)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.71%	12/20/24	2.71%	55,248,712	(941,054)
								$(1,257,178)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $18,708,909 (cost $20,286,351), or 0.3% of total net assets — See Note 6.
[2]	Affiliated issuer.
[3]	Special Purpose Acquisition Company (SPAC).
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,865,467,384 (cost $3,054,510,989), or 41.4% of total net assets.
[5]	Rate indicated is the 7-day yield as of June 30, 2024.
[6]	Perpetual maturity.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is an interest-only strip.
[11]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.
[12]	Payment-in-kind security.
[13]	Rate indicated is the effective yield at the time of purchase.
[14]	Zero coupon rate security.
[15]	Repurchase Agreements – The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[16]	All or a portion of this security is pledged as collateral for total return swap agreements at June 30, 2024.
[17]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.41.V1 — iTraxx Europe Series 41 Index Version 1
plc — Public Limited Company
PPV — Public-Private Venture
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,178,617	$1,544,226	$2,441,436	$8,164,279
Preferred Stocks	—	270,774,387	26,948,430	297,722,817
Warrants	3,610	210	76	3,896
Exchange-Traded Fund	68,027,500	—	—	68,027,500
Mutual Funds	303,530,610	—	—	303,530,610
Money Market Funds	152,094,659	—	—	152,094,659
Corporate Bonds	—	2,022,597,241	109,356,669	2,131,953,910
Asset-Backed Securities	—	1,095,966,864	221,280,981	1,317,247,845
Senior Floating Rate Interests	—	851,796,522	225,750,902	1,077,547,424
Collateralized Mortgage Obligations	—	835,467,769	5,215,507	840,683,276
U.S. Government Securities	—	378,030,850	—	378,030,850
U.S. Treasury Bills	—	221,354,669	—	221,354,669
Convertible Bonds	—	24,678,493	—	24,678,493
Senior Fixed Rate Interests	—	820,748	—	820,748
Repurchase Agreements	—	195,790,002	—	195,790,002
Options Purchased	2,731,101	480,562	—	3,211,663
Interest Rate Swaptions Purchased	—	1,314,220	—	1,314,220
Interest Rate Futures Contracts**	149,486	—	—	149,486
Credit Default Swap Agreements**	—	248,824	—	248,824
Interest Rate Swap Agreements**	—	86,535	—	86,535
Forward Foreign Currency Exchange Contracts**	—	1,193,667	—	1,193,667
Equity Index Swap Agreements**	—	5,724,758	—	5,724,758
Total Return Interest Rate Swap Agreements**	—	1,381,099	—	1,381,099
Total Assets	$530,715,583	$5,909,251,646	$590,994,001	$7,030,961,230

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$1,257,178	$—	$1,257,178
Commodity Futures Contracts**	1,093,522	—	—	1,093,522
Interest Rate Futures Contracts**	26,498	—	—	26,498
Forward Foreign Currency Exchange Contracts**	—	22,140	—	22,140
Equity Index Swap Agreements**	—	1,196,250	—	1,196,250
Unfunded Loan Commitments (Note 5)	—	—	1,501,610	1,501,610
Total Liabilities	$1,120,020	$2,475,568	$1,501,610	$5,097,198

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$112,423,598	Yield Analysis	Yield	6.2%-9.0%	6.9%
Asset-Backed Securities	73,163,398	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	35,330,930	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	355,691	Third Party Pricing	Vendor Price	—	—
Asset-Backed Securities	7,364	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	5,215,507	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	2,384,117	Enterprise Value	Valuation Multiple	2.2x-15.7x	5.5	x
Common Stocks	57,319	Model Price	Liquidation Value	—	—
Corporate Bonds	39,477,973	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	28,526,641	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	22,148,649	Yield Analysis	Yield	6.7%	—
Corporate Bonds	19,193,978	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	9,428	Third Party Pricing	Trade Price	—	—
Preferred Stocks	26,948,430	Yield Analysis	Yield	6.8%	—
Senior Floating Rate Interests	93,260,372	Yield Analysis	Yield	9.9%-14.3%	11.0%
Senior Floating Rate Interests	86,262,688	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	45,671,812	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	556,030	Model Price	Liquidation Value	—	—
Warrants	76	Model Price	Liquidation Value	—	—
Total Assets	$590,994,001
Liabilities:
Unfunded Loan Commitments	$1,501,610	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $44,765,635 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $45,578,399 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$223,348,932	$4,986,289	$59,850,234	$243,686,805	$76	$995,145	$28,121,912	$560,989,393	$(1,990,229)
Purchases/(Receipts)	52,454,526	-	22,224,251	114,611,120	-	37,162	-	189,327,059	(1,524,298)
(Sales, maturities and paydowns)/Fundings	(52,262,103)	(51,135)	(17,493,055)	(104,980,956)	-	(12,652)	(2,602,482)	(177,402,383)	1,175,631
Amortization of premiums/discounts	150,381	(97)	592,470	1,455,383	-	-	-	2,198,137	15,244
Corporate actions	-	-	-	1,042,019	-	1,201,617	(174,412)	2,069,224	-
Total realized gains (losses) included in earnings	(5,183)	(75)	(1,313,672)	(786,845)	-	(503,051)	(7,062,917)	(9,671,743)	489,169
Total change in unrealized appreciation (depreciation) included in earnings	8,532,242	280,525	3,515,595	2,586,917	-	715,470	8,666,329	24,297,078	332,873
Transfers into Level 3	355,691	-	41,980,846	2,421,353	-	7,745	-	44,765,635	-
Transfers out of Level 3	(11,293,505)	-	-	(34,284,894)	-	-	-	(45,578,399)	-
Ending Balance	$221,280,981	$5,215,507	$109,356,669	$225,750,902	$76	$2,441,436	$26,948,430	$590,994,001	$(1,501,610)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$1,223,366	$280,525	$2,320,022	$40,624	$-	$212,695	$(51,570)	$4,025,662	$202,416

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which is scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2023-NQM2, 6.60% due 11/25/67	7.60%	01/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc. 5.39% Due 07/01/24	$60,839,303	$60,866,630	U.S. Treasury Strips 0.00% Due 02/15/41 - 05/15/52	$112,566,344	$52,029,449

			U.S. Treasury Notes 0.88% - 4.88% Due 10/31/24 - 10/31/28	9,752,800	10,026,641
				122,319,144	62,056,090

J.P. Morgan Securities LLC 5.41% Due 07/01/24	60,839,303	60,866,731	U.S. Treasury Notes 0.50% - 4.63% Due 08/31/27 - 04/30/31	60,603,200	62,083,635

BNP Paribas 5.40% Due 07/01/24	54,755,372	54,780,012	U.S. Treasury Bill 0.00% Due 06/12/25	32,817,500	31,286,301
			U.S. Treasury Strips 0.00% Due 05/15/31 - 02/15/40	30,146,005	17,963,019
			U.S. Treasury Inflation Indexed Bond 1.38% Due 07/15/33	6,893,602	6,569,516
			U.S. Treasury Bond 6.75% Due 08/15/26	52,600	56,268
			U.S. Treasury Note 1.25% Due 05/31/28	100	89
				69,909,807	55,875,193

Bank of Montreal 5.39% Due 07/01/24	19,356,024	19,364,718	U.S. Treasury Note 4.25% Due 02/28/29	19,556,500	19,751,883

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Common Stock
BP Holdco LLC*	$48,218	$–	$–	$–	$(2,715)	$45,503	37,539	$–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	29,045,744	164,424	–	–	2,629,834	31,840,002	1,022,808	164,424
Guggenheim Limited Duration Fund — Class R6	122,839,898	4,548,686	–	–	2,898,479	130,287,063	5,397,144	4,567,674
Guggenheim Risk Managed Real Estate Fund — Institutional Class	29,711,644	819,750	–	–	3,339,482	33,870,876	1,086,999	819,749
Guggenheim Strategy Fund II	19,207,708	829,409	–	–	305,557	20,342,674	825,261	832,807
Guggenheim Strategy Fund III	33,331,353	1,376,127	–	–	612,664	35,320,144	1,428,231	1,380,994
Guggenheim Ultra Short Duration Fund — Institutional Class	48,849,509	2,052,726	–	–	967,616	51,869,851	5,218,295	2,060,754
	$283,034,074	$9,791,122	$–	$–	$10,750,917	$303,576,113		$9,826,402

*	Non-income producing security.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 64.1%
REITs - 64.1%
REITs-Diversified - 12.8%
Digital Realty Trust, Inc.	9,093	$1,382,591
VICI Properties, Inc.	44,913	1,286,308
Gaming and Leisure Properties, Inc.	28,121	1,271,350
InvenTrust Properties Corp.	33,508	829,658
Equinix, Inc.	795	601,497
Total REITs-Diversified		5,371,404
REITs-Health Care - 11.8%
Ventas, Inc.	31,371	1,608,078
Sabra Health Care REIT, Inc.	92,653	1,426,856
CareTrust REIT, Inc.	44,118	1,107,362
Healthpeak Properties, Inc.	43,024	843,270
Total REITs-Health Care		4,985,566
REITs-Office Property - 8.7%
Kilroy Realty Corp.	39,983	1,246,270
Vornado Realty Trust	43,738	1,149,872
Alexandria Real Estate Equities, Inc.	9,409	1,100,571
Highwoods Properties, Inc.	7,052	185,256
Total REITs-Office Property		3,681,969
REITs-Shopping Centers - 7.8%
Kite Realty Group Trust	39,177	876,781
Brixmor Property Group, Inc.	37,277	860,726
Kimco Realty Corp.	41,566	808,874
Retail Opportunity Investments Corp.	60,549	752,624
Total REITs-Shopping Centers		3,299,005
REITs-Apartments - 7.7%
Invitation Homes, Inc.	49,040	1,760,046
Equity Residential	11,196	776,331
American Homes 4 Rent — Class A	18,964	704,702
Total REITs-Apartments		3,241,079
REITs-Hotels - 7.1%
Ryman Hospitality Properties, Inc.	18,265	1,823,943
Host Hotels & Resorts, Inc.	66,388	1,193,656
Total REITs-Hotels		3,017,599
REITs-Warehouse/Industries - 4.7%
Prologis, Inc.	12,484	1,402,078
First Industrial Realty Trust, Inc.	12,469	592,402
Total REITs-Warehouse/Industries		1,994,480
REITs-Regional Malls - 2.9%
Simon Property Group, Inc.	8,165	1,239,447

REITs-Manufactured Homes - 0.6%
Sun Communities, Inc.	2,079	250,187

Total REITs		27,080,736
Total Common Stocks
(Cost $25,044,391)		27,080,736

MONEY MARKET FUND***,† - 35.8%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.16%[1]	15,106,421	15,106,421
Total Money Market Fund
(Cost $15,106,421)		15,106,421
Total Investments - 99.9%
(Cost $40,150,812)		$42,187,157
Other Assets & Liabilities, net - 0.1%		36,029
Total Net Assets - 100.0%		$42,223,186

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	11/22/24	$13,616,919	$688,707
Goldman Sachs International	GS Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/16/28	13,463,880	59,429
						$27,080,799	$748,136

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	49,391	(4.88)%	$162,538
Broadstone Net Lease, Inc.	29,595	(3.49)%	88,633
Camden Property Trust	6,678	(5.41)%	68,075
Service Properties Trust	29,743	(1.14)%	41,690
Federal Realty Investment Trust	9,656	(7.24)%	38,339
Realty Income Corp.	17,050	(6.69)%	35,637
JBG SMITH Properties	46,232	(5.23)%	18,481
Pebblebrook Hotel Trust	32,629	(3.33)%	16,247
Phillips Edison & Company, Inc.	31,953	(7.76)%	11,503
Mid-America Apartment Communities, Inc.	4,928	(5.22)%	(6,559)
Terreno Realty Corp.	9,083	(3.99)%	(18,470)
LTC Properties, Inc.	16,292	(4.17)%	(28,580)
Sunstone Hotel Investors, Inc.	67,787	(5.27)%	(30,042)
EastGroup Properties, Inc.	3,591	(4.54)%	(40,848)
SL Green Realty Corp.	7,680	(3.23)%	(49,956)
Macerich Co.	40,705	(4.67)%	(66,756)
Omega Healthcare Investors, Inc.	28,689	(7.30)%	(128,447)
National Health Investors, Inc.	10,162	(5.11)%	(154,815)
Total Financial			(43,333)
Exchange Traded Funds
Vanguard Real Estate ETF	18,209	(11.33)%	102,762
Total GS Equity Short Custom Basket			$59,429

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Douglas Emmett, Inc.	60,889	(5.95)%	$537,803
Realty Income Corp.	17,050	(6.61)%	246,157
Broadstone Net Lease, Inc.	29,595	(3.45)%	229,400
Service Properties Trust	29,743	(1.12)%	119,178
JBG SMITH Properties	46,232	(5.17)%	102,510
Camden Property Trust	6,678	(5.35)%	59,846
Pebblebrook Hotel Trust	32,629	(3.29)%	16,796
Mid-America Apartment Communities, Inc.	4,928	(5.16)%	11,522
Phillips Edison & Company, Inc.	31,953	(7.68)%	(7,641)
Terreno Realty Corp.	9,083	(3.95)%	(17,721)
Federal Realty Investment Trust	9,656	(7.16)%	(20,680)
LTC Properties, Inc.	16,292	(4.13)%	(26,686)
SL Green Realty Corp.	7,680	(3.19)%	(32,010)
EastGroup Properties, Inc.	3,591	(4.49)%	(40,185)
Sunstone Hotel Investors, Inc.	67,787	(5.21)%	(46,867)
National Health Investors, Inc.	10,162	(5.05)%	(152,459)
Omega Healthcare Investors, Inc.	28,689	(7.22)%	(174,910)
Macerich Co.	40,705	(4.62)%	(183,666)
Total Financial			620,387
Exchange Traded Funds
Vanguard Real Estate ETF	18,209	(11.20)%	68,320
Total MS Equity Short Custom Basket			$688,707

***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.

†	Value determined based on Level 1 inputs – See Note 3.
††	Value determined based on Level 2 inputs – See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2024.

GS – Goldman Sachs International
MS – Morgan Stanley Capital Services LLC
REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,080,736	$–	$–	$27,080,736
Money Market Fund	15,106,421	–	–	15,106,421
Equity Custom Basket Swap Agreements**	–	748,136	–	748,136
Total Assets	$42,187,157	$748,136	$–	$42,935,293

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MONEY MARKET FUND***,† - 0.8%
Dreyfus AMT-Free Tax Exempt Cash Management Fund – Institutional Shares, 4.06%[1]	178,220	$178,220
Total Money Market Fund
(Cost $178,220)		178,220

	Face Amount
MUNICIPAL BONDS†† - 96.9%
California - 16.9%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	$1,300,000	712,012
San Diego Unified School District General Obligation Unlimited
due 07/01/46[2]	1,360,000	539,057
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	537,560
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	507,088
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51[2,3]	500,000	276,714
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	215,584
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	160,000	168,724
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	161,469
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	138,110
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	129,157
Stockton Unified School District General Obligation Unlimited
due 08/01/42[2]	250,000	116,392
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	103,342
Total California		3,605,209
Pennsylvania - 8.0%
Pennsylvania Housing Finance Agency Revenue Bonds
4.95% due 10/01/38	1,000,000	1,064,555
School District of Philadelphia General Obligation Limited
5.25% due 09/01/43	575,000	629,880
Total Pennsylvania		1,694,435
New York - 6.8%
Westchester County Local Development Corp. Revenue Bonds
5.75% due 11/01/53	750,000	830,569
New York Power Authority Revenue Bonds
5.25% due 11/15/41	250,000	288,203
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	200,199
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
4.62% (VRDN) due 11/01/36[4]	120,000	120,000
Total New York		1,438,971
Oregon - 6.6%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	614,311
due 06/15/50[2]	400,000	110,000
due 06/15/49[2]	350,000	101,602
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	583,643
Total Oregon		1,409,556
Michigan - 6.5%
Michigan Technological University Revenue Bonds
5.25% due 10/01/53	1,000,000	1,083,163
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	186,944
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	100,080
Total Michigan		1,370,187
Nebraska - 6.0%
Nebraska Investment Finance Authority Revenue Bonds
4.95% due 09/01/38	1,000,000	1,064,761

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
MUNICIPAL BONDS†† - 96.9% (continued)
Nebraska - 6.0% (continued)
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	$200,000	$208,821
Total Nebraska		1,273,582
Virginia - 6.0%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,270,000	1,104,221
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	161,644
Total Virginia		1,265,865
Tennessee - 5.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	962,715
2.48% due 12/01/37	200,000	160,846
Total Tennessee		1,123,561
Maine - 5.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
5.25% due 07/01/48	1,000,000	1,074,233
Arizona - 3.5%
Arizona Industrial Development Authority Revenue Bonds
5.25% due 11/01/48	500,000	532,631
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	212,761
Total Arizona		745,392
North Carolina - 3.1%
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	658,614
Texas - 2.9%
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	237,878
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	200,236
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	103,519
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	90,000	92,643
Leander Independent School District General Obligation Unlimited due
due 08/15/24[2]	5,000	2,938
Total Texas		637,214
Oklahoma - 2.7%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	360,037
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	209,263
Total Oklahoma		569,300
Georgia - 2.5%
Columbia County Hospital Authority Revenue Bonds
5.00% due 04/01/48	500,000	523,791
Colorado - 2.2%
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	210,373
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[2]	200,000	156,047
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	102,380
Total Colorado		468,800
Washington - 1.9%
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	205,001
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	195,894
Total Washington		400,895
Arkansas - 1.6%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	330,615
West Virginia - 1.4%
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	305,700
New Mexico - 1.3%
New Mexico Mortgage Finance Authority Revenue Bonds
4.95% due 09/01/38	250,000	266,190

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
MUNICIPAL BONDS†† - 96.9% (continued)
New Mexico - 1.3% (continued)
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	$20,000	$19,966
Total New Mexico		286,156
Alaska - 1.2%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	263,022
South Carolina - 1.0%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	210,890
Ohio - 1.0%
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	202,505
Vermont - 0.9%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	201,748
Connecticut - 0.8%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	241,429	180,210
Massachusetts - 0.8%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	161,093
Kansas - 0.5%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	102,457
Iowa - 0.5%
PEFA, Inc. Revenue Bonds
5.00% due 09/01/26[4]	100,000	101,971
Louisiana - 0.0%
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,091
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,038
Total Municipal Bonds
(Cost $22,925,986)		20,616,101
Total Investments - 97.7%
(Cost $23,104,206)		$20,794,321
Other Assets & Liabilities, net - 2.3%		488,200
Total Net Assets - 100.0%		$21,282,521

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.67%	Quarterly	09/27/51	$2,550,000	$1,009,207	$(731)	$1,009,938
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.26%	Annually	05/24/53	1,150,000	91,433	308	91,125
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.68%	Annually	10/20/28	2,600,000	56,328	268	56,060
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.98%	Annually	10/11/25	2,700,000	2,414	62	2,352
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.31%	Annually	11/06/33	200,000	(5,886)	57	(5,943)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	11/20/33	1,500,000	(20,686)	293	(20,979)
								$1,132,810	$257	$1,132,553

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs – See Note 3.
††	Value determined based on Level 2 inputs – See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2024.
[2]	Zero coupon rate security.
[3]	Security is a step up/down bond with a 5.20% coupon rate until 10/01/2037.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

[4]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2024.

BofA – Bank of America

CME – Chicago Mercantile Exchange

VRDN – Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$178,220	$—	$—	$178,220
Municipal Bonds	—	20,616,101	—	20,616,101
Interest Rate Swap Agreements**	—	1,159,475	—	1,159,475
Total Assets	$178,220	$21,775,576	$—	$21,953,796

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$26,922	$—	$26,922

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 93.2%
REITS - 93.2%
REITs-Diversified - 19.4%
Equinix, Inc.	26,519	$20,064,275
Digital Realty Trust, Inc.	106,971	16,264,941
VICI Properties, Inc.	392,911	11,252,971
Gaming and Leisure Properties, Inc.	139,709	6,316,244
WP Carey, Inc.	52,051	2,865,408
InvenTrust Properties Corp.	109,593	2,713,523
Lamar Advertising Co. — Class A	8,389	1,002,737
Outfront Media, Inc.	62,414	892,520
EPR Properties	17,416	731,124
Total REITs-Diversified		62,103,743
REITs-Apartments - 14.6%
Invitation Homes, Inc.	362,149	12,997,528
Equity Residential[1]	129,116	8,952,903
AvalonBay Communities, Inc.	43,254	8,948,820
American Homes 4 Rent — Class A	158,142	5,876,557
Essex Property Trust, Inc.	15,402	4,192,424
UDR, Inc.	62,615	2,576,607
Mid-America Apartment Communities, Inc.	15,469	2,206,034
Camden Property Trust	10,771	1,175,224
Total REITs-Apartments		46,926,097
REITs-Warehouse/Industries - 12.6%
Prologis, Inc.[1]	272,539	30,608,855
Rexford Industrial Realty, Inc.	84,292	3,758,580
First Industrial Realty Trust, Inc.	64,126	3,046,626
Americold Realty Trust, Inc.[1]	72,011	1,839,161
Terreno Realty Corp.	18,456	1,092,226
Total REITs-Warehouse/Industries		40,345,448
REITs-Health Care - 11.8%
Welltower, Inc.	96,138	10,022,387
Ventas, Inc.	184,721	9,468,798
Healthpeak Properties, Inc.	316,496	6,203,322
Sabra Health Care REIT, Inc.	329,758	5,078,273
CareTrust REIT, Inc.	185,885	4,665,714
Healthcare Realty Trust, Inc.	97,446	1,605,910
Medical Properties Trust, Inc.	151,169	651,538
Total REITs-Health Care		37,695,942
REITs-Storage - 9.0%
Public Storage	41,542	11,949,556
Extra Space Storage, Inc.	52,817	8,208,290
Iron Mountain, Inc.	72,279	6,477,644
CubeSmart	30,100	1,359,617
National Storage Affiliates Trust	22,315	919,824
Total REITs-Storage		28,914,931
REITs-Shopping Centers - 6.1%
Kimco Realty Corp.	282,974	5,506,674
Brixmor Property Group, Inc.	179,738	4,150,150
Kite Realty Group Trust	162,700	3,641,226
Regency Centers Corp.	43,321	2,694,566
Retail Opportunity Investments Corp.	198,895	2,472,265
Federal Realty Investment Trust	7,751	782,618
Acadia Realty Trust	23,825	426,944
Total REITs-Shopping Centers		19,674,443
REITs-Office Property - 5.8%
Alexandria Real Estate Equities, Inc.	67,816	7,932,438
Kilroy Realty Corp.	156,895	4,890,417
Vornado Realty Trust	166,598	4,379,861
Highwoods Properties, Inc.	38,026	998,943
Empire State Realty Trust, Inc. — Class A1	36,341	340,879
Hudson Pacific Properties, Inc.	38,388	184,646
Total REITs-Office Property		18,727,184
REITs-Regional Malls - 4.4%
Simon Property Group, Inc.	93,331	14,167,646
REITs-Single Tenant - 3.7%
Realty Income Corp.	112,882	5,962,427
Four Corners Property Trust, Inc.	95,970	2,367,580
NNN REIT, Inc.	47,448	2,021,285
Agree Realty Corp.	25,234	1,562,994
Total REITs-Single Tenant		11,914,286
REITs-Hotels - 3.2%
Ryman Hospitality Properties, Inc.	51,731	5,165,858
Host Hotels & Resorts, Inc.	220,389	3,962,594
Apple Hospitality REIT, Inc.	49,763	723,554
Pebblebrook Hotel Trust	32,818	451,248
Total REITs-Hotels		10,303,254
REITs-Manufactured Homes - 2.6%
Sun Communities, Inc.	45,574	5,484,375
Equity LifeStyle Properties, Inc.	44,294	2,884,868
Total REITs-Manufactured Homes		8,369,243
Total REITS		299,142,217
Total Common Stocks
(Cost $302,347,548)		299,142,217

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
MONEY MARKET FUND**,† - 5.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	18,880,424	$18,880,424
Total Money Market Fund
(Cost $18,880,424)		18,880,424
Total Investments - 99.1%
(Cost $321,227,972)		318,022,641

COMMON STOCKS SOLD SHORT† - (8.8)%
REITS - (8.8)%
REITs-Diversified - (0.3)%
WP Carey, Inc.	2,288	(125,954)
Broadstone Net Lease, Inc.	68,260	(1,083,286)
Total REITs-Diversified		(1,209,240)
REITs-Regional Malls - (0.5)%
Macerich Co.	94,469	(1,458,601)
REITs-Single Tenant - (0.7)%
Realty Income Corp.	39,569	(2,090,035)
REITs-Warehouse/Industries - (0.8)%
Terreno Realty Corp.	21,069	(1,246,863)
EastGroup Properties, Inc.	8,333	(1,417,443)
Total REITs-Warehouse/Industries		(2,664,306)
REITs-Hotels - (0.9)%
Service Properties Trust	69,029	(354,809)
Pebblebrook Hotel Trust	75,727	(1,041,246)
Sunstone Hotel Investors, Inc.	157,322	(1,645,588)
Total REITs-Hotels		(3,041,643)
REITs-Apartments - (1.0)%
Mid-America Apartment Communities, Inc.	11,366	(1,620,905)
Camden Property Trust	15,403	(1,680,621)
Total REITs-Apartments		(3,301,526)
REITs-Shopping Centers - (1.5)%
Federal Realty Investment Trust	22,412	(2,262,940)
Phillips Edison & Company, Inc.	74,158	(2,425,708)
Total REITs-Shopping Centers		(4,688,648)
REITs-Office Property - (1.5)%
SL Green Realty Corp.	17,670	(1,000,829)
JBG SMITH Properties	107,137	(1,631,697)
Douglas Emmett, Inc.	165,013	(2,196,323)
Total REITs-Office Property		(4,828,849)
REITs-Health Care - (1.6)%
LTC Properties, Inc.	37,812	(1,304,514)
National Health Investors, Inc.	23,584	(1,597,344)
Omega Healthcare Investors, Inc.	67,114	(2,298,655)
Total REITs-Health Care		(5,200,513)
Total REITS		(28,483,361)
Total Common Stocks Sold Short
(Proceeds $28,213,452)		(28,483,361)

EXCHANGE-TRADED FUNDS SOLD SHORT**,† - (1.1)%
Vanguard Real Estate ETF	42,599	(3,568,093)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,623,029)		(3,568,093)
Total Securities Sold Short - (9.9)%
(Proceeds $31,836,481)		$(32,051,454)
Other Assets & Liabilities, net - 10.8%		34,695,701
Total Net Assets - 100.0%		$320,666,888

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/12/24	$24,956,049	$2,387,369

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/03/28	8,945,491	1,177,555

Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/17/28	8,912,615	1,174,011

Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/17/28	24,183,828	1,123,741

						$66,997,983	$5,862,676
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	11/12/24	$25,048,660	$2,206,817
Goldman Sachs International	GS Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/16/28	24,765,464	265,288
						$49,814,124	$2,472,105

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Digital Realty Trust, Inc.	8,425	5.30%	$230,476
Ventas, Inc.	28,846	6.11%	195,501
Invitation Homes, Inc.	44,814	6.65%	167,170
Sabra Health Care REIT, Inc.	85,195	5.43%	128,380
Host Hotels & Resorts, Inc.	61,044	4.54%	115,594
Simon Property Group, Inc.	7,508	4.71%	94,768
Kimco Realty Corp.	38,526	3.10%	90,560
Equity Residential	10,231	2.93%	72,329
American Homes 4 Rent — Class A	17,437	2.68%	61,551
Prologis, Inc.	11,512	5.35%	58,374
Vornado Realty Trust	33,548	3.65%	52,144
Gaming and Leisure Properties, Inc.	25,857	4.83%	44,529
Alexandria Real Estate Equities, Inc.	5,079	2.46%	44,468
Kite Realty Group Trust	36,311	3.36%	43,086
Brixmor Property Group, Inc.	34,550	3.30%	34,396
Sun Communities, Inc.	1,918	0.95%	29,970
VICI Properties, Inc.	41,298	4.89%	11,437
First Industrial Realty Trust, Inc.	11,460	2.25%	(4,795)
CareTrust REIT, Inc.	41,335	4.29%	(8,681)
InvenTrust Properties Corp.	31,056	3.18%	(21,118)
Equinix, Inc.	726	2.27%	(33,792)
Healthpeak Properties, Inc.	39,562	3.21%	(42,976)
Retail Opportunity Investments Corp.	56,350	2.90%	(74,912)
Kilroy Realty Corp.	36,710	4.73%	(82,330)
Ryman Hospitality Properties, Inc.	16,795	6.93%	(82,388)
Total Financial			1,123,741
Total GS Equity Long Custom Basket			$1,123,741

GS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	90,688	(4.85)%	195,639
Camden Property Trust	12,205	(5.38)%	193,936
Broadstone Net Lease, Inc.	54,088	(3.47)%	170,273
Mid-America Apartment Communities, Inc.	9,006	(5.19)%	114,778
Realty Income Corp.	31,354	(6.69)%	84,410
Federal Realty Investment Trust	17,759	(7.24)%	80,818
Service Properties Trust	54,698	(1.14)%	76,265
JBG SMITH Properties	84,894	(5.22)%	43,479
Pebblebrook Hotel Trust	60,005	(3.33)%	30,483
Phillips Edison & Company, Inc.	58,762	(7.76)%	28,961
Terreno Realty Corp.	16,695	(3.99)%	(33,948)
LTC Properties, Inc.	29,962	(4.17)%	(52,082)
Sunstone Hotel Investors, Inc.	124,660	(5.27)%	(60,860)
EastGroup Properties, Inc.	6,603	(4.54)%	(72,090)
SL Green Realty Corp.	14,026	(3.21)%	(91,733)
Macerich Co.	74,856	(4.67)%	(123,106)
Omega Healthcare Investors, Inc.	53,180	(7.35)%	(245,585)
National Health Investors, Inc.	18,688	(5.11)%	(283,090)
Total Financial			56,548
Exchange-Traded Funds
Vanguard Real Estate ETF	33,755	(11.42)%	208,740
			–
Total GS Equity Short Custom Basket			$265,288

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Simon Property Group, Inc.	2,820	4.74%	$136,870
Digital Realty Trust, Inc.	3,238	5.52%	113,482
Welltower, Inc.	3,232	3.78%	80,649
Iron Mountain, Inc.	2,430	2.44%	78,786
Extra Space Storage, Inc.	1,759	3.07%	67,919
AvalonBay Communities, Inc.	1,454	3.38%	57,513
Ventas, Inc.	4,986	2.87%	55,859
Invitation Homes, Inc.	10,272	4.14%	49,524
Equity Residential	3,906	3.04%	49,238
Public Storage	1,390	4.49%	44,567
Equinix, Inc.	857	7.28%	44,357
Prologis, Inc.	8,673	10.93%	42,308
Alexandria Real Estate Equities, Inc.	1,888	2.48%	37,400
Essex Property Trust, Inc.	513	1.57%	31,377
Healthpeak Properties, Inc.	8,960	1.97%	24,008
CareTrust REIT, Inc.	4,495	1.27%	22,909
Kimco Realty Corp.	7,866	1.72%	20,761
American Homes 4 Rent — Class A	4,535	1.89%	18,832
Ryman Hospitality Properties, Inc.	1,026	1.15%	18,378
Brixmor Property Group, Inc.	4,569	1.18%	15,337
UDR, Inc.	2,105	0.97%	15,180
Realty Income Corp.	3,794	2.25%	15,009
Sabra Health Care REIT, Inc.	7,470	1.29%	14,157
Sun Communities, Inc.	1,451	1.96%	13,547
Host Hotels & Resorts, Inc.	4,819	0.97%	12,067
Mid-America Apartment Communities, Inc.	520	0.83%	9,605
NNN REIT, Inc.	1,589	0.76%	9,172
Four Corners Property Trust, Inc.	3,226	0.89%	8,918
National Storage Affiliates Trust	750	0.35%	8,090
Kite Realty Group Trust	3,923	0.99%	7,603
Regency Centers Corp.	1,456	1.02%	7,599
VICI Properties, Inc.	11,455	3.68%	6,883
Camden Property Trust	362	0.44%	6,776
Agree Realty Corp.	845	0.59%	6,650
WP Carey, Inc.	1,673	1.03%	6,461
Healthcare Realty Trust, Inc.	3,276	0.61%	6,344
Equity LifeStyle Properties, Inc.	1,489	1.09%	5,255
Vornado Realty Trust	2,486	0.73%	4,743
InvenTrust Properties Corp.	2,363	0.66%	4,555
Federal Realty Investment Trust	261	0.30%	3,723
Acadia Realty Trust	801	0.16%	3,539
Gaming and Leisure Properties, Inc.	3,599	1.83%	3,394
Terreno Realty Corp.	620	0.41%	2,728
Empire State Realty Trust, Inc. — Class A	1,222	0.13%	2,337
CubeSmart	1,010	0.51%	2,206
First Industrial Realty Trust, Inc.	1,651	0.88%	1,894
Pebblebrook Hotel Trust	1,103	0.17%	1,314
EPR Properties	585	0.28%	916
Lamar Advertising Co. — Class A	281	0.38%	401
Apple Hospitality REIT, Inc.	1,673	0.27%	(414)
Hudson Pacific Properties, Inc.	1,290	0.07%	(979)
Medical Properties Trust, Inc.	5,081	0.25%	(2,450)
Retail Opportunity Investments Corp.	4,289	0.60%	(2,758)
Outfront Media, Inc.	2,089	0.34%	(3,369)
Kilroy Realty Corp.	3,680	1.29%	(3,739)
Americold Realty Trust, Inc.	2,394	0.69%	(6,372)
Rexford Industrial Realty, Inc.	2,833	1.42%	(7,048)
Total Financial			1,174,011
Total GS Equity Long Custom Basket			$1,174,011

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Simon Property Group, Inc.	2,820	4.79%	$136,782
Digital Realty Trust, Inc.	3,238	5.50%	113,330
Welltower, Inc.	3,232	3.77%	80,613
Iron Mountain, Inc.	2,430	2.43%	78,817
Extra Space Storage, Inc.	1,759	3.06%	67,900
AvalonBay Communities, Inc.	1,454	3.36%	57,490
Ventas, Inc.	4,986	2.86%	55,883
Invitation Homes, Inc.	10,272	4.12%	49,502
Equity Residential	3,906	3.03%	49,208
Equinix, Inc.	857	7.25%	44,665
Public Storage	1,390	4.47%	44,497
Prologis, Inc.	8,673	10.89%	42,105
Alexandria Real Estate Equities, Inc.	1,888	2.47%	37,354
Essex Property Trust, Inc.	513	1.56%	31,270
Healthpeak Properties, Inc.	8,960	1.96%	24,008
CareTrust REIT, Inc.	4,495	1.26%	22,869
Kimco Realty Corp.	7,866	1.71%	20,737
American Homes 4 Rent — Class A	4,535	1.88%	18,795
Ryman Hospitality Properties, Inc.	1,026	1.15%	18,390
Brixmor Property Group, Inc.	4,569	1.18%	15,340
UDR, Inc.	2,105	0.97%	15,185
Realty Income Corp.	3,794	2.24%	14,991
Sabra Health Care REIT, Inc.	7,470	1.29%	14,169
Sun Communities, Inc.	1,451	1.95%	13,589
Host Hotels & Resorts, Inc.	4,819	0.97%	12,084
Mid-America Apartment Communities, Inc.	520	0.83%	9,593
NNN REIT, Inc.	1,589	0.76%	9,156
Four Corners Property Trust, Inc.	3,226	0.89%	8,869
National Storage Affiliates Trust	750	0.35%	8,087
Vornado Realty Trust	3,746	1.10%	7,726
Regency Centers Corp.	1,456	1.01%	7,646
Kite Realty Group Trust	3,923	0.98%	7,590
VICI Properties, Inc.	11,455	3.67%	6,871
Camden Property Trust	362	0.44%	6,770
Agree Realty Corp.	845	0.59%	6,700
WP Carey, Inc.	1,673	1.03%	6,489
Healthcare Realty Trust, Inc.	3,276	0.60%	6,341
Equity LifeStyle Properties, Inc.	1,489	1.08%	5,234
InvenTrust Properties Corp.	2,363	0.65%	4,582
Federal Realty Investment Trust	261	0.29%	3,717
Acadia Realty Trust	801	0.16%	3,538
Gaming and Leisure Properties, Inc.	3,599	1.82%	3,388
Terreno Realty Corp.	620	0.41%	2,727
Empire State Realty Trust, Inc. — Class A	1,222	0.13%	2,337
CubeSmart	1,010	0.51%	2,227
First Industrial Realty Trust, Inc.	1,651	0.88%	1,893
Pebblebrook Hotel Trust	1,103	0.17%	1,313
EPR Properties	585	0.27%	916
Lamar Advertising Co. — Class A	281	0.38%	405
Apple Hospitality REIT, Inc.	1,673	0.27%	(417)
Hudson Pacific Properties, Inc.	1,290	0.07%	(978)
Medical Properties Trust, Inc.	5,081	0.24%	(2,460)
Kilroy Realty Corp.	3,672	1.28%	(2,648)
Retail Opportunity Investments Corp.	4,289	0.60%	(2,773)
Outfront Media, Inc.	2,089	0.33%	(3,411)
Americold Realty Trust, Inc.	2,394	0.68%	(6,379)
Rexford Industrial Realty, Inc.	2,833	1.41%	(7,067)
Total Financial			1,177,555
Total MS Equity Long Custom Basket			$1,177,555

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	16,795	6.72%	$384,748
CareTrust REIT, Inc.	41,335	4.16%	316,889
Simon Property Group, Inc.	7,508	4.57%	313,627
Ventas, Inc.	28,846	5.93%	264,356
Digital Realty Trust, Inc.	8,425	5.13%	229,678
Gaming and Leisure Properties, Inc.	25,857	4.68%	205,656
Invitation Homes, Inc.	44,814	6.44%	172,975
Sabra Health Care REIT, Inc.	85,195	5.26%	131,866
Host Hotels & Resorts, Inc.	61,044	4.40%	115,234
Brixmor Property Group, Inc.	34,550	3.20%	91,520
Kimco Realty Corp.	38,526	3.00%	89,009
InvenTrust Properties Corp.	31,056	3.08%	77,378
Equity Residential	10,231	2.84%	71,613
Vornado Realty Trust	40,446	4.26%	66,859
American Homes 4 Rent — Class A	17,437	2.60%	61,495
Kite Realty Group Trust	36,311	3.26%	55,066
Prologis, Inc.	11,512	5.18%	53,328
Sun Communities, Inc.	1,918	0.92%	30,293
Highwoods Properties, Inc.	6,592	0.69%	30,293
VICI Properties, Inc.	41,298	4.74%	12,442
First Industrial Realty Trust, Inc.	11,460	2.18%	(4,791)
Equinix, Inc.	726	2.20%	(33,214)
Healthpeak Properties, Inc.	39,562	3.11%	(46,069)
Retail Opportunity Investments Corp.	56,350	2.81%	(65,073)
Kilroy Realty Corp.	36,710	4.59%	(79,602)
Alexandria Real Estate Equities, Inc.	8,650	4.05%	(158,207)
Total Financial			2,387,369
Total MS Equity Long Custom Basket			$2,387,369

MS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	111,965	(5.96)%	1,410,186
Realty Income Corp.	31,354	(6.61)%	548,801
Broadstone Net Lease, Inc.	54,088	(3.43)%	428,627
Mid-America Apartment Communities, Inc.	9,006	(5.13)%	244,464
Service Properties Trust	54,698	(1.12)%	219,886
JBG SMITH Properties	84,894	(5.16)%	200,552
Camden Property Trust	12,205	(5.32)%	175,838
Phillips Edison & Company, Inc.	58,762	(7.67)%	52,738
Pebblebrook Hotel Trust	60,005	(3.29)%	32,215
Federal Realty Investment Trust	17,759	(7.16)%	(16,204)
Terreno Realty Corp.	16,695	(3.94)%	(32,573)
LTC Properties, Inc.	29,962	(4.13)%	(49,197)
SL Green Realty Corp.	14,026	(3.17)%	(58,846)
EastGroup Properties, Inc.	6,603	(4.48)%	(70,976)
Sunstone Hotel Investors, Inc.	124,660	(5.21)%	(91,146)
National Health Investors, Inc.	18,688	(5.05)%	(278,874)
Omega Healthcare Investors, Inc.	53,180	(7.27)%	(317,203)
Macerich Co.	74,856	(4.61)%	(337,266)
Total Financial			2,061,022
Exchange-Traded Funds
Vanguard Real Estate ETF	33,755	(11.29)%	145,795
Total MS Equity Short Custom Basket			$2,206,817

**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2024.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$299,142,217	$–	$–	$299,142,217
Money Market Fund	18,880,424	–	–	18,880,424
Equity Custom Basket Swap Agreements**	–	8,334,781	–	8,334,781
Total Assets	$318,022,641	$8,334,781	$–	$326,357,422

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$28,483,361	$–	$–	$28,483,361
Exchange-Traded Funds Sold Short	3,568,093	–	–	3,568,093
Total Liabilities	$32,051,454	$–	$–	$32,051,454

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 93.1%
Financial - 26.2%
Stifel Financial Corp.	1,351	$113,687
Old National Bancorp	4,783	82,220
Cathay General Bancorp	1,919	72,385
STAG Industrial, Inc. REIT	1,972	71,110
First Horizon Corp.	4,469	70,476
Unum Group	1,349	68,948
Healthpeak Properties, Inc. REIT	3,164	62,010
Old Republic International Corp.	1,838	56,794
Hanmi Financial Corp.	3,167	52,952
LXP Industrial Trust REIT	5,801	52,905
First Merchants Corp.	1,561	51,966
Hancock Whitney Corp.	1,085	51,895
Prosperity Bancshares, Inc.	785	47,995
Jefferies Financial Group, Inc.	958	47,670
First American Financial Corp.	853	46,019
WisdomTree, Inc.	4,021	39,848
Synovus Financial Corp.	948	38,100
Apple Hospitality REIT, Inc.	2,566	37,310
Sunstone Hotel Investors, Inc. REIT	2,939	30,742
Jones Lang LaSalle, Inc.*	148	30,381
Independent Bank Group, Inc.	636	28,951
Stewart Information Services Corp.	461	28,619
United Bankshares, Inc.	711	23,065
First Hawaiian, Inc.	1,095	22,732
United Community Banks, Inc.	793	20,190
BOK Financial Corp.	202	18,511
RMR Group, Inc. — Class A	752	16,995
Piedmont Office Realty Trust, Inc. — Class A REIT	2,170	15,732
Total Financial		1,300,208
Industrial - 16.9%
Kirby Corp.*	802	96,024
Arcosa, Inc.	1,029	85,829
Summit Materials, Inc. — Class A*	1,911	69,962
Curtiss-Wright Corp.	258	69,913
Advanced Energy Industries, Inc.	603	65,582
Moog, Inc. — Class A	368	61,566
Knight-Swift Transportation Holdings, Inc.	1,220	60,902
MDU Resources Group, Inc.	2,345	58,859
Esab Corp.	521	49,198
Sonoco Products Co.	919	46,612
Graphic Packaging Holding Co.	1,704	44,662
Littelfuse, Inc.	139	35,527
Park Aerospace Corp.	2,491	34,077
Gates Industrial Corporation plc*	1,519	24,016
Timken Co.	172	13,782
NVE Corp.	164	12,249
Stoneridge, Inc.*	580	9,257
Total Industrial		838,017
Consumer, Non-cyclical - 16.1%
Encompass Health Corp.	1,385	118,819
MGP Ingredients, Inc.	1,353	100,663
Euronet Worldwide, Inc.*	829	85,801
Enovis Corp.*	1,511	68,297
Central Garden & Pet Co. — Class A*	1,676	55,367
RadNet, Inc.*	925	54,501
Addus HomeCare Corp.*	438	50,856
LivaNova plc*	906	49,667
Ingredion, Inc.	404	46,339
ICF International, Inc.	286	42,460
Perdoceo Education Corp.	1,747	37,421
Certara, Inc.*	2,301	31,869
Integer Holdings Corp.*	271	31,379
Azenta, Inc.*	474	24,942
Total Consumer, Non-cyclical		798,381
Consumer, Cyclical - 9.9%
Rush Enterprises, Inc. — Class A	2,335	97,766
H&E Equipment Services, Inc.	1,617	71,423
Crocs, Inc.*	451	65,819
Alaska Air Group, Inc.*	1,064	42,986
Sonic Automotive, Inc. — Class A	775	42,214
MSC Industrial Direct Company, Inc. — Class A	393	31,169
AutoNation, Inc.*	184	29,326
MarineMax, Inc.*	886	28,680
Advance Auto Parts, Inc.	401	25,395
Macy's, Inc.	1,063	20,410
Newell Brands, Inc.	2,347	15,044
Century Communities, Inc.	152	12,412
Methode Electronics, Inc.	987	10,216
Total Consumer, Cyclical		492,860
Energy - 9.9%
Liberty Energy, Inc. — Class A	4,949	103,385
Murphy Oil Corp.	2,336	96,337
CNX Resources Corp.*	3,432	83,397
Patterson-UTI Energy, Inc.	4,735	49,054
Diamondback Energy, Inc.	202	40,438
Baytex Energy Corp.	10,566	36,770
Talos Energy, Inc.*	2,585	31,408
Range Resources Corp.	792	26,556
ProPetro Holding Corp.*	2,756	23,894
Total Energy		491,239
Utilities - 4.7%
OGE Energy Corp.	2,711	96,783
Spire, Inc.	624	37,895
Black Hills Corp.	659	35,836
ALLETE, Inc.	491	30,614
Avista Corp.	883	30,561
Total Utilities		231,689
Basic Materials - 4.2%
Avient Corp.	1,422	62,070
Ashland, Inc.	565	53,387
Commercial Metals Co.	805	44,267
Huntsman Corp.	1,256	28,599
MP Materials Corp.*	1,563	19,897
Total Basic Materials		208,220
Technology - 2.8%
Science Applications International Corp.	641	75,350
Amkor Technology, Inc.	1,605	64,232
Total Technology		139,582

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 93.1% (continued)
Communications - 2.4%
Ciena Corp.*	743	$35,798
Calix, Inc.*	918	32,525
TEGNA, Inc.	1,694	23,614
Gray Television, Inc.	2,729	14,191
Luna Innovations, Inc.*	3,890	12,448
Total Communications		118,576
Total Common Stocks
(Cost $4,358,832)		4,618,772

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	2
Total Convertible Preferred Stocks
(Cost $5,968)		2

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp.*	17,705	8,190
Total Rights
(Cost $–)		8,190

EXCHANGE-TRADED FUNDS**,† - 3.3%
SPDR S&P Biotech ETF	1,778	164,838
Total Exchange-Traded Funds
(Cost $147,369)		164,838

MONEY MARKET FUND**,† - 3.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	151,034	151,034
Total Money Market Fund
(Cost $151,034)		151,034
Total Investments - 99.6%
(Cost $4,663,203)		$4,942,836
Other Assets & Liabilities, net - 0.4%		20,745
Total Net Assets - 100.0%		$4,963,581

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,618,772	$–	$–	$4,618,772
Convertible Preferred Stocks	–	–	2	2
Rights	8,190	–	–	8,190
Exchange-Traded Funds	164,838	–	–	164,838
Money Market Fund	151,034	–	–	151,034
Total Assets	$4,942,834	$–	$2	$4,942,836

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 98.0%
Industrial - 22.5%
Curtiss-Wright Corp.	27,782	$7,528,366
Graphic Packaging Holding Co.	279,720	7,331,461
Teledyne Technologies, Inc.*	18,440	7,154,351
Kirby Corp.*	59,036	7,068,380
Summit Materials, Inc. — Class A*	141,380	5,175,922
Knight-Swift Transportation Holdings, Inc.	99,408	4,962,448
Coherent Corp.*	66,386	4,810,330
Advanced Energy Industries, Inc.	42,919	4,667,870
Arcosa, Inc.	55,422	4,622,749
MDU Resources Group, Inc.	160,895	4,038,464
Esab Corp.	41,571	3,925,549
Johnson Controls International plc	56,979	3,787,394
A O Smith Corp.	33,178	2,713,297
Littelfuse, Inc.	9,911	2,533,153
Park Aerospace Corp.	174,887	2,392,454
Timken Co.	24,565	1,968,393
Gates Industrial Corporation plc*	111,817	1,767,827
Sonoco Products Co.	34,129	1,731,023
GATX Corp.	8,247	1,091,573
NVE Corp.	11,642	869,541
Regal Rexnord Corp.	5,480	741,006
Stoneridge, Inc.*	41,338	659,755
Total Industrial		81,541,306
Financial - 19.8%
Unum Group	205,355	10,495,694
Jefferies Financial Group, Inc.	185,403	9,225,653
Stifel Financial Corp.	104,308	8,777,518
Old Republic International Corp.	266,805	8,244,275
First Horizon Corp.	369,776	5,831,368
Alexandria Real Estate Equities, Inc. REIT	45,826	5,360,267
Prosperity Bancshares, Inc.	74,846	4,576,084
Jones Lang LaSalle, Inc.*	21,074	4,326,071
First Merchants Corp.	114,112	3,798,788
Stewart Information Services Corp.	49,893	3,097,357
WisdomTree, Inc.	285,549	2,829,791
Apple Hospitality REIT, Inc.	191,498	2,784,381
Axos Financial, Inc.*	42,006	2,400,643
Total Financial		71,747,890
Consumer, Non-cyclical - 16.0%
Encompass Health Corp.	96,089	8,243,475
Ingredion, Inc.	66,822	7,664,484
MGP Ingredients, Inc.	98,283	7,312,255
Euronet Worldwide, Inc.*	66,598	6,892,893
Integer Holdings Corp.*	53,596	6,205,881
Enovis Corp.*	108,056	4,884,131
RadNet, Inc.*	66,669	3,928,138
Central Garden & Pet Co. — Class A*	110,835	3,660,880
ICF International, Inc.	19,374	2,876,264
LivaNova plc*	39,390	2,159,360
Azenta, Inc.*	33,889	1,783,239
Certara, Inc.*	109,254	1,513,168
Conagra Brands, Inc.	29,950	851,179
Total Consumer, Non-cyclical		57,975,347
Technology - 8.5%
Teradyne, Inc.	59,776	8,864,183
Leidos Holdings, Inc.	45,214	6,595,819
MACOM Technology Solutions Holdings, Inc.*	50,130	5,587,991
Science Applications International Corp.	43,533	5,117,304
Amkor Technology, Inc.	118,412	4,738,848
Total Technology		30,904,145
Consumer, Cyclical - 7.9%
H&E Equipment Services, Inc.	115,711	5,110,955
MSC Industrial Direct Company, Inc. — Class A	53,460	4,239,913
Crocs, Inc.*	28,304	4,130,686
Sonic Automotive, Inc. — Class A	56,308	3,067,097
Ralph Lauren Corp. — Class A	13,201	2,310,967
AutoNation, Inc.*	13,370	2,130,910
Lakeland Industries, Inc.	82,219	1,886,104
Advance Auto Parts, Inc.	28,844	1,826,690
Lear Corp.	14,734	1,682,770
Newell Brands, Inc.	141,095	904,419
Century Communities, Inc.	11,018	899,730
Methode Electronics, Inc.	68,189	705,756
Total Consumer, Cyclical		28,895,997
Basic Materials - 7.7%
Reliance, Inc.	20,537	5,865,367
Avient Corp.	109,330	4,772,254
Westlake Corp.	30,968	4,484,786
Ashland, Inc.	41,548	3,925,871
Huntsman Corp.	152,929	3,482,193
Nucor Corp.	21,263	3,361,255
MP Materials Corp.*	169,089	2,152,503
Total Basic Materials		28,044,229
Utilities - 7.5%
Pinnacle West Capital Corp.	113,431	8,663,860
OGE Energy Corp.	233,750	8,344,875
Evergy, Inc.	154,154	8,165,537
Black Hills Corp.	35,919	1,953,275
Total Utilities		27,127,547
Energy - 6.6%
Diamondback Energy, Inc.	40,485	8,104,692
Murphy Oil Corp.	98,302	4,053,975
Liberty Energy, Inc. — Class A	165,250	3,452,073
Equities Corp.	73,308	2,710,930
Talos Energy, Inc.*	188,175	2,286,326
Kinder Morgan, Inc.	112,598	2,237,322
Patterson-UTI Energy, Inc.	116,563	1,207,593
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		24,052,912
Communications - 1.5%
Calix, Inc.*	65,690	2,327,397
Ciena Corp.*	47,396	2,283,539
Luna Innovations, Inc.*	278,235	890,352
Total Communications		5,501,288
Total Common Stocks
(Cost $286,761,206)		355,790,661

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
CONVERTIBLE PREFERRED STOCK††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	$482
Total Convertible Preferred Stock
(Cost $1,577,634)		482

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.	516,551	238,956
Total Rights
(Cost $–)		238,956

MONEY MARKET FUND***,† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[3]	7,184,082	7,184,082
Total Money Market Fund
(Cost $7,184,082)		7,184,082
Total Investments - 100.1%
(Cost $295,522,922)		$363,214,181
Other Assets & Liabilities, net - (0.1)%		(302,400)
Total Net Assets - 100.0%		$362,911,781

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$355,790,660	$—	$1	$355,790,661
Convertible Preferred Stock	—	—	482	482
Rights	238,956	—	—	238,956
Money Market Fund	7,184,082	—	—	7,184,082
Total Assets	$363,213,698	$—	$483	$363,214,181

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24
Common Stocks
HydroGen Corp.*	$2	$–	$–	$–	$(1)	$1	1,265,700

*	Non-income producing security.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 21.9%
Technology - 7.9%
Microsoft Corp.	10,352	$4,626,826
Apple, Inc.	20,382	4,292,857
NVIDIA Corp.	26,450	3,267,633
Broadcom, Inc.	836	1,342,223
Applied Materials, Inc.	3,448	813,694
QUALCOMM, Inc.	3,929	782,578
International Business Machines Corp.	4,413	763,228
KLA Corp.	867	714,850
Skyworks Solutions, Inc.	6,208	661,649
Qorvo, Inc.*	5,668	657,715
NXP Semiconductor N.V.	2,323	625,096
NetApp, Inc.	4,739	610,383
Fair Isaac Corp.*	286	425,757
HP, Inc.	9,888	346,278
Akamai Technologies, Inc.*	2,139	192,681
Total Technology		20,123,448
Consumer, Non-cyclical - 3.5%
Merck & Company, Inc.	7,253	897,921
AbbVie, Inc.	5,157	884,529
Amgen, Inc.	2,420	756,129
Philip Morris International, Inc.	7,144	723,902
Regeneron Pharmaceuticals, Inc.*	668	702,088
Gilead Sciences, Inc.	10,064	690,491
Vertex Pharmaceuticals, Inc.*	1,440	674,957
Bristol-Myers Squibb Co.	15,769	654,887
Altria Group, Inc.	13,884	632,416
United Rentals, Inc.	943	609,866
Molina Healthcare, Inc.*	1,846	548,816
DaVita, Inc.*	3,314	459,221
HCA Healthcare, Inc.	1,005	322,886
Eli Lilly & Co.	312	282,478
UnitedHealth Group, Inc.	327	166,528
Total Consumer, Non-cyclical		9,007,115
Communications - 2.7%
Alphabet, Inc. — Class C	9,993	1,832,916
Amazon.com, Inc.*	8,593	1,660,597
Cisco Systems, Inc.	17,031	809,143
Meta Platforms, Inc. — Class A	1,473	742,716
Motorola Solutions, Inc.	1,694	653,969
eBay, Inc.	10,911	586,139
F5, Inc.*	3,352	577,315
Total Communications		6,862,795
Industrial - 2.6%
Caterpillar, Inc.	2,316	771,460
Deere & Co.	1,806	674,776
Lockheed Martin Corp.	1,441	673,091
Dover Corp.	3,217	580,507
Allegion plc	4,751	561,331
Masco Corp.	8,413	560,895
A O Smith Corp.	6,831	558,639
Snap-on, Inc.	2,103	549,703
Builders FirstSource, Inc.*	3,838	531,217
Illinois Tool Works, Inc.	2,231	528,658
Keysight Technologies, Inc.*	1,788	244,509
Garmin Ltd.	1,109	180,678
TransDigm Group, Inc.	122	155,869
Total Industrial		6,571,333
Financial - 2.4%
Synchrony Financial	13,230	624,338
MetLife, Inc.	8,576	601,949
Prudential Financial, Inc.	5,136	601,888
Travelers Companies, Inc.	2,905	590,703
Hartford Financial Services Group, Inc.	5,822	585,344
Fifth Third Bancorp	15,906	580,410
Everest Group Ltd.	1,492	568,482
Loews Corp.	7,506	560,998
Berkshire Hathaway, Inc. — Class B*	940	382,392
American Express Co.	1,379	319,308
Arch Capital Group Ltd.*	2,852	287,738
American International Group, Inc.	3,766	279,588
JPMorgan Chase & Co.	887	179,405
Total Financial		6,162,543
Consumer, Cyclical - 2.0%
General Motors Co.	13,512	627,768
WW Grainger, Inc.	668	602,696
Cummins, Inc.	2,127	589,030
DR Horton, Inc.	4,158	585,987
PACCAR, Inc.	5,644	580,993
Lennar Corp. — Class A	3,776	565,909
Domino's Pizza, Inc.	1,096	565,898
PulteGroup, Inc.	5,088	560,189
BorgWarner, Inc.	6,623	213,525
Tesla, Inc.*	940	186,007
Total Consumer, Cyclical		5,078,002
Energy - 0.5%
Valero Energy Corp.	3,991	625,629
Marathon Petroleum Corp.	3,588	622,446
Exxon Mobil Corp.	1,465	168,651
Total Energy		1,416,726
Basic Materials - 0.2%
CF Industries Holdings, Inc.	7,389	547,673
Utilities - 0.1%
NRG Energy, Inc.	3,307	257,483
Total Common Stocks
(Cost $46,402,123)		56,027,118

MUTUAL FUNDS† - 74.6%
Guggenheim Strategy Fund III[1]	3,308,739	81,825,123
Guggenheim Strategy Fund II1	3,059,322	75,412,290
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,356,464	33,363,249
Total Mutual Funds
(Cost $190,073,867)		190,600,662

MONEY MARKET FUND***,† - 3.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	9,407,598	9,407,598
Total Money Market Fund
(Cost $9,407,598)		9,407,598
Total Investments - 100.2%
(Cost $245,883,588)		$256,035,378
Other Assets & Liabilities, net - (0.2)%		(488,067)
Total Net Assets - 100.0%		$255,547,311

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	30	Sep 2024	$8,285,250	$(35,778)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	5.89% (Federal Funds Rate + 0.56%)	At Maturity	03/03/25	16,086	$191,511,712	$22,586,867

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$56,027,118	$—	$—	$56,027,118
Mutual Funds	190,600,662	—	—	190,600,662
Money Market Fund	9,407,598	—	—	9,407,598
Equity Index Swap Agreements**	—	22,586,867	—	22,586,867
Total Assets	$256,035,378	$22,586,867	$—	$278,622,245

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$35,778	$—	$—	$35,778

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$59,650,586	$22,012,145	$(7,248,060)	$(135,275)	$1,132,894	$75,412,290	3,059,322	$2,795,454
Guggenheim Strategy Fund III	72,469,308	18,994,533	(10,904,674)	(212,232)	1,478,188	81,825,123	3,308,739	3,021,114
Guggenheim Ultra Short Duration Fund — Institutional Class	31,420,533	1,320,336	–	–	622,380	33,363,249	3,356,464	1,325,496
	$163,540,427	$42,327,014	$(18,152,734)	$(347,507)	$3,233,462	$190,600,662		$7,142,064

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 26.0%
Industrial - 7.8%
Owens Corning	2,334	$405,462
Lennox International, Inc.	670	358,437
Applied Industrial Technologies, Inc.	1,556	301,864
UFP Industries, Inc.	2,550	285,600
Lincoln Electric Holdings, Inc.	1,493	281,639
Carlisle Companies, Inc.	691	280,000
Advanced Drainage Systems, Inc.	1,736	278,437
Vontier Corp.	7,039	268,890
Acuity Brands, Inc.	985	237,819
Terex Corp.	3,948	216,508
Timken Co.	2,636	211,223
Mueller Industries, Inc.	3,395	193,311
Allegion plc	1,628	192,348
Masco Corp.	2,854	190,276
Snap-on, Inc.	671	175,393
Boise Cascade Co.	1,457	173,703
Simpson Manufacturing Company, Inc.	969	163,306
Builders FirstSource, Inc.*	1,170	161,940
Donaldson Company, Inc.	2,233	159,794
Fortune Brands Innovations, Inc.	1,773	115,139
Mettler-Toledo International, Inc.*	82	114,603
Watts Water Technologies, Inc. — Class A	537	98,470
Illinois Tool Works, Inc.	348	82,462
Armstrong World Industries, Inc.	679	76,890
AAON, Inc.	783	68,309
Universal Display Corp.	320	67,280
EMCOR Group, Inc.	162	59,143
A O Smith Corp.	703	57,491
Garmin Ltd.	350	57,022
Esab Corp.	600	56,658
Chart Industries, Inc.*	391	56,437
Comfort Systems USA, Inc.	185	56,262
Jabil, Inc.	503	54,721
TopBuild Corp.*	141	54,323
Crown Holdings, Inc.	700	52,073
Trex Company, Inc.*	692	51,291
NEXTracker, Inc. — Class A*	715	33,519
Total Industrial		5,748,043
Consumer, Cyclical - 6.2%
Toll Brothers, Inc.	2,871	330,682
Wingstop, Inc.	647	273,461
Core & Main, Inc. — Class A*	5,477	268,045
KB Home	3,287	230,681
Travel + Leisure Co.	4,675	210,281
MSC Industrial Direct Company, Inc. — Class A	2,590	205,413
Murphy USA, Inc.	417	195,765
Williams-Sonoma, Inc.	693	195,682
Domino's Pizza, Inc.	370	191,042
Light & Wonder, Inc. — Class A*	1,820	190,882
PulteGroup, Inc.	1,691	186,179
Lennar Corp. — Class A	1,217	182,392
PACCAR, Inc.	1,758	180,969
Meritage Homes Corp.	1,101	178,197
Yum! Brands, Inc.	1,043	138,156
Skechers USA, Inc. — Class A*	1,846	127,595
Tempur Sealy International, Inc.	2,436	115,320
Crocs, Inc.*	788	115,001
Watsco, Inc.	208	96,354
Visteon Corp.*	898	95,817
Autoliv, Inc.	877	93,830
Mattel, Inc.*	4,673	75,983
Dick's Sporting Goods, Inc.	297	63,810
AutoZone, Inc.*	21	62,246
Boyd Gaming Corp.	1,077	59,343
Royal Caribbean Cruises Ltd.*	369	58,830
Las Vegas Sands Corp.	1,324	58,587
WW Grainger, Inc.	64	57,743
Gentex Corp.	1,669	56,262
DR Horton, Inc.	398	56,090
Wynn Resorts Ltd.	619	55,401
Brunswick Corp.	741	53,922
YETI Holdings, Inc.*	1,341	51,159
Casey's General Stores, Inc.	132	50,366
Total Consumer, Cyclical		4,561,486
Technology - 3.9%
Pure Storage, Inc. — Class A*	5,651	362,798
Dropbox, Inc. — Class A*	12,552	282,043
Qualys, Inc.*	1,948	277,785
Cirrus Logic, Inc.*	2,076	265,022
NetApp, Inc.	1,575	202,860
KLA Corp.	238	196,233
NXP Semiconductor N.V.	704	189,439
Teradata Corp.*	4,555	157,421
CommVault Systems, Inc.*	792	96,283
Appfolio, Inc. — Class A*	362	88,534
Fair Isaac Corp.*	59	87,831
Duolingo, Inc.*	331	69,070
Autodesk, Inc.*	266	65,822
Manhattan Associates, Inc.*	260	64,137
Monolithic Power Systems, Inc.	78	64,091
MACOM Technology Solutions Holdings, Inc.*	573	63,872
Rambus, Inc.*	1,031	60,582
Onto Innovation, Inc.*	265	58,183
IPG Photonics Corp.*	673	56,795
Microchip Technology, Inc.	610	55,815
ON Semiconductor Corp.*	792	54,292
Lattice Semiconductor Corp.*	912	52,887
Total Technology		2,871,795
Consumer, Non-cyclical - 3.1%
Neurocrine Biosciences, Inc.*	2,791	384,237
United Therapeutics Corp.*	973	309,949
H&R Block, Inc.	5,662	307,050
Halozyme Therapeutics, Inc.*	4,579	239,756
Jazz Pharmaceuticals plc*	2,143	228,722
United Rentals, Inc.	300	194,019
Molina Healthcare, Inc.*	379	112,677
Exelixis, Inc.*	3,743	84,105
Coca-Cola Consolidated, Inc.	64	69,440
elf Beauty, Inc.*	312	65,745
Lantheus Holdings, Inc.*	796	63,911
Celsius Holdings, Inc.*	996	56,862
WEX, Inc.*	317	56,153
Sarepta Therapeutics, Inc.*	353	55,774
DaVita, Inc.*	400	55,428

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 26.0% (continued)
Consumer, Non-cyclical - 3.1% (continued)
BioMarin Pharmaceutical, Inc.*	462	$38,037
Total Consumer, Non-cyclical		2,321,865
Energy - 1.7%
Marathon Petroleum Corp.	1,098	190,481
Chord Energy Corp.	925	155,104
CNX Resources Corp.*	5,242	127,380
Permian Resources Corp.	7,602	122,772
Antero Midstream Corp.	8,084	119,158
Targa Resources Corp.	924	118,993
SM Energy Co.	2,260	97,700
Civitas Resources, Inc.	1,383	95,427
Ovintiv, Inc.	1,905	89,287
Weatherford International plc*	517	63,307
Matador Resources Co.	991	59,064
Texas Pacific Land Corp.	52	38,182
Total Energy		1,276,855
Financial - 1.6%
Interactive Brokers Group, Inc. — Class A	2,054	251,820
MGIC Investment Corp.	10,416	224,465
International Bancshares Corp.	3,056	174,834
RenaissanceRe Holdings Ltd.	678	151,540
East West Bancorp, Inc.	1,090	79,821
Kinsale Capital Group, Inc.	191	73,588
Evercore, Inc. — Class A	291	60,653
Cullen/Frost Bankers, Inc.	577	58,640
Carlyle Group, Inc.	1,457	58,499
Erie Indemnity Co. — Class A	160	57,984
Total Financial		1,191,844
Communications - 0.9%
Ciena Corp.*	3,641	175,423
GoDaddy, Inc. — Class A*	1,239	173,101
Motorola Solutions, Inc.	443	171,020
Arista Networks, Inc.*	193	67,643
VeriSign, Inc.*	319	56,718
Etsy, Inc.*	887	52,315
Total Communications		696,220
Basic Materials - 0.8%
NewMarket Corp.	450	232,006
Cabot Corp.	2,329	214,012
CF Industries Holdings, Inc.	1,089	80,717
Reliance, Inc.	198	56,549
Total Basic Materials		583,284
Total Common Stocks
(Cost $17,775,576)		19,251,392

MUTUAL FUNDS† - 72.7%
Guggenheim Strategy Fund II1	1,046,948	25,807,266
Guggenheim Strategy Fund III[1]	1,042,684	25,785,565
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	227,140	2,257,775
Total Mutual Funds
(Cost $53,332,181)		53,850,606

MONEY MARKET FUND***,† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	907,088	907,088
Total Money Market Fund
(Cost $907,088)		907,088
Total Investments - 99.9%
(Cost $72,014,845)		$74,009,086
Other Assets & Liabilities, net - 0.1%		66,499
Total Net Assets - 100.0%		$74,075,585

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	3	Sep 2024	$887,730	$261
S&P 500 Index Mini Futures Contracts	1	Sep 2024	276,175	(1,193)
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2024	398,650	(5,293)
			$1,562,555	$(6,225)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	03/03/25	10,144	$55,401,760	$3,402,237

*	Non-income producing security.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,251,392	$—	$—	$19,251,392
Mutual Funds	53,850,606	—	—	53,850,606
Money Market Fund	907,088	—	—	907,088
Equity Futures Contracts**	261	—	—	261
Equity Index Swap Agreements**	—	3,402,237	—	3,402,237
Total Assets	$74,009,347	$3,402,237	$—	$77,411,584

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,486	$—	$—	$6,486

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$22,166,962	$5,708,633	$(2,433,010)	$(38,798)	$403,479	$25,807,266	1,046,948	$1,028,373
Guggenheim Strategy Fund III	23,628,764	4,219,389	(2,487,120)	(78,603)	503,135	25,785,565	1,042,684	987,089
Guggenheim Ultra Short Duration Fund — Institutional Class	2,126,306	89,350	–	–	42,119	2,257,775	227,140	89,700
	$47,922,032	$10,017,372	$(4,920,130)	$(117,401)	$948,733	$53,850,606		$2,105,162

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 0.0%
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	44,094	$85,554
YAK BLOCKER 2 LLC*,†††	40,754	79,075
API Heat Transfer Intermediate*,†††	31	46,405
BP Holdco LLC*,†††,1	532	645
Vector Phoenix Holdings, LP*,†††	532	11
Total Industrial		211,690
Communications - 0.0%
Vacasa, Inc. — Class A*	18,219	88,727
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	9,315,080	931
Total Common Stocks
(Cost $3,668,341)		301,348

PREFERRED STOCKS†† - 2.8%
Financial - 2.6%
Markel Group, Inc.
6.00%	72,131,000	71,630,988
Equitable Holdings, Inc.
4.95%	71,314,000	70,203,605
Citigroup, Inc.
3.88%	31,175,000	29,504,248
4.00%	26,571,000	25,446,438
7.63%[3]	14,300,000	14,888,874
Wells Fargo & Co.
3.90%	66,688,000	63,815,474
7.63%[3]	4,100,000	4,366,111
Charles Schwab Corp.
4.00%	73,673,000	62,917,773
Bank of New York Mellon Corp.
3.75%	65,200,000	60,165,752
Goldman Sachs Group, Inc.
7.50%	25,300,000	26,017,356
3.80%[3]	25,830,000	24,344,331
3.65%[3]	2,450,000	2,278,245
MetLife, Inc.
3.85%	53,467,000	51,748,608
JPMorgan Chase & Co.
3.65%[3]	37,412,000	35,386,499
Bank of America Corp.
4.38%	27,700,000	26,196,807
Kuvare US Holdings, Inc.
7.00% due 02/17/51[4]	15,731,000	15,652,345
CNO Financial Group, Inc.
5.13% due 11/25/60	715,225	13,875,365
Jackson Financial, Inc.
8.00%	472,000	12,154,000
Selective Insurance Group, Inc.
4.60%	541,225	9,823,234
Depository Trust & Clearing Corp.
3.38%[3,4]	4,750,000	4,461,319
State Street Corp.
6.70%[3]	2,645,000	2,660,767
Assurant, Inc.
5.25% due 01/15/61	14,200	297,064
First Republic Bank
4.25%*	2,368,525	47,371
4.50%*	276,775	5,535
Total Financial		627,888,109
Communications - 0.2%
AT&T Mobility II LLC
6.80%*,†††	47,000	46,910,230
Government - 0.0%
CoBank ACB
4.25%	3,300,000	2,870,091
Total Preferred Stocks
(Cost $777,801,923)		677,668,430

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	101,490	2,862
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,2	2,846,274	285
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,2	1,035,008	103
Total Warrants
(Cost $233,835)		3,250

MUTUAL FUNDS† - 0.8%
Guggenheim Limited Duration Fund — Class R6[1]	5,289,663	127,692,456
Guggenheim Strategy Fund II1	1,220,601	30,087,805
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,981,260	29,633,728
Guggenheim Strategy Fund III[1]	656,734	16,241,021
Total Mutual Funds
(Cost $201,610,504)		203,655,010

MONEY MARKET FUNDS***,† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[5]	183,982,826	183,982,826
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.18%[5]	6,902,409	6,902,409
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.17%[5]	4,633,176	4,633,176
Total Money Market Funds
(Cost $195,518,411)		195,518,411

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7%
Government Agency - 21.8%
Uniform MBS 30 Year
due 09/01/24[15]	665,909,319	$667,567,433
due 09/01/24[15]	769,000,000	654,485,134
due 08/01/24[15]	254,894,289	255,564,661
due 09/01/24[15]	200,240,000	164,173,334
due 09/01/24[15]	192,250,000	150,496,184
due 09/01/24[15]	123,633,969	122,141,669
Fannie Mae
5.00% due 05/01/53	282,052,219	273,020,698
3.00% due 05/01/52	220,813,968	188,069,908
5.50% due 05/01/53	182,726,744	180,345,644
5.00% due 04/01/53	176,557,187	170,867,753
5.50% due 06/01/54	159,581,799	157,419,737
5.50% due 06/01/53	152,879,928	151,113,641
5.00% due 08/01/53	79,802,710	77,225,702
5.00% due 12/01/53	76,874,903	74,306,405
5.00% due 06/01/53	59,456,983	57,488,514
5.00% due 09/01/52	29,068,025	28,151,350
5.00% due 01/01/54	23,524,935	22,738,917
due 12/25/43[6,13]	9,648,879	7,073,131
3.05% due 03/01/50	5,792,065	4,518,203
2.51% due 10/01/46	5,408,089	4,139,645
due 10/25/43[6,13]	4,914,550	3,627,254
2.49% due 12/01/39	4,086,658	3,164,229
4.24% due 08/01/48	3,359,880	2,991,286
2.54% due 12/01/39	3,565,224	2,773,489
3.00% due 01/01/52	2,828,956	2,410,798
3.42% due 10/01/47	2,634,968	2,225,859
3.26% due 11/01/46	2,262,074	1,885,314
2.69% due 02/01/52	2,407,370	1,779,226
2.49% due 09/01/51	2,439,959	1,736,807
2.62% due 12/01/51	2,250,950	1,647,650
2.93% due 03/01/52	2,016,264	1,549,996
3.46% due 08/01/49	1,607,119	1,343,470
2.51% due 07/01/50	1,722,489	1,266,917
2.43% due 12/01/51	1,900,000	1,198,327
3.74% due 02/01/48	1,195,918	1,038,680
4.05% due 09/01/48	1,107,938	991,463
2.32% due 07/01/50	1,318,824	943,765
2.34% due 09/01/39	1,231,291	909,186
3.96% due 06/01/49	921,115	800,095
3.00% due 05/01/52	915,983	788,601
3.60% due 10/01/47	882,999	753,920
2.65% due 12/01/51	964,091	705,112
3.63% due 01/01/37	687,362	612,150
2.34% due 03/01/51	846,749	606,896
3.50% due 12/01/46	623,823	564,644
3.91% due 07/01/49	646,470	556,849
5.32% due 06/01/33	530,000	533,561
2.50% due 01/25/52	851,540	524,974
2.75% due 11/01/31	589,269	520,917
3.18% due 09/01/42	622,900	518,753
4.00% due 06/01/52	517,270	477,571
2.56% due 05/01/39	583,152	444,013
3.50% due 11/01/47	468,471	423,636
2.51% due 02/01/48	560,197	420,767
3.00% due 07/01/46	435,761	378,406
4.00% due 01/01/46	382,314	357,942
4.00% due 12/01/38	345,492	330,695
3.51% due 11/01/47	356,016	303,446
3.50% due 10/01/45	327,478	297,187
4.33% due 09/01/48	318,740	294,274

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Government Agency - 21.8% (continued)
4.22% due 04/01/49	314,300	$277,776
4.00% due 11/01/38	290,157	277,750
2.50% due 11/25/50	463,454	264,567
4.50% due 02/01/45	271,342	262,232
4.50% due 03/01/48	254,527	244,135
4.23% due 07/01/39	265,210	239,588
3.77% due 08/01/45	282,889	239,495
5.00% due 12/01/44	219,794	216,799
4.50% due 04/01/48	219,325	209,308
3.00% due 03/01/52	230,703	197,771
3.50% due 12/01/45	197,175	178,719
3.50% due 08/01/43	187,160	170,033
2.00% due 10/25/51	338,078	168,442
3.95% due 06/01/49	186,970	162,475
3.18% due 08/01/42	178,418	148,561
4.50% due 05/01/47	147,723	142,760
4.00% due 10/01/45	122,110	114,363
2.06% due 09/01/36	140,000	104,811
5.00% due 05/01/44	104,750	103,322
3.50% due 04/01/48	105,641	95,192
5.00% due 04/01/44	69,410	67,813
2.28% due 01/01/51	67,226	48,082
3.50% due 06/01/46	12,490	11,305
Freddie Mac
5.50% due 09/01/53	197,442,495	196,910,513
5.00% due 04/01/53	193,470,271	187,179,705
5.50% due 06/01/54	189,434,553	186,868,048
5.00% due 06/01/53	172,566,986	166,795,526
5.50% due 06/01/53	167,825,221	165,977,100
5.00% due 09/01/52	78,324,814	75,902,421
5.00% due 03/01/53	67,629,666	65,461,115
5.00% due 01/01/54	24,445,246	23,627,341
5.50% due 02/01/53	12,586,195	12,483,661
5.00% due 08/01/53	9,535,023	9,288,322
4.50% due 08/01/52	1,086,845	1,035,070
1.96% due 05/01/50	1,507,559	1,018,902
3.50% due 01/01/44	562,796	513,198
2.00% due 10/25/51	845,194	423,692
3.00% due 08/01/46	463,312	405,420
2.00% due 09/25/51	560,874	275,067
4.00% due 02/01/46	275,678	255,545
4.00% due 01/01/46	256,875	240,813
4.00% due 05/25/52	270,000	217,443
4.50% due 06/01/48	201,091	192,882
3.50% due 12/01/45	175,144	158,867
4.00% due 11/01/45	156,494	146,707
4.00% due 08/01/45	141,249	132,415
4.00% due 09/01/45	132,301	124,027
2.50% due 02/25/52	138,088	79,795
Uniform MBS 15 Year
due 08/01/24[15]	367,358,741	364,158,311
due 09/01/24[15]	62,191,259	61,627,682
Ginnie Mae
due 08/01/24[15]	82,908,123	83,248,046
due 08/01/24[15]	78,577,939	77,963,695
due 09/01/24[15]	38,683,269	38,817,887
due 09/01/24[15]	36,815,962	36,512,304
6.00% due 06/20/47	14,126,490	14,087,899

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Government Agency - 21.8% (continued)
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,7	200,687,927	$18,814,935
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	10,495,357	8,292,239
2.00% due 05/25/60	8,597,405	6,805,915
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	10,111,374	7,978,227
Freddie Mac Multifamily Structured Pass Through Certificates
0.63% (WAC) due 12/25/24◊,7	40,016,410	55,315
Total Government Agency		5,273,627,137
Residential Mortgage-Backed Securities - 9.7%
OBX Trust
2024-NQM5, 6.39% due 12/01/64[4,8]	21,534,412	21,507,214
2024-NQM6, 6.85% due 02/25/64[4,8]	18,214,351	18,355,269
2024-NQM5, 5.99% due 12/01/64[4,8]	17,428,071	17,418,964
2024-NQM4, 6.07% due 01/25/64[4,8]	16,000,939	15,975,575
2024-NQM7, 6.24% due 03/25/64[4,8]	14,068,474	14,126,953
2024-NQM6, 6.45% due 02/25/64[4,8]	13,913,809	14,015,452
2024-NQM9, 6.44% due 01/25/64[4,8]	12,857,000	12,814,424
2024-NQM8, 6.59% due 05/25/64[4,8]	11,014,837	11,054,898
2024-NQM6, 6.70% due 02/25/64[4,8]	10,876,287	10,949,452
2024-NQM5, 6.29% due 12/01/64[4,8]	10,743,332	10,737,657
2022-NQM9, 6.45% due 09/25/62[4,8,9]	10,511,945	10,505,785
2024-NQM7, 6.60% due 03/25/64[4,8]	10,182,427	10,210,332
2024-NQM8, 6.23% due 05/25/64[4,8]	9,670,839	9,715,193
2024-NQM10, due 05/25/64[4,8,15]	8,700,000	8,699,931
2024-NQM4, 6.32% due 01/25/64[4,8]	8,719,075	8,692,763
2024-NQM8, 6.44% due 05/25/64[4,8]	8,232,612	8,253,163
2024-NQM7, 6.45% due 03/25/64[4,8]	7,083,428	7,099,627
2024-NQM3, 6.13% due 12/25/63[4,8]	6,804,514	6,816,790
2024-NQM3, 6.33% due 12/25/63[4,8]	5,639,358	5,639,219
2023-NQM9, 7.66% due 10/25/63[4,8]	5,454,123	5,538,543
2023-NQM2, 6.32% due 01/25/62[4,8]	5,497,495	5,499,186
2024-NQM4, 6.22% due 01/25/64[4,8]	4,024,188	4,016,544
2024-NQM2, 6.18% due 12/25/63[4,8]	3,724,501	3,702,921
2024-NQM9, 6.28% due 01/25/64[4,8]	3,600,000	3,588,616
2022-NQM8, 6.10% due 09/25/62[4,8]	3,465,233	3,444,709
2023-NQM2, 6.72% due 01/25/62[8,9]	3,197,851	3,202,643
2024-NQM3, 6.43% due 12/25/63[8,9]	1,771,038	1,767,446

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
CSMC Trust
2021-RPL4, 4.04% (WAC) due 12/27/60◊,4	59,414,465	$58,257,421
2020-RPL5, 4.71% (WAC) due 08/25/60◊,4	57,256,576	56,993,453
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	50,273,852	48,507,536
2021-RPL1, 4.06% (WAC) due 09/27/60◊,4	23,089,830	22,595,301
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,8]	78,718,326	74,067,750
2023-NQM2, 4.50% due 05/25/62[4,8,9]	29,253,346	28,346,406
2024-NQM3, 6.19% due 03/25/64[4,8]	13,623,975	13,657,539
2021-HE1, 6.84% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	7,500,000	7,481,487
2024-NQM1, 6.40% due 12/01/63[4,8]	7,099,386	7,100,773
2024-NQM3, 6.50% due 03/25/64[4,8]	6,291,627	6,304,714
2023-NQM6, 7.06% due 09/25/63[4,8]	5,923,940	5,945,319
2023-NQM5, 7.01% due 06/25/63[4,8]	3,772,483	3,779,895
2024-NQM3, 6.39% due 03/25/64[8,9]	2,307,561	2,312,385
PRPM LLC
2021-5, 4.79% due 06/25/26[4,8]	52,610,090	52,189,704
2021-8, 1.74% (WAC) due 09/25/26◊,4	26,823,697	26,037,676
2024-RPL2, 3.50% due 05/25/54[4]	25,157,378	23,770,110
2023-1, 6.88% (WAC) due 02/25/28◊,4	17,937,418	18,001,725
2022-1, 3.72% due 02/25/27[4,8]	9,829,033	9,658,061
2023-RCF1, 4.00% due 06/25/53[4,8]	4,185,251	4,038,334
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[4,8]	30,912,792	30,930,718
2023-1, 4.75% due 09/26/67[4,8]	21,334,017	20,536,754
2023-2, 4.65% due 10/25/67[4,8]	21,038,750	20,333,844
2024-2, 5.99% due 01/25/69[4,8]	18,993,343	18,904,121
2024-4, 6.50% due 01/25/69[4,8]	9,522,453	9,523,612
2024-2, 6.19% due 01/25/69[4,8]	9,306,738	9,269,297
2024-2, 6.25% due 01/25/69[4,8]	8,584,041	8,523,511
2024-3, 4.80% due 11/26/68[4,8,9]	7,808,309	7,565,787
2024-4, 6.40% due 01/25/69[4,8]	4,690,864	4,691,388
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,4	97,330,461	87,983,641
2021-13, 2.50% (WAC) due 04/25/52◊,4	43,713,631	39,390,209
Legacy Mortgage Asset Trust
2021-GS2, 4.75% due 04/25/61[4,8]	34,168,225	33,537,634
2021-GS3, 4.75% due 07/25/61[4,8]	31,319,764	30,477,288
2021-GS5, 2.25% due 07/25/67[4,8]	21,779,200	21,197,137
2021-GS4, 1.65% due 11/25/60[4,8]	4,714,884	4,593,457

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[4,8]	38,593,108	$39,123,836
2024-2, 6.13% due 04/25/69[4,8]	12,749,657	12,753,193
2023-3, 7.58% due 09/25/68[4,8]	8,686,842	8,780,952
2023-4, 7.62% due 10/25/68[4,8]	5,307,262	5,375,266
2024-2, 6.33% due 04/25/69[4,8]	5,252,667	5,253,626
2024-2, 6.43% due 04/25/69[4,8]	4,870,655	4,873,490
2021-2, 2.38% (WAC) due 08/25/66◊,4	7,108,000	4,775,413
2024-1, 6.14% due 02/25/69[4,8]	4,384,901	4,351,282
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,8]	21,075,357	20,838,219
2023-NQM3, 6.89% due 08/25/68[4,8]	17,892,003	18,114,197
2024-NQM2, 6.44% due 06/25/59[4,8]	13,565,977	13,567,306
2022-NQM3, 4.35% (WAC) due 04/25/67◊,4	10,790,274	9,971,714
2023-NQM3, 7.34% due 08/25/68[4,8]	4,550,322	4,582,012
2024-NQM2, 6.09% due 06/25/59[4,8]	3,952,262	3,956,373
2024-NQM2, 6.54% due 06/25/59[8,9]	3,003,680	3,003,960
2023-NQM2, 6.24% due 11/25/67[8,9]	2,648,800	2,646,016
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	24,821,401	13,138,367
2007-HE5, 5.80% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/37◊	25,939,038	10,854,865
2006-HE6, 5.94% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 09/25/36◊	22,613,343	7,659,625
2006-HE5, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/36◊	12,666,943	6,269,178
2007-HE3, 5.57% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 12/25/36◊	10,588,857	5,211,091
2006-HE4, 5.94% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	7,892,348	4,008,625
2006-HE5, 5.96% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 08/25/36◊	7,589,938	3,756,316
2007-HE2, 5.55% (1 Month Term SOFR + 0.20%, Rate Floor: 0.09%) due 01/25/37◊	8,164,995	3,696,766
2007-HE2, 5.59% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 01/25/37◊	7,758,375	3,512,638

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
2007-HE2, 5.67% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	6,108,957	$2,765,814
2007-NC3, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/37◊	3,084,607	2,290,345
2007-HE6, 5.52% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	2,252,589	1,971,330
2007-HE3, 5.59% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊,9	1,924,101	1,158,507
2006-HE6, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 09/25/36◊	2,866,480	970,973
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,8]	60,109,931	58,882,655
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,4	38,725,085	39,045,756
2024-HE1, 6.17% (WAC) due 03/25/54◊,4	16,838,339	16,834,865
Verus Securitization Trust
2023-7, 7.42% due 10/25/68[4,8]	17,639,104	17,813,865
2024-5, 6.65% due 06/25/69[4,8]	14,800,000	14,844,256
2022-8, 6.13% due 09/25/67[4,8,9]	13,717,494	13,571,958
2024-1, 6.12% due 01/25/69[4,8]	3,723,205	3,700,225
2023-2, 6.85% due 03/25/68[8,9]	3,307,562	3,315,255
2024-5, 6.45% due 06/25/69[8,9]	2,500,000	2,505,678
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[4,8]	54,569,136	54,350,035
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,4	60,469,694	54,097,228
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[4,8]	32,329,185	32,532,914
2024-CES4, 6.30% due 06/25/44[4,8]	6,721,094	6,747,904
2023-CES1, 6.52% (WAC) due 06/25/43◊,4	5,047,569	5,060,601
2023-CES2, 6.81% (WAC) due 09/25/43◊,4	4,343,274	4,375,805
Top Pressure Recovery Turbines
7.51% due 11/01/69	44,494,000	44,516,247

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.59% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊	58,502,517	$35,436,010
2006-WMC4, 5.58% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	12,107,347	6,311,157
2006-WMC3, 5.94% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	1,729,311	1,238,427
Home Equity Loan Trust
2007-FRE1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	44,813,858	41,699,640
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[4,8]	16,002,879	15,999,150
2007-AMC1, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 12/25/36◊,4	19,845,681	10,622,209
2006-WF1, 4.97% due 03/25/36	13,397,395	6,490,960
2007-AMC3, 5.64% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	5,631,923	4,630,306
GSAMP Trust
2007-NC1, 5.72% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	24,257,074	12,437,254
2006-HE8, 5.92% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	10,107,000	8,258,848
2006-NC2, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	11,380,970	6,352,700
2007-NC1, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/46◊	6,938,951	3,352,937
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,4	23,772,007	23,683,942
Soundview Home Loan Trust
2006-OPT5, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	23,885,839	22,685,478
Alternative Loan Trust
2007-OA4, 5.80% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 05/25/47◊	13,915,310	11,620,910
2007-OH3, 6.04% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	5,976,626	5,210,799

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
2006-43CB, 6.00% (1 Month Term SOFR + 0.61%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	5,878,331	$3,164,218
2007-OA7, 5.82% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	2,123,310	1,922,606
2007-OH3, 5.90% (1 Month Term SOFR + 0.55%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	594,098	539,194
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	12,051,436	11,044,892
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	11,846,652	10,899,572
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,4	20,118,399	20,363,620
NovaStar Mortgage Funding Trust Series
2007-2, 5.66% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	18,528,246	17,809,549
2007-1, 5.72% (1 Month Term SOFR + 0.37%, Rate Cap/Floor: 11.00%/0.26%) due 03/25/37◊	2,593,994	1,613,189
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 6.08% (1 Month Term SOFR + 0.73%, Rate Floor: 0.62%) due 12/25/35◊	14,604,912	13,435,361
2007-ASP1, 5.86% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 03/25/37◊	8,013,610	3,220,027
2007-WM2, 5.67% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 02/25/37◊	6,044,731	2,510,852
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	20,000,000	18,890,042
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	122,037,387	17,301,350
IXIS Real Estate Capital Trust
2007-HE1, 5.57% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 05/25/37◊	31,683,304	7,338,709
2006-HE1, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	10,953,025	5,633,387

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
2007-HE1, 5.69% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	6,013,038	$1,392,727
2007-HE1, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	5,647,340	1,308,055
2007-HE1, 5.52% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	4,698,326	1,088,275
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.82% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,4	9,264,993	7,632,061
2006-WM4, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 11/25/36◊	29,554,109	7,628,459
2006-HE2, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	3,170,431	1,242,413
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.98% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	8,207,689	6,548,478
2006-AR10, 5.80% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	7,051,263	5,421,437
2006-AR9, 5.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,594,515	2,825,378
2006-7, 4.05% due 09/25/36	5,160,993	1,365,235
2006-8, 4.14% due 10/25/36	331,342	108,812
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	16,341,772	16,233,168
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.79% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	15,269,019	14,507,031
2006-BC4, 5.80% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	1,465,100	1,402,331
2006-BC6, 5.63% (1 Month Term SOFR + 0.28%, Rate Floor: 0.17%) due 01/25/37◊	76,948	75,477
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 5.76% (1 Month Term SOFR + 0.26%, Rate Floor: 0.26%) due 01/25/37◊	32,177,986	14,657,414

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,4	8,665,556	$8,103,185
2020-1, 2.41% (WAC) due 02/25/50◊,4	6,665,812	6,237,872
American Home Mortgage Assets Trust
2007-5, 5.84% (1 Month Term SOFR + 0.49%, Rate Cap/Floor: 99.00%/0.19%) due 06/25/47◊	8,704,461	7,478,016
2006-4, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 10/25/46◊	6,512,528	3,555,634
2006-6, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 12/25/46◊	1,949,167	1,613,020
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.98% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	30,853,973	8,731,427
2006-HE6, 4.49% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/37◊	7,572,214	3,611,136
LSTAR Securities Investment Ltd.
2024-1, 8.43% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,4	11,884,455	11,807,682
RALI Series Trust
2007-QO4, 5.84% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 05/25/47◊	3,899,667	3,359,957
2006-QO2, 5.90% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	2,926,137
2007-QO2, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	7,409,529	2,474,068
2006-QO6, 5.62% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,060,990
2006-QO2, 6.00% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	967,697
2007-QO3, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 03/25/47◊	764,698	647,587

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
2006-QO2, 6.14% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	$204,269
Ameriquest Mortgage Securities Trust
2006-M3, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	26,124,999	7,502,643
2006-M3, 5.56% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	10,974,254	3,151,665
ABFC Trust
2007-WMC1, 6.71% (1 Month Term SOFR + 1.36%, Rate Floor: 1.25%) due 06/25/37◊	14,251,976	9,991,737
Master Asset-Backed Securities Trust
2006-WMC4, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	10,415,029	3,388,443
2006-NC2, 5.94% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	7,367,308	2,727,646
2006-WMC3, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	5,566,895	1,951,003
2007-WMC1, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 01/25/37◊	5,726,460	1,615,052
Vista Point Securitization Trust 2024-CES1
2024-CES1, 6.68% due 05/25/54[4,8]	8,826,241	8,877,133
HarborView Mortgage Loan Trust
2006-14, 5.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	5,847,706	5,150,085
2006-12, 5.83% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	4,333,179	3,726,563
Fremont Home Loan Trust
2006-E, 5.58% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 01/25/37◊	11,220,146	5,000,452
2006-D, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	10,085,392	3,449,441
First NLC Trust
2005-4, 6.24% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	6,584,674	6,368,292

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
2005-1, 2.85% (1 Month Term SOFR + 0.57%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	1,988,626	$1,706,809
First Franklin Mortgage Loan Trust
2006-FF16, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 12/25/36◊	19,387,843	7,808,675
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,9	7,841,722	7,528,106
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	7,495,183	7,324,904
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 5.92% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	18,730,774	5,248,217
2007-A1, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/37◊	7,103,022	1,988,230
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 6.22% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 02/25/36◊	9,185,081	7,040,187
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 4.23% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	6,938,384	6,660,529
Long Beach Mortgage Loan Trust
2006-8, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	14,198,363	3,790,127
2006-6, 5.96% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	4,425,866	1,683,210
2006-8, 5.64% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	3,789,278	1,009,427
Option One Mortgage Loan Trust
2007-5, 5.68% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 05/25/37◊	6,633,177	3,903,132
2007-2, 5.71% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	4,722,231	2,302,055
Towd Point Mortgage Trust
2023-CES1, 6.75% (WAC) due 07/25/63◊,4	6,067,761	6,104,252

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,9	5,358,697	$5,307,841
2019-RM3, 2.80% (WAC) due 06/25/69◊,9	767,961	760,899
Lehman XS Trust Series
2007-2N, 5.64% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 02/25/37◊	4,437,631	4,011,785
2007-15N, 5.96% (1 Month Term SOFR + 0.61%, Rate Floor: 0.00%) due 08/25/37◊	1,162,669	1,089,856
2006-10N, 5.88% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	274,957	247,119
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.61% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	16,171,364	5,192,685
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 5.63% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	4,619,461	3,289,686
2007-HE4, 5.71% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	3,238,669	1,888,529
CWABS Asset-Backed Certificates Trust
2006-12, 5.72% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	5,596,666	5,028,881
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 5.96% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	4,302,595	3,369,513
2006-AR13, 6.03% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,324,844	1,077,637
2006-AR11, 6.07% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	581,028	487,246
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 5.72% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	9,234,791	3,089,939
2007-OA2, 5.92% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	1,990,512	1,684,349

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.61% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	5,096,778	$4,768,841
GSAA Home Equity Trust
2006-5, 5.82% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 03/25/36◊	12,089,306	3,889,766
2007-7, 6.00% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	117,243	108,289
Impac Secured Assets CMN Owner Trust
2005-2, 5.96% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 03/25/36◊	4,101,421	3,704,656
GSAA Trust
2007-3, 5.80% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/47◊	10,558,810	2,819,848
ASG Resecuritization Trust
2010-3, 5.05% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,9	2,011,250	1,837,820
C-BASS Mortgage Loan Trust
2007-CB2, 3.55% due 02/25/37	2,536,767	1,501,262
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 6.04% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	1,503,972	1,432,889
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 5.78% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	5,186,707	1,338,716
Countrywide Asset-Backed Certificates
2005-15, 3.65% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 03/25/36◊	689,507	668,432
Structured Asset Investment Loan Trust
2004-BNC2, 6.66% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 12/25/34◊	278,400	272,656
2006-3, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	220,359	205,252
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,9	465,498	445,941

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Residential Mortgage-Backed Securities - 9.7% (continued)
Impac Secured Assets Trust
2006-2, 5.80% (1 Month Term SOFR + 0.45%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	448,769	$443,563
Alliance Bancorp Trust
2007-OA1, 5.94% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	511,205	425,238
Nomura Resecuritization Trust
2015-4R, 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,9	407,412	385,270
Morgan Stanley Re-REMIC Trust
2010-R5, 5.75% due 06/26/36[9]	94,925	83,712
GreenPoint Mortgage Funding Trust
2006-AR1, 6.04% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	85,803	71,625
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	33,407	33,247
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[9]	62	61
Total Residential Mortgage-Backed Securities		2,357,173,585
Commercial Mortgage-Backed Securities - 1.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4	60,050,000	59,261,712
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,4	52,000,000	51,206,532
2022-LP2, 7.29% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	4,981,600	4,906,904
BX Trust
2024-VLT4, 7.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,4	20,650,000	20,553,203
2024-VLT4, 7.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,4	17,150,000	17,076,499

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
SMRT
2022-MINI, 7.28% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	32,500,000	$31,850,000
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.53% (1 Month Term SOFR + 1.95%, Rate Floor: 1.84%) due 06/15/38◊,4	14,350,000	12,460,932
2016-JP3, 3.56% (WAC) due 08/15/49◊	10,290,000	8,406,681
2021-NYAH, 7.88% (1 Month Term SOFR + 2.30%, Rate Floor: 2.19%) due 06/15/38◊,4	8,000,000	6,666,424
2016-JP3, 1.46% (WAC) due 08/15/49◊,7	51,533,331	1,126,936
Life Mortgage Trust
2021-BMR, 7.79% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,4	19,167,918	18,378,136
2021-BMR, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 03/15/38◊,4	5,160,593	4,960,848
Extended Stay America Trust
2021-ESH, 7.69% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,4	11,347,431	11,340,355
2021-ESH, 7.14% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,4	5,855,274	5,840,687
Citigroup Commercial Mortgage Trust
2019-GC43, 0.74% (WAC) due 11/10/52◊,7	217,404,921	5,547,695
2019-GC41, 1.17% (WAC) due 08/10/56◊,7	101,763,454	3,577,810
2016-P4, 2.05% (WAC) due 07/10/49◊,7	27,707,436	749,295
2016-C2, 1.80% (WAC) due 08/10/49◊,7	29,915,090	726,611
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	681,202
2016-P5, 1.52% (WAC) due 10/10/49◊,7	24,590,897	543,641
2016-GC37, 1.81% (WAC) due 04/10/49◊,7	18,895,665	368,858
2015-GC35, 0.86% (WAC) due 11/10/48◊,7	27,533,665	179,748
2016-C3, 1.06% (WAC) due 11/15/49◊,7	8,975,016	150,734
2015-GC29, 1.15% (WAC) due 04/10/48◊,7	17,843,255	79,212
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.35% (WAC) due 02/10/37◊,4	5,350,000	5,057,289

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
2020-DUNE, 6.95% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,4	3,750,000	$3,700,208
2020-DUNE, 7.50% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,4	1,000,000	977,228
BENCHMARK Mortgage Trust
2020-IG3, 3.23% (WAC) due 09/15/48◊,4	5,232,000	3,059,572
2019-B14, 0.89% (WAC) due 12/15/62◊,7	107,675,007	2,533,518
2018-B2, 0.59% (WAC) due 02/15/51◊,7	97,985,097	1,128,093
2018-B6, 4.74% (WAC) due 10/10/51◊	750,000	682,378
2018-B6, 0.55% (WAC) due 10/10/51◊,7	58,608,225	643,342
GS Mortgage Securities Trust
2020-GC45, 0.77% (WAC) due 02/13/53◊,7	151,381,626	4,077,434
2019-GC42, 0.93% (WAC) due 09/10/52◊,7	64,868,301	2,105,904
2017-GS6, 1.15% (WAC) due 05/10/50◊,7	40,574,512	925,200
2017-GS6, 3.87% due 05/10/50	521,000	440,816
2015-GC28, 1.10% (WAC) due 02/10/48◊,7	13,658,703	19,043
DBGS Mortgage Trust
2018-C1, 4.80% (WAC) due 10/15/51◊	7,588,000	6,879,474
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.96% (WAC) due 10/15/50◊,7	120,003,371	2,445,069
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,328,165
2016-C4, 0.83% (WAC) due 12/15/49◊,7	72,008,058	940,555
2016-C2, 1.63% (WAC) due 06/15/49◊,7	22,752,596	437,758
2017-C5, 1.02% (WAC) due 03/15/50◊,7	7,256,549	118,246
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.07% (WAC) due 07/15/50◊,7	62,212,092	1,306,939
2016-BNK1, 1.85% (WAC) due 08/15/49◊,7	33,821,557	842,644
2017-C42, 1.00% (WAC) due 12/15/50◊,7	33,492,971	810,540
2017-RB1, 1.35% (WAC) due 03/15/50◊,7	32,508,774	809,953
2016-C35, 2.03% (WAC) due 07/15/48◊,7	21,325,345	586,705
2017-RC1, 1.54% (WAC) due 01/15/60◊,7	16,109,357	480,607
2015-NXS4, 1.15% (WAC) due 12/15/48◊,7	35,766,002	348,693
2016-NXS5, 1.56% (WAC) due 01/15/59◊,7	19,737,144	330,966
2015-P2, 1.08% (WAC) due 12/15/48◊,7	21,449,398	211,678
2015-C30, 1.01% (WAC) due 09/15/58◊,7	27,572,680	184,993
2016-C37, 0.93% (WAC) due 12/15/49◊,7	10,224,316	149,053

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
2015-NXS1, 1.17% (WAC) due 05/15/48◊,7	6,836,226	$22,387
BMP Trust
2024-MF23, 6.97% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,4	4,900,000	4,869,413
BANK
2020-BN25, 0.53% (WAC) due 01/15/63◊,7	140,000,000	2,953,986
2017-BNK6, 0.90% (WAC) due 07/15/60◊,7	37,455,986	653,596
2017-BNK4, 1.50% (WAC) due 05/15/50◊,7	10,511,146	317,261
COMM Mortgage Trust
2018-COR3, 0.58% (WAC) due 05/10/51◊,7	194,936,377	2,833,673
2015-CR26, 1.04% (WAC) due 10/10/48◊,7	73,697,406	484,413
2015-CR27, 1.05% (WAC) due 10/10/48◊,7	24,566,150	192,164
2015-CR24, 0.83% (WAC) due 08/10/48◊,7	37,494,272	177,854
2015-CR23, 0.96% (WAC) due 05/10/48◊,7	34,077,868	156,802
CSAIL Commercial Mortgage Trust
2019-C15, 1.16% (WAC) due 03/15/52◊,7	85,735,041	3,102,280
2016-C6, 2.02% (WAC) due 01/15/49◊,7	4,724,306	107,016
2015-C1, 0.94% (WAC) due 04/15/50◊,7	47,016,801	80,733
UBS Commercial Mortgage Trust
2017-C2, 1.21% (WAC) due 08/15/50◊,7	37,841,517	969,871
2017-C5, 1.21% (WAC) due 11/15/50◊,7	41,304,075	959,890
CD Mortgage Trust
2017-CD6, 1.01% (WAC) due 11/13/50◊,7	39,941,410	783,295
2016-CD1, 1.48% (WAC) due 08/10/49◊,7	28,005,040	505,146
2016-CD2, 0.69% (WAC) due 11/10/49◊,7	29,324,452	256,346
BBCMS Mortgage Trust
2018-C2, 0.91% (WAC) due 12/15/51◊,7	56,447,593	1,470,031
CD Commercial Mortgage Trust
2017-CD4, 1.38% (WAC) due 05/10/50◊,7	25,050,798	676,797
2017-CD3, 1.10% (WAC) due 02/10/50◊,7	31,065,353	632,720
CGMS Commercial Mortgage Trust
2017-B1, 0.86% (WAC) due 08/15/50◊,7	58,058,282	1,073,538
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.16% (WAC) due 07/15/50◊,7	46,884,989	955,600
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18, 4.00% due 08/15/31	525,365	441,285

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.7% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
2015-C27, 1.00% (WAC) due 12/15/47◊,7	60,101,591	$367,726
CFCRE Commercial Mortgage Trust
2016-C3, 1.14% (WAC) due 01/10/48◊,7	42,277,780	459,610
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,7	20,851,374	424,826
2016-UB10, 1.89% (WAC) due 07/15/49◊,7	1,522,152	31,622
DBJPM Mortgage Trust
2017-C6, 1.05% (WAC) due 06/10/50◊,7	19,510,058	379,826
Morgan Stanley Capital I Trust
2016-UBS9, 4.75% (WAC) due 03/15/49◊	275,000	246,364
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.27% (WAC) due 02/15/48◊,7	63,050,095	141,440
SG Commercial Mortgage Securities Trust
2016-C5, 2.01% (WAC) due 10/10/48◊,†††,7	4,815,762	118,375
Total Commercial Mortgage-Backed Securities		338,048,604
Military Housing - 0.8%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,4	109,670,715	96,087,645
2015-R1, 4.44% (WAC) due 11/25/52◊,4	20,575,390	18,584,857
2015-R1, 4.31% (WAC) due 10/25/52◊,4	13,107,081	11,047,128
2015-R1, 0.70% (WAC) due 11/25/55◊,4,7	164,801,022	10,322,032
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4	12,450,917	10,991,014
2007-AETC, 5.75% due 02/10/52†††,4	7,055,247	6,163,194
2006-RILY, 5.80% (1 Month Term SOFR + 0.48%, Rate Floor: 0.37%) due 07/10/51◊,†††,4	6,681,200	4,657,183
2007-ROBS, 6.06% due 10/10/52†††,4	4,469,991	3,934,145
2007-AET2, 6.06% due 10/10/52†††,4	2,936,524	2,825,066
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	21,213,347	20,403,316
2005-DRUM, 5.47% due 05/10/50†††,4	4,289,813	3,808,976
2005-BLIS, 5.25% due 07/10/50†††,4	2,500,000	2,011,130
Total Military Housing		190,835,686
Total Collateralized Mortgage Obligations
(Cost $8,484,435,424)		8,159,685,012

CORPORATE BONDS†† - 28.0%
Financial - 13.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]	101,800,000	82,884,949
3.25% due 11/15/30	55,930,000	47,164,650
Reliance Standard Life Global Funding II
5.24% due 02/02/26[4]	93,191,000	92,193,167

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Financial - 13.2% (continued)
Wilton RE Ltd.
6.00% †††,3,4,10	92,239,000	$83,932,020
CoStar Group, Inc.
2.80% due 07/15/30[4]	90,310,000	76,367,603
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	54,748,000	49,084,040
5.30% due 01/15/29	20,867,000	20,559,717
3.25% due 01/15/32	4,150,000	3,487,419
4.00% due 01/15/30	475,000	435,194
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,753,000	39,546,904
2.90% due 12/15/31	20,200,000	16,875,098
5.70% due 07/01/34	12,075,000	11,866,927
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,642,000	32,473,020
2.63% due 10/15/31	27,400,000	22,111,856
6.20% due 04/14/34	7,970,000	8,072,171
5.88% due 07/21/28	3,700,000	3,737,156
6.25% due 01/15/36	1,000,000	1,009,807
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	45,350,000	37,795,316
5.95% due 04/16/54[3,4]	13,950,000	13,754,506
2.90% due 09/16/51[3,4]	10,380,000	8,559,313
Morgan Stanley
6.63% due 11/01/34[3]	31,480,000	33,998,507
5.94% due 02/07/39[3]	23,310,000	23,053,491
2.51% due 10/20/32[3]	1,200,000	991,802
FS KKR Capital Corp.
2.63% due 01/15/27	33,971,000	30,665,447
3.25% due 07/15/27	30,100,000	27,261,540
Safehold GL Holdings LLC
2.80% due 06/15/31	30,247,000	25,292,638
2.85% due 01/15/32	27,008,000	22,189,238
6.10% due 04/01/34	10,480,000	10,352,436
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	32,712,000	31,078,376
5.50% due 11/15/25[4]	23,739,000	23,567,251
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	74,981,000	46,679,429
4.13% due 12/15/51[3,4]	3,600,000	3,371,387
3.95% due 05/15/60[4]	4,064,000	2,779,853
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	59,035,000	52,541,150
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	77,700,000	52,504,418
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	46,892,000	40,865,576
2.88% due 10/15/26[4]	11,869,000	11,084,302
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	35,662,000	33,118,880
7.95% due 06/15/33[4]	6,974,000	7,655,104
3.13% due 06/15/31[4]	6,871,000	5,682,844
6.75% due 03/15/54[4]	4,956,000	4,900,108
LPL Holdings, Inc.
6.00% due 05/20/34	22,970,000	22,935,530
4.00% due 03/15/29[4]	20,257,000	18,882,881
4.38% due 05/15/31[4]	9,541,000	8,750,508
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	41,708,000	36,222,724
5.63% due 08/16/32	13,100,000	12,913,263

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Financial - 13.2% (continued)
Ares Finance Company II LLC
3.25% due 06/15/30[4]	53,785,000	$47,938,257
First American Financial Corp.
4.00% due 05/15/30	40,891,000	36,724,300
2.40% due 08/15/31	11,875,000	9,470,187
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	31,550,000	26,152,529
2.87% due 01/14/33[3,4]	17,431,000	14,405,048
1.63% due 09/23/27[3,4]	4,845,000	4,445,857
1.34% due 01/12/27[3,4]	570,000	533,548
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	28,550,000	29,244,527
7.11% due 08/22/43†††	15,200,000	15,500,393
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	57,736,000	44,333,744
Lazard Group LLC
6.00% due 03/15/31	42,290,000	42,739,543
Fidelity National Financial, Inc.
3.40% due 06/15/30	43,590,000	38,660,538
2.45% due 03/15/31	2,540,000	2,069,578
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	24,975,373
3.72% due 04/15/42†††	20,300,000	14,510,886
Reinsurance Group of America, Inc.
5.75% due 09/15/34	20,050,000	19,977,235
3.15% due 06/15/30	21,830,000	19,417,580
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	54,705,000	36,854,982
Brookfield Finance, Inc.
5.68% due 01/15/35	9,400,000	9,299,401
4.70% due 09/20/47	9,790,000	8,291,216
3.50% due 03/30/51	9,526,000	6,588,002
3.63% due 02/15/52	9,380,000	6,498,487
5.97% due 03/04/54	4,425,000	4,376,246
6.35% due 01/05/34	1,640,000	1,718,825
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	39,650,000	36,575,924
CBS Studio Center
8.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/25◊,†††	34,100,000	34,330,405
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	39,900,000	34,328,288
CNO Financial Group, Inc.
6.45% due 06/15/34	23,390,000	23,367,608
5.25% due 05/30/29	11,125,000	10,793,891
Old Republic International Corp.
5.75% due 03/28/34	33,750,000	33,647,700
Nuveen LLC
5.85% due 04/15/34[4]	25,425,000	25,526,274
5.55% due 01/15/30[4]	8,075,000	8,118,098
Stewart Information Services Corp.
3.60% due 11/15/31	39,359,000	32,538,974
Prudential Financial, Inc.
6.50% due 03/15/54[3]	17,300,000	17,464,056
3.70% due 10/01/50[3]	17,139,000	14,908,333

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Financial - 13.2% (continued)
Assurant, Inc.
2.65% due 01/15/32	36,922,000	$30,445,009
6.75% due 02/15/34	1,450,000	1,547,623
Belrose Funding Trust
2.33% due 08/15/30[4]	38,420,000	31,296,008
National Australia Bank Ltd.
3.35% due 01/12/37[3,4]	14,550,000	12,298,604
2.99% due 05/21/31[4]	14,525,000	12,218,668
2.33% due 08/21/30[4]	7,498,000	6,201,987
OneMain Finance Corp.
7.13% due 03/15/26	18,872,000	19,176,839
7.50% due 05/15/31	8,250,000	8,347,969
3.88% due 09/15/28	2,270,000	2,035,335
UBS Group AG
3.09% due 05/14/32[3,4]	33,400,000	28,490,385
5.71% due 01/12/27[3,4]	1,000,000	1,000,526
TPG Operating Group II, LP
5.88% due 03/05/34	28,630,000	28,737,491
Standard Chartered plc
4.64% due 04/01/31[3,4]	28,908,000	27,523,308
5.69% due 05/14/28[3,4]	420,000	420,063
Societe Generale S.A.
3.34% due 01/21/33[3,4]	21,150,000	17,522,633
6.07% due 01/19/35[3,4]	8,750,000	8,662,426
1.79% due 06/09/27[3,4]	1,630,000	1,503,514
Iron Mountain, Inc.
4.50% due 02/15/31[4]	18,937,000	17,093,989
5.63% due 07/15/32[4]	8,431,000	8,005,776
4.88% due 09/15/27[4]	1,938,000	1,879,263
5.25% due 07/15/30[4]	74,000	70,336
Capital One Financial Corp.
6.38% due 06/08/34[3]	22,450,000	23,032,807
6.05% due 02/01/35[3]	2,570,000	2,584,929
5.47% due 02/01/29[3]	1,000,000	995,376
Bank of America Corp.
2.59% due 04/29/31[3]	28,440,000	24,589,667
1.73% due 07/22/27[3]	1,650,000	1,529,427
Americo Life, Inc.
3.45% due 04/15/31[4]	32,364,000	25,806,951
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]	24,480,000	25,103,609
Westpac Banking Corp.
3.02% due 11/18/36[3]	15,650,000	12,839,378
2.96% due 11/16/40	12,214,000	8,558,318
2.67% due 11/15/35[3]	4,467,000	3,691,171
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	23,887,571
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	26,450,000	23,214,930
Hunt Companies, Inc.
5.25% due 04/15/29[4]	25,121,000	22,830,171
Corebridge Financial, Inc.
6.88% due 12/15/52[3]	20,694,000	20,881,295
3.90% due 04/05/32	1,950,000	1,745,438
Aon North America, Inc.
5.45% due 03/01/34	22,300,000	22,202,054
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	21,600,000	21,564,904

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Financial - 13.2% (continued)
Brown & Brown, Inc.
5.65% due 06/11/34	21,200,000	$21,063,848
2.38% due 03/15/31	57,000	47,067
Manulife Financial Corp.
2.48% due 05/19/27	17,800,000	16,490,477
4.06% due 02/24/32[3]	4,815,000	4,612,403
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	19,050,000	14,560,588
3.83% due 03/11/51[4]	9,613,000	5,763,214
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[4]	17,100,000	19,631,390
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	21,056,000	19,115,321
Lloyds Banking Group plc
5.46% due 01/05/28[3]	17,200,000	17,163,463
3.51% due 03/18/26[3]	1,580,000	1,553,843
5.87% due 03/06/29[3]	300,000	304,151
Markel Group, Inc.
6.00% due 05/16/54	18,900,000	18,705,574
4.30% due 11/01/47	350,000	280,184
BPCE S.A.
7.00% due 10/19/34[3,4]	10,000,000	10,690,114
5.94% due 05/30/35[3,4]	7,750,000	7,719,142
JPMorgan Chase & Co.
2.96% due 05/13/31[3]	17,276,000	15,141,017
6.54% (SOFR + 1.20%) due 01/23/28◊	1,850,000	1,871,749
2.07% due 06/01/29[3]	900,000	800,601
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	18,300,000	17,613,750
BNP Paribas S.A.
5.50% due 05/20/30[3,4]	15,990,000	15,926,435
1.32% due 01/13/27[3,4]	1,640,000	1,530,869
Brookfield Capital Finance LLC
6.09% due 06/14/33	16,800,000	17,272,205
Horace Mann Educators Corp.
7.25% due 09/15/28	11,167,000	11,842,647
4.50% due 12/01/25	4,560,000	4,464,826
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	18,000,000	15,834,319
QBE Insurance Group Ltd.
5.88% [3,4,10]	15,700,000	15,538,825
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	22,210,000	15,348,304
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	16,577,120	14,845,735
GA Global Funding Trust
2.90% due 01/06/32[4]	17,480,000	14,581,585
RGA Global Funding
5.50% due 01/11/31[4]	14,420,000	14,398,853
Kennedy-Wilson, Inc.
4.75% due 03/01/29	15,662,000	13,400,119
4.75% due 02/01/30	81,000	67,240
SLM Corp.
4.20% due 10/29/25	6,900,000	6,711,669
3.13% due 11/02/26	6,632,000	6,177,513
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]	12,675,000	12,735,840

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Financial - 13.2% (continued)
Athene Global Funding
5.58% due 01/09/29[4]	9,750,000	$9,789,442
2.67% due 06/07/31[4]	1,550,000	1,279,433
6.58% (SOFR Compounded Index + 1.21%) due 03/25/27◊,4	500,000	502,691
2.65% due 10/04/31[4]	400,000	328,693
PennyMac Financial Services, Inc.
5.38% due 10/15/25[4]	11,933,000	11,826,992
NatWest Group plc
6.02% due 03/02/34[3]	10,130,000	10,354,888
4.45% due 05/08/30[3]	1,100,000	1,051,142
HSBC Holdings plc
6.16% due 03/09/29[3]	10,340,000	10,576,891
Atlantic Marine Corporations Communities LLC
5.34% due 12/01/50[4]	10,771,915	9,522,050
5.37% due 12/01/50[9]	731,395	623,609
Encore Capital Group, Inc.
8.50% due 05/15/30[4]	9,950,000	10,122,384
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[3,4]	10,150,000	10,030,739
KKR Group Finance Company X LLC
3.25% due 12/15/51[4]	15,150,000	9,934,307
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	9,679,622
Lincoln National Corp.
5.85% due 03/15/34	9,685,000	9,671,200
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	14,970,000	9,588,680
Pine Street Trust III
6.22% due 05/15/54[4]	9,370,000	9,361,038
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,031,000	9,002,953
Aretec Group, Inc.
10.00% due 08/15/30[4]	8,275,000	8,999,791
Blue Owl Finance LLC
6.25% due 04/18/34[4]	8,820,000	8,843,285
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	9,000,000	8,824,902
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	13,360,000	8,769,451
CBRE Services, Inc.
5.95% due 08/15/34	8,500,000	8,605,021
Kemper Corp.
2.40% due 09/30/30	10,006,000	8,182,311
American National Group, Inc.
5.00% due 06/15/27	8,142,000	7,955,121
Credit Agricole S.A.
5.34% due 01/10/30[3,4]	7,780,000	7,696,939
Five Corners Funding Trust III
5.79% due 02/15/33[4]	7,550,000	7,677,158
CNO Global Funding
1.75% due 10/07/26[4]	7,400,000	6,777,504
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.63% due 12/01/29[4]	3,500,000	3,312,309
4.13% due 08/15/30[4]	3,600,000	3,274,070
Cooperatieve Rabobank UA
4.66% due 08/22/28[3,4]	6,200,000	6,054,264
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	5,835,662	5,021,043
5.24% due 08/01/50[4]	1,066,934	959,024

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Financial - 13.2% (continued)
Ohana Military Communities LLC
5.56% due 10/01/36[4]	3,820,000	$3,722,865
5.78% due 10/01/36[4]	2,200,000	2,182,554
Belvoir Land LLC
5.60% due 12/15/35[4]	5,600,000	5,296,194
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	4,934,034
Demeter Investments BV
5.63% due 08/15/52	4,900,000	4,824,662
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	6,852,000	4,713,094
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	4,710,000	4,675,275
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††	4,620,000	4,540,999
HS Wildcat LLC
3.83% due 12/31/50†††	4,964,837	3,576,891
Commonwealth Bank of Australia
3.61% due 09/12/34[3,4]	3,550,000	3,197,671
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]	2,780,000	2,720,961
Enstar Group Ltd.
3.10% due 09/01/31	1,670,000	1,380,608
4.95% due 06/01/29	1,250,000	1,201,075
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	2,540,000	2,524,955
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	2,710,000	2,445,435
Aurora Military Housing LLC
5.82% due 07/15/34[4]	2,200,617	2,126,428
American National Group LLC
6.14% due 06/13/32[4]	2,000,000	1,915,497
Jackson Financial, Inc.
4.00% due 11/23/51	2,610,000	1,821,354
Deutsche Bank AG NY
3.55% due 09/18/31[3]	1,990,000	1,751,725
Skandinaviska Enskilda Banken AB
6.23% (SOFR + 0.89%) due 03/05/27◊,4	1,730,000	1,744,965
Apollo Global Management, Inc.
6.38% due 11/15/33	1,640,000	1,730,617
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	2,450,000	1,693,935
Danske Bank A/S
0.98% due 09/10/25[3,4]	1,660,000	1,643,522
Jackson National Life Global Funding
1.75% due 01/12/25[4]	1,650,000	1,613,298
ING Groep N.V.
1.73% due 04/01/27[3]	1,360,000	1,271,940
2.73% due 04/01/32[3]	400,000	337,375
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,265,000	1,587,836
GMAC, Inc.
8.00% due 11/01/31	1,390,000	1,533,987
BGC Group, Inc.
8.00% due 05/25/28	1,410,000	1,485,565
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,617,000	1,477,034
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[4]	2,150,000	1,412,105
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	1,400,000	1,403,711

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Financial - 13.2% (continued)
F&G Global Funding
2.30% due 04/11/27[4]	790,000	$714,795
2.00% due 09/20/28[4]	800,000	685,834
Fort Moore Family Communities LLC
6.09% due 01/15/51[4]	1,553,811	1,368,063
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[3,4]	1,600,000	1,313,650
Fort Knox Military Housing Privatization Project
5.78% (1 Month Term SOFR + 0.45%) due 02/15/52◊,4	1,630,764	1,284,677
Banco Santander S.A.
6.94% due 11/07/33	1,000,000	1,092,257
Midwest Family Housing LLC
5.58% due 01/01/51[4]	1,269,879	1,079,106
Barclays plc
6.84% (SOFR + 1.49%) due 03/12/28◊	1,000,000	1,010,280
KKR Group Finance Company II LLC
5.50% due 02/01/43[4]	1,000,000	952,079
Wells Fargo & Co.
2.41% due 10/30/25[3]	600,000	593,184
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	500,000	499,801
Pacific Beacon LLC
5.51% due 07/15/36[4]	500,000	475,528
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	215,000	211,883
Equitable Holdings, Inc.
4.57% due 02/15/29[4]	65,000	62,485
Atlas Mara Ltd.
8.00% due 12/31/21†††,11	542,348	–
Total Financial		3,204,946,713
Industrial - 3.4%
AP Grange Holdings
6.50% due 03/20/45	155,100,000	155,100,000
5.00% due 03/20/45	16,400,000	16,400,000
TD SYNNEX Corp.
2.65% due 08/09/31	34,240,000	28,168,768
2.38% due 08/09/28	20,581,000	18,331,402
6.10% due 04/12/34	11,775,000	11,807,755
Builders FirstSource, Inc.
6.38% due 03/01/34[4]	52,000,000	51,480,557
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	62,179,170	48,765,707
Vontier Corp.
2.95% due 04/01/31	36,612,000	30,448,692
2.40% due 04/01/28	19,150,000	16,974,560
Flowserve Corp.
3.50% due 10/01/30	22,421,000	19,952,421
2.80% due 01/15/32	19,800,000	16,249,439
Dyal Capital Partners IV
3.65% due 02/22/41†††	41,800,000	35,299,998
Berry Global, Inc.
5.80% due 06/15/31[4]	20,700,000	20,669,754
5.65% due 01/15/34[4]	9,050,000	8,839,210
Boeing Co.
6.86% due 05/01/54[4]	14,350,000	14,725,566
6.53% due 05/01/34[4]	11,625,000	11,902,833
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[4]	23,759,000	24,233,971
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	22,700,000	22,685,395

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.0% (continued)
Industrial - 3.4% (continued)
Sealed Air Corp.
5.50% due 09/15/25[4]		14,250,000	$14,211,046
6.50% due 07/15/32[4]		8,500,000	8,452,303
Smurfit Kappa Treasury ULC
5.44% due 04/03/34[4]		22,000,000	21,803,746
Stadco LA LLC
3.75% due 05/15/56†††		31,000,000	20,868,638
Owens Corning
3.50% due 02/15/30[4]		8,760,000	7,981,565
5.95% due 06/15/54		6,310,000	6,360,431
7.00% due 12/01/36		900,000	1,000,895
Trinity Industries, Inc.
7.75% due 07/15/28[4]		13,225,000	13,690,580
TransDigm, Inc.
6.63% due 03/01/32[4]		7,300,000	7,373,433
6.88% due 12/15/30[4]		5,375,000	5,487,069
Graphic Packaging International LLC
6.38% due 07/15/32[4]		12,525,000	12,509,310
Weir Group plc
2.20% due 05/13/26[4]		13,015,000	12,215,341
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	11,352,962
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26		11,379,000	11,183,149
Hillenbrand, Inc.
3.75% due 03/01/31		7,650,000	6,645,758
6.25% due 02/15/29		4,500,000	4,521,568
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[4]		11,046,000	11,019,363
GATX Corp.
6.05% due 06/05/54		9,700,000	9,713,303
3.50% due 06/01/32		480,000	416,637
4.70% due 04/01/29		400,000	391,087
Textron, Inc.
6.10% due 11/15/33		10,000,000	10,360,567
QTS Irving DC3 LLC
5.96% due 07/09/29†††		7,000,000	7,001,002
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	6,420,950
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[4]		6,000,000	5,949,369
Wrangler Holdco Corp.
6.63% due 04/01/32[4]		5,900,000	5,873,941
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††		5,880,000	5,779,453
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34		5,650,000	5,681,060
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	5,641,236
Amazon.com Inc
2.65% due 10/01/49†††		6,701,185	5,290,503
Enpro, Inc.
5.75% due 10/15/26		5,007,000	4,935,819
EnerSys
6.63% due 01/15/32[4]		4,725,000	4,802,660
Mueller Water Products, Inc.
4.00% due 06/15/29[4]		5,216,000	4,775,653
Fortune Brands Innovations, Inc.
5.88% due 06/01/33		4,200,000	4,255,889
4.50% due 03/25/52		300,000	235,701
Ball Corp.
6.88% due 03/15/28		4,350,000	4,464,713

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.0% (continued)
Industrial - 3.4% (continued)
Genesee & Wyoming, Inc.
6.25% due 04/15/32[4]		3,925,000	$3,910,295
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]		3,100,000	2,284,902
Avnet, Inc.
5.50% due 06/01/32		1,550,000	1,499,231
nVent Finance SARL
2.75% due 11/15/31		1,300,000	1,069,844
Virgin Media Inc.
4.00% due 01/31/29	GBP	150,000	163,928
Standard Industries, Inc.
4.38% due 07/15/30[4]		101,000	91,255
3.38% due 01/15/31[4]		81,000	68,245
British Air 20-1 A
4.25% due 11/15/32		168,603	156,176
Total Industrial			829,946,604
Consumer, Non-cyclical - 2.7%
Smithfield Foods, Inc.
2.63% due 09/13/31[4]		45,782,000	36,627,213
3.00% due 10/15/30[4]		15,528,000	13,183,761
5.20% due 04/01/29[4]		850,000	824,134
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32		29,206,000	24,043,061
5.50% due 01/15/30		12,550,000	12,358,746
4.38% due 02/02/52		12,630,000	9,439,152
5.13% due 02/01/28		2,250,000	2,224,108
Global Payments, Inc.
2.90% due 11/15/31		30,265,000	25,341,541
2.90% due 05/15/30		18,405,000	16,022,586
5.30% due 08/15/29		4,300,000	4,270,162
3.20% due 08/15/29		1,405,000	1,262,266
Altria Group, Inc.
4.45% due 05/06/50		25,185,000	19,340,434
3.70% due 02/04/51		25,038,000	16,922,900
Brink's Co.
6.75% due 06/15/32[4]		22,420,000	22,584,555
6.50% due 06/15/29[4]		13,500,000	13,641,526
GXO Logistics, Inc.
6.25% due 05/06/29		18,120,000	18,431,629
6.50% due 05/06/34		11,975,000	12,152,313
Triton Container International Ltd.
3.15% due 06/15/31[4]		34,821,000	28,941,532
Royalty Pharma plc
3.55% due 09/02/50		39,920,000	26,795,293
1.20% due 09/02/25		1,875,000	1,780,697
Icon Investments Six DAC
5.85% due 05/08/29		14,400,000	14,631,974
6.00% due 05/08/34		10,700,000	10,930,787
CVS Health Corp.
5.70% due 06/01/34		24,150,000	24,084,816
Element Fleet Management Corp.
6.32% due 12/04/28[4]		21,730,000	22,464,427
IQVIA, Inc.
5.00% due 05/15/27[4]		10,699,000	10,439,059
5.00% due 10/15/26[4]		8,700,000	8,536,204
5.70% due 05/15/28		1,000,000	1,009,680
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		32,350,000	19,336,441
Universal Health Services, Inc.
2.65% due 10/15/30		18,757,000	16,013,715
2.65% due 01/15/32		2,140,000	1,745,904

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Consumer, Non-cyclical - 2.7% (continued)
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[4]	17,352,000	$17,220,161
AZ Battery Property LLC
6.73% due 02/20/46†††	16,480,000	16,590,397
Valvoline, Inc.
3.63% due 06/15/31[4]	18,300,000	15,764,023
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[4]	9,500,000	9,094,231
3.13% due 02/15/29[4]	6,654,000	6,368,425
Highmark, Inc.
2.55% due 05/10/31[4]	17,850,000	14,429,361
Williams Scotsman, Inc.
6.13% due 06/15/25[4]	14,075,000	14,051,424
HCA, Inc.
6.00% due 04/01/54	8,960,000	8,852,767
5.88% due 02/15/26	2,775,000	2,778,684
3.50% due 09/01/30	1,600,000	1,443,259
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]	14,400,000	12,033,477
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[4]	10,350,000	10,467,141
Block, Inc.
6.50% due 05/15/32[4]	7,875,000	7,980,446
BAT Capital Corp.
6.00% due 02/20/34	5,925,000	5,993,990
4.76% due 09/06/49	2,300,000	1,809,613
TriNet Group, Inc.
7.13% due 08/15/31[4]	5,450,000	5,536,050
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[4]	5,690,000	5,465,813
Tyson Foods, Inc.
5.70% due 03/15/34	4,900,000	4,881,079
Graham Holdings Co.
5.75% due 06/01/26[4]	4,767,000	4,730,445
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[4]	4,800,000	4,722,912
WW International, Inc.
4.50% due 04/15/29[4]	11,651,000	4,503,866
Medline Borrower, LP
3.88% due 04/01/29[4]	4,345,000	4,001,353
APi Group DE, Inc.
4.13% due 07/15/29[4]	4,150,000	3,776,505
Central Garden & Pet Co.
4.13% due 04/30/31[4]	3,854,000	3,396,520
Darling Ingredients, Inc.
6.00% due 06/15/30[4]	3,394,000	3,337,207
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	3,900,000	2,902,290
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	3,775,000	2,867,244
Boost Newco Borrower LLC
7.50% due 01/15/31[4]	2,600,000	2,710,896
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000	2,517,438
Tenet Healthcare Corp.
4.63% due 06/15/28	2,096,000	1,993,292

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Consumer, Non-cyclical - 2.7% (continued)
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000	$1,712,487
Quanta Services, Inc.
0.95% due 10/01/24	1,660,000	1,638,670
Pilgrim's Pride Corp.
3.50% due 03/01/32	1,810,000	1,539,296
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	1,850,000	1,517,050
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,290,000	1,214,194
DaVita, Inc.
3.75% due 02/15/31[4]	149,000	127,091
4.63% due 06/01/30[4]	76,000	68,676
Total Consumer, Non-cyclical		645,418,389
Consumer, Cyclical - 2.6%
Choice Hotels International, Inc.
3.70% due 01/15/31	49,207,000	43,412,720
5.85% due 08/01/34	11,150,000	10,989,532
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	46,883,000	47,237,591
Hyatt Hotels Corp.
5.75% due 04/23/30	24,039,000	24,446,950
5.38% due 04/23/25	18,928,000	18,851,153
Alt-2 Structured Trust
2.95% (0 - –%) due 05/14/31◊,†††	44,908,006	40,122,360
Warnermedia Holdings, Inc.
5.14% due 03/15/52	27,327,000	21,277,028
6.41% due 03/15/26	9,250,000	9,249,970
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[4]	25,950,000	26,114,298
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	22,606,500	22,332,726
4.75% due 10/20/28[4]	3,800,000	3,700,850
International Game Technology plc
4.13% due 04/15/26[4]	17,834,000	17,361,490
6.50% due 02/15/25[4]	7,252,000	7,255,930
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	23,515,486	23,562,422
Hasbro, Inc.
6.05% due 05/14/34	22,746,000	22,709,686
LG Energy Solution Ltd.
5.38% due 07/02/29[4]	15,000,000	14,872,891
5.50% due 07/02/34[4]	7,100,000	6,926,443
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	11,825,000	11,125,942
4.10% due 04/15/50	15,203,000	10,440,797
Ferguson Finance plc
3.25% due 06/02/30[4]	17,904,000	16,153,039
4.65% due 04/20/32[4]	5,200,000	4,921,468
Air Canada
3.88% due 08/15/26[4]	20,329,000	19,336,782
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[4]	14,509,000	14,456,023
6.13% due 06/15/29[4]	4,800,000	4,817,398
Whirlpool Corp.
4.60% due 05/15/50	13,326,000	10,552,606
5.75% due 03/01/34	8,070,000	8,057,351

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Consumer, Cyclical - 2.6% (continued)
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]	17,620,000	$17,508,178
Clarios Global, LP
6.75% due 05/15/25[4]	17,071,000	17,065,814
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[4]	17,027,000	17,010,036
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]	13,772,306	11,888,647
4.25% due 11/15/32[4]	4,672,218	4,377,504
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	7,586,620	6,984,545
3.20% due 06/15/28	4,824,800	4,473,949
3.00% due 10/15/28	3,454,835	3,177,045
3.15% due 02/15/32	144,855	129,100
Polaris, Inc.
6.95% due 03/15/29	13,000,000	13,597,514
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[4]	12,925,000	12,987,699
United Airlines, Inc.
4.38% due 04/15/26[4]	12,700,000	12,268,293
Vail Resorts, Inc.
6.50% due 05/15/32[4]	11,650,000	11,789,311
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[4]	6,120,000	5,948,199
6.50% due 08/01/30[4]	1,925,000	1,942,341
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	7,450,000	7,562,919
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]	4,635,000	4,661,540
LKQ Corp.
6.25% due 06/15/33	3,412,000	3,501,954
Brunswick Corp.
5.10% due 04/01/52	2,030,000	1,576,006
PulteGroup, Inc.
6.38% due 05/15/33	1,400,000	1,470,546
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]	1,230,000	1,274,269
NVR, Inc.
3.00% due 05/15/30	1,200,000	1,063,500
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	115,646	108,184
Total Consumer, Cyclical		622,652,539
Energy - 1.9%
BP Capital Markets plc
4.88% [3,10]	75,020,000	70,725,953
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	29,800,000	32,633,874
9.88% due 02/01/32[4]	10,300,000	11,210,778
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	37,730,000	37,383,437
ITT Holdings LLC
6.50% due 08/01/29[4]	38,518,000	34,897,531
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	43,921,000	33,260,432

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Energy - 1.9% (continued)
Energy Transfer, LP
6.00% due 02/01/29[4]	11,400,000	$11,478,272
7.38% due 02/01/31[4]	7,610,000	7,940,951
5.50% due 06/01/27	3,175,000	3,184,021
6.13% due 12/15/45	1,190,000	1,166,688
6.05% due 09/01/54	500,000	493,052
Enbridge, Inc.
5.63% due 04/05/34	22,300,000	22,263,299
Sunoco, LP
7.25% due 05/01/32[4]	17,125,000	17,713,398
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	16,048,000	15,577,439
ONEOK, Inc.
6.05% due 09/01/33	11,350,000	11,685,784
3.95% due 03/01/50	1,600,000	1,160,896
5.15% due 10/15/43	1,100,000	997,831
4.50% due 03/15/50	850,000	672,332
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[4]	10,672,000	9,093,682
4.13% due 08/15/31[4]	2,667,000	2,393,274
6.25% due 01/15/30[4]	1,500,000	1,522,344
NuStar Logistics, LP
6.38% due 10/01/30	10,560,000	10,738,063
5.63% due 04/28/27	1,880,000	1,864,167
Greensaif Pipelines Bidco SARL
6.51% due 02/23/42[4]	6,500,000	6,759,295
6.13% due 02/23/38[4]	5,550,000	5,640,544
TransCanada PipeLines Ltd.
6.20% due 03/09/26	10,900,000	10,905,295
4.88% due 05/15/48	1,200,000	1,053,891
Cheniere Energy Partners, LP
5.95% due 06/30/33	8,845,000	8,968,335
5.75% due 08/15/34[4]	2,950,000	2,961,753
Viper Energy, Inc.
7.38% due 11/01/31[4]	11,300,000	11,703,274
Targa Resources Corp.
6.50% due 03/30/34	9,937,000	10,522,601
6.50% due 02/15/53	1,000,000	1,050,561
Cheniere Energy, Inc.
5.65% due 04/15/34[4]	11,550,000	11,559,124
Kinetik Holdings, LP
6.63% due 12/15/28[4]	9,625,000	9,778,596
Parkland Corp.
4.63% due 05/01/30[4]	8,000,000	7,296,352
Boardwalk Pipelines, LP
5.63% due 08/01/34	6,675,000	6,559,386
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30	5,863,000	5,826,997
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	5,000,000	5,186,490
Kinder Morgan, Inc.
5.20% due 06/01/33	4,700,000	4,560,544
Buckeye Partners, LP
3.95% due 12/01/26	4,250,000	4,033,962
DT Midstream, Inc.
4.30% due 04/15/32[4]	3,250,000	2,938,055
4.13% due 06/15/29[4]	550,000	508,115
Marathon Petroleum Corp.
6.50% due 03/01/41	1,650,000	1,717,227
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	1,380,000	1,552,781
Valero Energy Corp.
7.50% due 04/15/32	1,350,000	1,523,603

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Energy - 1.9% (continued)
EnLink Midstream Partners, LP
5.60% due 04/01/44	1,680,000	$1,490,069
Western Midstream Operating, LP
5.30% due 03/01/48	1,690,000	1,459,176
DCP Midstream Operating, LP
6.45% due 11/03/36[4]	1,000,000	1,052,424
MPLX, LP
5.50% due 02/15/49	1,100,000	1,014,705
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44	500,000	420,277
Total Energy		468,100,930
Communications - 1.5%
Level 3 Financing, Inc.
10.75% due 12/15/30[4]	20,300,000	20,249,250
11.00% due 11/15/29[4]	19,567,314	20,023,291
3.88% due 10/15/30[4]	34,939,000	18,310,073
4.50% due 04/01/30[4]	26,815,000	14,574,749
4.00% due 04/15/31[4]	13,950,000	7,288,875
British Telecommunications plc
4.88% due 11/23/81[3,4]	47,450,000	42,555,414
4.25% due 11/23/81[3,4]	8,250,000	7,785,138
9.63% due 12/15/30	2,391,000	2,919,431
Sirius XM Radio, Inc.
3.13% due 09/01/26[4]	26,975,000	25,379,086
4.13% due 07/01/30[4]	12,010,000	10,257,937
Vodafone Group plc
4.13% due 06/04/81[3]	40,537,000	34,523,324
Paramount Global
5.90% due 10/15/40	20,648,000	16,559,078
5.25% due 04/01/44	7,691,000	5,601,283
4.90% due 08/15/44	6,518,000	4,533,182
4.85% due 07/01/42	4,496,000	3,220,166
4.60% due 01/15/45	2,403,000	1,604,477
Rogers Communications, Inc.
4.55% due 03/15/52	29,725,000	24,267,024
Cogent Communications Group, Inc.
3.50% due 05/01/26[4]	16,765,000	16,055,363
7.00% due 06/15/27[4]	8,285,000	8,206,881
Fox Corp.
6.50% due 10/13/33	19,400,000	20,321,842
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	21,690,000	13,601,508
Altice France S.A.
5.13% due 07/15/29[4]	17,800,000	11,705,298
5.13% due 01/15/29[4]	2,290,000	1,494,216
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	10,656,000	9,035,607
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	8,203,000	7,407,782
CSC Holdings LLC
4.13% due 12/01/30[4]	5,772,000	3,730,702
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38% due 02/15/31[4]	1,450,000	1,509,028

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Communications - 1.5% (continued)
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,549,000	$1,493,695
Interpublic Group of Companies, Inc.
3.38% due 03/01/41	1,950,000	1,428,992
Koninklijke KPN N.V.
8.38% due 10/01/30	1,140,000	1,316,943
Match Group Holdings II LLC
4.13% due 08/01/30[4]	1,250,000	1,105,976
Virgin Media Finance plc
5.00% due 07/15/30[4]	1,050,000	865,773
Sunrise FinCo I BV
4.88% due 07/15/31[4]	200,000	181,603
Total Communications		359,112,987
Technology - 1.2%
Broadcom, Inc.
4.93% due 05/15/37[4]	33,182,000	31,208,118
3.19% due 11/15/36[4]	3,135,000	2,480,930
Fiserv, Inc.
5.35% due 03/15/31	20,920,000	20,907,985
2.65% due 06/01/30	7,920,000	6,889,820
5.60% due 03/02/33	3,523,000	3,551,992
5.63% due 08/21/33	2,300,000	2,319,384
Foundry JV Holdco LLC
5.88% due 01/25/34[4]	13,506,000	13,390,520
6.40% due 01/25/38[4]	10,950,000	11,286,155
6.15% due 01/25/32[4]	6,550,000	6,676,837
Leidos, Inc.
2.30% due 02/15/31	20,050,000	16,519,472
5.75% due 03/15/33	9,550,000	9,633,333
4.38% due 05/15/30	2,650,000	2,505,221
Oracle Corp.
3.95% due 03/25/51	33,794,000	24,986,449
Qorvo, Inc.
4.38% due 10/15/29	14,751,000	13,931,865
3.38% due 04/01/31[4]	10,809,000	9,265,333
MSCI, Inc.
3.63% due 09/01/30[4]	17,718,000	15,907,291
3.88% due 02/15/31[4]	1,769,000	1,593,318
3.63% due 11/01/31[4]	1,780,000	1,561,788
Atlassian Corp.
5.50% due 05/15/34	17,500,000	17,339,811
Fair Isaac Corp.
5.25% due 05/15/26[4]	15,640,000	15,471,798
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	10,470,000	10,798,988
3.88% due 09/01/28[4]	4,550,000	4,284,727
CGI, Inc.
2.30% due 09/14/31	16,050,000	12,778,506
Constellation Software, Inc.
5.16% due 02/16/29[4]	8,250,000	8,247,047
5.46% due 02/16/34[4]	4,425,000	4,425,543
ACI Worldwide, Inc.
5.75% due 08/15/26[4]	6,973,000	6,934,789
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	7,200,000	6,914,266
Broadridge Financial Solutions, Inc.
2.90% due 12/01/29	1,200,000	1,069,352
CDW LLC / CDW Finance Corp.
3.25% due 02/15/29	1,100,000	993,708
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.13% due 02/15/42	1,400,000	984,772
Total Technology		284,859,118
Utilities - 0.8%
NRG Energy, Inc.
2.45% due 12/02/27[4]	26,000,000	23,464,145
7.00% due 03/15/33[4]	9,490,000	10,017,663

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 28.0% (continued)
Utilities - 0.8% (continued)
AES Corp.
3.95% due 07/15/30[4]	28,124,000	$25,714,693
3.30% due 07/15/25[4]	3,750,000	3,655,802
Liberty Utilities Co.
5.58% due 01/31/29[4]	16,600,000	16,669,221
5.87% due 01/31/34[4]	6,450,000	6,454,249
Black Hills Corp.
6.00% due 01/15/35	9,020,000	9,073,352
5.95% due 03/15/28	5,050,000	5,166,943
4.20% due 09/15/46	1,200,000	914,533
Public Service Company of Colorado
5.35% due 05/15/34	13,400,000	13,281,910
Alexander Funding Trust II
7.47% due 07/31/28[4]	12,360,000	13,078,725
Enel Finance International N.V.
5.00% due 06/15/32[4]	13,690,000	13,006,713
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	10,945,000	10,605,500
5.50% due 05/20/25	1,859,000	1,851,386
Brooklyn Union Gas Co.
6.39% due 09/15/33[4]	10,800,000	11,032,524
4.27% due 03/15/48[4]	1,300,000	979,712
DTE Energy Co.
5.85% due 06/01/34	8,600,000	8,724,508
Terraform Global Operating, LP
6.13% due 03/01/26[4]	5,235,000	5,168,951
Appalachian Power Co.
5.80% due 10/01/35	4,150,000	4,123,050
Constellation Energy Generation LLC
5.75% due 10/01/41	1,800,000	1,763,455
Entergy Texas, Inc.
1.50% due 09/01/26	1,650,000	1,517,730
Nevada Power Co.
6.65% due 04/01/36	1,180,000	1,270,248
Southern Power Co.
5.25% due 07/15/43	1,350,000	1,250,704
Washington Gas Light Co.
3.80% due 09/15/46	1,300,000	976,423
Duke Energy Ohio, Inc.
4.30% due 02/01/49	1,200,000	963,957
Louisville Gas and Electric Co.
4.25% due 04/01/49	1,100,000	869,435
Total Utilities		191,595,532
Basic Materials - 0.6%
Anglo American Capital plc
5.63% due 04/01/30[4]	21,300,000	21,437,779
2.63% due 09/10/30[4]	18,000,000	15,357,655
3.95% due 09/10/50[4]	14,140,000	10,435,381
5.75% due 04/05/34[4]	5,550,000	5,538,522
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]	14,325,000	14,105,856
4.13% due 03/31/29[4]	8,600,000	7,976,607
7.13% due 03/15/31[4]	3,200,000	3,288,756
6.13% due 05/15/28[4]	2,800,000	2,788,021
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]	21,520,000	20,353,653
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	18,748,000	17,793,914
Yamana Gold, Inc.
2.63% due 08/15/31	14,431,000	11,992,539
4.63% due 12/15/27	3,000,000	2,901,068

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 28.0% (continued)
Basic Materials - 0.6% (continued)
Steel Dynamics, Inc.
2.40% due 06/15/25		5,950,000	$5,764,474
Novelis Corp.
3.25% due 11/15/26[4]		5,923,000	5,573,568
Axalta Coating Systems Dutch Holding B BV
7.25% due 02/15/31[4]		2,000,000	2,076,888
FMC Corp.
6.38% due 05/18/53		1,530,000	1,513,389
Southern Copper Corp.
7.50% due 07/27/35		1,250,000	1,454,880
Carpenter Technology Corp.
6.38% due 07/15/28		178,000	177,963
Total Basic Materials			150,530,913
Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31		14,200,000	14,105,212
Stolthaven Houston, Inc.
5.98% due 07/17/34		12,800,000	12,656,012
Total Transportation			26,761,224
Consumer Cyclical - 0.0%
Flutter Entertainment plc
5.00% due 04/29/29	EUR	4,900,000	5,319,805
Total Corporate Bonds
(Cost $7,463,405,517)			6,789,244,754

ASSET-BACKED SECURITIES†† - 23.1%
Collateralized Loan Obligations - 12.8%
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,4		88,008,005	87,072,753
2021-FL3 AS, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,4		37,152,000	35,957,370
2021-FL3 B, 7.64% (1 Month Term SOFR + 2.31%, Rate Floor: 2.31%) due 11/15/38◊,4		21,450,000	20,762,766
2021-FL2 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,4		400,000	384,257
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4		23,000,000	22,976,227
2021-3A B, 7.34% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,4		22,500,000	22,521,852
2023-2A A2, 7.65% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,4		19,500,000	19,515,204
2024-3A BR, 7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/31◊,4		16,050,000	16,049,165

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
2023-1A B, 8.13% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 07/20/31◊,4	15,250,000	$15,249,890
2023-2A B, 8.05% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,4	11,750,000	11,748,998
2021-2A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,4	10,500,000	10,505,759
2021-1A B, 7.39% (3 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 04/20/29◊,4	7,100,000	7,108,597
2023-4A B, 8.07% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/24/31◊,4	7,050,000	7,064,373
2021-2A C, 7.99% (3 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 05/20/29◊,4	7,000,000	7,004,124
BXMT Ltd.
2020-FL2 A, 6.34% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,4	38,526,755	36,991,391
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,4	23,550,000	22,604,597
2020-FL2 B, 6.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,4	16,000,000	14,400,238
2020-FL3 C, 7.99% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,4	16,327,000	13,890,651
2020-FL3 B, 7.59% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,4	10,600,000	9,943,600
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,4	6,008,500	5,742,335
2020-FL2 C, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,4	5,360,000	4,786,486
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.21% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,4	65,000,000	65,085,651
2021-2A C, 8.44% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,4	20,925,000	20,849,892
2021-2A B, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,4	19,200,000	19,091,173

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.46% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,4	105,004,127	$104,421,701
HERA Commercial Mortgage Ltd.
2021-FL1 B, 7.05% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,4	49,562,000	47,931,019
2021-FL1 AS, 6.75% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,4	28,000,000	27,184,732
2021-FL1 C, 7.40% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/18/38◊,4	19,200,000	18,301,644
2021-FL1 A, 6.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,4	7,230,027	7,058,370
Woodmont Trust
2020-7A A1A, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,4	72,314,637	72,314,637
2020-7A B, 8.19% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 01/15/32◊,4	13,500,000	13,500,000
2020-7A A2, 7.84% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 01/15/32◊,4	7,000,000	7,000,000
Cerberus Loan Funding XLV LLC
2024-1A A, 7.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 04/15/36◊,4	75,250,000	75,796,563
2024-1A B, 7.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,4	12,000,000	12,131,575
LoanCore Issuer Ltd.
2021-CRE6 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/15/38◊,4	44,000,000	42,069,953
2021-CRE6 C, 7.74% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,4	22,825,000	21,438,749
2021-CRE5 D, 8.44% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4	14,350,000	13,839,081
2021-CRE5 A, 6.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.41%) due 07/15/36◊,4	9,860,307	9,835,723

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,4	84,258,254	$84,252,878
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.45% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,4	50,000,000	50,586,530
2024-5A B, 8.30% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,4	24,950,000	25,315,745
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.81% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,4	54,450,000	54,803,854
2023-3A B, 8.68% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,4	15,700,000	15,700,086
Cerberus Loan Funding XL LLC
2023-1A A, 7.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,4	64,859,750	65,475,074
2023-1A B, 8.93% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,4	4,600,000	4,653,516
Owl Rock CLO XVI
2024-16A A, 7.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,4	57,300,000	57,548,957
2024-16A B, 7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,4	9,550,000	9,642,416
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,4	33,500,000	33,491,682
2021-1A BR, 7.59% (3 Month Term SOFR + 2.26%, Rate Floor: 2.00%) due 04/15/33◊,4	30,400,000	30,216,928
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,4	59,500,000	59,648,179
2021-1A B12, 7.59% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 07/20/33◊,4	2,500,000	2,495,371
FS Rialto
2021-FL3 C, 7.49% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,4	31,150,000	29,760,442

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
2021-FL2 C, 7.49% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,4	15,665,000	$14,959,292
2021-FL3 B, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,4	8,420,000	8,317,109
2021-FL2 A, 6.66% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,4	6,173,620	6,108,238
Ares Direct Lending CLO 1 LLC
2024-1A A, 7.18% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/25/36◊,4	49,000,000	48,992,229
2024-1A B, 7.59% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,4	9,750,000	9,748,277
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,4	40,750,000	40,879,736
2021-4A A2R, 7.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,4	16,750,000	16,636,968
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.15% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,4	47,750,000	47,840,668
2021-3A B, 7.44% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,4	9,500,000	9,500,022
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 7.39% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	46,200,000	46,278,378
2021-9A BR, 7.54% (3 Month Term SOFR + 2.21%, Rate Floor: 1.95%) due 10/15/33◊,4	6,700,000	6,701,556
2021-9A A1TR, 7.14% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,4	3,450,000	3,458,415
Owl Rock CLO III Ltd.
2024-3A AR, 7.23% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,4	41,250,000	41,241,672
2024-3A BR, 7.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,4	13,500,000	13,496,865

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.90% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,4	52,375,886	$52,316,387
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,4	41,500,000	41,599,637
2021-5A B, 7.44% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 09/22/33◊,4	8,000,000	7,979,504
Cerberus Loan Funding XLVII LLC
2024-3A A, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,4	44,000,000	44,000,000
2024-3A B, 7.35% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,4	5,250,000	5,250,000
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 7.28% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,4	28,900,000	29,172,767
2024-9A CR, 7.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,4	18,550,000	18,794,782
ACRES Commercial Realty Ltd.
2021-FL1 C, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 06/15/36◊,4	13,092,000	12,543,631
2021-FL1 D, 8.09% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 06/15/36◊,4	11,750,000	10,783,449
2021-FL2 B, 7.69% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 01/15/37◊,4	10,100,000	9,864,370
2021-FL1 AS, 7.04% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 06/15/36◊,4	6,425,000	6,319,928
2021-FL2 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 01/15/37◊,4	3,500,000	3,461,183
Golub Capital Partners CLO 54M LP
2021-54A B, 7.45% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,4	21,000,000	20,970,764
2021-54A A, 7.13% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,4	16,700,000	16,733,400

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
LCM XXIV Ltd.
2021-24A BR, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 03/20/30◊,4	24,200,000	$24,205,113
2021-24A CR, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 0.00%) due 03/20/30◊,4	13,050,000	13,072,874
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,4	26,750,000	26,897,173
2021-16A A2R2, 7.39% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,4	9,750,000	9,777,112
Carlyle Direct Lending CLO 2015-1R LLC
2024-1A A11A, due 07/15/36◊,4	36,350,000	36,350,000
Fortress Credit BSL XV Ltd.
2024-2A AR, 6.73% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,4	35,000,000	35,000,000
KREF Ltd.
2021-FL2 AS, 6.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	19,300,000	18,711,985
2021-FL2 C, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,4	16,600,000	15,512,730
Madison Park Funding XLVIII Ltd.
2021-48A B, 7.04% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,4	27,500,000	27,472,500
2021-48A C, 7.59% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,4	6,650,000	6,660,007
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 08/26/33◊,4	21,695,000	21,611,637
2021-49A CR, 8.19% (3 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 08/26/33◊,4	12,600,000	12,481,244
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,4	21,757,520	21,777,322
2021-1A C, 8.19% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 04/15/32◊,4	12,000,000	11,923,981

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
Palmer Square CLO Ltd.
2023-4A C, 7.93% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/20/33◊,4	16,250,000	$16,289,652
2023-4A B, 7.48% (3 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 10/20/33◊,4	14,200,000	14,261,263
BCC Middle Market CLO LLC
2021-1A A1R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	30,450,000	30,453,276
Owl Rock CLO II Ltd.
2021-2A ALR, 7.13% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,4	30,350,000	30,448,076
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,4	26,700,000	26,700,000
2021-40A C, 7.34% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,4	2,500,000	2,502,457
STWD Ltd.
2019-FL1 B, 7.04% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,4	11,210,000	11,043,994
2019-FL1 C, 7.39% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,4	8,800,000	8,465,770
2021-FL2 A, 6.65% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 04/18/38◊,4	4,379,268	4,280,378
2021-FL2 C, 7.55% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 04/18/38◊,4	2,820,000	2,543,479
2019-FL1 AS, 6.84% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 07/15/38◊,4	2,200,000	2,185,514
MidOcean Credit CLO VII
2020-7A BR, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,4	27,500,000	27,620,035
Fontainbleau Vegas
10.97% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	26,250,000	26,250,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
Madison Park Funding LIII Ltd.
2022-53A B, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	24,000,000	$24,012,067
BSPDF Issuer Ltd.
2021-FL1 C, 7.69% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,4	15,300,000	14,179,684
2021-FL1 B, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 10/15/36◊,4	6,500,000	6,126,948
2021-FL1 D, 8.19% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	3,500,000	3,238,370
BDS Ltd.
2021-FL9 C, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,4	19,500,000	18,815,864
2021-FL9 D, 7.70% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 11/16/38◊,4	4,400,000	4,176,964
Magnetite XXIX Ltd.
2021-29A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/34◊,4	15,100,000	15,104,821
2021-29A C, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 01/15/34◊,4	7,700,000	7,710,222
Venture XIV CLO Ltd.
2020-14A CRR, 7.85% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 08/28/29◊,4	22,725,000	22,717,624
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.89% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,4	20,449,596	20,408,039
2018-11A C, 8.09% (3 Month Term SOFR + 2.76%, Rate Floor: 0.00%) due 04/15/31◊,4	2,300,000	2,256,916
Cerberus Loan Funding XLVI, LP
2024-2A A, 7.16% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,4	16,500,000	16,497,010
2024-2A B, 7.61% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,4	5,900,000	5,898,793
KREF Funding V LLC
7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 06/25/26◊,†††	22,081,647	21,982,194

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
0.15% due 06/25/26†††,7	313,636,364	$31,364
Madison Park Funding LVIII Ltd.
2024-58A B, 7.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/25/37◊,4	11,700,000	11,818,585
2024-58A C, 7.77% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,4	8,250,000	8,312,818
VOYA CLO
2024-2A B, 7.12% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,4	14,750,000	14,750,000
2021-2A BR, 7.74% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,4	4,950,000	4,959,631
Recette CLO Ltd.
2021-1A BRR, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 04/20/34◊,4	9,800,000	9,799,791
2021-1A CRR, 7.34% (3 Month Term SOFR + 2.01%, Rate Floor: 0.00%) due 04/20/34◊,4	9,200,000	9,121,971
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,4	14,100,000	14,114,330
2021-32A CR, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 01/20/32◊,4	4,200,000	4,208,430
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,4	17,022,577	17,035,182
BSPRT Issuer Ltd.
2021-FL7 C, 7.74% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,4	7,250,000	6,997,544
2021-FL6 C, 7.49% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,4	5,550,000	5,208,240
2021-FL7 B, 7.49% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 12/15/38◊,4	4,875,000	4,762,059

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 8.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,4	16,570,000	$16,663,191
Owl Rock CLO I LLC
2024-1A ANR, 7.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,4	14,400,000	14,438,426
2024-1A BR, 8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/20/36◊,4	1,100,000	1,116,236
Dryden 36 Senior Loan Fund
2020-36A CR3, 7.64% (3 Month Term SOFR + 2.31%, Rate Floor: 2.05%) due 04/15/29◊,4	15,200,000	15,215,220
Owl Rock CLO XIII LLC
2023-13A B, 8.69% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,4	14,750,000	14,962,247
Madison Park Funding Ltd.
2024-69A B, 2.00% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/25/37◊,4	14,500,000	14,644,613
Octagon Investment Partners 49 Ltd.
2024-5A BR, 7.24% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,4	12,800,000	12,849,519
Greystone Commercial Real Estate Notes
2021-FL3 C, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,4	12,000,000	11,759,076
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.86% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,4	11,050,847	11,046,681
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 7.62% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,4	10,300,000	10,299,555
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	10,213,441
HPS Loan Management Ltd.
2018-2016 BR, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 07/20/30◊,4	9,500,000	9,514,304

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 7.13% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4	9,000,000	$9,003,019
Boyce Park CLO Ltd.
2022-1A B1, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	8,800,000	8,797,860
Lake Shore MM CLO II Ltd.
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,4	7,158,941	7,189,495
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,12]	10,000,000	6,938,710
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 6.85% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 12/18/37◊,4	3,100,000	3,081,186
2021-FL4 C, 7.20% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 12/18/37◊,4	3,100,000	3,020,805
HGI CRE CLO Ltd.
2021-FL2 B, 6.94% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,4	5,000,000	4,828,320
2021-FL2 C, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 09/17/36◊,4	1,000,000	957,423
Sound Point CLO XXIV
2021-3A B1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,4	5,150,000	5,129,727
Golub Capital Partners CLO 25M Ltd.
2018-25A AR, 6.98% (3 Month Term SOFR + 1.64%, Rate Floor: 1.38%) due 05/05/30◊,4	5,032,695	5,041,456
Owl Rock CLO XVII LLC
2024-17A B, due 07/15/36◊,4	4,300,000	4,300,000
Northwoods Capital XII-B Ltd.
2018-12BA B, 7.45% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 06/15/31◊,4	4,000,000	4,028,888
Shackleton CLO Ltd.
2021-16A B, 7.34% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 10/20/34◊,4	3,900,000	3,917,463
BRSP Ltd.
2021-FL1 D, 8.15% (1 Month Term SOFR + 2.81%, Rate Floor: 2.70%) due 08/19/38◊,4	4,200,000	3,825,609

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Collateralized Loan Obligations - 12.8% (continued)
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 8.00% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,4		3,800,000	$3,653,695
Dryden XXVI Senior Loan Fund
2018-26A CR, 7.44% (3 Month Term SOFR + 2.11%, Rate Floor: 0.00%) due 04/15/29◊,4		3,500,000	3,503,328
Allegro CLO VII Ltd.
2024-1A CR, 7.41% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/13/31◊,4		2,500,000	2,500,000
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,12]		8,920,000	2,448,540
Sound Point CLO XXXI Ltd.
2021-3A B, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,4		2,200,000	2,199,086
Wellfleet CLO Ltd.
2018-2A A2R, 7.17% (3 Month Term SOFR + 1.84%, Rate Floor: 1.58%) due 10/20/28◊,4		1,465,379	1,465,313
Voya CLO Ltd.
2013-1A INC, due 10/15/30[4,12]		10,575,071	355,957
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,12]		461,538	174,525
Babson CLO Ltd.
2014-IA SUB, due 07/20/25†††,4,12		1,300,000	38,857
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,12]		6,859,005	22,909
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[4,12]		1,200,000	9,696
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,12]		3,700,000	370
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,12]		1,500,000	150
Total Collateralized Loan Obligations			3,095,569,910
Financial - 2.6%
Station Place Securitization Trust
due 08/11/25◊		50,125,000	50,125,000
due 07/11/26◊		50,125,000	50,125,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††		79,276,536	71,017,733
Strategic Partners Fund VIII, LP
7.93% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		59,879,700	59,317,699
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	55,583,426	58,895,425

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Financial - 2.6% (continued)
Project Onyx I
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		50,417,401	$50,320,713
LVNV Funding LLC
7.80% due 11/05/28†††		39,400,000	40,145,494
Thunderbird A
5.50% due 03/01/37†††		37,505,000	34,416,392
Lightning A
5.50% due 03/01/37†††		37,505,000	34,416,392
HarbourVest Structured Solutions IV Holdings, LP
8.25% (3 Month Term SOFR + 2.95%, Rate Floor: 2.45%) due 09/15/26◊,†††		17,351,537	17,289,986
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	11,100,000	11,755,357
Project Onyx
2.50% (3 Month Term SOFR + 2.75%, Rate Floor: 3.15%) due 01/26/27◊,†††		27,961,036	27,888,386
Madison Avenue Secured Funding Trust
2023-2, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4		25,350,000	25,350,000
Ceamer Finance LLC
3.69% due 03/24/31†††		17,009,952	15,983,574
6.92% due 11/15/37†††		6,701,280	6,503,906
Project Onyx II
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††		15,226,839	15,126,740
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		13,845,667	13,411,502
Station Place Securitization Trust
2023-SP1, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,4		12,650,000	12,650,000
LVNV Funding LLC
6.84% due 06/12/29		11,400,000	11,400,000
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		10,047,450	9,615,161
Aesf Vi Verdi, LP
7.60% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/25/24◊,†††		4,826,336	4,826,336
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]		4,472,580	4,414,237
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[4]		1,294,975	1,275,918
Total Financial			626,270,951
Transport-Aircraft - 1.7%
AASET Trust
2024-1A, 6.26% due 05/16/49[9]		50,850,000	50,877,704
2021-1A, 2.95% due 11/16/41[4]		52,570,194	48,450,268
2021-2A, 2.80% due 01/15/47[4]		32,382,624	28,956,814
2020-1A, 3.35% due 01/16/40[4]		12,554,844	11,550,110
2019-1, 3.84% due 05/15/39[4]		1,915,032	1,809,758

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Transport-Aircraft - 1.7% (continued)
2019-2, 3.38% due 10/16/39[4]	1,347,758	$1,280,395
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]	44,730,330	40,212,965
Next10, Inc.
6.73% due 12/15/30	39,437,008	39,526,225
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]	32,270,731	28,844,225
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	30,660,360	28,840,282
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	23,818,874	22,294,702
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	22,845,699	20,964,127
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	18,718,896	16,903,910
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	17,903,766	16,863,858
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	15,692,349	14,201,576
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	9,602,035	9,159,381
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	7,172,015	6,599,270
2017-1, 4.58% due 02/15/42[4]	1,971,396	1,892,547
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	5,492,236	5,121,742
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	4,735,688	4,498,904
Slam Ltd.
2021-1A, 2.43% due 06/15/46[4]	1,625,000	1,454,050
2021-1A, 3.42% due 06/15/46[4]	1,218,750	1,080,544
Total Transport-Aircraft		401,383,357
Whole Business - 1.6%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	94,164,263	87,320,630
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	39,195,760	34,549,981
2022-1A, 3.13% due 01/25/52[4]	22,971,250	20,462,459
2024-1A, 6.17% due 01/25/54[4]	16,578,450	16,687,145
2019-1A, 3.88% due 10/25/49[4]	6,547,480	6,217,050
Subway Funding LLC
2024-1A, 6.27% due 07/30/54[4]	18,900,000	19,149,049
2024-1A, 6.51% due 07/30/54[4]	17,750,000	18,068,229
2024-1A, 6.03% due 07/30/54[4]	9,500,000	9,584,458
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[4]	23,452,810	18,785,989
2020-1A, 3.85% due 01/20/50[4]	12,202,588	11,589,037
2021-1A, 2.19% due 08/20/51[4]	10,010,915	8,675,279

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Whole Business - 1.6% (continued)
2020-1A, 4.34% due 01/20/50[4]	7,005,742	$6,485,645
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	27,779,485	23,392,893
2020-1, 2.84% due 01/30/51[4]	9,241,007	8,221,360
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	25,117,500	22,859,864
2022-1A, 3.73% due 03/05/52[4]	1,191,000	1,087,123
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]	22,918,500	22,086,137
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	17,392,559	17,056,907
DB Master Finance LLC
2019-1A, due 05/20/49[4,15]	15,954,375	15,443,356
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]	12,108,692	11,601,462
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]	7,802,000	7,464,469
Total Whole Business		386,788,522
Infrastructure - 1.4%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	40,900,000	38,106,416
2024-1A, 5.59% due 05/15/54[4]	28,950,000	28,937,048
2024-1A, 6.64% due 05/15/54[4]	3,950,000	3,979,379
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[4]	31,313,000	31,236,117
2024-1A, 5.90% due 03/25/49[4]	16,250,000	16,297,029
2020-1A, 1.89% due 08/25/45[4]	11,624,000	11,057,786
2023-1A, 5.90% due 03/25/48[4]	6,000,000	5,980,221
2023-2A, 5.90% due 07/25/48[4]	6,000,000	5,954,521
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	31,200,000	31,162,051
2024-1A, 5.89% due 06/20/54[4]	22,750,000	23,029,661
2021-1, 2.31% due 11/20/51[4]	5,350,000	4,932,591
2021-1, 2.66% due 11/20/51[4]	4,025,000	3,674,732
2024-1A, 6.67% due 06/20/54[4]	3,150,000	3,187,829
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]	52,900,000	51,333,525
2024-1A, 6.28% due 03/25/54[4]	9,550,000	9,581,088
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[4]	47,980,000	44,189,988
2023-1A, 6.00% due 08/17/48[4]	2,600,000	2,601,483
2023-2A, 6.50% due 11/16/48[4]	1,345,000	1,374,366

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Infrastructure - 1.4% (continued)
Blue Stream Issuer LLC
2023-1A, 5.40% due 05/20/53[4]	6,625,000	$6,521,205
SBA Tower Trust
6.60% due 01/15/28[4]	3,800,000	3,878,163
Vantage Data Centers Issuer LLC
2020-1A, 1.65% due 09/15/45[4]	3,100,000	2,935,936
Total Infrastructure		329,951,135
Net Lease - 0.9%
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	21,907,675	20,317,772
2024-2A, 5.25% due 05/15/54[4]	14,185,208	13,724,349
2021-1A, 2.76% due 08/15/51[4]	6,551,875	5,177,476
2024-2A, 4.90% due 05/15/54[4]	3,488,333	3,396,410
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	27,052,469	25,639,873
2016-1A, 4.32% due 10/20/46[4]	10,709,717	10,090,163
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[4]	20,275,457	19,893,920
2020-1, 2.28% due 07/15/60[4]	10,076,831	9,414,722
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	19,963,759	17,340,076
2020-1A, 3.25% due 02/15/50[4]	3,384,621	2,960,111
2020-1A, 2.69% due 02/15/50[4]	1,860,656	1,820,848
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[4]	15,247,667	14,654,728
2023-1A, 5.55% due 02/20/53[4]	3,488,333	3,294,744
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	10,050,000	8,587,159
2021-1, 3.04% due 07/20/51[4]	5,050,000	4,000,236
2021-1, 2.51% due 07/20/51[4]	3,000,000	2,555,522
2021-1, 3.44% due 07/20/51[4]	3,215,000	2,549,556
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	14,956,250	13,772,414
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[4]	12,608,000	10,129,463
2021-1A, 3.70% due 06/20/51[4]	3,529,255	2,827,873
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	9,917,169	9,743,089
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[4]	10,000,000	8,618,243
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[4]	5,995,000	5,997,028
CARS-DB7, LP
2023-1A, 5.75% due 09/15/53[4]	4,413,500	4,366,291
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]	4,312,872	3,612,352

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Net Lease - 0.9% (continued)
Store Master Funding I-VII
2018-1A, 4.74% due 10/20/48[4]	2,817,100	$2,731,145
Total Net Lease		227,215,563
Single Family Residence - 0.8%
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[4]	31,239,000	30,171,507
2024-SFR2, 4.75% due 06/17/40[4]	10,000,000	9,759,076
2024-SFR2, 5.90% due 06/17/28[4]	9,215,000	9,143,176
2024-SFR2, 5.70% due 06/17/28[4]	7,950,000	7,884,481
2021-SFR1, 2.59% due 07/17/38[4]	7,000,000	6,490,294
2024-SFR1, 4.75% due 04/17/41[4]	3,600,000	3,453,001
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[4]	21,640,000	20,706,946
2020-SFR2, 4.00% due 10/19/37[4]	20,340,000	19,422,522
2020-SFR2, 3.37% due 10/19/37[4]	13,010,000	12,358,800
2021-SFR1, 2.19% due 08/17/38[4]	13,174,000	12,103,540
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[4]	46,368,810	42,287,585
2021-3, 2.80% due 01/17/41[4]	15,202,543	13,259,360
Total Single Family Residence		187,040,288
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	111,754,127	101,153,734
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[4]	2,700,000	2,435,713
2021-13A C2, 3.65% due 07/27/39[4]	1,950,000	1,612,826
Total Collateralized Debt Obligations		105,202,273
Transport-Container - 0.4%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	40,032,507	37,487,936
2021-2A, 2.23% due 04/20/46[4]	2,426,667	2,170,209
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[4]	32,675,625	32,505,202
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[4]	23,965,600	20,605,930
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	9,074,167	8,246,235
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]	2,633,754	2,340,199
Total Transport-Container		103,355,711
Insurance - 0.2%
Obra Longevity
8.48% due 06/30/39	26,800,000	26,800,000
due 06/30/39	40,200,000	–
CHEST
7.13% due 03/15/43†††	18,145,000	18,403,155

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.1% (continued)
Insurance - 0.2% (continued)
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[4]	2,016,651	$1,948,835
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[4]	1,494,701	1,449,236
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[4]	510,092	507,721
VICOF 2
4.00% due 02/22/30†††	473,920	457,721
SPSS
5.14% due 11/15/52†††,9	139,360	127,304
Total Insurance		49,693,972
Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[4]	15,350,000	15,852,419
2023-8A, 6.02% due 02/20/30[4]	11,000,000	11,268,685
2024-3A, 5.58% due 12/20/30[4]	8,250,000	8,177,687
Total Automotive		35,298,791
Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[4]	23,150,000	23,286,175
Asset Backed Securities - 0.1%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 12/15/41†††	15,650,000	15,812,475
Total Asset-Backed Securities
(Cost $5,712,566,995)		5,586,869,123

U.S. GOVERNMENT SECURITIES†† - 17.6%
U.S. Treasury Notes
4.00% due 02/15/34	612,000,000	594,022,500
3.50% due 01/31/28	511,600,000	495,472,608
4.13% due 06/15/26	453,680,000	448,469,767
4.25% due 02/28/31	197,000,000	195,838,007
3.75% due 12/31/30	157,200,000	151,857,655
2.75% due 02/15/28	138,420,000	130,509,513
3.88% due 11/30/27	96,894,000	95,050,743
4.63% due 03/15/26	4,900,000	4,882,965
3.63% due 03/31/28	2,570,000	2,497,719
4.63% due 04/30/29	1,400,000	1,416,078
2.13% due 05/15/25	1,100,000	1,071,512
4.38% due 05/15/34	400,000	400,125
U.S. Treasury Bonds
due 05/15/53[6,13]	2,169,990,000	607,278,776
4.38% due 11/15/39	481,570,000	476,133,527
due 02/15/46[7,13]	371,000,000	131,436,162
due 05/15/44[7,13]	318,000,000	121,973,775
due 11/15/51[6,13]	275,000,000	80,598,548
due 11/15/44[7,13]	75,000,000	28,098,469
2.88% due 08/15/45	3,600,000	2,734,172
United States Treasury Inflation Indexed Bonds
0.13% due 10/15/25	216,520,192	209,367,335
0.13% due 04/15/25	210,035,977	204,311,950
0.13% due 04/15/27	106,217,038	90,003,227
0.38% due 01/15/27	99,429,098	72,808,987
1.38% due 07/15/33	28,872,592	27,262,125
U.S. Treasury Strip Principal
due 02/15/51[6,13]	280,000,000	84,146,969
Total U.S. Government Securities
(Cost $4,554,054,966)		4,257,643,214

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8%
Industrial - 0.7%
Quikrete Holdings, Inc.
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	16,458,750	$16,458,750
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/14/31	11,770,500	11,788,862
EMRLD Borrower, LP
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	18,427,400	18,408,235
due 06/18/31	7,770,000	7,760,287
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	18,615,219	18,976,913
Clean Harbors, Inc.
7.21% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/08/28	18,306,122	18,378,615
United Rentals, Inc.
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	17,830,313	17,969,567
United Airlines Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/24/31	16,300,000	16,314,507
Brown Group Holding LLC
due 06/07/28	4,971,631	4,964,820
due 07/02/29	4,478,369	4,472,771
CapStone Acquisition Holdings, Inc.
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/12/27†††	8,497,114	8,456,317
Signature Aviation
due 07/01/31	4,971,631	4,965,417
Installed Building Products, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	3,591,000	3,610,068
Air Canada
7.85% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/21/31	3,325,000	3,326,031
Dispatch Terra Acquisition LLC
9.73% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	3,776,837	3,224,475
Genesee & Wyoming, Inc.
7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/05/31	2,500,000	2,496,550
Beacon Roofing Supply, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/19/28	2,238,750	2,244,548
Hillman Group, Inc.
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 07/14/28	1,789,813	1,789,813
Merlin Buyer, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	612,778	608,948

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Industrial - 0.7% (continued)
API Heat Transfer Thermasys Corp.
13.61% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/10/27†††	20,216	$20,216
10.61% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	11,730	11,730
Total Industrial		166,247,440
Financial - 0.6%
Higginbotham Insurance Agency, Inc.
10.94% (1 Month Term SOFR + 5.50%, Rate Floor: 6.50%) due 11/24/28†††	49,972,820	49,554,823
10.09% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/25/28†††	892,632	885,165
Jane Street Group LLC
7.96% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	35,386,302	35,337,823
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	24,835,334	24,897,422
HighTower Holding LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/21/28	17,329,559	17,345,849
Eisner Advisory Group
9.34% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31	16,150,000	16,277,908
Osaic Holdings, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/17/28	4,500,000	4,511,835
Worldpay
due 01/31/31	2,895,000	2,894,595
Virtu Financial
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/23/31	2,070,000	2,064,825
CPI Holdco B LLC
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/10/31	850,000	848,674
Total Financial		154,618,919
Consumer, Cyclical - 0.6%
First Brands Group LLC
10.59% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	23,938,267	23,751,309
MB2 Dental Solutions, LLC
11.33% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 01/29/31†††	19,872,980	19,834,683
13.50% (Commercial Prime Lending Rate + 5.00%, Rate Floor: 5.75%) due 01/29/31†††	301,325	265,731
Restaurant Brands
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/23/30	9,200,000	9,166,972
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	5,750,000	5,729,358

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Consumer, Cyclical - 0.6% (continued)
Pacific Bells LLC
10.10% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		13,824,338	$13,807,058
BCP V Modular Services Holdings IV Ltd.
8.15% (3 Month EURIBOR + 4.43%, Rate Floor: 4.43%) due 12/15/28	EUR	11,600,000	12,332,690
PCI Gaming Authority, Inc.
due 05/29/26		10,251,863	10,226,233
Peer Holding III BV
due 06/21/31		8,475,000	8,478,560
Entain Holdings (Gibraltar) Ltd.
6.92% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR	7,800,000	8,358,779
Packers Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		14,434,365	7,801,774
Wyndham Hotels & Resorts, Inc.
7.09% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 05/24/30		7,620,000	7,621,067
Scientific Games Corp.
8.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29		5,000,000	4,987,500
Go Daddy Operating Company LLC
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/21/31		4,270,000	4,264,449
Prime Security Services Borrower LLC
7.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/13/30		3,200,000	3,196,928
Clarios Global, LP
due 07/11/31	EUR	2,850,870	3,048,625
Station Casinos LLC
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/14/31		2,194,500	2,191,954
WW International, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28		1,395,000	516,150
Rent-A-Center, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28		459,659	460,426
Total Consumer, Cyclical			146,040,246
Consumer, Non-cyclical - 0.6%
Quirch Foods Holdings LLC
10.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27		28,449,452	27,631,530
PetIQ LLC
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28		27,484,013	27,243,528
Southern Veterinary Partners LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27		19,376,376	19,388,583
Midwest Veterinary Partners LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/28/28		18,817,500	18,808,091
Women's Care Holdings, Inc.
9.93% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/17/28		15,595,134	14,433,297

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Consumer, Non-cyclical - 0.6% (continued)
Nidda Healthcare Holding GmbH
7.32% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	12,766,306	$13,648,717
Blue Ribbon LLC
11.57% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28		12,808,125	9,670,134
HAH Group Holding Co. LLC
10.45% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		4,454,024	4,459,592
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27		1,696,643	1,689,568
Medline Borrower LP
due 10/23/28		850,000	850,000
Energizer Holdings, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27		450,000	450,284
Total Consumer, Non-cyclical			138,273,324
Technology - 0.2%
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/30/31†††	GBP	10,570,675	13,101,752
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††		2,613,869	2,562,799
Modena Buyer LLC
due 04/17/31		11,400,000	11,111,466
Aston FinCo SARL
9.97% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP	5,626,725	6,503,969
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/09/26		737,792	675,817
Iron Mountain Information Management Services, Inc.
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/31/31		5,796,623	5,765,205
Dun & Bradstreet
8.10% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/18/29		3,752,070	3,752,070
Total Technology			43,473,078
Energy - 0.1%
ITT Holdings LLC
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30		8,337,354	8,339,939
Venture Global Calcasieu Pass LLC
8.07% (1 Month Term SOFR + 2.63%, Rate Floor: 3.63%) due 08/19/26		5,689,085	5,689,085
WhiteWater DBR HoldCo LLC
8.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/16/31		4,600,000	4,602,898
Total Energy			18,631,922
Basic Materials - 0.0%
Trinseo Materials Operating S.C.A.
8.11% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28		10,767,000	8,539,631

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.8% (continued)
Basic Materials - 0.0% (continued)
Arsenal AIC Parent LLC
9.10% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/19/30	1,875,575	$1,884,484
Total Basic Materials		10,424,115
Utilities - 0.0%
UGI Energy Services LLC
due 02/22/30	3,811,580	3,813,638
NRG Energy, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	2,493,750	2,492,503
TerraForm Power Operating LLC
7.93% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29	198,895	199,331
Total Utilities		6,505,472
Communications - 0.0%
Zayo Group Holdings, Inc.
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,652,094	1,433,885
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28	5,936,493	898,726
Total Communications		2,332,611
Total Senior Floating Rate Interests
(Cost $707,585,170)		686,547,127

FEDERAL AGENCY BONDS†† - 0.9%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	117,238,334
4.63% due 09/15/60	42,436,000	38,669,423
5.38% due 04/01/56	9,283,000	9,623,083
due 09/15/53[7,13]	1,612,000	347,939
due 09/15/55[7,13]	1,612,000	309,475
due 09/15/56[7,13]	1,612,000	292,613
due 03/15/57[7,13]	1,612,000	283,154
due 09/15/57[7,13]	1,612,000	275,725
due 09/15/58[7,13]	1,612,000	261,444
due 03/15/59[7,13]	1,612,000	252,870
due 09/15/59[7,13]	1,612,000	246,210
due 09/15/60[7,13]	1,612,000	233,414
due 09/15/54[7,13]	1,020,000	207,064
due 03/15/61[7,13]	1,020,000	143,805
due 09/15/61[7,13]	1,020,000	140,525
due 09/15/62[7,13]	1,020,000	133,234
due 03/15/63[7,13]	1,020,000	129,733
due 09/15/63[7,13]	1,020,000	126,323
due 09/15/64[7,13]	1,020,000	121,183
due 03/15/65[7,13]	1,020,000	118,015
due 09/15/65[7,13]	1,020,000	114,470
Tennessee Valley Authority Principal Strips
due 01/15/48[6,13]	38,804,000	11,565,532
due 12/15/42[6,13]	23,785,000	9,223,680
due 01/15/38[6,13]	15,800,000	8,001,341
due 04/01/56[6,13]	11,415,000	2,122,699
due 09/15/65[6,13]	3,500,000	392,788
due 09/15/39[6,13]	570,000	264,677
Federal Farm Credit Bank
2.04% due 12/22/45	2,170,000	1,278,894
3.11% due 08/05/48	1,500,000	1,085,400
2.90% due 12/09/41	720,000	533,910
2.84% due 06/01/46	720,000	489,759
1.99% due 07/30/40	300,000	198,222
2.60% due 09/06/39	250,000	183,886
2.59% due 12/30/41	180,000	127,716
2.74% due 11/01/39	144,000	107,944
2.59% due 08/24/46	140,000	90,817

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 0.9% (continued)
3.67% due 02/26/44	70,000	$57,670
Freddie Mac
2.05% due 08/19/50	2,010,000	1,090,811
2.02% due 10/05/45	720,000	423,934
2.25% due 09/15/50	360,000	204,236
Federal Home Loan Bank
2.45% due 08/16/41	540,000	376,279
3.63% due 06/22/43	350,000	288,103
Total Federal Agency Bonds
(Cost $323,835,751)		207,376,334

MUNICIPAL BONDS†† - 0.2%
California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,500,000	11,180,800
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	6,175,355
2.55% due 01/01/40	3,600,000	2,501,638
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	943,927
Hillsborough City School District General Obligation Unlimited
due 09/01/37[13]	1,000,000	494,608
due 09/01/39[13]	1,000,000	437,855
Total California		21,734,183
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	4,875,000	4,958,725
6.63% due 02/01/35	1,540,000	1,629,968
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,757,067
Total Illinois		11,345,760
Texas - 0.0%
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,390,748
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,760,073
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,238,707
Total Texas		5,389,528
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	1,938,854
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	704,692
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	425,536
Total Oklahoma		1,130,228
Total Municipal Bonds
(Cost $47,358,934)		41,538,553

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	15,231,142
Israel Government International Bond
5.38% due 03/12/29	9,800,000	9,613,879
Total Foreign Government Debt
(Cost $35,089,446)		24,845,021

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

		Face Amount~	Value
U.S. TREASURY BILLS†† - 0.0%
U.S. Treasury Bills
5.19% due 07/11/24[14]		$5,300,000	$5,292,268
5.12% due 10/17/24[14]		1,650,000	1,624,235
4.88% due 04/17/25[14]		550,000	528,234
Total U.S. Treasury Bills
(Cost $7,445,071)			7,444,737

		Notional Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,16 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.92% (Notional Value $892,977,813)	EUR	833,196,000	3,754,096
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.21% (Notional Value $196,258,860)	EUR	183,120,000	914,381
Total OTC Interest Rate Swaptions Purchased
(Cost $5,229,385)			4,668,477
Total Investments - 110.8%
(Cost $28,519,839,673)			$26,843,008,801

OTC INTEREST RATE SWAPTIONS WRITTEN††,16 - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.36% (Notional Value $892,977,813)	EUR	833,196,000	(1,122,962)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.71% (Notional Value $196,258,860)	EUR	183,120,000	(3,342,885)
Total OTC Interest Rate Swaptions Written
(Premiums received $5,229,385)			(4,465,847)
Other Assets & Liabilities, net - (10.8)%			(2,626,462,142)
Total Net Assets - 100.0%			$24,212,080,812

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	2,426	Mar 2026	$582,391,625	$389,931
3-Month SOFR Futures Contracts	2,426	Dec 2025	581,512,200	147,331
3-Month SOFR Futures Contracts	2,426	Sep 2025	580,359,850	(95,234)
			$1,744,263,675	$442,028

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR	56,240,000	$(1,071,841)	$(1,294,864)	$223,023

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$389,640,000	$16,608,015	$3,001	$16,605,014
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/05/30	1,958,500,000	8,997,819	231,249	8,766,570
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	1,337,210,000	1,225,861	2,321	1,223,540
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.96%	Annually	04/03/34	53,740,000	113,964	512	113,452
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.55%	Annually	02/05/29	1,960,000	(43,987)	188	(44,175)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.75%	Annually	02/05/27	6,000,000	(96,198)	272	(96,470)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.66%	Annually	01/16/29	240,000,000	(4,306,949)	1,251	(4,308,200)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	650,000,000	(9,072,791)	2,966	(9,075,757)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.59%	Annually	01/02/28	660,000,000	(13,634,795)	2,857	(13,637,652)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	900,000,000	(24,469,281)	3,262	(24,472,543)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	1,803,000,000	(77,778,030)	5,081	(77,783,111)
								$(102,456,372)	$252,960	$(102,709,332)

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	99,195,000	106,718,970 USD	07/16/24	$361,956
Goldman Sachs International	GBP	Sell	20,490,000	26,100,818 USD	07/16/24	196,274
						$558,230

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.92%	12/20/24	2.92%	$892,977,813	$3,754,096
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.21%	12/20/24	2.21%	196,258,860	914,381
								$4,668,477

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.36%	12/20/24	2.36%	892,977,813	(1,122,962)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.71%	12/20/24	2.71%	196,258,860	(3,342,885)
								$(4,465,847)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $10,495,520,429 (cost $11,039,663,439), or 43.4% of total net assets.
[5]	Rate indicated is the 7-day yield as of June 30, 2024.
[6]	Security is a principal-only strip.
[7]	Security is an interest-only strip.
[8]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $98,610,943 (cost $101,037,036), or 0.4% of total net assets — See Note 6.
[10]	Perpetual maturity.
[11]	Security is in default of interest and/or principal obligations.
[12]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[13]	Zero coupon rate security.
[14]	Rate indicated is the effective yield at the time of purchase.
[15]	Security is unsettled at period end and does not have a stated effective rate.
[16]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.41.V1 — iTraxx Europe Series 41 Index Version 1
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$88,727	$–	$212,621	$301,348
Preferred Stocks	–	630,758,200	46,910,230	677,668,430
Warrants	2,862	–	388	3,250
Mutual Funds	203,655,010	–	–	203,655,010
Money Market Funds	195,518,411	–	–	195,518,411
Collateralized Mortgage Obligations	–	8,104,772,613	54,912,399	8,159,685,012
Corporate Bonds	–	6,336,055,240	453,189,514	6,789,244,754
Asset-Backed Securities	–	5,004,450,418	582,418,705	5,586,869,123
U.S. Government Securities	–	4,257,643,214	–	4,257,643,214
Senior Floating Rate Interests	–	591,853,911	94,693,216	686,547,127
Federal Agency Bonds	–	207,376,334	–	207,376,334
Municipal Bonds	–	41,538,553	–	41,538,553
Foreign Government Debt	–	24,845,021	–	24,845,021
U.S. Treasury Bills	–	7,444,737	–	7,444,737
Interest Rate Swaptions Purchased	–	4,668,477	–	4,668,477
Interest Rate Futures Contracts**	537,262	–	–	537,262
Credit Default Swap Agreements**	–	223,023	–	223,023
Interest Rate Swap Agreements**	–	26,708,576	–	26,708,576
Forward Foreign Currency Exchange Contracts**	–	558,230	–	558,230
Total Assets	$399,802,272	$25,238,896,547	$1,232,337,073	$26,871,035,892

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$–	$4,465,847	$–	$4,465,847
Interest Rate Futures Contracts**	95,234	–	–	95,234
Interest Rate Swap Agreements**	–	129,417,908	–	129,417,908
Unfunded Loan Commitments (Note 5)	–	–	356,381	356,381
Total Liabilities	$95,234	$133,883,755	$356,381	$134,335,370

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$285,063,980	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	238,645,693	Yield Analysis	Yield	3.1%-8.3%	6.9%
Asset-Backed Securities	38,031,364	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	15,812,475	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	4,826,336	Model Price	Purchase Price	—	—
Asset-Backed Securities	38,857	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	54,794,024	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	118,375	Third Party Pricing	Vendor Price	—	—
Common Stocks	211,690	Enterprise Value	Valuation Multiple	2.9x-9.3x	5.0x
Common Stocks	931	Model Price	Liquidation Value	—	—
Corporate Bonds	294,804,729	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	83,932,020	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	74,452,765	Yield Analysis	Yield	6.6%-6.7%	6.6%
Preferred Stocks	46,910,230	Yield Analysis	Yield	6.8%	—
Senior Floating Rate Interests	74,560,856	Yield Analysis	Yield	9.9%-11.0%	10.2%
Senior Floating Rate Interests	20,132,360	Model Price	Purchase Price	—	—
Warrants	388	Model Price	Liquidation Value	—	—
Total Assets	$1,232,337,073
Liabilities:
Unfunded Loan Commitments	$356,381	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $84,089,252 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $79,880,055 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$567,198,526	$94,495,909	$316,972,375	$216,787,942	$104	$2,503	$47,610,124	$4,997,084	$1,248,064,567	$(151,690)
Purchases/(Receipts)	148,736,373	-	33,980,000	52,057,360	-	-	-	-	234,773,733	(598,277)
(Sales, maturities and paydowns)/Fundings	(122,729,456)	(5,505,050)	(6,879,791)	(151,019,573)	-	(7,403)	(1,541,871)	-	(287,683,144)	39,855
Amortization of premiums/discounts	623,843	12,675	181,531	1,745,364	-	-	-	-	2,563,413	91,308
Corporate actions	-	-	6,849,961	(42,623)	-	49,860	(7,237)	(6,849,961)	-	-
Total realized gains (losses) included in earnings	238,096	(40,996)	(602,100)	(5,620,323)	-	(20,873)	(3,627,058)	-	(9,673,254)	913
Total change in unrealized appreciation (depreciation) included in earnings	4,164,885	2,615,594	18,755,518	8,028,597	284	188,534	4,476,272	1,852,877	40,082,561	261,510
Transfers into Level 3	38,857	118,375	83,932,020	-	-	-	-	-	84,089,252	-
Transfers out of Level 3	(15,852,419)	(36,784,108)	-	(27,243,528)	-	-	-	-	(79,880,055)	-
Ending Balance	$582,418,705	$54,912,399	$453,189,514	$94,693,216	$388	$212,621	$46,910,230	$-	$1,232,337,073	$(356,381)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$3,623,391	$2,323,929	$18,755,518	$170,947	$284	$167,668	$(89,770)	$-	$24,951,967	$264,648

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	–	–
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	–	–
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	–	–
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	–	–
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	–	–
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	–	–
Angel Oak Mortgage Trust 2024-2, 5.99% due 01/25/69	6.93%	01/01/28	–	–
Angel Oak Mortgage Trust 2024-2, 6.19% due 01/25/69	7.13%	01/01/28	–	–
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	–	–
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	–	–
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28	–	–
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28	–	–
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	–	–
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	–	–
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	–	–
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due 06/25/63	8.01%	07/01/27	–	–
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	–	–
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28	–	–
BRAVO Residential Funding Trust 2024-NQM3, 6.19% due 03/25/64	7.19%	03/01/28	–	–
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due 09/25/63	8.06%	08/01/27	–	–
BRAVO Residential Funding Trust 2024-NQM3, 6.50% due 03/25/64	7.50%	03/01/28	–	–
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	–	–
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27	–	–
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	–	–
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28	–	–
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28	–	–
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	–	–
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27	–	–

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28	–	–
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	–	–
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	–	–
GCAT Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	–	–
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	–	–
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27	–	–
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	–	–
GCAT Trust 2024-NQM2, 6.44% due 06/25/59	7.56%	05/01/28	–	–
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28	–	–
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	–	–
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	–	–
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	–	–
OBX Trust 2024-NQM5, 6.39% due 12/01/64	7.39%	03/01/28	–	–
OBX Trust 2024-NQM5, 6.29% due 12/01/64	7.29%	03/01/28	–	–
OBX Trust 2024-NQM5, 5.99% due 12/01/64	6.99%	03/01/28	–	–
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27	–	–
OBX Trust 2024-NQM10, 6.33% due 05/25/64	7.33%	06/01/28	–	–
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28	–	–
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28	–	–
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	–	–
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	–	–
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	–	–
OBX Trust 2024-NQM8, 6.44% due 05/25/64	7.44%	05/01/28	–	–
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	–	–
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	–	–
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	–	–
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	–	–
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28	–	–
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	–	–
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	–	–
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28	–	–
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28	–	–
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	–	–

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
OBX Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	–	–
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	–	–
OBX Trust 2024-NQM4, 6.07% due 01/25/64	7.07%	02/01/28	–	–
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28	–	–
OBX Trust 2024-NQM4, 6.32% due 01/25/64	7.32%	02/01/28	–	–
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	–	–
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	–	–
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	–	–
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27	–	–
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	–	–
RCKT Mortgage Trust 2024-CES4, 6.30% due 06/25/44	7.30%	05/01/28	–	–
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	–	–
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28	–	–
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27	–	–
Verus Securitization Trust 2024-5, 6.65% due 06/25/69	7.65%	06/01/28	–	–
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	–	–
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	–	–
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27	–	–
Vista Point Securitization Trust 2024-CES1 2024-CES1, 6.68% due 05/25/54	7.67%	04/01/28	–	–

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Common Stocks
BP Holdco LLC*	$683	$–	$–	$–	$(38)	$645	532	$–
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	120,393,598	4,458,101	–	–	2,840,757	127,692,456	5,289,663	4,476,711
Guggenheim Strategy Fund II	28,409,135	1,226,737	–	–	451,933	30,087,805	1,220,601	1,231,762
Guggenheim Strategy Fund III	15,326,528	632,775	–	–	281,718	16,241,021	656,734	635,013
Guggenheim Ultra Short Duration Fund — Institutional Class	27,908,179	1,172,742	–	–	552,807	29,633,728	2,981,260	1,177,328
	$192,038,123	$7,490,355	$–	$–	$4,127,177	$203,655,655		$7,520,814

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 30.1%
Financial - 16.7%
Athene Global Funding
5.91% (SOFR Compounded Index + 0.56%) due 08/19/24◊,1	11,000,000	$11,004,518
F&G Global Funding
0.90% due 09/20/24[1]	9,700,000	9,589,432
Macquarie Group Ltd.
1.20% due 10/14/25[1,2]	5,250,000	5,174,296
Corebridge Financial, Inc.
3.50% due 04/04/25	5,150,000	5,064,285
Goldman Sachs Group, Inc.
3.50% due 04/01/25	5,050,000	4,972,768
Bank of America Corp.
3.95% due 04/21/25	4,100,000	4,041,133
Brighthouse Financial Global Funding
5.55% due 04/09/27[1]	3,900,000	3,885,108
AEGON Funding Company LLC
5.50% due 04/16/27[1]	3,750,000	3,734,089
UBS AG/Stamford CT
2.95% due 04/09/25	3,800,000	3,724,231
Essex Portfolio, LP
3.50% due 04/01/25	3,181,000	3,126,900
Macquarie Bank Ltd.
5.27% due 07/02/27[1]	2,600,000	2,601,705
Citigroup, Inc.
6.04% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,552,219
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	2,600,000	2,551,801
Jackson National Life Global Funding
1.75% due 01/12/25[1]	2,600,000	2,542,166
Starwood Property Trust, Inc.
3.75% due 12/31/24[1]	2,550,000	2,511,340
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[1]	2,650,000	2,474,800
Morgan Stanley Bank North America
5.88% due 10/30/26	2,400,000	2,429,603
FS KKR Capital Corp.
4.25% due 02/14/25[1]	2,450,000	2,421,090
American National Group, Inc.
5.00% due 06/15/27	2,150,000	2,100,652
CNO Global Funding
5.88% due 06/04/27[1]	1,660,000	1,665,430
Societe Generale S.A.
5.52% due 01/19/28[1,2]	1,300,000	1,283,620
GA Global Funding Trust
1.63% due 01/15/26[1]	1,300,000	1,222,387
LPL Holdings, Inc.
5.70% due 05/20/27	1,200,000	1,204,745
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,077,489
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	700,000	688,985
Peachtree Corners Funding Trust
3.98% due 02/15/25[1]	650,000	640,576
First American Financial Corp.
4.60% due 11/15/24	500,000	496,881
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[1]	127,000	126,248
Total Financial		84,908,497
Industrial - 4.0%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,697,133
IP Lending V Ltd.
5.13% due 04/02/26†††,1	4,700,000	4,536,440
TD SYNNEX Corp.
1.25% due 08/09/24	2,400,000	2,387,218
Silgan Holdings, Inc.
1.40% due 04/01/26[1]	2,350,000	2,178,957
Vontier Corp.
1.80% due 04/01/26	2,150,000	2,009,590
Jabil, Inc.
1.70% due 04/15/26	650,000	607,188
4.25% due 05/15/27	600,000	581,312
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	1,001,778
3M Co.
2.65% due 04/15/25	1,000,000	977,389
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[1]	900,000	889,882
Weir Group plc
2.20% due 05/13/26[1]	440,000	412,966
Total Industrial		20,279,853
Consumer, Non-cyclical - 2.7%
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,613,242
Humana, Inc.
4.50% due 04/01/25	5,000,000	4,963,566
Triton Container International Ltd.
2.05% due 04/15/26[1]	2,200,000	2,050,846
Element Fleet Management Corp.
6.27% due 06/26/26[1]	1,200,000	1,214,042
Total Consumer, Non-cyclical		13,841,696
Consumer, Cyclical - 2.4%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	5,700,000	5,611,613
Hyatt Hotels Corp.
1.80% due 10/01/24	3,500,000	3,463,024
VF Corp.
2.40% due 04/23/25	2,700,000	2,624,809

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
CORPORATE BONDS†† - 30.1% (continued)
Consumer, Cyclical - 2.4% (continued)
BorgWarner, Inc.
3.38% due 03/15/25	$600,000	$589,919
Total Consumer, Cyclical		12,289,365
Communications - 1.9%
Fox Corp.
3.05% due 04/07/25	5,100,000	4,997,180
Rogers Communications, Inc.
2.95% due 03/15/25	2,400,000	2,352,867
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,521,688
2.25% due 02/15/26	600,000	569,752
Cogent Communications Group, Inc.
3.50% due 05/01/26[1]	434,000	415,630
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[1]	168,750	167,694
Total Communications		10,024,811
Technology - 1.7%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	4,016,850
Oracle Corp.
2.50% due 04/01/25	2,650,000	2,588,609
Qorvo, Inc.
1.75% due 12/15/24	2,050,000	2,006,537
Total Technology		8,611,996
Utilities - 0.5%
Avangrid, Inc.
3.20% due 04/15/25	2,250,000	2,202,999
AES Corp.
3.30% due 07/15/25[1]	300,000	292,464
Total Utilities		2,495,463
Basic Materials - 0.2%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1]	540,000	510,733
Anglo American Capital plc
5.38% due 04/01/25[1]	450,000	448,065
Total Basic Materials		958,798
Total Corporate Bonds
(Cost $156,099,646)		153,410,479

ASSET-BACKED SECURITIES†† - 28.1%
Collateralized Loan Obligations - 22.2%
Lake Shore MM CLO II Ltd.
2021-2A A1R, 7.06% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,1	8,125,399	8,160,077
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 6.75% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,1	5,000,000	4,854,416
2021-FL1 A, 6.50% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,1	3,072,761	2,999,807
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,1	2,550,000	2,437,040
2020-FL2 A, 6.34% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,1	2,527,173	2,426,461
2020-FL3 AS, 7.19% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,1	2,500,000	2,399,639
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.12% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,1	6,250,000	6,268,144
Palmer Square Loan Funding Ltd.
2021-2A B, 6.99% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,1	4,500,000	4,502,468
2022-1A A2, 6.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,1	1,000,000	998,966
2021-1A A1, 6.49% (3 Month Term SOFR + 1.16%, Rate Floor: 1.16%) due 04/20/29◊,1	450,613	450,647
FS Rialto
2021-FL3 B, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,1	5,500,000	5,432,791
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,1	5,000,000	5,012,005
Golub Capital Partners CLO 54M LP
2021-54A A, 7.13% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,1	4,750,000	4,759,500

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 28.1% (continued)
Collateralized Loan Obligations - 22.2% (continued)
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,1	$3,663,277	$3,624,348
2021-FL2 B, 7.34% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,1	1,000,000	960,642
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,1	4,500,000	4,514,327
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,1	4,250,000	4,273,383
BRSP Ltd.
2021-FL1 B, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,1	4,250,000	4,088,993
Madison Park Funding XLVIII Ltd.
2021-48A B, 7.04% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,1	4,000,000	3,996,000
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.46% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,1	3,750,000	3,729,200
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 6.59% (3 Month Term SOFR + 1.26%, Rate Floor: 1.00%) due 01/15/31◊,1	3,087,724	3,091,549
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,1	3,000,000	2,999,809
BDS Ltd.
2021-FL8 C, 7.00% (1 Month Term SOFR + 1.66%, Rate Floor: 1.55%) due 01/18/36◊,1	2,000,000	1,952,814
2021-FL8 D, 7.35% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 01/18/36◊,1	1,000,000	974,955
CIFC Funding Ltd.
2018-3A AR, 6.46% (3 Month Term SOFR + 1.13%, Rate Floor: 0.00%) due 04/19/29◊,1	2,777,374	2,778,485
Parliament CLO II Ltd.
2021-2A A, 6.94% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,1	2,625,309	2,618,263
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.21% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,1	2,500,000	2,503,294
Woodmont Trust
2020-7A A1A, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,1	2,395,967	2,395,967
LCM XXIV Ltd.
2021-24A AR, 6.57% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,1	2,271,278	2,273,097
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,1	2,250,000	2,255,603
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.15% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,1	2,250,000	2,254,272
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,1	2,250,000	2,249,441
Madison Park Funding LIII Ltd.
2022-53A B, 7.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,1	1,750,000	1,750,880
BCC Middle Market CLO LLC
2021-1A A1R, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,1	1,250,000	1,250,134

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 28.1% (continued)
Collateralized Loan Obligations - 22.2% (continued)
Greystone Commercial Real Estate Notes
2021-FL3 B, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,1	$1,000,000	$965,046
STWD Ltd.
2021-FL2 B, 7.25% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,1	1,000,000	929,172
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.55% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,1	850,000	846,401
MidOcean Credit CLO VII
2020-7A A1R, 6.63% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,1	832,366	832,457
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.89% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,1	819,693	818,027
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.09% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,1	774,289	774,994
Fortress Credit Opportunities VI CLO Ltd.
2018-6A A2R, 7.16% (3 Month Term SOFR + 1.60%, Rate Floor: 0.00%) due 07/10/30◊,1	250,000	249,933
2018-6A A1TR, 6.92% (3 Month Term SOFR + 1.36%, Rate Floor: 0.00%) due 07/10/30◊,1	75,474	75,315
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,1	197,609	197,755
Wellfleet CLO Ltd.
2020-2A A1R, 6.65% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,1	138,690	138,703
Total Collateralized Loan Obligations		113,065,220
Whole Business - 1.8%
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[1]	4,254,275	4,090,862
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[1]	3,193,125	2,903,150
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[1]	1,329,750	1,210,228
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[1]	955,000	906,804
Total Whole Business		9,111,044
Transport-Container - 1.7%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[1]	5,247,188	4,613,542
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[1]	2,113,506	1,877,937
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[1]	1,540,000	1,361,980
2020-1A, 2.73% due 08/21/45[1]	517,669	484,765
Total Transport-Container		8,338,224
Net Lease - 1.5%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[1]	6,235,740	5,854,031
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[1]	2,120,507	1,893,075
Total Net Lease		7,747,106
Financial - 0.9%
Station Place Securitization Trust
6.73% due 08/11/25◊	900,000	900,000
7.03 due 07/11/26◊	900,000	900,000
Madison Avenue Secured Funding Trust
2023-2, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,1	1,800,000	1,800,000

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 28.1% (continued)
Financial - 0.9% (continued)
Station Place Securitization Trust
2023-SP1, 7.18% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,1	$900,000	$900,000
Total Financial		4,500,000
Total Asset-Backed Securities
(Cost $146,211,159)		142,761,594

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.8%
Residential Mortgage-Backed Securities - 12.9%
CSMC Trust
2021-RPL1, 4.06% (WAC) due 09/27/60◊,1	4,590,147	4,491,837
2021-RPL7, 1.93% (WAC) due 07/27/61◊,1	1,996,314	1,926,176
2020-RPL5, 4.71% (WAC) due 08/25/60◊,1	1,697,750	1,689,948
2021-NQM8, 2.41% (WAC) due 10/25/66◊,1	1,486,415	1,255,974
2021-RPL4, 4.04% (WAC) due 12/27/60◊,1	1,180,399	1,157,412
2020-NQM1, 1.21% due 05/25/65[1,3]	920,589	838,602
PRPM LLC
2021-5, 4.79% due 06/25/26[1,3]	3,041,046	3,016,746
2022-1, 3.72% due 02/25/27[1,3]	2,916,306	2,865,579
2021-RPL2, 2.24% (WAC) due 10/25/51◊,1	2,000,000	1,670,803
2021-8, 1.74% (WAC) due 09/25/26◊,1	1,452,299	1,409,742
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[1,3]	6,741,333	6,580,997
2022-SP1, 5.25% due 07/25/62[1,3]	1,699,701	1,664,998
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[1,3]	2,862,608	2,788,885
2021-GS3, 4.75% due 07/25/61[1,3]	2,821,914	2,746,007
2021-GS2, 4.75% due 04/25/61[1,3]	1,291,804	1,267,963
2021-GS5, 2.25% due 07/25/67[1,3]	868,666	845,451
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,1	1,885,173	1,581,987
2021-6, 1.89% (WAC) due 10/25/66◊,1	1,649,028	1,384,991
2020-5, 1.22% due 05/25/65[1,3]	1,277,146	1,201,382
2021-4, 1.35% (WAC) due 07/25/66◊,1	891,877	720,189
2021-3, 1.44% (WAC) due 06/25/66◊,1	545,854	460,884
2019-4, 3.85% due 11/25/59[1]	305,339	296,481
2020-1, 3.42% due 01/25/60[1]	236,252	226,535
2019-4, 3.64% due 11/25/59[1]	151,324	146,909
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[1,3]	5,980,303	5,956,291
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,1	3,954,156	3,623,902
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[1,3]	2,811,369	2,645,277
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,1	554,664	552,519
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,1	255,412	254,305
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,119,384	2,034,623
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.79% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,593,116	1,513,613
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,1	965,677	886,215
2018-2A, 3.50% (WAC) due 02/25/58◊,1	548,410	507,609
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,1	1,341,782	1,169,362
Soundview Home Loan Trust
2006-OPT5, 5.74% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	978,449	929,278
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,1	760,082	755,031
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,1	300,783	291,885
2017-6, 2.75% (WAC) due 10/25/57◊,1	270,559	260,828

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.8% (continued)
Residential Mortgage-Backed Securities - 12.9% (continued)
2017-5, 6.06% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,1	$62,394	$63,772
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,1	317,067	279,425
2020-2, 1.64% (WAC) due 10/25/65◊,1	182,642	163,530
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,1	422,987	377,894
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.20% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	362,808	353,901
Banc of America Funding Trust
2015-R2, 5.72% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,1	297,112	293,585
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.03% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	274,346	271,187
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,1	262,500	241,750
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,1	238,276	229,661
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,1	45,121	41,719
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	26,481	26,238
Total Residential Mortgage-Backed Securities		65,959,878
Commercial Mortgage-Backed Securities - 4.9%
BX Commercial Mortgage Trust
2021-VOLT, 7.09% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,1	10,250,000	10,093,595
2022-LP2, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,1	2,095,435	2,066,634
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.23% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,1	2,700,000	2,497,659
Life Mortgage Trust
2021-BMR, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,1	2,408,277	2,345,133
WMRK Commercial Mortgage Trust
2022-WMRK, 8.77% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,1	2,100,000	2,101,974
BXHPP Trust
2021-FILM, 6.54% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1	1,500,000	1,411,948
MHP
2022-MHIL, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,1	1,367,421	1,345,210
Morgan Stanley Capital I Trust
2018-H3, 0.96% (WAC) due 07/15/51◊,5	38,437,641	951,362
Citigroup Commercial Mortgage Trust
2019-GC41, 1.17% (WAC) due 08/10/56◊,5	24,229,394	851,860
BENCHMARK Mortgage Trust
2019-B14, 0.89% (WAC) due 12/15/62◊,5	34,260,230	806,119
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.76% (WAC) due 06/15/51◊,5	20,867,808	372,682
Total Commercial Mortgage-Backed Securities		24,844,176
Total Collateralized Mortgage Obligations
(Cost $95,226,529)		90,804,054

U.S. TREASURY BILLS†† - 9.0%
U.S. Treasury Bills
5.21% due 07/05/24[6]	45,625,000	45,598,267
Total U.S. Treasury Bills
(Cost $45,598,614)		45,598,267

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 0.3%
Industrial - 0.3%
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	$1,320,000	$1,345,648
Total Senior Floating Rate Interests
(Cost $1,361,439)		1,345,648

REPURCHASE AGREEMENTS††,7 - 13.4%
BofA Securities, Inc.
issued 06/28/24 at 5.39% due 07/01/24	21,268,431	21,268,431
J.P. Morgan Securities LLC
issued 06/28/24 at 5.41% due 07/01/24	21,268,431	21,268,431
BNP Paribas
issued 06/28/24 at 5.40% due 07/01/24	19,141,588	19,141,588
Bank of Montreal
issued 06/28/24 at 5.39% due 07/01/24	6,766,552	6,766,552
Total Repurchase Agreements
(Cost $68,445,002)		68,445,002
Total Investments - 98.7%
(Cost $512,942,389)		$502,365,044
Other Assets & Liabilities, net - 1.3%		6,786,659
Total Net Assets - 100.0%		$509,151,703

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually	01/10/25	$61,000,000	$1,347,568	$50	$1,347,518

**	Includes cumulative appreciation (depreciation).
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $287,649,309 (cost $296,041,751), or 56.5% of total net assets.
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $26,238 (cost $26,480), or 0.0% of total net assets — See Note 6.
[5]	Security is an interest-only strip.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

CME — Chicago Mercantile Exchange

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$–	$148,874,039	$4,536,440	$153,410,479
Asset-Backed Securities	–	140,061,594	2,700,000	142,761,594
Collateralized Mortgage Obligations	–	90,804,054	–	90,804,054
U.S. Treasury Bills	–	45,598,267	–	45,598,267
Senior Floating Rate Interests	–	1,345,648	–	1,345,648
Repurchase Agreements	–	68,445,002	–	68,445,002
Interest Rate Swap Agreements**	–	1,347,518	–	1,347,518
Total Assets	$–	$496,476,122	$7,236,440	$503,712,562

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$2,700,000	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	4,536,440	Third Party Pricing	Broker Quote	—	—
Total Assets	$7,236,440

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an invetment’s valuation changes. For the period ended June 30, 2024, the Fund had no securities that transferred.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets
	Asset-Backed Securities	Corporate Bonds	Total Assets
Beginning Balance	$10,600,000	$4,371,000	$14,971,000
Purchases/(Receipts)	2,700,000	-	2,700,000
(Sales, maturities and paydowns)/Fundings	(10,600,000)	-	(10,600,000)
Total change in unrealized appreciation (depreciation) included in earnings	-	165,440	165,440
Ending Balance	$2,700,000	$4,536,440	$7,236,440
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$-	$165,440	$165,440

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc. 5.39% Due 07/01/24	$21,268,431	$21,277,984	U.S. Treasury Notes 1.50% - 4.00% Due 10/31/24 - 02/29/28	$22,088,300	$21,232,603
			U.S. Treasury Strips 0.00% Due 08/15/42 - 08/15/50	1,005,473	441,448
			U.S. Treasury Inflation Indexed Bond 0.13% Due 07/15/30	22,010	19,748
				23,115,783	21,693,799

J.P. Morgan Securities LLC 5.41% Due 07/01/24	21,268,431	21,278,020	U.S. Treasury Notes 1.13% - 4.63% Due 04/30/25 - 08/31/28	23,306,900	20,736,075
			U.S. Treasury Strips 0.00% Due 11/15/24 - 11/15/26	1,043,396	964,510
			U.S. Treasury Bond 6.88% Due 08/15/25	2,700	2,831
				24,352,996	21,703,416

BNP Paribas 5.40% Due 07/01/24	19,141,588	19,150,202	U.S. Treasury Strips 0.00% Due 05/15/35 - 08/15/39	31,380,318	19,175,421
			U.S. Treasury Notes 0.63% - 3.88% Due 05/15/30 - 08/15/33	274,100	268,296
			U.S. Treasury Bond 4.00% Due 11/15/52	88,000	81,199
			U.S. Treasury Inflation Indexed Bond 0.13% Due 01/15/32	9,387	8,144
				31,751,805	19,533,060

Bank of Montreal 5.39% Due 07/01/24	6,766,552	6,769,591	U.S. Treasury Note 2.88% Due 05/15/32	7,620,200	6,904,941

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 94.5%
Financial - 22.2%
Berkshire Hathaway, Inc. – Class B*	1,390	$565,452
Goldman Sachs Group, Inc.	1,100	497,552
ING Groep N.V.	26,000	446,965
Westpac Banking Corp.	24,660	446,530
Simon Property Group, Inc. REIT	2,690	408,342
AvalonBay Communities, Inc. REIT	1,971	407,780
National Australia Bank Ltd.	16,450	396,702
AXA S.A.	12,000	393,445
United Overseas Bank Ltd.	17,000	392,261
Public Storage REIT	1,363	392,067
Allianz AG	1,400	389,011
Intesa Sanpaolo SpA	101,700	378,142
Synchrony Financial	8,000	377,520
Aon plc – Class A	1,200	352,296
Capital One Financial Corp.	2,500	346,125
BNP Paribas S.A.	5,400	345,508
VICI Properties, Inc. REIT	12,000	343,680
Skandinaviska Enskilda Banken AB – Class A	23,000	340,179
Banco Bilbao Vizcaya Argentaria S.A.	33,570	337,155
Swedbank AB – Class A	16,000	329,700
Svenska Handelsbanken AB – Class A	34,000	325,034
Danske Bank A/S	10,000	298,315
Aviva plc	49,000	295,090
Tryg A/S	12,000	262,231
Generali	10,000	249,060
American International Group, Inc.	3,300	244,992
Banco Santander S.A.	44,000	204,821
NN Group N.V.	4,000	186,004
Swiss Life Holding AG	250	183,540
Mediobanca Banca di Credito Finanziario SpA	12,070	176,766
Allstate Corp.	1,100	175,626
UniCredit SpA	4,000	148,096
FirstService Corp.	800	121,771
Societe Generale S.A.	5,000	117,612
Gaming and Leisure Properties, Inc. REIT	2,000	90,420
Sampo Oyj – Class A	2,000	86,290
Total Financial		11,052,080
Technology - 20.0%
NVIDIA Corp.	13,500	1,667,790
Apple, Inc.	7,774	1,637,360
Microsoft Corp.	3,559	1,590,695
Broadcom, Inc.	302	484,870
International Business Machines Corp.	2,700	466,965
NXP Semiconductor N.V.	1,700	457,453
Texas Instruments, Inc.	2,262	440,027
Dell Technologies, Inc. – Class C	2,900	399,939
Skyworks Solutions, Inc.	3,600	383,688
CGI, Inc.*	3,500	349,409
Cognizant Technology Solutions Corp. – Class A	5,100	346,800
Constellation Software, Inc.	110	317,008
Workday, Inc. – Class A*	1,400	312,984
Crowdstrike Holdings, Inc. – Class A*	800	306,552
Super Micro Computer, Inc.*	300	245,805
QUALCOMM, Inc.	900	179,262
Applied Materials, Inc.	500	117,995
Descartes Systems Group, Inc.*	1,200	116,288
Lam Research Corp.	100	106,485
Total Technology		9,927,375
Consumer, Non-cyclical - 14.2%
Novo Nordisk A/S – Class B	5,100	729,866
Johnson & Johnson	3,992	583,471
UnitedHealth Group, Inc.	1,077	548,473
PepsiCo, Inc.	3,124	515,241
Elevance Health, Inc.	800	433,488
Colgate-Palmolive Co.	4,465	433,284
McKesson Corp.	730	426,349
Altria Group, Inc.	9,000	409,950
CVS Health Corp.	6,300	372,078
Bunge Global S.A.	3,400	363,018
Kraft Heinz Co.	11,000	354,420
Amgen, Inc.	998	311,825
CK Hutchison Holdings Ltd.	62,468	297,994
Sysco Corp.	3,760	268,426
Royalty Pharma plc – Class A	7,000	184,590
Eli Lilly & Co.	200	181,076
Japan Tobacco, Inc.	5,900	159,794
Cencora, Inc. – Class A	700	157,710
United Rentals, Inc.	200	129,346
Cigna Group	300	99,171
HCA Healthcare, Inc.	300	96,384
Total Consumer, Non-cyclical		7,055,954
Communications - 8.4%
Alphabet, Inc. – Class C	6,435	1,180,308
Amazon.com, Inc.*	4,838	934,943
Cisco Systems, Inc.	9,700	460,847
Meta Platforms, Inc. – Class A	900	453,798
Verizon Communications, Inc.	8,381	345,633
HKT Trust & HKT Ltd.	210,000	235,558
Arista Networks, Inc.*	600	210,288
T-Mobile US, Inc.	900	158,562
Motorola Solutions, Inc.	300	115,815
eBay, Inc.	1,900	102,068
Total Communications		4,197,820
Consumer, Cyclical - 8.4%
Walmart, Inc.	8,700	589,077
General Motors Co.	10,000	464,600
PACCAR, Inc.	3,700	380,878
Sumitomo Corp.	13,900	349,252
Home Depot, Inc.	1,009	347,338
Stellantis N.V.	16,000	316,452
Bayerische Motoren Werke AG	3,300	312,302
Sekisui House Ltd.	12,930	287,418
Aptiv plc*	4,000	281,680
WW Grainger, Inc.	280	252,627
Isuzu Motors Ltd.	16,100	214,076
Singapore Airlines Ltd.	29,000	147,398
Ford Motor Co.	10,000	125,400
Target Corp.	800	118,432
Total Consumer, Cyclical		4,186,930

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 94.5% (continued)
Industrial - 6.3%
Lockheed Martin Corp.	989	$461,962
General Dynamics Corp.	1,200	348,168
Westrock Co.	5,900	296,534
Mitsui OSK Lines Ltd.	9,720	292,295
Snap-on, Inc.	1,090	284,915
Martin Marietta Materials, Inc.	500	270,900
Parker-Hannifin Corp.	500	252,905
Bouygues S.A.	6,000	192,959
Amphenol Corp. – Class A	2,760	185,941
Aena SME S.A.[1]	900	182,336
Caterpillar, Inc.	400	133,240
TransDigm Group, Inc.	100	127,761
FedEx Corp.	400	119,936
Total Industrial		3,149,852
Utilities - 6.2%
Southern Co.	5,875	455,724
Duke Energy Corp.	4,175	418,460
Entergy Corp.	3,500	374,500
Consolidated Edison, Inc.	4,112	367,695
DTE Energy Co.	2,980	330,810
Exelon Corp.	9,010	311,836
NRG Energy, Inc.	3,700	288,082
American Electric Power Company, Inc.	2,000	175,480
Public Service Enterprise Group, Inc.	1,700	125,290
Chubu Electric Power Company, Inc.	10,000	118,152
FirstEnergy Corp.	3,000	114,810
Total Utilities		3,080,839
Energy - 5.1%
Phillips 66	3,040	429,157
Marathon Petroleum Corp.	2,451	425,199
Valero Energy Corp.	2,640	413,846
Idemitsu Kosan Company Ltd.	42,000	273,026
Aker BP ASA	9,000	230,003
HF Sinclair Corp.	4,260	227,228
Ampol Ltd.	9,800	210,787
Cheniere Energy, Inc.	700	122,381
Pembina Pipeline Corp.	3,000	111,331
DCC plc	1,100	76,774
Total Energy		2,519,732
Basic Materials - 3.7%
Nucor Corp.	2,300	363,584
Dow, Inc.	6,500	344,825
Reliance, Inc.	1,200	342,720
LyondellBasell Industries N.V. – Class A	3,362	321,609
Yara International ASA	8,000	230,572
Celanese Corp. – Class A	1,100	148,379
Rio Tinto plc	1,100	72,169
Total Basic Materials		1,823,858
Total Common Stocks
(Cost $40,408,919)		46,994,440

PREFERRED STOCKS† - 0.6%
Consumer, Cyclical - 0.6%
Volkswagen AG	2,700	305,015
Total Preferred Stocks
(Cost $348,266)		305,015

EXCHANGE-TRADED FUNDS***,† - 3.6%
SPDR S&P 500 ETF Trust	1,640	892,521
iShares MSCI EAFE ETF	11,362	889,985
Total Exchange-Traded Funds
(Cost $1,763,766)		1,782,506

MONEY MARKET FUND***,† - 0.4%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.16%[2]	177,814	177,814
Total Money Market Fund
(Cost $177,814)		177,814
Total Investments - 99.1%
(Cost $42,698,765)		$49,259,775
Other Assets & Liabilities, net - 0.9%		429,645
Total Net Assets - 100.0%		$49,689,420

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	22	Sep 2024	$1,729,888	$25,793

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is availabe at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs – See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $182,336 (cost $176,691), or 0.4% of total net assets.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

plc – Public Limited Company
REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$46,994,440	$–	$–	$46,994,440
Preferred Stocks	305,015	–	–	305,015
Exchange-Traded Funds	1,782,506	–	–	1,782,506
Money Market Fund	177,814	–	–	177,814
Currency Futures Contracts**	25,793	–	–	25,793
Total Assets	$49,285,568	$–	$–	$49,285,568

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the "SEC”) under the Investment Company Act of 1940 (the "1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Core Bond Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Adviser”), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service provider.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$34,864,703	$4,118,285	$(1,302,457)	$2,815,828
Capital Stewardship Fund	176,319,194	38,908,234	(2,749,340)	36,158,894
Core Bond Fund	2,180,055,820	7,689,698	(122,687,778)	(114,998,080)
Floating Rate Strategies Fund	1,124,244,729	5,433,017	(42,174,925)	(36,741,908)
High Yield Fund	212,002,727	2,497,663	(16,060,916)	(13,563,253)
Large Cap Value Fund	30,763,399	8,971,393	(1,113,987)	7,857,406
Limited Duration Fund	4,685,419,982	6,712,189	(146,746,301)	(140,034,112)
Macro Opportunities Fund	7,478,935,093	45,206,359	(496,775,810)	(451,569,451)
Market Neutral Real Estate Fund	40,216,300	3,115,434	(396,441)	2,718,993
Municipal Income Fund	23,104,206	1,676,272	(2,853,604)	(1,177,332)
Risk Managed Real Estate Fund	296,958,761	22,697,864	(25,350,657)	(2,652,793)
Small Cap Value Fund	4,683,171	669,277	(409,612)	259,665
SMid Cap Value Fund	295,590,695	84,152,350	(16,528,864)	67,623,486
StylePlus—Large Core Fund	246,590,796	33,139,771	(1,144,100)	31,995,671
StylePlus—Mid Growth Fund	72,572,842	5,414,393	(582,137)	4,832,256
Total Return Bond Fund	28,519,457,202	113,034,499	(1,895,434,798)	(1,782,400,299)
Ultra Short Duration Fund	512,942,389	1,646,401	(10,876,228)	(9,229,827)
World Equity Income Fund	42,753,938	7,525,116	(993,486)	6,531,630

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2024. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The unfunded loan commitments as of June 30, 2024, were as follows:

Fund	Borrower	Maturity Date	Face Amount*		Value
Core Bond Fund
	Lightning A	03/01/37		1,190,000	$–
	Thunderbird A	03/01/37		1,190,000	–
					$–
Floating Rate Strategies Fund
	Alter Domus	05/14/31		130,081	$–
	Epicor Software	05/22/31		199,525	–
	TransNetwork LLC	12/30/30		200,558	–
					$–
Limited Duration Fund
	Datix Bidco Ltd.	04/30/31		293,000	$–
	Lightning A	03/01/37		2,240,000	–
	RLDatix	04/30/30		246,050	–
	Thunderbird A	03/01/37		2,240,000	–
					$–
Macro Opportunities Fund
	Alter Domus	05/14/31		232,066	$–
	Ardonagh Midco 3 plc	02/16/25		442,771	6,642
	Avalara, Inc.	10/19/28		1,600,000	16,489
	Care BidCo	05/04/28	EUR	9,200,000	504,976
	Checkers Holdings, Inc.	06/16/27		262,053	–
	Datix Bidco Ltd.	04/30/31		3,640,000	–
	Finastra USA, Inc.	09/13/29		838,161	89,850
	Integrated Power Services Holdings, Inc.	11/22/28		3,728,766	11,724
	Lightning A	03/01/37		12,180,000	–
	Lightning B	03/01/37		2,450,000	–
	MB2 Dental Solutions, LLC	01/29/31		8,841,276	209,210
	Obra Longevity	06/30/39		20,580,000	–
	Orion Group	03/19/27		2,186,606	42,513
	Polaris Newco LLC	06/04/26		1,825,796	88,240
	RLDatix	04/30/30		3,078,000	–
	Schur Flexibles GmbH	09/30/26	EUR	143,170	17,385
	Shaw Development LLC	10/30/29		734,043	–
	Thunderbird A	03/01/37		12,180,000	–
	Thunderbird B	03/01/37		2,450,000	–
	TK Elevator Midco GmbH	01/29/27	EUR	10,885,850	514,581
					$1,501,610
Total Return Bond Fund
	Datix Bidco Ltd.	04/30/31		3,194,733	$–
	Higginbotham Insurance Agency, Inc.	11/25/28		7,107,368	71,074
	Lightning A	03/01/37		20,195,000	–
	MB2 Dental Solutions, LLC	01/29/31		12,105,889	285,307
	Next10, Inc.	06/15/29		9,412,992	–
	RLDatix	04/30/30		2,682,258	–
	Thunderbird A	03/01/37		20,195,000	–
					$356,381

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR – Euro

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	AASET Trust
	2024-1A 6.26% due 05/16/49	06/06/24	$2,949,902	$2,952,443
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	825,424	724,182
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	–	70
			$3,775,326	$3,676,695
Floating Rate Strategies Fund
	Endo, Inc.*	04/23/24	$5,223	$11,299
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	1,160,811	6,399
			$1,166,034	$17,698
High Yield Fund
	Endo Luxembourg Finance Co I SARL / Endo US, Inc. *	04/23/24	$7,224	$9,281
	Endo Luxembourg Finance Co I SARL / Endo US, Inc. *	04/23/24	5,671	7,286
	Endo, Inc.*	04/23/24	4,699	10,166
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	252,369	1,391
	Sabre GLBL, Inc.
	7.38% due 09/01/25	08/20/20	320,704	307,041
	Sabre GLBL, Inc.
	9.25% due 04/15/25	01/05/22	32,004	30,433
			$622,671	$365,598
Limited Duration Fund
	AASET Trust
	2024-1A 6.26% due 05/16/49	06/06/24	$6,699,779	$6,705,548
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	3,682,719	3,660,580
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	211,842	209,903
	CFMT LLC
	2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	1,792,403	1,831,161
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	–	50
			$12,386,743	$12,407,242
Macro Opportunities Fund
	AASET Trust
	2024-1A 6.26% due 05/16/49	06/06/24	$10,749,645	$10,758,901
	CFMT LLC
	2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	7,754,453	7,817,156
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[2]	05/09/14	–	815
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	26,268	33,748
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	10,895	13,998
	Endo, Inc.*	05/15/24	34,607	74,864
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	1,710,483	9,427
			$20,286,351	$18,708,909

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total Return Bond Fund
AASET Trust
2024-1A 6.26% due 05/16/49	06/06/24	$38,497,569	$38,531,878
Angel Oak Mortgage Trust
2024-3 4.80% due 11/26/68[4]	03/07/24	2,425,978	2,442,083
ASG Resecuritization Trust
2010-3 5.05% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[1]	10/28/16	1,821,087	1,837,820
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50	02/02/17	745,320	623,609
BRAVO Residential Funding Trust
2024-NQM3 6.39% due 03/25/64[4]	03/15/24	2,307,541	2,312,385
BRAVO Residential Funding Trust
2023-NQM2 4.50% due 05/25/62[4]	02/22/23	2,192,008	2,253,538
Cascade Funding Mortgage Trust
2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	5,339,943	5,307,841
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	767,959	760,899
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	17,052,571	14,845,735
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	7,368,767	7,528,106
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	–	150
GCAT Trust
2024-NQM2 6.54% due 06/25/59[4]	05/15/24	3,003,632	3,003,960
GCAT Trust
2023-NQM2 6.24% due 11/25/67[4]	01/30/23	2,648,779	2,646,016
Irwin Home Equity Loan Trust
2007-1 6.35% due 08/25/37	02/27/15	63	61
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3 5.59% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36[1]	03/10/21	1,495,886	1,158,507
Morgan Stanley Re-REMIC Trust
2010-R5 5.75% due 06/26/36	07/18/14	80,852	83,712
Nomura Resecuritization Trust
2015-4R 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36[1]	03/20/15	400,713	385,270

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

OBX Trust
2023-NQM2 6.72% due 01/25/62[4]	02/21/23	3,194,650	3,202,643
OBX Trust
2022-NQM9 6.45% due 09/25/62[4]	03/13/24	2,129,887	2,123,523
OBX Trust
2024-NQM3 6.43% due 12/25/63[4]	02/14/24	1,771,028	1,767,446
Residential Mortgage Loan Trust
2020-1 2.68% (WAC) due 01/26/60[1]	02/06/20	465,497	445,941
SPSS
5.14% due 11/15/52	03/30/23	126,432	127,304
Verus Securitization Trust
2023-2 6.85% due 03/25/68[4]	03/13/24	3,323,487	3,315,255
Verus Securitization Trust
2024-5 6.45% due 06/25/69[4]	06/10/24	2,499,998	2,505,678
Verus Securitization Trust
2022-8 6.13% due 09/25/67[4]	10/06/22	1,377,389	1,401,583
		$101,037,036	$98,610,943
Ultra Short Duration Fund
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	$26,480	$26,238

*	Non-income producing security.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security is in default of interest and/or principal obligations.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.